    As filed with the Securities and Exchange Commission on April 15, 2010



                                                             File Nos. 333-96795

                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 21


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 207


                                                                             [x]
                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)


                   200 Park Avenue, New York, New York 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                   First MetLife Investors Insurance Company

                             c/o Richard C. Pearson

                            5 Park Plaza, Suite 1900

                            Irvine, California 92614

                                 (949) 223-5680


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]on May 1, 2010 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                PROSPECTUSES DATED MAY 1, 2010 AND MAY 1, 2009

This supplements the prospectuses dated May 1, 2010 for the Series C and Class C products issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company, and the prospectus dated May 1, 2009 for the Class C product issued by MetLife Investors Insurance Company (together with MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company, the "Companies").

Effective as of March 19, 2002 (October 31, 2002 for First MetLife Investors Insurance Company), the Companies suspended any allocations and/or transfers to the Fixed Account under the Series C and Class C contracts during the accumulation phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                                 Series/Class C
                                                                     SUPP-FXC10

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                       TO PROSPECTUSES DATED MAY 1, 2010

For contracts issued on or after December 17, 2007, this supplement describes the annuity date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the Class XC, C, L and VA variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated May 1, 2010 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

    When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten
    (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot change your annuity date to a date beyond age 95 of the annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information--Annuitant" for the definition of annuitant and permitted changes of the annuitant).

    PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE OR GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the annuitant, there are several annuity income options to choose from during the annuity phase that you should be aware of. (See "Annuitization" below in this prospectus supplement).

2. LIFETIME WITHDRAWAL GUARANTEE--REMAINING GUARANTEED WITHDRAWAL AMOUNT

In the "Description of the Lifetime Withdrawal Guarantee II" section of the "LIVING BENEFITS" section of the prospectus, replace the last bullet item under the heading "It is important to note" with the following:

   . At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II or LWG I rider. Your contract must be annuitized when the annuitant attains age 95 unless your contract is held through a custodial account. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the LWG II or LWG I rider. Also, the tax treatment under annuitization may be different from the tax treatment of the payments received under the LWG II or LWG I rider. (See "Annuitization" below in this prospectus supplement and "Federal Income Tax Status--Withdrawals" in the prospectus.)

                                                                SUPP-MLFAN510NY

3. ANNUITIZATION

Add the following at the end of the "Guaranteed Withdrawal Benefit" section of the "LIVING BENEFITS" section of the prospectus, just before the "Guaranteed Minimum Accumulation Benefit" section:

    GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. AT ANY TIME DURING THE ACCUMULATION PHASE, YOU CAN ELECT TO ANNUITIZE UNDER CURRENT ANNUITY RATES IN LIEU OF CONTINUING ANY GUARANTEED WITHDRAWAL BENEFIT RIDER. FOR CONTRACTS ISSUED ON OR AFTER DECEMBER 17, 2007, WHEN THE ANNUITANT ATTAINS AGE 95, YOUR CONTRACT MUST BE ANNUITIZED UNLESS YOUR CONTRACT IS HELD THROUGH A CUSTODIAL ACCOUNT. (See "Annuity Date" above in this prospectus supplement.)

    AT THE REQUIRED ANNUITIZATION DATE YOU MUST SELECT ONE OF THE FOLLOWING ANNUITY INCOME OPTIONS:

     1)  Annuitize the account value under the contract's annuity provisions.

     2) Elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount under the LWG II or the Benefit Base under the Enhanced GWB is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount or Benefit Base to zero.

     3) Under the LWG I, or under the LWG II if eligible for lifetime withdrawals, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your and your spousal beneficiary's death for the Joint Life version of the LWG II or LWG
         I). If you (or you and your spousal beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

    Since the annuity date at the time you purchase the contract is the later of age 90 of the annuitant or 10 years from contract issue date, you will need to make an election if you would like to extend your annuity date to age 95 of the annuitant, or later if your contract is held through a custodial account. At the time of annuitization, you will need to select an annuity income option from one of the above referenced payout options (or any other annuity income option available under your contract) (see "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Options" in the prospectus). The default annuity income option is a life annuity with 10 years of annuity payments guaranteed. We will increase your payments so your aggregate payments will not be less than what you would have received under a GWB rider, including the LWG II or LWG I.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                 Telephone: 800-343-8496
5 Park Plaza, Suite 1900, Irvine, CA
92614

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                      FIRST METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS C




                                                                     MAY 1, 2010



This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First
MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



                               The annuity contract has 55 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 54 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. Effective for contracts issued on and after May 1, 2003, the fixed account is not available as an investment choice during the accumulation phase of the contract.








MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):


     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio


     Goldman Sachs Mid Cap Value Portfolio


     Harris Oakmark International Portfolio


     Invesco Small Cap Growth Portfolio

         (formerly Met/AIM Small Cap Growth Portfolio)

     Janus Forty Portfolio


     Lazard Mid Cap Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio

         (formerly Legg Mason Partners Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio


     Met/Eaton Vance Floating Rate Portfolio


     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio


     Pioneer Strategic Income Portfolio (Class E)


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND, INC.:

     Barclays Capital Aggregate Bond Index Portfolio

         (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)


     Met/Artisan Mid Cap Value Portfolio (Class B)


     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS

(CLASS C):

     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 73 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2010

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  6
FEE TABLES AND EXAMPLES.................  8
1. THE ANNUITY CONTRACT................. 16
     Market Timing...................... 17
2. PURCHASE............................. 17
     Purchase Payments.................. 17
     Termination for Low Account Value   17
  .
     Allocation of Purchase Payments.... 17
     Investment Allocation Restrictions
for Certain
       Riders........................... 18
     Free Look.......................... 20
     Accumulation Units................. 21
     Account Value...................... 21
     Replacement of Contracts........... 21
3. INVESTMENT OPTIONS................... 21
     Transfers.......................... 24
     Dollar Cost Averaging Program       27
  (DCA)  .
     Automatic Rebalancing Program...... 27
     Description of the MetLife Asset
Allocation
       Program.......................... 28
     Description of the American Funds
Asset Allocation
       Portfolios....................... 28
     Description of the Met/Franklin
Templeton
       Founding Strategy Portfolio...... 29
     Description of the SSgA ETF         29
  Portfolios  .
     Voting Rights...................... 29
     Substitution of Investment Options  30
  .
4. EXPENSES............................. 30
     Product Charges.................... 30
     Account Fee........................ 30
     Guaranteed Minimum Income Benefit
- Rider
       Charge........................... 31
     Guaranteed Withdrawal Benefit -     31
  Rider Charge  .
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 32
     Withdrawal Charge.................. 33
     Premium and Other Taxes............ 33
     Transfer Fee....................... 33
     Income Taxes....................... 33
     Investment Portfolio Expenses...... 33
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 33
     Annuity Date....................... 33
     Annuity Payments................... 33


     Annuity Options.................... 34
     Variable Annuity Payments.......... 35
     Fixed Annuity Payments............. 36
6. ACCESS TO YOUR MONEY................. 36
     Systematic Withdrawal Program...... 37
     Suspension of Payments or           37
  Transfers  .
7. LIVING BENEFITS...................... 38
     Overview of Living Benefit Riders   38
  .
     Guaranteed Income Benefits......... 38
     Description of GMIB Plus........... 40
     Description of GMIB................ 43
     Guaranteed Withdrawal Benefits..... 44
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 45
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 51
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit............... 52
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 56
     Guaranteed Minimum Accumulation     56
  Benefit  .
8. PERFORMANCE.......................... 60
9. DEATH BENEFIT........................ 60
     Upon Your Death.................... 60
     Standard Death Benefit - Principal  60
  Protection  .
     Optional Death Benefit - Annual     61
  Step-Up  .
     General Death Benefit Provisions... 61
     Spousal Continuation............... 62
     Death of the Annuitant............. 62
     Controlled Payout.................. 62
10. FEDERAL INCOME TAX STATUS........... 63
     Taxation of Non-Qualified           63
  Contracts  .
     Taxation of Qualified Contracts.... 65
     Puerto Rico Tax Considerations..... 68
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 68
     Possible Tax Law Changes........... 68
11. OTHER INFORMATION................... 69
     First MetLife Investors............ 69
     The Separate Account............... 69
     Distributor........................ 70
     Selling Firms...................... 70
     Requests and Elections............. 72
     Ownership.......................... 73
     Legal Proceedings.................. 73

  Financial Statements..................  73
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  73
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     Guaranteed Minimum Income Benefit
Plus
       Examples......................... C-1
APPENDIX D.............................. D-1
     Guaranteed Withdrawal Benefit       D-1
  Examples  .
APPENDIX E.............................. E-1
     Death Benefit Examples............. E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE

Account Value............................................................ 21
Accumulation Phase....................................................... 16
Accumulation Unit........................................................ 21
Annual Benefit Payment..................................... 46 and 53
Annuitant................................................................ 73
Annuity Date............................................................. 33
Annuity Options.......................................................... 34
Annuity Payments......................................................... 33
Annuity Units............................................................ 34
Beneficiary.............................................................. 73
Benefit Base............................................................. 52
Business Day............................................................. 18
Contract Year............................................................ 38
Fixed Account............................................................ 16
Good Order............................................................... 72
Guaranteed Accumulation Amount........................................... 57
Guaranteed Withdrawal Amount............................................. 54
GWB Withdrawal Rate...................................................... 53
Income Base.............................................................. 40
Income Phase............................................................. 16
Investment Portfolios.................................................... 21
Joint Owners............................................................. 73
Owner.................................................................... 73
Purchase Payment......................................................... 17
Remaining Guaranteed Withdrawal Amount................................... 46
Separate Account......................................................... 69
Total Guaranteed Withdrawal Amount....................................... 45

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit (GMIB) or a guaranteed withdrawal benefit
(GWB).



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.



The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your request. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE        None
TRANSFER FEE (Note 1)    $25
                         $0 (First 12 per year)


--------------------------------------------------------------------------------

Note 1. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.



THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)



Mortality and Expense Charge                 1.50%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.75%
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
  Death Benefit
Total Separate Account Annual Expenses
Including Charge for Optional Death          1.95%
  Benefit

--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


* Certain charges and expenses for contracts issued before May 1, 2003 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES*




      GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus                           Maximum charge: 1.50% of the Income Base (Note 1)
                                      Current charge: 0.95% of the Income Base (Note 1)
  GMIB                                0.50% of the Income Base (Note 1)
      LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Lifetime Withdrawal Guarantee II    Maximum charge: 1.60% of the Total Guaranteed
  (Single Life version)               Withdrawal Amount (Note 2)
                                      Current charge: 1.25% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)
  Lifetime Withdrawal Guarantee II    Maximum charge: 1.80% of the Total Guaranteed
  (Joint Life version)                Withdrawal Amount (Note 2)
                                      Current charge: 1.50% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)
  Lifetime Withdrawal Guarantee I     Maximum charge: 0.95% of the Total Guaranteed
  (Single Life version)               Withdrawal Amount (Note 2)
                                      Current charge: 0.50% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)
  Lifetime Withdrawal Guarantee I     Maximum charge: 1.40% of the Total Guaranteed
  (Joint Life version)                Withdrawal Amount (Note 2)
                                      Current charge: 0.70% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)


--------------------------------------------------------------------------------

* You may only elect one living benefit rider at a time. Certain riders are no longer available for sale. (See "Living Benefits.") Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Enhanced Guaranteed Withdrawal Benefit   Maximum charge: 1.00% of the Guaranteed
                                           Withdrawal Amount (Note 3)

                                           Current charge: 0.55% of the Guaranteed Withdrawal
                                           Amount (Note 3)
  Guaranteed Withdrawal Benefit I          Maximum charge: 0.95% of the Guaranteed
                                           Withdrawal Amount (Note 3)
                                           Current charge: 0.50% of the Guaranteed Withdrawal
                                           Amount (Note 3)
GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)



--------------------------------------------------------------------------------

Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.53%         1.42%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 American Funds Bond Portfolio             0.00%        0.55%          0.14%      0.39%      1.08%       0.04%         1.04%
 American Funds Growth Portfolio           0.00%        0.55%          0.10%      0.35%      1.00%       0.00%         1.00%
 American Funds International Portfolio    0.00%        0.55%          0.13%      0.54%      1.22%       0.03%         1.19%
 BlackRock High Yield Portfolio            0.60%        0.25%          0.07%      0.00%      0.92%       0.00%         0.92%
 Clarion Global Real Estate Portfolio      0.64%        0.25%          0.09%      0.00%      0.98%       0.00%         0.98%
 Goldman Sachs Mid Cap Value Portfolio     0.72%        0.25%          0.05%      0.00%      1.02%       0.00%         1.02%
 Harris Oakmark International Portfolio    0.79%        0.25%          0.05%      0.00%      1.09%       0.00%         1.09%
 Invesco Small Cap Growth Portfolio        0.86%        0.25%          0.04%      0.00%      1.15%       0.00%         1.15%
 Janus Forty Portfolio                     0.64%        0.25%          0.04%      0.00%      0.93%       0.00%         0.93%
 Lazard Mid Cap Portfolio                  0.70%        0.25%          0.04%      0.00%      0.99%       0.00%         0.99%
 Legg Mason ClearBridge Aggressive         0.64%        0.25%          0.03%      0.00%      0.92%       0.00%         0.92%
  Growth
 Portfolio
 Legg Mason Value Equity Portfolio         0.64%        0.25%          0.07%      0.00%      0.96%       0.00%         0.96%
 Loomis Sayles Global Markets Portfolio    0.69%        0.25%          0.07%      0.00%      1.01%       0.00%         1.01%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.00%         0.80%
 Lord Abbett Growth and Income Portfolio   0.53%        0.25%          0.03%      0.00%      0.81%       0.00%         0.81%
 Lord Abbett Mid Cap Value Portfolio       0.68%        0.25%          0.08%      0.00%      1.01%       0.00%         1.01%
 Met/Eaton Vance Floating Rate             0.61%        0.25%          0.16%      0.00%      1.02%       0.00%         1.02%
  Portfolio(1)
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.10%      0.00%      1.15%       0.00%         1.15%
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%       0.00%         0.98%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.99%        0.25%          0.18%      0.00%      1.42%       0.00%         1.42%
  Portfolio
 MFS (Reg. TM) Research International      0.71%        0.25%          0.10%      0.00%      1.06%       0.00%         1.06%
  Portfolio
 PIMCO Inflation Protected Bond            0.48%        0.25%          0.05%      0.00%      0.78%       0.00%         0.78%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.04%      0.00%      0.77%       0.00%         0.77%
 Pioneer Fund Portfolio                    0.66%        0.25%          0.08%      0.00%      0.99%       0.00%         0.99%
 Pioneer Strategic Income Portfolio        0.60%        0.15%          0.06%      0.00%      0.81%       0.00%         0.81%
 Rainier Large Cap Equity Portfolio        0.67%        0.25%          0.03%      0.00%      0.95%       0.00%         0.95%
 RCM Technology Portfolio                  0.88%        0.25%          0.08%      0.00%      1.21%       0.00%         1.21%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.04%      0.00%      1.04%       0.00%         1.04%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.04%      0.00%      1.03%       0.00%         1.03%
 Turner Mid Cap Growth Portfolio           0.79%        0.25%          0.05%      0.00%      1.09%       0.00%         1.09%
 Van Kampen Comstock Portfolio             0.61%        0.25%          0.03%      0.00%      0.89%       0.00%         0.89%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND, INC.
 Barclays Capital Aggregate Bond Index     0.25%        0.30%          0.05%      0.00%      0.60%       0.01%         0.59%
 Portfolio
 BlackRock Money Market Portfolio(2)(3)    0.32%        0.25%          0.02%      0.00%      0.59%       0.01%         0.58%
 Davis Venture Value Portfolio             0.71%        0.15%          0.03%      0.00%      0.89%       0.05%         0.84%
 Jennison Growth Portfolio                 0.62%        0.25%          0.04%      0.00%      0.91%       0.04%         0.87%
 Met/Artisan Mid Cap Value Portfolio(4)    0.82%        0.25%          0.05%      0.00%      1.12%       0.00%         1.12%
 Met/Dimensional International Small       0.81%        0.25%          0.19%      0.00%      1.25%       0.00%         1.25%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.10%      0.01%      0.66%       0.01%         0.65%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.03%      0.00%      0.53%       0.01%         0.52%
 Morgan Stanley EAFE (Reg. TM) Index       0.30%        0.30%          0.14%      0.01%      0.75%       0.01%         0.74%
  Portfolio
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.10%      0.00%      0.65%       0.01%         0.64%
 Van Eck Global Natural Resources          0.79%        0.25%          0.06%      0.02%      1.12%       0.00%         1.12%
  Portfolio
 Western Asset Management U.S.             0.48%        0.25%          0.04%      0.00%      0.77%       0.01%         0.76%
  Government
 Portfolio
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(5)   0.07%        0.25%          0.03%      0.56%      0.91%       0.00%         0.91%
 MetLife Moderate Strategy Portfolio(5)    0.07%        0.25%          0.00%      0.65%      0.97%       0.00%         0.97%
 MetLife Balanced Strategy Portfolio(5)    0.06%        0.25%          0.00%      0.66%      0.97%       0.00%         0.97%
 MetLife Growth Strategy Portfolio(5)      0.06%        0.25%          0.00%      0.73%      1.04%       0.00%         1.04%
 MetLife Aggressive Strategy               0.10%        0.25%          0.02%      0.73%      1.10%       0.02%         1.08%
  Portfolio(5)
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 American Funds Moderate Allocation        0.09%        0.55%          0.03%      0.39%      1.06%       0.02%         1.04%
 Portfolio(4)(6)
 American Funds Balanced Allocation        0.08%        0.55%          0.02%      0.39%      1.04%       0.00%         1.04%
 Portfolio(4)(6)
 American Funds Growth Allocation          0.08%        0.55%          0.02%      0.38%      1.03%       0.00%         1.03%
 Portfolio(4)(6)
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.03%      0.84%      1.17%       0.03%         1.14%
  Strategy
 Portfolio(7)
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio(8)   0.33%        0.25%          0.07%      0.21%      0.86%       0.03%         0.83%
 SSgA Growth ETF Portfolio(8)              0.33%        0.25%          0.10%      0.22%      0.90%       0.03%         0.87%



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2009.


(1) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2010.


(2) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

(3) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.


(4) Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.


(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(7) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(8) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED . THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all contract years), which is the most expensive way to purchase the contract.




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$532      (a)$1,627      (a)$2,764      (a)$5,809
    minimum       (b)$444      (b)$1,369      (b)$2,349      (b)$5,063




IF YOU SURRENDER, DO NOT SURRENDER OR IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


CHART 2. Chart 2 assumes that you do not select the optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$321      (a)$981     (a)$1,663      (a)$3,473
    minimum       (b)$233      (b)$717     (b)$1,226      (b)$2,621


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Except as described below, the contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING THE ACCUMULATION PHASE OF THE CONTRACT, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o  The minimum initial purchase payment we will accept is $25,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for three consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such three year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.


Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the Guaranteed Minimum Income Benefit Plus (GMIB Plus) or Lifetime Withdrawal Guarantee II (LWG II) riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you choose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your purchase payments and account value among the BlackRock Money Market Portfolio, the American Funds Asset Allocation Portfolios, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio.


If you choose the Guaranteed Minimum Accumulation Benefit (GMAB) rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have a Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the DCA program unless you tell us otherwise. (See "Investment Options - Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the GMIB Plus or the Lifetime Withdrawal Guarantee II,

you must comply with certain investment allocation restrictions. SPECIFICALLY,

YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                               ------


(A) You must allocate:


o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio, SSgA Growth and Income ETF Portfolio and/or BlackRock Money Market Portfolio.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds Growth Allocation Portfolio,

Met/Franklin Templeton Founding Strategy Portfolio and SSgA Growth ETF
Portfolio.


OR


(B) You must allocate:


o  AT LEAST 30% of purchase payments or account value to Platform 1 portfolios;



o  UP TO 70% of purchase payments or account value to Platform 2 portfolios;


o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and you may allocate up to 85% of
                                                            ---------
purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


The investment options in each Platform are:


Platform 1
----------


     American Funds Bond Portfolio


     Barclays Capital Aggregate Bond Index Portfolio


     BlackRock Money Market Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio

     American Funds Growth Portfolio

     American Funds International Portfolio

     American Funds Moderate Allocation Portfolio

     BlackRock High Yield Portfolio

     Davis Venture Value Portfolio

     Harris Oakmark International Portfolio


     Janus Forty Portfolio


     Jennison Growth Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio


     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley EAFE (Reg. TM) Index Portfolio


     Pioneer Fund Portfolio


     Pioneer Strategic Income Portfolio


     Rainier Large Cap Equity Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     Van Kampen Comstock Portfolio


Platform 3
----------



     Goldman Sachs Mid Cap Value Portfolio


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio


     MetLife Mid Cap Stock Index Portfolio


     T. Rowe Price Mid Cap Growth Portfolio

     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio


     Invesco Small Cap Growth Portfolio


     Met/Dimensional International Small Company Portfolio


     Met/Eaton Vance Floating Rate Portfolio

     Met/Templeton International Bond Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     RCM Technology Portfolio


     Russell 2000 (Reg. TM) Index Portfolio


     Third Avenue Small Cap Value Portfolio


     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.



Certain selling firms do not offer option (B) at the time your initial purchase payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).

We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.



SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire account value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


EXAMPLE:


   Your account value is $100,000 and allocated 70% to the Lord Abbett Growth and Income Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent purchase payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire account value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.



CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payments to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.

ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 54 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.)

APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:



     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio


     Goldman Sachs Mid Cap Value Portfolio


     Harris Oakmark International Portfolio


     Invesco Small Cap Growth Portfolio

         (formerly Met/AIM Small Cap Growth Portfolio)

     Janus Forty Portfolio


     Lazard Mid Cap Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio

         (formerly Legg Mason Partners Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio


     Met/Eaton Vance Floating Rate Portfolio


     Met/Franklin Mutual Shares Portfolio


     Met/Templeton International Bond Portfolio*


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio



     Pioneer Strategic Income Portfolio (Class E)


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




METROPOLITAN SERIES FUND, INC.



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Barclays Capital Aggregate Bond Index Portfolio


         (Class G)


     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)


     Met/Artisan Mid Cap Value Portfolio (Class B)


     Met/Dimensional International Small Company Portfolio (Class B)


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)


     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*


     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/

Dimensional International Small Company, Met/Templeton International Bond, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, Morgan Stanley EAFE (Reg. TM) Index, Pioneer Strategic Income, Russell 2000 (Reg. TM) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM (DCA)


We offer a dollar cost averaging (DCA) program which is described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the accumulation phase. This program is not available if you have selected the GMIB Plus rider, the Lifetime Withdrawal Guarantee II rider, or the GMAB rider.



We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.



The program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing

Program, the transfers made under the program are not taken into account in determining any transfer fee. This program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other investment portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.



DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS


The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds Asset Allocation Portfolios.


AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
------------------------------------------


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio will invest substantially all of its assets in certain funds of American Funds Insurance Series (Reg. TM) (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel.


Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes with respect to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)



DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/

Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)



DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.



Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase-although death benefit charges no longer continue in the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.50% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.60% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each investment portfolio.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit rider called the Guaranteed Minimum Income Benefit Plus (GMIB Plus) that you can select when you purchase the contract. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.95% of the income base (see "Living Benefits
- Guaranteed Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%), or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. For contracts issued prior to February 24, 2009 for which the GMIB Plus was elected, the rider charge equals 0.75% of the income base.


Prior to July 14, 2008, we offered the Guaranteed Minimum Income Benefit (GMIB) rider. If you selected the GMIB rider, we assess a charge during the accumulation phase equal to 0.50% of the income base at the time the rider charge is assessed. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the income base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")


The GMIB rider charge is assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The rider charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


We offer an optional Guaranteed Withdrawal Benefit (GWB) that you can select when you purchase the contract. There are four versions of the GWB under this contract: the Lifetime Withdrawal Guarantee II (LWG II), the Lifetime Withdrawal Guarantee I (LWG I), the Enhanced GWB, and the GWB I. We currently only offer the Lifetime Withdrawal Guarantee II and the Enhanced GWB. If you elect a GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary.


The charge for the LWG II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits-Guaranteed Withdrawal Benefits-Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.



For contracts issued on or after February 24, 2009 and prior to December 14, 2009, the charge for the LWG II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 6% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued prior to February 24, 2009, the charge for the LWG II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 6% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.



The charge for the LWG I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued on or after July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (For contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.


The GWB rider charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


If you make a full withdrawal (surrender) of your account value; you apply your account value to an annuity option; there is a change in owners, joint owners or annuitants (if the owner is a non-natural person); the contract terminates (except for a termination due to death); you assign your contract under the Lifetime Withdrawal Guarantee II; or there is a change in the primary beneficiary under the Joint Life version of the Lifetime Withdrawal Guarantee II, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If a Lifetime Withdrawal Guarantee rider or the Enhanced GWB rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% (Single Life version) or 1.50% (Joint Life version). If an Automatic Annual Step-Up occurs under the LWG I, we may increase the rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If you elect an Optional Reset under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current contract purchases of the same rider at the time of the reset, but no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount for Enhanced GWB (0.95% of the Guaranteed Withdrawal Amount for contracts issued before July 16, 2007 with the Enhanced GWB rider), or 0.95% of the Guaranteed Withdrawal Amount for GWB I.


If a Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero. If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base equals zero.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase . At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB, GWB or GMAB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 20% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders - a guaranteed income benefit and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus)


o  Guaranteed Minimum Income Benefit (GMIB)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)



The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider. A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2), even after the entire amount of purchase payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


We no longer offer the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your account value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect the Guaranteed Minimum Income Benefit Plus (GMIB Plus) for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are two different versions of the GMIB under this contract: GMIB Plus and GMIB. The GMIB rider is not available for sale.

You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE , SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT
     ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.


OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus, after an Optional Step-Up) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase (and, for the GMIB Plus, after an Optional Step-Up), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.


(See Appendix C for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS



The GMIB Plus rider is available only for owners up through age 78, and you can only elect the GMIB Plus at the time you purchase the contract. THE GMIB PLUS MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal . On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal .


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal ; or


         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


THE ANNUAL INCREASE AMOUNT IS LIMITED TO A MAXIMUM OF 270% OF YOUR PURCHASE PAYMENTS OR, IF GREATER, 270% OF THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW).


(See section (1) of Appendix C for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL

INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER
OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to 270% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the GMIB Plus rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus, you may not participate in the Dollar Cost Averaging (DCA) program.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus investment allocation restrictions, described above, will no longer apply.



EXERCISING THE GMIB PLUS RIDER. If you exercise the GMIB Plus, you must elect to receive annuity payments under one of the following fixed annuity options:


(1)    Life annuity with 5 years of annuity payments guaranteed.


(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB Plus rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE , SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


If you choose not to receive annuity payments as guaranteed under the GMIB Plus, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS RIDER. Except as otherwise provided in the GMIB Plus rider, the GMIB Plus will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining, you will receive payments based on the remaining income base);


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB Plus;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;


    f)    The effective date of the Guaranteed Principal Option; or



    g)    The date you assign your contract.


Under our current administrative procedures, we will waive the termination of the GMIB Plus rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



When the GMIB Plus rider terminates, the corresponding GMIB Plus rider charge terminates and the GMIB Plus investment allocation restrictions no longer apply.


For contracts issued on or before May 1, 2009, the following differences apply:
---------------------------------------------



(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(3) The Annual Increase Amount is limited to a maximum of 190% of your purchase payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.


(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(5) The joint and last survivor annuity option under the GMIB Plus is only available if the oldest annuitant's attained age is 55 or older.


(6) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.


(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(See Appendix C for examples illustrating the operation of the GMIB Plus.)


DESCRIPTION OF GMIB


The GMIB rider is no longer available for sale. GMIB was available only for owners up through age 75, and you could only elect the GMIB at the time you purchased the contract. GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.


The GMIB rider is otherwise identical to the GMIB Plus, with the following exceptions:


(1) The additional charge for GMIB is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB income base is calculated as described above in "Description of GMIB Plus-Income Base," except that:

    a. withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b. the annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


    c. if total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.


(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


     Death of the owner or death of the annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the owner or joint owner, or the annuitant if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I). We currently only offer the LWG II and the Enhanced GWB riders.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1/2 at the time of the first withdrawal), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, AND THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND

GWB I RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or Benefit Base (for GWB I), as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDER) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix D for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME

PROPORTION THAT THE ENTIRE WITHDRAWAL REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal . IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE.



ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (6% if you take your first withdrawal during a contract year in which the younger spouse attains or will attain age 76 or older).


For contracts issued prior to December 14, 2009, if the Single Life version of
-----------------------------------------------
the LWG II is elected, the Withdrawal Rate is 5% (6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); if the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).


If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.



IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2). Therefore, you will be guaranteed income for life.


o The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see "Annual Benefit Payment" above).



o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE WITHDRAWAL RATE (SEE "ANNUAL BENEFIT PAYMENT" ABOVE FOR HOW THE WITHDRAWAL RATE IS DETERMINED).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.



AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;



o if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you take your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76); or, if the Joint Life version of

     LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you take your first withdrawal during a contract year in which the younger spouse attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued prior to December 14, 2009, the second bullet item above
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is replaced with the following: "if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63)."



For contracts issued before February 24, 2009, the maximum charge upon an
---------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary beneficiary under the contract terminates the LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1/2 at the time of the first withdrawal.



The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see "Annual Benefit Payment" above). In addition, for contracts issued prior to December 14, 2009, the age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see "6% Compounding Income Amount" below).


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.



For contracts issued prior to February 24, 2009, the current charge for the
-----------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%).


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner (or, for the Joint Life version, the primary beneficiary) for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.



6% COMPOUNDING INCOME AMOUNT. For contracts issued prior to December 14, 2009,
                              -----------------------------------------------
if the Single Life version of the LWG II has been elected, beginning with the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed above), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal

Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.



ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See "Description of the Lifetime Withdrawal Guarantee II - Annual Benefit Payment" above.)


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


AGE AND OTHER PURCHASE REQUIREMENTS. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the owner or oldest joint owner (or the annuitant, if the owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by joint owners who are spouses and (2) both joint owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by joint owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.


TERMINATION. The Lifetime Withdrawal Guarantee I rider will not terminate upon a change of the primary beneficiary.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the following investment portfolios:


     (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio


    (h)    the Met/Franklin Templeton Founding Strategy Portfolio


    (i)    the SSgA Growth and Income ETF Portfolio


    (j)    the SSgA Growth ETF Portfolio


    (k)    the BlackRock Money Market Portfolio.


You may also elect to participate in the DCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option

     (currently, you may not apply amounts less than your entire account value to an annuity option); and


o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. We refer to withdrawals during a contract year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.



(See sections E and F of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT

ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your account value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your account value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the account value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the account value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the account value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the

Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your account value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your account value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent contract anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;


(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your account value (whatever account value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason;


(6)    the effective date of the cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is no longer available for sale.


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; and (5) you do not have the ability to cancel the rider following your fifth contract anniversary.


OPTIONAL RESET. Starting with the fifth contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the owner's 86th birthday.


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.


The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:

                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.


This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected.


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. The GMAB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS

The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*



                                          INCOME
                                         GUARANTEE
                                         GMIB PLUS
 LIFETIME INCOME              Yes (after waiting period)
 BENEFIT RIDER INVOLVES                   Yes
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/       Prior to annuitization
 WAITING PERIOD                  Must wait 10 years to
                            annuitize under rider; Optional
                               Step-Up restarts waiting
                             period; withdrawals available
                                      immediately
 RESET/STEP-UP                            Yes
 MAY INVEST IN VARIABLE         Prior to annuitization
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                    Yes
 REQUIREMENTS
 ABILITY TO CANCEL RIDER     Yes, after 10 years, can take
                               lump-sum option under the
                                    GPO provisions
 DEATH BENEFIT             Prior to annuitization, contract
                               death benefit available/2/
 CURRENT RIDER CHARGES/3/    0.95%



                                                        WITHDRAWAL
                                                        GUARANTEES
                                  LIFETIME WITHDRAWAL
                                     GUARANTEE II                       ENHANCED GWB
 LIFETIME INCOME            Yes (if first withdrawal on or                 No
                                  after age 59 1/2)
 BENEFIT RIDER INVOLVES                   No                               No
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/                Yes                               Yes
 WAITING PERIOD             None (age 59 1/2 for lifetime                 None
                                     withdrawals)
 RESET/STEP-UP                           Yes                               Yes
 MAY INVEST IN VARIABLE                  Yes                               Yes
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                   Yes                               No
 REQUIREMENTS
 ABILITY TO CANCEL RIDER       Yes, at 5th, 10th & 15th       Yes, within 90 days after 5th
                            contract anniversary, annually        contract anniversary
                           thereafter; or, lump-sum option
                            under the GPA provisions after
                                       15 years
 DEATH BENEFIT                Contract death benefit or      Ability to receive Benefit Base
                            alternate rider death benefit   in series of payments instead of
                            available; ability to receive        contract death benefit
                                 Remaining Guaranteed
                             Withdrawal Amount in series
                           of payments instead of contract
                                    death benefit
 CURRENT RIDER CHARGES/3/   1.25% (Single Life version) or  0.55%
                           1.50% (Joint Life version)

--------

* For descriptions of the GMIB, Lifetime Withdrawal Guarantee I, and Guaranteed Withdrawal Benefit I riders, which are no longer available for sale, please see "Living Benefits" above.


(1) Withdrawals will reduce the living and death benefits and account value.


(2) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments (The Income Phase)" and the rider descriptions for more information.


(3) Certain rider charges may increase upon an Optional Step-Up or Optional Reset. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than the account value. For example, the charge for GMIB Plus is 0.95% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, applicable optional rider charges, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation or a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits (E.G., the GWB or GMAB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2010, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract (and appropriate IRA tax endorsements) have not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the contract. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.



For contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that First MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life Insurance Company will pay such claim directly to the contract owner if First MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life Insurance Company directly without any requirement that contract owners first file a claim against First MetLife Investors. The guarantee agreement is binding on General American Life Insurance Company, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life Insurance Company's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. First MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular investment portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 2.8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.


We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2009, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)




CHART 1





                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.008082          6.994767         465,782.6633
   01/01/2009                             to  12/31/2009        6.994767          8.889143         681,757.3900
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.038080          8.930842          65,853.7417
   01/01/2009                             to  12/31/2009        8.930842          9.839740         170,472.2700
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.998082          6.344471         778,148.4045
   01/01/2009                             to  12/31/2009        6.344471          8.356591       1,091,514.2300
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.988083          5.745775         164,360.8715
   01/01/2009                             to  12/31/2009        5.745775          7.841818         275,080.2600
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.088078          6.040337         134,965.0713
   01/01/2009                             to  12/31/2009        6.040337          8.461583         185,815.4100
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.018081          7.666872         336,527.9270
   01/01/2009                             to  12/31/2009        7.666872          9.296538         528,833.1400
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.140545         12.045782           3,737.4442
   01/01/2009                             to  12/31/2009       12.045782         17.358689          52,890.1000
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         12.803566         212,033.8547
  01/01/2005    to  12/31/2005       12.803566         14.253740         188,504.3262
  01/01/2006    to  12/31/2006       14.253740         19.271313         263,254.0101
  01/01/2007    to  12/31/2007       19.271313         16.093623         325,959.4629
  01/01/2008    to  12/31/2008       16.093623          9.223364         334,276.8936
  01/01/2009    to  12/31/2009        9.223364         12.211480         324,423.6600
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.943726         226,270.7155
  01/01/2005    to  12/31/2005       11.943726         13.208544         342,339.1585
  01/01/2006    to  12/31/2006       13.208544         15.016817         437,831.7423
  01/01/2007    to  12/31/2007       15.016817         15.211790         469,712.2522
  01/01/2008    to  12/31/2008       15.211790          9.554730         420,958.8072
  01/01/2009    to  12/31/2009        9.554730         12.421876         395,213.1900
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.728055         198,495.9119
  01/01/2004    to  12/31/2004       11.728055         13.889348         697,439.1975
  01/01/2005    to  12/31/2005       13.889348         15.592262         662,924.7757
  01/01/2006    to  12/31/2006       15.592262         19.742895         803,860.7863
  01/01/2007    to  12/31/2007       19.742895         19.181531         936,823.7069
  01/01/2008    to  12/31/2008       19.181531         11.141818         832,829.6866
  01/01/2009    to  12/31/2009       11.141818         16.977047         772,730.7700
============   ==== ==========       =========         =========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.998433         117,846.3450
  01/01/2004    to  12/31/2004       11.998433         13.487739         208,743.7614
  01/01/2005    to  12/31/2005       13.487739         14.322557         193,150.2333
  01/01/2006    to  12/31/2006       14.322557         16.140250         186,960.8136
  01/01/2007    to  12/31/2007       16.140250         15.428895         217,926.2257
  01/01/2008    to  12/31/2008       15.428895          9.353781         200,803.8870
  01/01/2009    to  12/31/2009        9.353781         12.570466         193,498.6800
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.697139         239,517.2743
  01/01/2004    to  12/31/2004        6.697139          7.136100         811,491.9878
  01/01/2005    to  12/31/2005        7.136100          7.964706         578,390.0961
  01/01/2006    to  12/31/2006        7.964706          7.690836         742,421.3717
  01/01/2007    to  12/31/2007        7.690836          7.727995         789,624.0946
  01/01/2008    to  12/31/2008        7.727995          4.628049         725,759.9847
  01/01/2009    to  12/31/2009        4.628049          6.046778         675,573.7900
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246575         10.619411         2,188.7533
  01/01/2006    to  12/31/2006       10.619411         11.122610       147,075.4023
  01/01/2007    to  12/31/2007       11.122610         10.283068       222,133.6169
  01/01/2008    to  12/31/2008       10.283068          4.585552       227,639.0712
  01/01/2009    to  12/31/2009        4.585552          6.216925       241,217.4400
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.315213        31,561.8333
  01/01/2007    to  12/31/2007       10.315213         12.958474       324,088.3093
  01/01/2008    to  12/31/2008       12.958474          7.734002       468,397.3094
  01/01/2009    to  12/31/2009        7.734002         10.701942       467,229.1200
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.066264       369,622.8473
  01/01/2004    to  12/31/2004       16.066264         17.076098       697,344.9751
  01/01/2005    to  12/31/2005       17.076098         17.031269       559,349.5468
  01/01/2006    to  12/31/2006       17.031269         18.267637       586,499.3697
  01/01/2007    to  12/31/2007       18.267637         19.124730       691,962.1293
  01/01/2008    to  12/31/2008       19.124730         15.296064       585,355.9420
  01/01/2009    to  12/31/2009       15.296064         20.558065       572,745.2400
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.984805       130,759.3672
  01/01/2004    to  12/31/2004       42.984805         47.578964       321,303.2135
  01/01/2005    to  12/31/2005       47.578964         48.341721       262,792.5612
  01/01/2006    to  12/31/2006       48.341721         55.954181       301,020.5451
  01/01/2007    to  12/31/2007       55.954181         57.024330       301,091.8969
  01/01/2008    to  12/31/2008       57.024330         35.674748       276,738.9469
  01/01/2009    to  12/31/2009       35.674748         41.503643       272,418.8700
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921         15.945964        22,648.9253
  01/01/2009    to  12/31/2009       15.945964         19.827088        32,555.7200
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.575448       125,009.6808
  01/01/2004    to  12/31/2004       11.575448         12.105739       506,201.7474
  01/01/2005    to  12/31/2005       12.105739         12.879664       369,810.7405
  01/01/2006    to  12/31/2006       12.879664         14.451878       397,210.3327
  01/01/2007    to  12/31/2007       14.451878         15.771940       380,376.7638
  01/01/2008    to  12/31/2008       15.771940          9.495398       353,704.3893
  01/01/2009    to  12/31/2009        9.495398         12.486292       342,826.7200
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          6.584222           10,537.0714
  01/01/2009    to  12/31/2009        6.584222          8.080016           18,085.8500
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          7.016687          108,084.8099
  01/01/2009    to  12/31/2009        7.016687          8.863588          247,102.7600
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.704481           89,669.1063
  01/01/2004    to  11/19/2004        7.704481          7.890285          139,502.5235
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082         10.871607                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.453918           42,491.5642
  01/01/2007    to  12/31/2007       10.453918         14.033128          218,268.3821
  01/01/2008    to  12/31/2008       14.033128          6.131668          296,979.6173
  01/01/2009    to  12/31/2009        6.131668         10.179606          309,151.7000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.469098          101,863.0053
  01/01/2004    to  12/31/2004        9.469098         11.124362          577,061.5471
  01/01/2005    to  12/31/2005       11.124362         12.727210          510,577.5610
  01/01/2006    to  12/31/2006       12.727210         15.829364          623,804.3671
  01/01/2007    to  12/31/2007       15.829364         17.620509          706,596.4538
  01/01/2008    to  12/31/2008       17.620509          9.978727          786,337.6311
  01/01/2009    to  12/31/2009        9.978727         12.900855          755,831.9500
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.945738          480,286.5802
  01/01/2004    to  12/31/2004        7.945738          8.307522        1,203,753.2850
  01/01/2005    to  12/31/2005        8.307522          8.548668          950,753.5709
  01/01/2006    to  12/31/2006        8.548668          9.040556        1,004,044.7271
  01/01/2007    to  12/31/2007        9.040556         10.152174          910,931.6984
  01/01/2008    to  12/31/2008       10.152174          5.392685          816,877.6808
  01/01/2009    to  12/31/2009        5.392685          7.615002          770,615.1200
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.411529         364,592.4506
  01/01/2004    to  12/31/2004       10.411529         11.152314       1,047,599.9840
  01/01/2005    to  12/31/2005       11.152314         11.111391         904,972.5062
  01/01/2006    to  12/31/2006       11.111391         10.961391         979,723.7669
  01/01/2007    to  12/31/2007       10.961391         11.933208       1,005,015.8754
  01/01/2008    to  12/31/2008       11.933208         10.917813         955,996.2859
  01/01/2009    to  12/31/2009       10.917813         12.664811       1,213,931.3400
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.652364         335,933.5974
  01/01/2004    to  12/31/2004       11.652364         12.019969         638,782.8628
  01/01/2005    to  12/31/2005       12.019969         12.077499         610,270.1983
  01/01/2006    to  12/31/2006       12.077499         12.404736         820,001.5681
  01/01/2007    to  12/31/2007       12.404736         13.110413         936,710.4431
  01/01/2008    to  12/31/2008       13.110413         12.935178         959,806.9135
  01/01/2009    to  12/31/2009       12.935178         15.002440       1,146,395.0200
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227         15.535332               0.0000
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450          9.978019          17,864.8747
  01/01/2008    to  12/31/2008        9.978019          5.705506         267,926.3045
  01/01/2009    to  12/31/2009        5.705506          6.910104         283,616.5900
============   ==== ==========       =========         =========       ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.589108          29,059.5154
  01/01/2004    to  12/31/2004        4.589108          4.314826         318,515.9779
  01/01/2005    to  12/31/2005        4.314826          4.707273         237,604.1197
  01/01/2006    to  12/31/2006        4.707273          4.873139         360,144.6150
  01/01/2007    to  12/31/2007        4.873139          6.297612         342,326.8874
  01/01/2008    to  12/31/2008        6.297612          3.437283         350,346.0873
  01/01/2009    to  12/31/2009        3.437283          5.369652         337,565.8800
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090          8.474073               0.0000
  01/01/2009    to  12/31/2009        8.474073         10.399444          68,959.9600
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088          7.769023               0.0000
  01/01/2009    to  12/31/2009        7.769023          9.855748          43,658.9600
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.110051         329,987.9411
  01/01/2004    to  12/31/2004        6.110051          7.073886         417,010.4575
  01/01/2005    to  12/31/2005        7.073886          7.968314         492,672.0981
  01/01/2006    to  12/31/2006        7.968314          8.313116         649,324.9803
  01/01/2007    to  12/31/2007        8.313116          9.608835         662,013.8296
  01/01/2008    to  12/31/2008        9.608835          5.688596         711,441.3034
  01/01/2009    to  12/31/2009        5.688596          8.131775         677,501.7100
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.454065         224,906.7685
  01/01/2004    to  12/31/2004       11.454065         14.238069         609,117.9682
  01/01/2005    to  12/31/2005       14.238069         16.157491         568,281.6472
  01/01/2006    to  12/31/2006       16.157491         17.962804         683,720.1646
  01/01/2007    to  12/31/2007       17.962804         17.116257         734,570.6047
  01/01/2008    to  12/31/2008       17.116257         11.802663         660,395.6383
  01/01/2009    to  12/31/2009       11.802663         14.665635         650,614.0700
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.088963         209,797.6090
  01/01/2005    to  12/31/2005       11.088963         12.134782         160,682.8027
  01/01/2006    to  12/31/2006       12.134782         12.648888         210,300.7010
  01/01/2007    to  12/31/2007       12.648888         15.429601         211,894.6353
  01/01/2008    to  12/31/2008       15.429601          7.838404         233,887.2861
  01/01/2009    to  12/31/2009        7.838404         11.335295         221,530.4100
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325          19,907.6579
  01/01/2006    to  12/31/2006       10.451325         11.919227          94,081.6527
  01/01/2007    to  12/31/2007       11.919227         11.419472         274,791.1728
  01/01/2008    to  12/31/2008       11.419472          7.191079         305,655.4474
  01/01/2009    to  12/31/2009        7.191079          8.945174         287,900.7700
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.897321         14.351824           6,705.1100
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445          9.973519         459,875.9713
  01/01/2006    to  12/31/2006        9.973519         10.247024         852,398.4269
  01/01/2007    to  12/31/2007       10.247024         10.553046       1,047,590.2961
  01/01/2008    to  12/31/2008       10.553046         10.639004       1,516,309.0913
  01/01/2009    to  12/31/2009       10.639004         10.480908       1,795,358.7700
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666         10.002057         141,288.9607
  01/01/2004    to  12/31/2004       10.002057          9.891100         206,155.5527
  01/01/2005    to  04/30/2005        9.891100          9.892743               0.0000
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.749521         344,838.7089
  01/01/2004    to  12/31/2004       10.749521         11.845032       1,376,680.4480
  01/01/2005    to  12/31/2005       11.845032         12.819984       1,190,515.8504
  01/01/2006    to  12/31/2006       12.819984         14.413047       1,446,005.5926
  01/01/2007    to  12/31/2007       14.413047         14.789310       1,565,196.0645
  01/01/2008    to  12/31/2008       14.789310          8.797857       1,490,457.3410
  01/01/2009    to  12/31/2009        8.797857         11.396812       1,440,777.4100
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.732750         207,150.0599
  01/01/2004    to  12/31/2004        9.732750         10.418212         611,575.1898
  01/01/2005    to  12/31/2005       10.418212         11.623927         462,551.2167
  01/01/2006    to  12/31/2006       11.623927         11.711098         567,127.3352
  01/01/2007    to  12/31/2007       11.711098         12.817358         611,794.0722
  01/01/2008    to  12/31/2008       12.817358          7.991434         592,376.6801
  01/01/2009    to  12/31/2009        7.991434         10.959638         615,822.0200
============   ==== ==========       =========         =========       ==============
 MET/ARTISAN MID CAP VALUE PORTFOLIO SUB-ACCOUNT (CLASS B)
  (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.939577         13.947388         236,352.9973
  01/01/2004    to  12/31/2004       13.947388         15.027679         490,292.0852
  01/01/2005    to  12/31/2005       15.027679         16.201314         453,590.4270
  01/01/2006    to  12/31/2006       16.201314         17.859135         502,687.3926
  01/01/2007    to  12/31/2007       17.859135         16.306100         526,523.7066
  01/01/2008    to  12/31/2008       16.306100          8.630590         502,108.6245
  01/01/2009    to  12/31/2009        8.630590         11.974815         476,945.5500
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695         10.129881           2,834.9370
  01/01/2009    to  12/31/2009       10.129881         14.206229           6,600.7900
============   ==== ==========       =========         =========       ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       10.325718         13.360309               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.428700         161,003.5690
  01/01/2004    to  12/31/2004       10.428700         11.300646         302,774.3902
  01/01/2005    to  12/31/2005       11.300646         11.591091         298,987.5209
  01/01/2006    to  12/31/2006       11.591091         13.120340         449,806.1390
  01/01/2007    to  12/31/2007       13.120340         13.532831         516,286.0273
  01/01/2008    to  12/31/2008       13.532831          8.342698         707,067.7347
  01/01/2009    to  12/31/2009        8.342698         10.322933         748,065.6100
============   ==== ==========       =========         =========       ==============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.895451         11.436663               0.0000
============   ==== ==========       =========         =========       ==============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831         13.541011             751.9800
============   ==== ==========       =========         =========       ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782         14.726652           1,228.0400
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339           1,059.4609
  01/01/2006    to  12/31/2006       15.181339         15.502724          67,761.1868
  01/01/2007    to  12/31/2007       15.502724         15.846744          43,992.5748
  01/01/2008    to  12/31/2008       15.846744         15.488235         186,251.0003
  01/01/2009    to  12/31/2009       15.488235         15.840564         147,321.7900
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629         10.685617         121,236.0639
  01/01/2005    to  12/31/2005       10.685617         11.590752         894,188.5549
  01/01/2006    to  12/31/2006       11.590752         12.944726       1,644,016.0103
  01/01/2007    to  12/31/2007       12.944726         13.086132       2,213,874.2043
  01/01/2008    to  12/31/2008       13.086132          7.610366       2,136,051.6162
  01/01/2009    to  12/31/2009        7.610366          9.919738       2,222,620.9200
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803         10.389680         739,667.2357
  01/01/2005    to  12/31/2005       10.389680         10.937077       4,724,605.5600
  01/01/2006    to  12/31/2006       10.937077         12.035216       7,802,234.5940
  01/01/2007    to  12/31/2007       12.035216         12.402700       9,152,633.3454
  01/01/2008    to  12/31/2008       12.402700          8.294780       9,711,506.9042
  01/01/2009    to  12/31/2009        8.294780         10.460525       9,427,298.2700
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942         10.105881           104,766.7240
  01/01/2005    to  12/31/2005       10.105881         10.375938           725,694.0494
  01/01/2006    to  12/31/2006       10.375938         11.075921         1,187,350.2486
  01/01/2007    to  12/31/2007       11.075921         11.526954         1,611,920.2840
  01/01/2008    to  12/31/2008       11.526954          8.987380         2,778,593.2986
  01/01/2009    to  12/31/2009        8.987380         10.854598         3,137,122.7900
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681         10.600541           787,097.3421
  01/01/2005    to  12/31/2005       10.600541         11.367691         6,313,057.8954
  01/01/2006    to  12/31/2006       11.367691         12.689689        10,412,290.2543
  01/01/2007    to  12/31/2007       12.689689         13.054701        12,419,946.5566
  01/01/2008    to  12/31/2008       13.054701          7.969996        12,297,718.2340
  01/01/2009    to  12/31/2009        7.969996         10.188952        12,117,514.9100
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881         10.226064           627,196.8930
  01/01/2005    to  12/31/2005       10.226064         10.633274         2,297,446.7565
  01/01/2006    to  12/31/2006       10.633274         11.518490         3,909,326.9247
  01/01/2007    to  12/31/2007       11.518490         12.020101         4,618,566.9161
  01/01/2008    to  12/31/2008       12.020101          8.690395         4,641,226.6470
  01/01/2009    to  12/31/2009        8.690395         10.767338         4,600,132.1300
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007863          6.985129        13,827.1719
  01/01/2009    to  12/31/2009        6.985129          8.859165        83,344.0400
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037861          8.918564        41,770.7334
  01/01/2009    to  12/31/2009        8.918564          9.806590        74,385.9500
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997863          6.335721        81,541.3207
  01/01/2009    to  12/31/2009        6.335721          8.328398       115,771.0600
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987864          5.737844         6,433.7046
  01/01/2009    to  12/31/2009        5.737844          7.815349        41,032.7300
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087858          6.032009         3,957.0576
  01/01/2009    to  12/31/2009        6.032009          8.433038        32,139.6100
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017862          7.656316        36,457.2274
  01/01/2009    to  12/31/2009        7.656316          9.265198       151,424.0600
============   ==== ==========       =========         =========       ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.768304         11.752040           411.1550
  01/01/2009    to  12/31/2009       11.752040         16.901599         9,541.9900
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397         12.786410         2,484.3839
  01/01/2005    to  12/31/2005       12.786410         14.206292         3,581.5424
  01/01/2006    to  12/31/2006       14.206292         19.168944        17,257.9704
  01/01/2007    to  12/31/2007       19.168944         15.975954        13,311.7332
  01/01/2008    to  12/31/2008       15.975954          9.137520        14,375.9331
  01/01/2009    to  12/31/2009        9.137520         12.073645        16,648.5200
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397         11.927714         2,868.7524
  01/01/2005    to  12/31/2005       11.927714         13.164574        70,206.8891
  01/01/2006    to  12/31/2006       13.164574         14.937015       113,749.6480
  01/01/2007    to  12/31/2007       14.937015         15.100556        94,391.5956
  01/01/2008    to  12/31/2008       15.100556          9.465811        73,771.0688
  01/01/2009    to  12/31/2009        9.465811         12.281690        69,732.8400
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.677177         11.612325        16,437.0976
  01/01/2004    to  12/31/2004       11.612325         13.724756        58,603.4046
  01/01/2005    to  12/31/2005       13.724756         15.376806        94,109.6689
  01/01/2006    to  12/31/2006       15.376806         19.431318        86,450.7465
  01/01/2007    to  12/31/2007       19.431318         18.840873        88,922.7091
  01/01/2008    to  12/31/2008       18.840873         10.921961        67,333.5274
  01/01/2009    to  12/31/2009       10.921961         16.608788        83,486.5500
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.645900         11.880101         1,614.8701
  01/01/2004    to  12/31/2004       11.880101         13.327972         2,590.9780
  01/01/2005    to  12/31/2005       13.327972         14.124717         4,002.2568
  01/01/2006    to  12/31/2006       14.124717         15.885596         4,557.7811
  01/01/2007    to  12/31/2007       15.885596         15.154954         4,432.3944
  01/01/2008    to  12/31/2008       15.154954          9.169250         6,543.2082
  01/01/2009    to  12/31/2009        9.169250         12.297858         8,525.4800
============   ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.445302          6.614545         6,669.1115
  01/01/2004    to  12/31/2004        6.614545          7.033972        20,029.9952
  01/01/2005    to  12/31/2005        7.033972          7.835087        37,876.8278
  01/01/2006    to  12/31/2006        7.835087          7.550591        37,430.5220
  01/01/2007    to  12/31/2007        7.550591          7.571829        23,669.9704
  01/01/2008    to  12/31/2008        7.571829          4.525416        19,095.3552
  01/01/2009    to  12/31/2009        4.525416          5.900867        14,529.4800
============   ==== ==========       =========         =========        ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246184         10.615920             0.0000
  01/01/2006    to  12/31/2006       10.615920         11.096791        10,083.8803
  01/01/2007    to  12/31/2007       11.096791         10.238575        11,752.7553
  01/01/2008    to  12/31/2008       10.238575          4.556518        16,352.2380
  01/01/2009    to  12/31/2009        4.556518          6.165216        11,745.1200
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397         10.301369         2,522.4861
  01/01/2007    to  12/31/2007       10.301369         12.915102        10,543.0930
  01/01/2008    to  12/31/2008       12.915102          7.692637         9,258.9405
  01/01/2009    to  12/31/2009        7.692637         10.623452        37,527.3300
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.535517         15.868232         3,552.5454
  01/01/2004    to  12/31/2004       15.868232         16.831840         7,486.6144
  01/01/2005    to  12/31/2005       16.831840         16.754206         5,843.4519
  01/01/2006    to  12/31/2006       16.754206         17.934664         3,764.8752
  01/01/2007    to  12/31/2007       17.934664         18.738425         9,953.2312
  01/01/2008    to  12/31/2008       18.738425         14.957050        11,954.1194
  01/01/2009    to  12/31/2009       14.957050         20.062309        14,823.2600
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.174237         42.453930         5,804.5555
  01/01/2004    to  12/31/2004       42.453930         46.897242        11,383.5146
  01/01/2005    to  12/31/2005       46.897242         47.554144        10,607.5758
  01/01/2006    to  12/31/2006       47.554144         54.932958        16,411.8707
  01/01/2007    to  12/31/2007       54.932958         55.871106        19,311.3750
  01/01/2008    to  12/31/2008       55.871106         34.883018        14,741.5352
  01/01/2009    to  12/31/2009       34.883018         40.501421        15,589.9700
============   ==== ==========       =========         =========        ===========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.746532         15.587328         1,623.1596
  01/01/2009    to  12/31/2009       15.587328         19.342182         3,820.3900
============   ==== ==========       =========         =========        ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.633255         11.461223         1,503.2413
  01/01/2004    to  12/31/2004       11.461223         11.962265         9,029.7220
  01/01/2005    to  12/31/2005       11.962265         12.701673         8,156.1235
  01/01/2006    to  12/31/2006       12.701673         14.223758         7,409.5697
  01/01/2007    to  12/31/2007       14.223758         15.491799        15,070.1477
  01/01/2008    to  12/31/2008       15.491799          9.308000         9,756.5986
  01/01/2009    to  12/31/2009        9.308000         12.215411        12,404.1100
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997863          6.575143             0.0000
  01/01/2009    to  12/31/2009        6.575143          8.052755           834.0200
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997863          7.007020         1,482.9000
  01/01/2009    to  12/31/2009        7.007020          8.833697        19,003.3800
============   ==== ==========       =========         =========        ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.354971          7.609468           846.7596
  01/01/2004    to  11/19/2004        7.609468          7.779203         2,399.5070
============   ==== ==========       =========         =========        ===========
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997863         10.857030             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397         10.439878         3,934.1286
  01/01/2007    to  12/31/2007       10.439878         13.986146        13,789.2655
  01/01/2008    to  12/31/2008       13.986146          6.098843        15,421.5994
  01/01/2009    to  12/31/2009        6.098843         10.104896        43,801.2000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.253635          9.352342         1,235.8880
  01/01/2004    to  12/31/2004        9.352342         10.965198         6,507.1977
  01/01/2005    to  12/31/2005       10.965198         12.520131        10,942.2873
  01/01/2006    to  12/31/2006       12.520131         15.540801        18,581.7464
  01/01/2007    to  12/31/2007       15.540801         17.264543        54,536.2773
  01/01/2008    to  12/31/2008       17.264543          9.757497        51,345.6840
  01/01/2009    to  12/31/2009        9.757497         12.589633        50,005.0900
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.473585          7.847734        15,419.3618
  01/01/2004    to  12/31/2004        7.847734          8.188620        25,411.0838
  01/01/2005    to  12/31/2005        8.188620          8.409532        37,484.4714
  01/01/2006    to  12/31/2006        8.409532          8.875691        32,062.2419
  01/01/2007    to  12/31/2007        8.875691          9.947020        38,408.5552
  01/01/2008    to  12/31/2008        9.947020          5.273087        31,031.0207
  01/01/2009    to  12/31/2009        5.273087          7.431246        30,907.4900
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.397609         3,668.0279
  01/01/2004    to  12/31/2004       10.397609         11.115098        18,122.6760
  01/01/2005    to  12/31/2005       11.115098         11.052243        27,449.4067
  01/01/2006    to  12/31/2006       11.052243         10.881314        35,387.8341
  01/01/2007    to  12/31/2007       10.881314         11.822245        26,957.5286
  01/01/2008    to  12/31/2008       11.822245         10.794618        26,609.4978
  01/01/2009    to  12/31/2009       10.794618         12.496906       101,111.0900
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.485434         11.508812         4,383.6212
  01/01/2004    to  12/31/2004       11.508812         11.848106         9,813.2604
  01/01/2005    to  12/31/2005       11.848106         11.881093        29,119.6416
  01/01/2006    to  12/31/2006       11.881093         12.178696        34,526.7459
  01/01/2007    to  12/31/2007       12.178696         12.845665        62,264.5914
  01/01/2008    to  12/31/2008       12.845665         12.648587        75,888.0202
  01/01/2009    to  12/31/2009       12.648587         14.640758       176,596.3500
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.319591         15.048694             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563816          9.974677             0.0000
  01/01/2008    to  12/31/2008        9.974677          5.692132         1,072.9143
  01/01/2009    to  12/31/2009        5.692132          6.880133         1,163.1300
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.268861          4.532449         1,498.0589
  01/01/2004    to  12/31/2004        4.532449          4.253011         6,766.0627
  01/01/2005    to  12/31/2005        4.253011          4.630596         5,741.1763
  01/01/2006    to  12/31/2006        4.630596          4.784208         5,565.4434
  01/01/2007    to  12/31/2007        4.784208          6.170276        15,731.2634
  01/01/2008    to  12/31/2008        6.170276          3.361013        19,054.3110
  01/01/2009    to  12/31/2009        3.361013          5.240020        25,811.4500
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.262436          8.419070             0.0000
  01/01/2009    to  12/31/2009        8.419070         10.311303         7,853.1500
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.650252          7.718586             0.0000
  01/01/2009    to  12/31/2009        7.718586          9.772201           114.1600
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.705778          6.034637        36,159.0724
  01/01/2004    to  12/31/2004        6.034637          6.972583        56,801.0235
  01/01/2005    to  12/31/2005        6.972583          7.838563        69,091.0444
  01/01/2006    to  12/31/2006        7.838563          8.161451        88,572.3289
  01/01/2007    to  12/31/2007        8.161451          9.414586        87,318.1133
  01/01/2008    to  12/31/2008        9.414586          5.562399        79,566.5712
  01/01/2009    to  12/31/2009        5.562399          7.935494       108,945.6000
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.425003         11.375998        19,922.2805
  01/01/2004    to  12/31/2004       11.375998         14.112717        41,452.0203
  01/01/2005    to  12/31/2005       14.112717         15.983358        78,011.4533
  01/01/2006    to  12/31/2006       15.983358         17.733811        82,395.0723
  01/01/2007    to  12/31/2007       17.733811         16.864090        69,569.3696
  01/01/2008    to  12/31/2008       16.864090         11.605429        45,795.9431
  01/01/2009    to  12/31/2009       11.605429         14.391738        49,726.2300
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397         11.074086         3,536.9337
  01/01/2005    to  12/31/2005       11.074086         12.094369        17,670.7699
  01/01/2006    to  12/31/2006       12.094369         12.581631        17,231.0013
  01/01/2007    to  12/31/2007       12.581631         15.316742        16,287.0003
  01/01/2008    to  12/31/2008       15.316742          7.765426         3,926.5562
  01/01/2009    to  12/31/2009        7.765426         11.207329         3,467.6600
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998397         10.437309         7,619.2552
  01/01/2006    to  12/31/2006       10.437309         11.879528         6,074.2030
  01/01/2007    to  12/31/2007       11.879528         11.358566         9,425.0773
  01/01/2008    to  12/31/2008       11.358566          7.138352         9,821.7695
  01/01/2009    to  12/31/2009        7.138352          8.860663         8,939.0700
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.608838         14.035364         8,788.3300
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.744446          9.811288        16,216.5632
  01/01/2006    to  12/31/2006        9.811288         10.060259        91,545.1849
  01/01/2007    to  12/31/2007       10.060259         10.339891       210,347.3595
  01/01/2008    to  12/31/2008       10.339891         10.403231       409,017.2839
  01/01/2009    to  12/31/2009       10.403231         10.228161       285,739.5800
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.985579          9.878798        19,406.2954
  01/01/2004    to  12/31/2004        9.878798          9.749636             0.0000
  01/01/2005    to  04/30/2005        9.749636          9.744900             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.462180         10.617019        16,513.6589
  01/01/2004    to  12/31/2004       10.617019         11.675597        45,305.6711
  01/01/2005    to  12/31/2005       11.675597         12.611440        59,868.2097
  01/01/2006    to  12/31/2006       12.611440         14.150347       122,404.7459
  01/01/2007    to  12/31/2007       14.150347         14.490582       169,968.4059
  01/01/2008    to  12/31/2008       14.490582          8.602823       157,295.3496
  01/01/2009    to  12/31/2009        8.602823         11.121899       161,681.2100
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.024909          9.666362        17,588.2222
  01/01/2004    to  12/31/2004        9.666362         10.326422        30,223.4286
  01/01/2005    to  12/31/2005       10.326422         11.498576        47,812.2477
  01/01/2006    to  12/31/2006       11.498576         11.561718        34,231.1668
  01/01/2007    to  12/31/2007       11.561718         12.628450        17,317.9791
  01/01/2008    to  12/31/2008       12.628450          7.857833        15,287.9289
  01/01/2009    to  12/31/2009        7.857833         10.754899        25,225.2600
============   ==== ==========       =========         =========        ===========
 MET/ARTISAN MID CAP VALUE PORTFOLIO SUB-ACCOUNT (CLASS B)
  (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.819204         13.775530         5,654.3953
  01/01/2004    to  12/31/2004       13.775530         14.812774         8,987.5590
  01/01/2005    to  12/31/2005       14.812774         15.937823        13,755.1923
  01/01/2006    to  12/31/2006       15.937823         17.533687        15,790.9472
  01/01/2007    to  12/31/2007       17.533687         15.976777        19,822.4362
  01/01/2008    to  12/31/2008       15.976777          8.439282        17,896.0981
  01/01/2009    to  12/31/2009        8.439282         11.685978        18,449.2900
============   ==== ==========       =========         =========        ===========
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064089         10.126445             0.0000
  01/01/2009    to  12/31/2009       10.126445         14.173037         1,705.7000
============   ==== ==========       =========         =========        ===========
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       10.144918         13.108887             0.0000
============   ==== ==========       =========         =========        ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.554059         10.325768             0.0000
  01/01/2004    to  12/31/2004       10.325768         11.166699         7,741.3713
  01/01/2005    to  12/31/2005       11.166699         11.430888        19,943.9516
  01/01/2006    to  12/31/2006       11.430888         12.913228        22,013.8023
  01/01/2007    to  12/31/2007       12.913228         13.292451        21,846.6876
  01/01/2008    to  12/31/2008       13.292451          8.178048        30,103.6012
  01/01/2009    to  12/31/2009        8.178048         10.098983        34,940.6400
============   ==== ==========       =========         =========        ===========
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.710683         11.184363         1,587.1800
============   ==== ==========       =========         =========        ===========
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.797769         13.242265             0.0000
============   ==== ==========       =========         =========        ===========
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.594916         14.692216         1,364.2200
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.915392         14.845874                0.0000
  01/01/2006    to  12/31/2006       14.845874         15.129948              526.3431
  01/01/2007    to  12/31/2007       15.129948         15.434629              674.9008
  01/01/2008    to  12/31/2008       15.434629         15.055223              576.4731
  01/01/2009    to  12/31/2009       15.055223         15.366947           13,081.5000
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299558         10.682226            3,512.1582
  01/01/2005    to  12/31/2005       10.682226         11.564000            7,654.9652
  01/01/2006    to  12/31/2006       11.564000         12.889121           33,944.4371
  01/01/2007    to  12/31/2007       12.889121         13.003740          108,076.4080
  01/01/2008    to  12/31/2008       13.003740          7.547252           97,693.0909
  01/01/2009    to  12/31/2009        7.547252          9.817814           95,230.5100
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099752         10.386382           20,412.8626
  01/01/2005    to  12/31/2005       10.386382         10.911828          188,099.6882
  01/01/2006    to  12/31/2006       10.911828         11.983511          374,699.0879
  01/01/2007    to  12/31/2007       11.983511         12.324609          526,709.6659
  01/01/2008    to  12/31/2008       12.324609          8.226006          322,842.5162
  01/01/2009    to  12/31/2009        8.226006         10.353072          394,146.8200
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939907         10.102671                0.0000
  01/01/2005    to  12/31/2005       10.102671         10.351978           34,871.6770
  01/01/2006    to  12/31/2006       10.351978         11.028330          880,684.7379
  01/01/2007    to  12/31/2007       11.028330         11.454372          909,218.1289
  01/01/2008    to  12/31/2008       11.454372          8.912878        1,080,108.2787
  01/01/2009    to  12/31/2009        8.912878         10.743120          972,336.5700
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239617         10.597177                0.0000
  01/01/2005    to  12/31/2005       10.597177         11.341452          231,995.8212
  01/01/2006    to  12/31/2006       11.341452         12.635176          340,308.7728
  01/01/2007    to  12/31/2007       12.635176         12.972506          423,024.8955
  01/01/2008    to  12/31/2008       12.972506          7.903906          414,953.4485
  01/01/2009    to  12/31/2009        7.903906         10.084271          843,534.4500
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009839         10.222816        29,197.2786
  01/01/2005    to  12/31/2005       10.222816         10.608723       106,544.9297
  01/01/2006    to  12/31/2006       10.608723         11.469001       174,072.8889
  01/01/2007    to  12/31/2007       11.469001         11.944416       247,737.5333
  01/01/2008    to  12/31/2008       11.944416          8.618348       263,284.0975
  01/01/2009    to  12/31/2009        8.618348         10.656747       315,760.2400
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolio is no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) (closed effective November 12, 2007).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:



AMERICAN FUNDS BOND PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds International Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO



SUBADVISER: ING Clarion Real Estate Securities, L.P.


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.



HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



INVESCO SMALL CAP GROWTH PORTFOLIO (formerly Met/

AIM Small Cap Growth Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management,
Inc.)


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.



LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.



LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason Partners Aggressive Growth Portfolio)



SUBADVISER: ClearBridge Advisors, LLC



INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.



LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.



MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.



MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*



SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



PIONEER FUND PORTFOLIO



SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.



PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID CAP GROWTH PORTFOLIO


SUBADVISER: Turner Investment Partners, Inc.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:



BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.



METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to equal the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.




MORGAN STANLEY EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Morgan Stanley EAFE (Reg. TM) Index Portfolio seeks to equal the performance of the MSCI EAFE (Reg. TM) Index.



RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to equal the return of the Russell 2000 (Reg. TM) Index.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*



SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:


AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

GUARANTEED MINIMUM INCOME BENEFIT PLUS EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit Plus. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year -

     for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the GMIB Plus rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 90th birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges - "the 5% Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(3) THE HIGHEST ANNIVERSARY VALUE ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)


    Assume the owner chooses to exercise the GMIB Plus rider at the 21st contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------

    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






    With the GMIB Plus, the income base is applied to special, conservative
      Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the GMIB Plus, you will have paid for the GMIB Plus although it was never used.


[GRAPHIC APPEARS HERE]







(5) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) The GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus rider charge may be reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus rider charge may be reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus rider charge may be reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee II rider. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee II


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract with the Single Life version of LWG II had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.



If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract owner makes the first withdrawal during a contract year in which the owner attains or will attain age 76 or older, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


(The Withdrawal Rates for the Joint Life version of the LWG II rider and for contracts with the LWG II rider issued before December 14, 2009 are different. See "Living Benefits - Description of the Lifetime Withdrawal Guarantee II - Annual Benefit Payment.")



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment



Assume that a contract with the Single Life version of the LWG II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal during a contract year in which he or she attains or will attain age 76 or older, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before the contract year in which he or she will attain age 76 and the Withdrawal Rate is therefore 5%.)




Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)



B.   Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract owner, age 67 at issue, elected the Single Life version of the Lifetime Withdrawal Guarantee II rider and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assume the account value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assume the account value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the account value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract owner is now age 76 and has not taken any withdrawals before the contract year in which the owner reached age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before December 14, 2009 - Lifetime Withdrawal Guarantee II - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6%
instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 6% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).


If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).


If the first withdrawal is taken after the fifth contract year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




D. For Contracts Issued Before December 14, 2009 - Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)


Assume that a contract owner, age 63 at issue, elected the Single Life version of the LWG II rider on a contract issued before December 14, 2009 and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.



At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).


At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the account value is less than $159,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).


[GRAPHIC APPEARS HERE]






E.   Enhanced GWB -  How Withdrawals Affect the Benefit Base



  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.



F. Enhanced GWB - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the

Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.



G.   Enhanced GWB -  How Withdrawals Affect the Annual Benefit Payment



  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.



H. Enhanced GWB - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.



I.   Enhanced GWB -  Putting It All Together



     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800

J.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
86)



Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.


The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




K. Enhanced GWB - How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the account value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.



L. Enhanced GWB - Annual Benefit Payment Continuing When Account Value Reaches Zero



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX E

DEATH BENEFIT EXAMPLES

The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES BELOW DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES. All amounts are rounded to the nearest dollar.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2010              $100,000
   B    Account Value                                 10/1/2011              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2011           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2012              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2012              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2012              $  9,000
   G    Percentage Reduction in Account               10/2/2012                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2012              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2012           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2012              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2010              $100,000
   B    Account Value                                       10/1/2011              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2011           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2012              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2012              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2012              $  9,000
   G    Percentage Reduction in Account                     10/2/2012                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2012              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2012           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2012              $ 93,600
                                                                                   (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                   FIRST METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS C


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2010, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2010.


SAI-0510NYC

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION       4
     Total Return.......................     4
     Historical Unit Values.............     5
     Reporting Agencies.................     5
ANNUITY PROVISIONS......................     5
     Variable Annuity...................     5
     Fixed Annuity......................     5
     Mortality and Expense Guarantee....     6
     Legal or Regulatory Restrictions
     on Transactions....................     6
TAX STATUS OF THE CONTRACTS.............     6
CONDENSED FINANCIAL INFORMATION.........     8
FINANCIAL STATEMENTS....................    17

COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2009, the capital and surplus of the Company was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


First MetLife Investors is presently licensed to do business only in the State of New York.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of First MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of First MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of General American Life Insurance Company and subsidiaries (the "Guarantor"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in the Guarantor's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements, and the related financial statement schedules, incorporated in this Statement of Additional Information by reference from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2009, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The principal address of Deloitte & Touche LLP is Two World Financial Center, New York, NY 10281-1414.





ADDITIONAL INFORMATION


As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents which have been filed with the SEC, which means that these documents are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2009, filed on February 26, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(iii) MetLife's Current Report on Form 8-K filed with the SEC on March 8, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

(iv) MetLife's Current Report on Form 8-K filed with the SEC on March 11, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.



You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2009             $30,452,983              $0
2008             $27,400,397              $0
2007             $32,189,140              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2009 ranged from $104,897 to $4,884,735. The amount of commissions paid to selected selling firms during 2009 ranged from $68 to $4,752,014. The amount of total compensation (includes non- commission as well as commission amounts) paid to selected selling firms during 2009 ranged from $68 to $5,739,776. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2009 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Edward Jones
Stifel, Nicolaus & Company, Incorporated
UBS Financial Services
Wachovia Securities, LLC
Wells Fargo Advisors, LLC



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee and/or GMIB, GWB, or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any applicable GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular ircumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007972         6.989945            0.0000
  01/01/2009    to  12/31/2009        6.989945         8.874139            0.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037971         8.924700            0.0000
  01/01/2009    to  12/31/2009        8.924700         9.823148            0.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997973         6.340094            0.0000
  01/01/2009    to  12/31/2009        6.340094         8.342480        1,470.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987973         5.741807            0.0000
  01/01/2009    to  12/31/2009        5.741807         7.828570            0.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087968         6.036171            0.0000
  01/01/2009    to  12/31/2009        6.036171         8.447296            0.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017972         7.661591            0.0000
  01/01/2009    to  12/31/2009        7.661591         9.280852        1,867.8900
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.953305        11.897978            0.0000
  01/01/2009    to  12/31/2009       11.897978        17.128578            0.0000
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479        12.794986           80.7393
  01/01/2005    to  12/31/2005       12.794986        14.230000           80.5929
  01/01/2006    to  12/31/2006       14.230000        19.220070       20,399.5464
  01/01/2007    to  12/31/2007       19.220070        16.034691       33,384.8084
  01/01/2008    to  12/31/2008       16.034691         9.180346       34,258.7547
  01/01/2009    to  12/31/2009        9.180346        12.142370       34,326.1100
============   ==== ==========       =========        =========       ===========

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479        11.935719           39.8320
  01/01/2005    to  12/31/2005       11.935719        13.186545           39.5947
  01/01/2006    to  12/31/2006       13.186545        14.976870            0.0000
  01/01/2007    to  12/31/2007       14.976870        15.156081            0.0000
  01/01/2008    to  12/31/2008       15.156081         9.510171            0.0000
  01/01/2009    to  12/31/2009        9.510171        12.351588            0.0000
============   ==== ==========       =========        =========       ===========
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.800406         8.783853           11.3631
  01/01/2003    to  12/31/2003        8.783853        11.638223           65.3950
  01/01/2004    to  12/31/2004       11.638223        13.769159          101.8960
  01/01/2005    to  12/31/2005       13.769159        15.441940          102.1742
  01/01/2006    to  12/31/2006       15.441940        19.533086            0.0000
  01/01/2007    to  12/31/2007       19.533086        18.958612            0.0000
  01/01/2008    to  12/31/2008       18.958612        11.001265            0.0000
  01/01/2009    to  12/31/2009       11.001265        16.746123            0.0000
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        9.691470         9.612701           10.3184
  01/01/2003    to  12/31/2003        9.612701        11.906570           44.1209
  01/01/2004    to  12/31/2004       11.906570        13.371066           32.1865
  01/01/2005    to  12/31/2005       13.371066        14.184521           35.7607
  01/01/2006    to  12/31/2006       14.184521        15.968770            0.0000
  01/01/2007    to  12/31/2007       15.968770        15.249632       16,964.3152
  01/01/2008    to  12/31/2008       15.249632         9.235812       15,725.3715
  01/01/2009    to  12/31/2009        9.235812        12.399521       21,239.9800
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        5.447320         5.161212           18.3577
  01/01/2003    to  12/31/2003        5.161212         6.632300          156.2415
  01/01/2004    to  12/31/2004        6.632300         7.059930            0.0000
  01/01/2005    to  12/31/2005        7.059930         7.871843            0.0000
  01/01/2006    to  12/31/2006        7.871843         7.593588            0.0000
  01/01/2007    to  12/31/2007        7.593588         7.622609            0.0000
  01/01/2008    to  12/31/2008        7.622609         4.560348            0.0000
  01/01/2009    to  12/31/2009        4.560348         5.952366            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246380        10.617665            0.0000
  01/01/2006    to  12/31/2006       10.617665        11.109693       47,298.4270
  01/01/2007    to  12/31/2007       11.109693        10.260797       50,475.4484
  01/01/2008    to  12/31/2008       10.260797         4.571011       31,969.6347
  01/01/2009    to  12/31/2009        4.571011         6.191014       30,863.6200
============   ==== ==========       =========        =========       ===========

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.308289            0.0000
  01/01/2007    to  12/31/2007       10.308289        12.936770            0.0000
  01/01/2008    to  12/31/2008       12.936770         7.713291            0.0000
  01/01/2009    to  12/31/2009        7.713291        10.662621            0.0000
============   ==== ==========       =========        =========       ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       13.093374        13.601843            7.6375
  01/01/2003    to  12/31/2003       13.601843        15.910789          146.3289
  01/01/2004    to  12/31/2004       15.910789        16.893911          150.8330
  01/01/2005    to  12/31/2005       16.893911        16.832770          172.9734
  01/01/2006    to  12/31/2006       16.832770        18.036741            0.0000
  01/01/2007    to  12/31/2007       18.036741        18.864032            0.0000
  01/01/2008    to  12/31/2008       18.864032        15.072423            0.0000
  01/01/2009    to  12/31/2009       15.072423        20.237261            0.0000
============   ==== ==========       =========        =========       ===========
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       33.608007        33.168661            2.9755
  01/01/2003    to  12/31/2003       33.168661        42.567883           53.9401
  01/01/2004    to  12/31/2004       42.567883        47.070287           46.6153
  01/01/2005    to  12/31/2005       47.070287        47.777236           52.5870
  01/01/2006    to  12/31/2006       47.777236        55.245718       11,543.9707
  01/01/2007    to  12/31/2007       55.245718        56.245743       20,037.9045
  01/01/2008    to  12/31/2008       56.245743        35.152266       19,817.6816
  01/01/2009    to  12/31/2009       35.152266        40.854887       20,451.3400
============   ==== ==========       =========        =========       ===========
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.001852        15.765623       78,207.7001
  01/01/2009    to  12/31/2009       15.765623        19.582945       65,357.1700
============   ==== ==========       =========        =========       ===========
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.715324         8.426214           11.4740
  01/01/2003    to  12/31/2003        8.426214        11.486783            0.0000
  01/01/2004    to  12/31/2004       11.486783        12.000973           89.1811
  01/01/2005    to  12/31/2005       12.000973        12.755483          101.7870
  01/01/2006    to  12/31/2006       12.755483        14.298273            0.0000
  01/01/2007    to  12/31/2007       14.298273        15.588625            0.0000
  01/01/2008    to  12/31/2008       15.588625         9.375599            0.0000
  01/01/2009    to  12/31/2009        9.375599        12.316433            0.0000
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997973         6.579680            0.0000
  01/01/2009    to  12/31/2009        6.579680         8.066372            0.0000
============   ==== ==========       =========        =========       ===========

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997973         7.011851            0.0000
  01/01/2009    to  12/31/2009        7.011851         8.848627        3,468.6700
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        6.475355         6.250922           15.4432
  01/01/2003    to  12/31/2003        6.250922         7.629894            0.0000
  01/01/2004    to  11/19/2004        7.629894         7.806990            0.0000
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997973        10.864315            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.446896            0.0000
  01/01/2007    to  12/31/2007       10.446896        14.009617            0.0000
  01/01/2008    to  12/31/2008       14.009617         6.115232      132,110.0054
  01/01/2009    to  12/31/2009        6.115232        10.142178      134,000.4600
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        7.382026         7.234336           13.5464
  01/01/2003    to  12/31/2003        7.234336         9.377452           58.6453
  01/01/2004    to  12/31/2004        9.377452        11.005663          107.7982
  01/01/2005    to  12/31/2005       11.005663        12.578868          110.3368
  01/01/2006    to  12/31/2006       12.578868        15.629281       10,260.7414
  01/01/2007    to  12/31/2007       15.629281        17.380306       31,151.2435
  01/01/2008    to  12/31/2008       17.380306         9.832803       34,927.2977
  01/01/2009    to  12/31/2009        9.832803        12.699490       30,408.2400
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        6.506433         6.236469           15.3694
  01/01/2003    to  12/31/2003        6.236469         7.868815          197.1358
  01/01/2004    to  12/31/2004        7.868815         8.218854          280.7377
  01/01/2005    to  12/31/2005        8.218854         8.449002          329.6675
  01/01/2006    to  12/31/2006        8.449002         8.926249            0.0000
  01/01/2007    to  12/31/2007        8.926249        10.013742            0.0000
  01/01/2008    to  12/31/2008       10.013742         5.313801            0.0000
  01/01/2009    to  12/31/2009        5.313801         7.496112            0.0000
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.404570          142.0840
  01/01/2004    to  12/31/2004       10.404570        11.133696          186.5464
  01/01/2005    to  12/31/2005       11.133696        11.081785          217.6473
  01/01/2006    to  12/31/2006       11.081785        10.921289       15,314.3082
  01/01/2007    to  12/31/2007       10.921289        11.877609       22,332.4260
  01/01/2008    to  12/31/2008       11.877609        10.856050       29,855.9270
  01/01/2009    to  12/31/2009       10.856050        12.580586       28,539.0600
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       11.072226        11.269887            9.0316
  01/01/2003    to  12/31/2003       11.269887        11.539697          123.4582
  01/01/2004    to  12/31/2004       11.539697        11.891821          119.7110
  01/01/2005    to  12/31/2005       11.891821        11.936829          142.1011
  01/01/2006    to  12/31/2006       11.936829        12.248038       51,656.1528
  01/01/2007    to  12/31/2007       12.248038        12.931798      128,790.0266
  01/01/2008    to  12/31/2008       12.931798        12.746166      163,486.8325
  01/01/2009    to  12/31/2009       12.746166        14.768453      196,194.1300
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.508920        15.290033            0.0000
============   ==== ==========       =========        =========      ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564133         9.976347            0.0000
  01/01/2008    to  12/31/2008        9.976347         5.698814            0.0000
  01/01/2009    to  12/31/2009        5.698814         6.895099            0.0000
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        3.101599         2.937996           32.2414
  01/01/2003    to  12/31/2003        2.937996         4.544634            0.0000
  01/01/2004    to  12/31/2004        4.544634         4.268726            0.0000
  01/01/2005    to  12/31/2005        4.268726         4.652342            0.0000
  01/01/2006    to  12/31/2006        4.652342         4.811473            0.0000
  01/01/2007    to  12/31/2007        4.811473         6.211678            0.0000
  01/01/2008    to  12/31/2008        6.211678         3.386970            0.0000
  01/01/2009    to  12/31/2009        3.386970         5.285767            0.0000
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.288218         8.446522            0.0000
  01/01/2009    to  12/31/2009        8.446522        10.355272            0.0000
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.674129         7.743759            0.0000
  01/01/2009    to  12/31/2009        7.743759         9.813878            0.0000
============   ==== ==========       =========        =========      ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        4.691317         4.510946           21.3160
  01/01/2003    to  12/31/2003        4.510946         6.050840          150.6647
  01/01/2004    to  12/31/2004        6.050840         6.998318            0.0000
  01/01/2005    to  12/31/2005        6.998318         7.875340            0.0000
  01/01/2006    to  12/31/2006        7.875340         8.207928            0.0000
  01/01/2007    to  12/31/2007        8.207928         9.477722            0.0000
  01/01/2008    to  12/31/2008        9.477722         5.605335            0.0000
  01/01/2009    to  12/31/2009        5.605335         8.004745            0.0000
============   ==== ==========       =========        =========       ===========
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.162118         8.207727           12.2517
  01/01/2003    to  12/31/2003        8.207727        11.394974           84.2384
  01/01/2004    to  12/31/2004       11.394974        14.150432           67.8020
  01/01/2005    to  12/31/2005       14.150432        16.042051           67.0167
  01/01/2006    to  12/31/2006       16.042051        17.816693            0.0000
  01/01/2007    to  12/31/2007       17.816693        16.959964            0.0000
  01/01/2008    to  12/31/2008       16.959964        11.683140            0.0000
  01/01/2009    to  12/31/2009       11.683140        14.502604            0.0000
============   ==== ==========       =========        =========       ===========
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479        11.081524           40.0790
  01/01/2005    to  12/31/2005       11.081524        12.114562           44.3264
  01/01/2006    to  12/31/2006       12.114562        12.615221            0.0000
  01/01/2007    to  12/31/2007       12.615221        15.373078            0.0000
  01/01/2008    to  12/31/2008       15.373078         7.801833            0.0000
  01/01/2009    to  12/31/2009        7.801833        11.271134            0.0000
============   ==== ==========       =========        =========       ===========
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998479        10.444315            0.0000
  01/01/2006    to  12/31/2006       10.444315        11.899361       16,019.3132
  01/01/2007    to  12/31/2007       11.899361        11.388978       43,403.1256
  01/01/2008    to  12/31/2008       11.388978         7.164665       89,082.8239
  01/01/2009    to  12/31/2009        7.164665         8.902221       62,483.8600
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.752297        14.192683            0.0000
============   ==== ==========       =========        =========       ===========

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.783649         9.857293          0.0000
  01/01/2006    to  12/31/2006        9.857293        10.117516          0.0000
  01/01/2007    to  12/31/2007       10.117516        10.409201          0.0000
  01/01/2008    to  12/31/2008       10.409201        10.483469          0.0000
  01/01/2009    to  12/31/2009       10.483469        10.317359          0.0000
============   ==== ==========       =========        =========        ========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  11/04/2002    to  12/31/2002       10.061685        10.046614          9.9387
  01/01/2003    to  12/31/2003       10.046614         9.905288          0.0000
  01/01/2004    to  12/31/2004        9.905288         9.785589          0.0000
  01/01/2005    to  04/30/2005        9.785589         9.784024          0.0000
============   ==== ==========       =========        =========        ========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  11/04/2002    to  12/31/2002        8.361772         8.294725         11.9592
  01/01/2003    to  12/31/2003        8.294725        10.645503        100.5394
  01/01/2004    to  12/31/2004       10.645503        11.718663        183.7207
  01/01/2005    to  12/31/2005       11.718663        12.670581        206.4049
  01/01/2006    to  12/31/2006       12.670581        14.230888          0.0000
  01/01/2007    to  12/31/2007       14.230888        14.587722          0.0000
  01/01/2008    to  12/31/2008       14.587722         8.669209          0.0000
  01/01/2009    to  12/31/2009        8.669209        11.218935          0.0000
============   ==== ==========       =========        =========        ========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.043208         7.605115         12.4329
  01/01/2003    to  12/31/2003        7.605115         9.682520         70.7503
  01/01/2004    to  12/31/2004        9.682520        10.354060        124.8114
  01/01/2005    to  12/31/2005       10.354060        11.540848        146.5084
  01/01/2006    to  12/31/2006       11.540848        11.615805          0.0000
  01/01/2007    to  12/31/2007       11.615805        12.700292          0.0000
  01/01/2008    to  12/31/2008       12.700292         7.910484          0.0000
  01/01/2009    to  12/31/2009        7.910484        10.837784          0.0000
============   ==== ==========       =========        =========        ========
MET/ARTISAN MID CAP VALUE PORTFOLIO SUB-ACCOUNT (CLASS B)
 (FORMERLY HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B))
  11/04/2002    to  12/31/2002       10.476128        10.632791          9.5455
  01/01/2003    to  12/31/2003       10.632791        13.812463         91.7430
  01/01/2004    to  12/31/2004       13.812463        14.867391         58.2140
  01/01/2005    to  12/31/2005       14.867391        16.012543         63.4268
  01/01/2006    to  12/31/2006       16.012543        17.633463          0.0000
  01/01/2007    to  12/31/2007       17.633463        16.083868          0.0000
  01/01/2008    to  12/31/2008       16.083868         8.504402          0.0000
  01/01/2009    to  12/31/2009        8.504402        11.787932          0.0000
============   ==== ==========       =========        =========        ========

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064392        10.128163           0.0000
  01/01/2009    to  12/31/2009       10.128163        14.189621           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       10.234903        13.233978           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.516895         8.244099          11.7414
  01/01/2003    to  12/31/2003        8.244099        10.348811           0.0000
  01/01/2004    to  12/31/2004       10.348811        11.202844           0.0000
  01/01/2005    to  12/31/2005       11.202844        11.479328           0.0000
  01/01/2006    to  12/31/2006       11.479328        12.980887           0.0000
  01/01/2007    to  12/31/2007       12.980887        13.375541           0.0000
  01/01/2008    to  12/31/2008       13.375541         8.237445           0.0000
  01/01/2009    to  12/31/2009        8.237445        10.182507       2,280.5900
============   ==== ==========       =========        =========       ==========
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.802565        11.309787           0.0000
============   ==== ==========       =========        =========       ==========
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.911678        13.390778           0.0000
============   ==== ==========       =========        =========       ==========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.600846        14.709421           0.0000
============   ==== ==========       =========        =========       ==========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.072970        15.012670           0.0000
  01/01/2006    to  12/31/2006       15.012670        15.315203           0.0000
  01/01/2007    to  12/31/2007       15.315203        15.639329           0.0000
  01/01/2008    to  12/31/2008       15.639329        15.270192           0.0000
  01/01/2009    to  12/31/2009       15.270192        15.601953           0.0000
============   ==== ==========       =========        =========       ==========
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300094        10.683922           0.0000
  01/01/2005    to  12/31/2005       10.683922        11.577371           0.0000
  01/01/2006    to  12/31/2006       11.577371        12.916899           0.0000
  01/01/2007    to  12/31/2007       12.916899        13.044878           0.0000
  01/01/2008    to  12/31/2008       13.044878         7.578746           0.0000
  01/01/2009    to  12/31/2009        7.578746         9.868646           0.0000
============   ==== ==========       =========        =========       ==========

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100278        10.388031    0.0000
  01/01/2005    to  12/31/2005       10.388031        10.924448    0.0000
  01/01/2006    to  12/31/2006       10.924448        12.009340    0.0000
  01/01/2007    to  12/31/2007       12.009340        12.363600    0.0000
  01/01/2008    to  12/31/2008       12.363600         8.260324    0.0000
  01/01/2009    to  12/31/2009        8.260324        10.406662    0.0000
============   ==== ==========       =========        =========    ======
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940425        10.104276    0.0000
  01/01/2005    to  12/31/2005       10.104276        10.363953    0.0000
  01/01/2006    to  12/31/2006       10.363953        11.052104    0.0000
  01/01/2007    to  12/31/2007       11.052104        11.490612    0.0000
  01/01/2008    to  12/31/2008       11.490612         8.950055    0.0000
  01/01/2009    to  12/31/2009        8.950055        10.798717    0.0000
============   ==== ==========       =========        =========    ======
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240149        10.598859    0.0000
  01/01/2005    to  12/31/2005       10.598859        11.354567    0.0000
  01/01/2006    to  12/31/2006       11.354567        12.662408    0.0000
  01/01/2007    to  12/31/2007       12.662408        13.013546    0.0000
  01/01/2008    to  12/31/2008       13.013546         7.936885    0.0000
  01/01/2009    to  12/31/2009        7.936885        10.136478    0.0000
============   ==== ==========       =========        =========    ======
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010360        10.224440    0.0000
  01/01/2005    to  12/31/2005       10.224440        10.620994    0.0000
  01/01/2006    to  12/31/2006       10.620994        11.493723    0.0000
  01/01/2007    to  12/31/2007       11.493723        11.982205    0.0000
  01/01/2008    to  12/31/2008       11.982205         8.654300    0.0000
  01/01/2009    to  12/31/2009        8.654300        10.711902    0.0000
============   ==== ==========       =========        =========    ======

FINANCIAL STATEMENTS

The financial statements of the Separate Account, the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for Class C contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
First MetLife Investors Variable Annuity Account One and Board of Directors of
First MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of First MetLife Investors Variable Annuity Account One (the "Separate Account") of First MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 8 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

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FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                        MIST LORD ABBETT MIST LORD ABBETT MIST LORD ABBETT     MIST OPPENHEIMER
                                       GROWTH AND INCOME   BOND DEBENTURE    MID CAP VALUE CAPITAL APPRECIATION
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                       ----------------- ---------------- ---------------- --------------------
ASSETS:
  Investments at fair value                 $ 36,094,406     $ 27,780,330     $ 10,348,628         $ 16,330,984
  Due from First MetLife Investors
     Insurance Company                                 7                5                3                    4
                                       ----------------- ---------------- ---------------- --------------------
       Total Assets                           36,094,413       27,780,335       10,348,631           16,330,988
                                       ----------------- ---------------- ---------------- --------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               237              263              249                  263
                                       ----------------- ---------------- ---------------- --------------------
       Total Liabilities                             237              263              249                  263
                                       ----------------- ---------------- ---------------- --------------------
NET ASSETS                                  $ 36,094,176     $ 27,780,072     $ 10,348,382         $ 16,330,725
                                       ================= ================ ================ ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 36,087,285     $ 27,774,095     $ 10,348,382         $ 16,327,903
  Net assets from contracts in payouts             6,891            5,977               --                2,822
                                       ----------------- ---------------- ---------------- --------------------
       Total Net Assets                     $ 36,094,176     $ 27,780,072     $ 10,348,382         $ 16,330,725
                                       ================= ================ ================ ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                         MIST LEGG MASON
                                                PARTNERS MIST VAN KAMPEN    MIST PIMCO    MIST RCM
                                       AGGRESSIVE GROWTH  MID CAP GROWTH  TOTAL RETURN  TECHNOLOGY
                                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                       ----------------- --------------- ------------- -----------
ASSETS:
  Investments at fair value                  $ 9,705,499     $ 3,277,740 $ 112,146,076 $ 6,887,692
  Due from First MetLife Investors
     Insurance Company                                --              --             8          --
                                       ----------------- --------------- ------------- -----------
       Total Assets                            9,705,499       3,277,740   112,146,084   6,887,692
                                       ----------------- --------------- ------------- -----------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               204             369           160         175
                                       ----------------- --------------- ------------- -----------
       Total Liabilities                             204             369           160         175
                                       ----------------- --------------- ------------- -----------
NET ASSETS                                   $ 9,705,295     $ 3,277,371 $ 112,145,924 $ 6,887,517
                                       ================= =============== ============= ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 9,703,965     $ 3,277,371 $ 112,144,478 $ 6,887,517
  Net assets from contracts in payouts             1,330              --         1,446          --
                                       ----------------- --------------- ------------- -----------
       Total Net Assets                      $ 9,705,295     $ 3,277,371 $ 112,145,924 $ 6,887,517
                                       ================= =============== ============= ===========

The accompanying notes are an integral part of these financial statements.

                                                                             MIST
MIST T. ROWE PRICE MIST MFS RESEARCH  MIST LAZARD     MIST MET/AIM HARRIS OAKMARK MIST THIRD AVENUE
    MID CAP GROWTH     INTERNATIONAL      MID CAP SMALL CAP GROWTH  INTERNATIONAL   SMALL CAP VALUE
       SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
------------------ ----------------- ------------ ---------------- -------------- -----------------
      $ 21,852,340      $ 33,540,505 $ 11,320,316     $ 14,686,517   $ 37,601,257      $ 26,330,462
                --                --            1                1              1                --
------------------ ----------------- ------------ ---------------- -------------- -----------------
        21,852,340        33,540,505   11,320,317       14,686,518     37,601,258        26,330,462
------------------ ----------------- ------------ ---------------- -------------- -----------------
               202               270          282              277            160               190
------------------ ----------------- ------------ ---------------- -------------- -----------------
               202               270          282              277            160               190
------------------ ----------------- ------------ ---------------- -------------- -----------------
      $ 21,852,138      $ 33,540,235 $ 11,320,035     $ 14,686,241   $ 37,601,098      $ 26,330,272
================== ================= ============ ================ ============== =================
      $ 21,851,153      $ 33,540,235 $ 11,296,559     $ 14,683,436   $ 37,595,831      $ 26,327,417
               985                --       23,476            2,805          5,267             2,855
------------------ ----------------- ------------ ---------------- -------------- -----------------
      $ 21,852,138      $ 33,540,235 $ 11,320,035     $ 14,686,241   $ 37,601,098      $ 26,330,272
================== ================= ============ ================ ============== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                           MIST PIMCO                                             MIST
                                            INFLATION MIST CLARION GLOBAL    MIST TURNER GOLDMAN SACHS
                                       PROTECTED BOND         REAL ESTATE MID CAP GROWTH MID CAP VALUE
                                          SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       -------------- ------------------- -------------- -------------
ASSETS:
  Investments at fair value              $ 64,059,615        $ 13,901,497    $ 7,034,314  $ 13,629,155
  Due from First MetLife Investors
     Insurance Company                             --                  --             --            --
                                       -------------- ------------------- -------------- -------------
       Total Assets                        64,059,615          13,901,497      7,034,314    13,629,155
                                       -------------- ------------------- -------------- -------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                             88                 137            202           107
                                       -------------- ------------------- -------------- -------------
       Total Liabilities                           88                 137            202           107
                                       -------------- ------------------- -------------- -------------
NET ASSETS                               $ 64,059,527        $ 13,901,360    $ 7,034,112  $ 13,629,048
                                       ============== =================== ============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 64,057,971        $ 13,901,360    $ 7,034,112  $ 13,629,048
  Net assets from contracts in payouts          1,556                  --             --            --
                                       -------------- ------------------- -------------- -------------
       Total Net Assets                  $ 64,059,527        $ 13,901,360    $ 7,034,112  $ 13,629,048
                                       ============== =================== ============== =============

The accompanying notes are an integral part of these financial statements.

      MIST METLIFE      MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE    MIST SSGA
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY   GROWTH ETF
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT
------------------ ----------------- ----------------- --------------- ------------------- ------------
     $ 124,069,648     $ 174,021,479     $ 330,982,744   $ 358,063,644        $ 60,222,502 $ 15,521,767
                --                --                --              --                   2           --
------------------ ----------------- ----------------- --------------- ------------------- ------------
       124,069,648       174,021,479       330,982,744     358,063,644          60,222,504   15,521,767
------------------ ----------------- ----------------- --------------- ------------------- ------------
               119                80                67             111                  99          174
------------------ ----------------- ----------------- --------------- ------------------- ------------
               119                80                67             111                  99          174
------------------ ----------------- ----------------- --------------- ------------------- ------------
     $ 124,069,529     $ 174,021,399     $ 330,982,677   $ 358,063,533        $ 60,222,405 $ 15,521,593
================== ================= ================= =============== =================== ============
     $ 124,069,529     $ 174,021,399     $ 330,860,626   $ 358,063,533        $ 60,222,405 $ 15,521,593
                --                --           122,051              --                  --           --
------------------ ----------------- ----------------- --------------- ------------------- ------------
     $ 124,069,529     $ 174,021,399     $ 330,982,677   $ 358,063,533        $ 60,222,405 $ 15,521,593
================== ================= ================= =============== =================== ============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       MIST SSGA GROWTH MIST VAN KAMPEN MIST LEGG MASON MIST MFS EMERGING
                                         AND INCOME ETF        COMSTOCK    VALUE EQUITY    MARKETS EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                       ---------------- --------------- --------------- -----------------
ASSETS:
  Investments at fair value                $ 20,705,500    $ 16,123,803     $ 7,796,333      $ 23,908,109
  Due from First MetLife Investors
     Insurance Company                               --               2               1                --
                                       ---------------- --------------- --------------- -----------------
       Total Assets                          20,705,500      16,123,805       7,796,334        23,908,109
                                       ---------------- --------------- --------------- -----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                              139             265             304               206
                                       ---------------- --------------- --------------- -----------------
       Total Liabilities                            139             265             304               206
                                       ---------------- --------------- --------------- -----------------
NET ASSETS                                 $ 20,705,361    $ 16,123,540     $ 7,796,030      $ 23,907,903
                                       ================ =============== =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 20,705,361    $ 16,123,540     $ 7,796,030      $ 23,907,903
  Net assets from contracts in payouts               --              --              --                --
                                       ---------------- --------------- --------------- -----------------
       Total Net Assets                    $ 20,705,361    $ 16,123,540     $ 7,796,030      $ 23,907,903
                                       ================ =============== =============== =================

The accompanying notes are an integral part of these financial statements.

MIST LOOMIS SAYLES MIST BLACKROCK                                        MIST PIONEER     MIST DREMAN
    GLOBAL MARKETS     HIGH YIELD MIST JANUS FORTY MIST PIONEER FUND STRATEGIC INCOME SMALL CAP VALUE
       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
------------------ -------------- ---------------- ----------------- ---------------- ---------------
      $ 11,527,874    $ 7,998,433      $ 3,870,997       $ 3,242,020     $ 15,342,863     $ 3,969,742
                --             --                4                --               --              --
------------------ -------------- ---------------- ----------------- ---------------- ---------------
        11,527,874      7,998,433        3,871,001         3,242,020       15,342,863       3,969,742
------------------ -------------- ---------------- ----------------- ---------------- ---------------
               179            159               68               439              257             108
------------------ -------------- ---------------- ----------------- ---------------- ---------------
               179            159               68               439              257             108
------------------ -------------- ---------------- ----------------- ---------------- ---------------
      $ 11,527,695    $ 7,998,274      $ 3,870,933       $ 3,241,581     $ 15,342,606     $ 3,969,634
================== ============== ================ ================= ================ ===============
      $ 11,527,695    $ 7,998,274      $ 3,870,933       $ 3,241,581     $ 15,342,606     $ 3,969,634
                --             --               --                --               --              --
------------------ -------------- ---------------- ----------------- ---------------- ---------------
      $ 11,527,695    $ 7,998,274      $ 3,870,933       $ 3,241,581     $ 15,342,606     $ 3,969,634
================== ============== ================ ================= ================ ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                        MIST AMERICAN
                                       MIST BLACKROCK     MIST RAINIER FUNDS BALANCED MIST AMERICAN
                                       LARGE CAP CORE LARGE CAP EQUITY     ALLOCATION    FUNDS BOND
                                          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       -------------- ---------------- -------------- -------------
ASSETS:
  Investments at fair value                 $ 778,702      $ 3,476,948   $ 83,155,137  $ 13,102,548
  Due from First MetLife Investors
     Insurance Company                             --               --             --            --
                                       -------------- ---------------- -------------- -------------
       Total Assets                           778,702        3,476,948     83,155,137    13,102,548
                                       -------------- ---------------- -------------- -------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                            147              127             73            94
                                       -------------- ---------------- -------------- -------------
       Total Liabilities                          147              127             73            94
                                       -------------- ---------------- -------------- -------------
NET ASSETS                                  $ 778,555      $ 3,476,821   $ 83,155,064  $ 13,102,454
                                       ============== ================ ============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 778,555      $ 3,476,821   $ 83,155,064  $ 13,102,454
  Net assets from contracts in payouts             --               --             --            --
                                       -------------- ---------------- -------------- -------------
       Total Net Assets                     $ 778,555      $ 3,476,821   $ 83,155,064  $ 13,102,454
                                       ============== ================ ============== =============

The accompanying notes are an integral part of these financial statements.

              MIST AMERICAN                      MIST AMERICAN
MIST AMERICAN  FUNDS GROWTH       MIST AMERICAN FUNDS MODERATE MIST MET/TEMPLETON MIST MET/FRANKLIN
 FUNDS GROWTH    ALLOCATION FUNDS INTERNATIONAL     ALLOCATION             GROWTH     MUTUAL SHARES
  SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------- ------------- ------------------- -------------- ------------------ -----------------
 $ 17,832,173  $ 67,700,272        $ 10,150,751   $ 52,072,519          $ 124,756       $ 5,792,187
           --             1                  --             --                 --                --
------------- ------------- ------------------- -------------- ------------------ -----------------
   17,832,173    67,700,273          10,150,751     52,072,519            124,756         5,792,187
------------- ------------- ------------------- -------------- ------------------ -----------------
          107           106                 120            119                 52               149
------------- ------------- ------------------- -------------- ------------------ -----------------
          107           106                 120            119                 52               149
------------- ------------- ------------------- -------------- ------------------ -----------------
 $ 17,832,066  $ 67,700,167        $ 10,150,631   $ 52,072,400          $ 124,704       $ 5,792,038
============= ============= =================== ============== ================== =================
 $ 17,832,066  $ 67,700,167        $ 10,150,631   $ 52,072,400          $ 124,704       $ 5,792,038
           --            --                  --             --                 --                --
------------- ------------- ------------------- -------------- ------------------ -----------------
 $ 17,832,066  $ 67,700,167        $ 10,150,631   $ 52,072,400          $ 124,704       $ 5,792,038
============= ============= =================== ============== ================== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        MIST MET/FRANKLIN
                                       TEMPLETON FOUNDING MIST MET/TEMPLETON RUSSELL MULTI-STYLE RUSSELL AGGRESSIVE
                                                 STRATEGY INTERNATIONAL BOND              EQUITY             EQUITY
                                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                       ------------------ ------------------ ------------------- ------------------
ASSETS:
  Investments at fair value                  $ 24,813,363          $ 333,112            $ 46,271            $ 6,058
  Due from First MetLife Investors
     Insurance Company                                 --                 --                  --                 --
                                       ------------------ ------------------ ------------------- ------------------
       Total Assets                            24,813,363            333,112              46,271              6,058
                                       ------------------ ------------------ ------------------- ------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                157                141                  22                 13
                                       ------------------ ------------------ ------------------- ------------------
       Total Liabilities                              157                141                  22                 13
                                       ------------------ ------------------ ------------------- ------------------
NET ASSETS                                   $ 24,813,206          $ 332,971            $ 46,249            $ 6,045
                                       ================== ================== =================== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 24,813,206          $ 332,971            $ 46,249            $ 6,045
  Net assets from contracts in payouts                 --                 --                  --                 --
                                       ------------------ ------------------ ------------------- ------------------
       Total Net Assets                      $ 24,813,206          $ 332,971            $ 46,249            $ 6,045
                                       ================== ================== =================== ==================

The accompanying notes are an integral part of these financial statements.

                                   RUSSELL REAL ESTATE             AIM V.I. AIM V.I. GLOBAL         PUTNAM VT
RUSSELL NON-U.S. RUSSELL CORE BOND          SECURITIES INTERNATIONAL GROWTH     REAL ESTATE GROWTH AND INCOME
     SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
---------------- ----------------- ------------------- -------------------- --------------- -----------------
        $ 24,927          $ 63,993             $ 9,781          $ 2,317,732       $ 206,304         $ 144,107
              --                --                  --                   --              --                 9
---------------- ----------------- ------------------- -------------------- --------------- -----------------
          24,927            63,993               9,781            2,317,732         206,304           144,116
---------------- ----------------- ------------------- -------------------- --------------- -----------------
              18                 3                  13                  260              54                83
---------------- ----------------- ------------------- -------------------- --------------- -----------------
              18                 3                  13                  260              54                83
---------------- ----------------- ------------------- -------------------- --------------- -----------------
        $ 24,909          $ 63,990             $ 9,768          $ 2,317,472       $ 206,250         $ 144,033
================ ================= =================== ==================== =============== =================
        $ 24,909          $ 63,990             $ 9,768          $ 2,317,472       $ 206,250         $ 144,033
              --                --                  --                   --              --                --
---------------- ----------------- ------------------- -------------------- --------------- -----------------
        $ 24,909          $ 63,990             $ 9,768          $ 2,317,472       $ 206,250         $ 144,033
================ ================= =================== ==================== =============== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       PUTNAM VT EQUITY                   FTVIPT TEMPLETON  FTVIPT TEMPLETON
                                                 INCOME PUTNAM VT VISTA FOREIGN SECURITIES GROWTH SECURITIES
                                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                       ---------------- --------------- ------------------ -----------------
ASSETS:
  Investments at fair value                    $ 35,189       $ 121,549       $ 16,165,382       $ 1,368,887
  Due from First MetLife Investors
     Insurance Company                               --              --                  3                --
                                       ---------------- --------------- ------------------ -----------------
       Total Assets                              35,189         121,549         16,165,385         1,368,887
                                       ---------------- --------------- ------------------ -----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               70              19                208               191
                                       ---------------- --------------- ------------------ -----------------
       Total Liabilities                             70              19                208               191
                                       ---------------- --------------- ------------------ -----------------
NET ASSETS                                     $ 35,119       $ 121,530       $ 16,165,177       $ 1,368,696
                                       ================ =============== ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 35,119       $ 121,530       $ 16,153,380       $ 1,368,696
  Net assets from contracts in payouts               --              --             11,797                --
                                       ---------------- --------------- ------------------ -----------------
       Total Net Assets                        $ 35,119       $ 121,530       $ 16,165,177       $ 1,368,696
                                       ================ =============== ================== =================

The accompanying notes are an integral part of these financial statements.

                                                           FTVIPT FRANKLIN
      FTVIPT TEMPLETON     FTVIPT MUTUAL   FTVIPT FRANKLIN SMALL CAP VALUE  FIDELITY VIP
GLOBAL BOND SECURITIES SHARES SECURITIES INCOME SECURITIES      SECURITIES EQUITY-INCOME FIDELITY VIP MID CAP
           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT          SUB-ACCOUNT
---------------------- ----------------- ----------------- --------------- ------------- --------------------
           $ 1,960,833       $ 2,461,687      $ 19,547,785       $ 355,034      $ 57,597          $ 3,482,364
                    --                --                 1              --            --                    1
---------------------- ----------------- ----------------- --------------- ------------- --------------------
             1,960,833         2,461,687        19,547,786         355,034        57,597            3,482,365
---------------------- ----------------- ----------------- --------------- ------------- --------------------
                   118               174               142              93            37                  116
---------------------- ----------------- ----------------- --------------- ------------- --------------------
                   118               174               142              93            37                  116
---------------------- ----------------- ----------------- --------------- ------------- --------------------
           $ 1,960,715       $ 2,461,513      $ 19,547,644       $ 354,941      $ 57,560          $ 3,482,249
====================== ================= ================= =============== ============= ====================
           $ 1,960,715       $ 2,461,513      $ 19,547,644       $ 354,941      $ 57,560          $ 3,482,249
                    --                --                --              --            --                   --
---------------------- ----------------- ----------------- --------------- ------------- --------------------
           $ 1,960,715       $ 2,461,513      $ 19,547,644       $ 354,941      $ 57,560          $ 3,482,249
====================== ================= ================= =============== ============= ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       FIDELITY VIP MSF METLIFE STOCK           MSF ARTIO MSF BLACKROCK
                                         CONTRAFUND             INDEX INTERNATIONAL STOCK   BOND INCOME
                                        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                       ------------ ----------------- ------------------- -------------
ASSETS:
  Investments at fair value            $ 14,051,344      $ 24,639,184           $ 320,455   $ 7,064,964
  Due from First MetLife Investors
     Insurance Company                            3                 1                   1            --
                                       ------------ ----------------- ------------------- -------------
       Total Assets                      14,051,347        24,639,185             320,456     7,064,964
                                       ------------ ----------------- ------------------- -------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                          169               220                  56           213
                                       ------------ ----------------- ------------------- -------------
       Total Liabilities                        169               220                  56           213
                                       ------------ ----------------- ------------------- -------------
NET ASSETS                             $ 14,051,178      $ 24,638,965           $ 320,400   $ 7,064,751
                                       ============ ================= =================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 14,051,178      $ 24,635,688           $ 320,400   $ 7,064,751
  Net assets from contracts in payouts           --             3,277                  --            --
                                       ------------ ----------------- ------------------- -------------
       Total Net Assets                $ 14,051,178      $ 24,638,965           $ 320,400   $ 7,064,751
                                       ============ ================= =================== =============

The accompanying notes are an integral part of these financial statements.

                                                                             MSF WESTERN ASSET
MSF BLACKROCK MSF DAVIS VENTURE MSF MET/ARTISAN MSF JENNISON      MSF MFS MANAGEMENT STRATEGIC
 MONEY MARKET             VALUE   MID CAP VALUE       GROWTH TOTAL RETURN   BOND OPPORTUNITIES
  SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT          SUB-ACCOUNT
------------- ----------------- --------------- ------------ ------------ --------------------
 $ 69,056,742      $ 55,229,995    $ 12,881,840 $ 23,944,024  $ 8,400,131             $ 27,808
           57                 4              24            2           27                    2
------------- ----------------- --------------- ------------ ------------ --------------------
   69,056,799        55,229,999      12,881,864   23,944,026    8,400,158               27,810
------------- ----------------- --------------- ------------ ------------ --------------------
          160               215             177          132          197                   48
------------- ----------------- --------------- ------------ ------------ --------------------
          160               215             177          132          197                   48
------------- ----------------- --------------- ------------ ------------ --------------------
 $ 69,056,639      $ 55,229,784    $ 12,881,687 $ 23,943,894  $ 8,399,961             $ 27,762
============= ================= =============== ============ ============ ====================
 $ 68,831,308      $ 55,227,380    $ 12,879,942 $ 23,942,253  $ 8,399,961             $ 27,762
      225,331             2,404           1,745        1,641           --                   --
------------- ----------------- --------------- ------------ ------------ --------------------
 $ 69,056,639      $ 55,229,784    $ 12,881,687 $ 23,943,894  $ 8,399,961             $ 27,762
============= ================= =============== ============ ============ ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       MSF WESTERN ASSET
                                              MANAGEMENT MSF T. ROWE PRICE MSF T. ROWE PRICE MSF LOOMIS SAYLES
                                         U.S. GOVERNMENT  SMALL CAP GROWTH  LARGE CAP GROWTH  SMALL CAP GROWTH
                                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                       ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                 $ 17,685,053         $ 604,221         $ 810,829         $ 287,404
  Due from First MetLife Investors
     Insurance Company                                --                --                --                --
                                       ----------------- ----------------- ----------------- -----------------
       Total Assets                           17,685,053           604,221           810,829           287,404
                                       ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               185               107               132               107
                                       ----------------- ----------------- ----------------- -----------------
       Total Liabilities                             185               107               132               107
                                       ----------------- ----------------- ----------------- -----------------
NET ASSETS                                  $ 17,684,868         $ 604,114         $ 810,697         $ 287,297
                                       ================= ================= ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 17,684,868         $ 604,114         $ 810,697         $ 287,297
  Net assets from contracts in payouts                --                --                --                --
                                       ----------------- ----------------- ----------------- -----------------
       Total Net Assets                     $ 17,684,868         $ 604,114         $ 810,697         $ 287,297
                                       ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                    MSF METLIFE         MSF METLIFE
  MSF BLACKROCK MSF OPPENHEIMER MSF FI VALUE           MSF METLIFE CONSERVATIVE     CONSERVATIVE TO
STRATEGIC VALUE   GLOBAL EQUITY      LEADERS AGGRESSIVE ALLOCATION   ALLOCATION MODERATE ALLOCATION
    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT           SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT
--------------- --------------- ------------ --------------------- ------------ -------------------
       $ 16,265       $ 610,545    $ 433,814           $ 1,513,148  $ 2,012,985         $ 2,189,501
              2               5           16                    --           --                  --
--------------- --------------- ------------ --------------------- ------------ -------------------
         16,267         610,550      433,830             1,513,148    2,012,985           2,189,501
--------------- --------------- ------------ --------------------- ------------ -------------------
             31             138          124                    49           48                   2
--------------- --------------- ------------ --------------------- ------------ -------------------
             31             138          124                    49           48                   2
--------------- --------------- ------------ --------------------- ------------ -------------------
       $ 16,236       $ 610,412    $ 433,706           $ 1,513,099  $ 2,012,937         $ 2,189,499
=============== =============== ============ ===================== ============ ===================
       $ 16,236       $ 610,412    $ 433,706           $ 1,513,099  $ 2,012,937         $ 2,189,499
             --              --           --                    --           --                  --
--------------- --------------- ------------ --------------------- ------------ -------------------
       $ 16,236       $ 610,412    $ 433,706           $ 1,513,099  $ 2,012,937         $ 2,189,499
=============== =============== ============ ===================== ============ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                     MSF METLIFE
                                               MSF METLIFE           MODERATE TO               MSF LOOMIS SAYLES
                                       MODERATE ALLOCATION AGGRESSIVE ALLOCATION MSF MFS VALUE    SMALL CAP CORE
                                               SUB-ACCOUNT           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                                       ------------------- --------------------- ------------- -----------------
ASSETS:
  Investments at fair value                   $ 15,319,640           $ 7,998,999   $ 3,179,268          $ 93,217
  Due from First MetLife Investors
     Insurance Company                                  --                    --            --                 1
                                       ------------------- --------------------- ------------- -----------------
       Total Assets                             15,319,640             7,998,999     3,179,268            93,218
                                       ------------------- --------------------- ------------- -----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                  46                    19           153                29
                                       ------------------- --------------------- ------------- -----------------
       Total Liabilities                                46                    19           153                29
                                       ------------------- --------------------- ------------- -----------------
NET ASSETS                                    $ 15,319,594           $ 7,998,980   $ 3,179,115          $ 93,189
                                       =================== ===================== ============= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 15,319,594           $ 7,998,980   $ 3,179,115          $ 93,189
  Net assets from contracts in payouts                  --                    --            --                --
                                       ------------------- --------------------- ------------- -----------------
       Total Net Assets                       $ 15,319,594           $ 7,998,980   $ 3,179,115          $ 93,189
                                       =================== ===================== ============= =================

The accompanying notes are an integral part of these financial statements.

MSF MET/DIMENSIONAL      MSF BARCLAYS                       MSF BLACKROCK
INTERNATIONAL SMALL CAPITAL AGGREGATE MSF VAN ECK GLOBAL LEGACY LARGE CAP         MSF METLIFE MSF MORGAN STANLEY
            COMPANY        BOND INDEX  NATURAL RESOURCES           GROWTH MID CAP STOCK INDEX         EAFE INDEX
        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
          $ 980,427       $ 2,350,559        $ 1,209,182        $ 738,657           $ 773,379          $ 701,858
                  1                --                  1                2                   1                 --
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
            980,428         2,350,559          1,209,183          738,659             773,380            701,858
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
                143               152                174              197                 136                176
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
                143               152                174              197                 136                176
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
          $ 980,285       $ 2,350,407        $ 1,209,009        $ 738,462           $ 773,244          $ 701,682
=================== ================= ================== ================ =================== ==================
          $ 980,285       $ 2,350,407        $ 1,209,009        $ 738,462           $ 773,244          $ 701,682
                 --                --                 --               --                  --                 --
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
          $ 980,285       $ 2,350,407        $ 1,209,009        $ 738,462           $ 773,244          $ 701,682
=================== ================= ================== ================ =================== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                           MSF NEUBERGER
                                                      MSF BERMAN MID CAP   PIMCO VIT    PIMCO VIT
                                       RUSSELL 2000 INDEX          VALUE  HIGH YIELD LOW DURATION
                                              SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                       ------------------ -------------- ----------- ------------
ASSETS:
  Investments at fair value                     $ 663,403        $ 3,913   $ 161,156    $ 203,569
  Due from First MetLife Investors
     Insurance Company                                  1              1          --           --
                                       ------------------ -------------- ----------- ------------
       Total Assets                               663,404          3,914     161,156      203,569
                                       ------------------ -------------- ----------- ------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                146              9          38           54
                                       ------------------ -------------- ----------- ------------
       Total Liabilities                              146              9          38           54
                                       ------------------ -------------- ----------- ------------
NET ASSETS                                      $ 663,258        $ 3,905   $ 161,118    $ 203,515
                                       ================== ============== =========== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 663,258        $ 3,905   $ 161,118    $ 203,515
  Net assets from contracts in payouts                 --             --          --           --
                                       ------------------ -------------- ----------- ------------
       Total Net Assets                         $ 663,258        $ 3,905   $ 161,118    $ 203,515
                                       ================== ============== =========== ============

The accompanying notes are an integral part of these financial statements.

                                                                    PIONEER VCT
                      PIONEER VCT   PIONEER VCT   PIONEER VCT          IBBOTSON PIONEER VCT
PIONEER VCT BOND EMERGING MARKETS EQUITY INCOME MID CAP VALUE GROWTH ALLOCATION  HIGH YIELD
     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT SUB-ACCOUNT
---------------- ---------------- ------------- ------------- ----------------- -----------
        $ 49,880         $ 44,514      $ 20,179   $ 1,054,883           $ 3,803     $ 9,084
              --               --            --            --                --          --
---------------- ---------------- ------------- ------------- ----------------- -----------
          49,880           44,514        20,179     1,054,883             3,803       9,084
---------------- ---------------- ------------- ------------- ----------------- -----------
              31               54            48           129                22          49
---------------- ---------------- ------------- ------------- ----------------- -----------
              31               54            48           129                22          49
---------------- ---------------- ------------- ------------- ----------------- -----------
        $ 49,849         $ 44,460      $ 20,131   $ 1,054,754           $ 3,781     $ 9,035
================ ================ ============= ============= ================= ===========
        $ 49,849         $ 44,460      $ 20,131   $ 1,054,754           $ 3,781     $ 9,035
              --               --            --            --                --          --
---------------- ---------------- ------------- ------------- ----------------- -----------
        $ 49,849         $ 44,460      $ 20,131   $ 1,054,754           $ 3,781     $ 9,035
================ ================ ============= ============= ================= ===========

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2009

                                              PIONEER VCT AMERICAN FUNDS AMERICAN FUNDS AMERICAN FUNDS
                                       REAL ESTATE SHARES           BOND  GLOBAL GROWTH  GROWTH-INCOME
                                              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                       ------------------ -------------- -------------- --------------
ASSETS:
  Investments at fair value                       $ 5,777    $ 3,287,318   $ 21,668,099   $ 23,238,327
  Due from First MetLife Investors
     Insurance Company                                 --             --              5              8
                                       ------------------ -------------- -------------- --------------
       Total Assets                                 5,777      3,287,318     21,668,104     23,238,335
                                       ------------------ -------------- -------------- --------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                  9             90            187            184
                                       ------------------ -------------- -------------- --------------
       Total Liabilities                                9             90            187            184
                                       ------------------ -------------- -------------- --------------
NET ASSETS                                        $ 5,768    $ 3,287,228   $ 21,667,917   $ 23,238,151
                                       ================== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units              $ 5,768    $ 3,287,228   $ 21,667,917   $ 23,211,669
  Net assets from contracts in payouts                 --             --             --         26,482
                                       ------------------ -------------- -------------- --------------
       Total Net Assets                           $ 5,768    $ 3,287,228   $ 21,667,917   $ 23,238,151
                                       ================== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS
AMERICAN FUNDS   GLOBAL SMALL UIF EQUITY AND      UIF U.S.                         VAN KAMPEN LIT
        GROWTH CAPITALIZATION         INCOME MID CAP VALUE UIF U.S. REAL ESTATE GROWTH AND INCOME
   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
-------------- -------------- -------------- ------------- -------------------- -----------------
  $ 37,227,012    $ 1,755,448    $ 6,338,761     $ 337,794          $ 2,952,608       $ 4,204,554
            11             --             --            --                    1                --
-------------- -------------- -------------- ------------- -------------------- -----------------
    37,227,023      1,755,448      6,338,761       337,794            2,952,609         4,204,554
-------------- -------------- -------------- ------------- -------------------- -----------------
           233            137            120           113                  119                91
-------------- -------------- -------------- ------------- -------------------- -----------------
           233            137            120           113                  119                91
-------------- -------------- -------------- ------------- -------------------- -----------------
  $ 37,226,790    $ 1,755,311    $ 6,338,641     $ 337,681          $ 2,952,490       $ 4,204,463
============== ============== ============== ============= ==================== =================
  $ 37,199,893    $ 1,755,311    $ 6,338,641     $ 337,681          $ 2,952,490       $ 4,204,463
        26,897             --             --            --                   --                --
-------------- -------------- -------------- ------------- -------------------- -----------------
  $ 37,226,790    $ 1,755,311    $ 6,338,641     $ 337,681          $ 2,952,490       $ 4,204,463
============== ============== ============== ============= ==================== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2009

                                                                                               LMPVET
                                                     LMPVET               LMPVET CLEARBRIDGE VARIABLE               LMPVET
                                       CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE          FUNDAMENTAL CLEARBRIDGE VARIABLE
                                           SMALL CAP GROWTH            INVESTORS                VALUE         APPRECIATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                       -------------------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value                     $ 1,636,368            $ 938,995          $ 5,394,812          $ 7,122,439
  Due from First MetLife Investors
     Insurance Company                                   --                   --                    1                    2
                                       -------------------- -------------------- -------------------- --------------------
       Total Assets                               1,636,368              938,995            5,394,813            7,122,441
                                       -------------------- -------------------- -------------------- --------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                  184                  123                  145                  159
                                       -------------------- -------------------- -------------------- --------------------
       Total Liabilities                                184                  123                  145                  159
                                       -------------------- -------------------- -------------------- --------------------
NET ASSETS                                      $ 1,636,184            $ 938,872          $ 5,394,668          $ 7,122,282
                                       ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 1,636,184            $ 938,872          $ 5,394,668          $ 7,122,282
  Net assets from contracts in payouts                   --                   --                   --                   --
                                       -------------------- -------------------- -------------------- --------------------
       Total Net Assets                         $ 1,636,184            $ 938,872          $ 5,394,668          $ 7,122,282
                                       ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                                                        LMPVET                                LMPVET
              LMPVET               LMPVET CLEARBRIDGE VARIABLE               LMPVET       INVESTMENT               LMPVET
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE               EQUITY CLEARBRIDGE VARIABLE COUNSEL VARIABLE CLEARBRIDGE VARIABLE
   AGGRESSIVE GROWTH     LARGE CAP GROWTH       INCOME BUILDER    DIVIDEND STRATEGY SOCIAL AWARENESS              CAPITAL
         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
         $ 9,677,386            $ 473,259          $ 6,870,722            $ 391,027          $ 9,667            $ 869,561
                  --                   --                   --                   --               --                   --
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
           9,677,386              473,259            6,870,722              391,027            9,667              869,561
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
                 169                   75                  165                   75               28                  142
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
                 169                   75                  165                   75               28                  142
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
         $ 9,677,217            $ 473,184          $ 6,870,557            $ 390,952          $ 9,639            $ 869,419
==================== ==================== ==================== ==================== ================ ====================
         $ 9,657,530            $ 473,184          $ 6,870,557            $ 390,952          $ 9,639            $ 869,419
              19,687                   --                   --                   --               --                   --
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
         $ 9,677,217            $ 473,184          $ 6,870,557            $ 390,952          $ 9,639            $ 869,419
==================== ==================== ==================== ==================== ================ ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED) DECEMBER 31, 2009

                                                                                                   LMPVET
                                                                                             BATTERYMARCH
                                       LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE VARIABLE GLOBAL
                                         ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%          EQUITY
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                       ---------------- ---------------- ---------------- ---------------
ASSETS:
  Investments at fair value                   $ 987,813        $ 202,097        $ 656,919     $ 1,175,403
  Due from First MetLife Investors
     Insurance Company                               --               --               --              --
                                       ---------------- ---------------- ---------------- ---------------
       Total Assets                             987,813          202,097          656,919       1,175,403
                                       ---------------- ---------------- ---------------- ---------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               32               12               59              49
                                       ---------------- ---------------- ---------------- ---------------
       Total Liabilities                             32               12               59              49
                                       ---------------- ---------------- ---------------- ---------------
NET ASSETS                                    $ 987,781        $ 202,085        $ 656,860     $ 1,175,354
                                       ================ ================ ================ ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 987,781        $ 202,085        $ 656,860     $ 1,175,354
  Net assets from contracts in payouts               --               --               --              --
                                       ---------------- ---------------- ---------------- ---------------
       Total Net Assets                       $ 987,781        $ 202,085        $ 656,860     $ 1,175,354
                                       ================ ================ ================ ===============

The accompanying notes are an integral part of these financial statements.

       LMPVIT        LMPVIT
WESTERN ASSET WESTERN ASSET        LMPVIT
     VARIABLE      VARIABLE WESTERN ASSET    OPPENHEIMER
  GLOBAL HIGH    ADJUSTABLE      VARIABLE VA MAIN STREET
   YIELD BOND   RATE INCOME  MONEY MARKET      SMALL CAP
  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
------------- ------------- ------------- --------------
  $ 4,674,462     $ 429,378  $ 23,091,817    $ 1,513,063
           --            --            --             --
------------- ------------- ------------- --------------
    4,674,462       429,378    23,091,817      1,513,063
------------- ------------- ------------- --------------
          201            84            82            154
------------- ------------- ------------- --------------
          201            84            82            154
------------- ------------- ------------- --------------
  $ 4,674,261     $ 429,294  $ 23,091,735    $ 1,512,909
============= ============= ============= ==============
  $ 4,674,261     $ 429,294  $ 23,091,735    $ 1,512,909
           --            --            --             --
------------- ------------- ------------- --------------
  $ 4,674,261     $ 429,294  $ 23,091,735    $ 1,512,909
============= ============= ============= ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST LORD ABBETT        MIST OPPENHEIMER
                                           GROWTH AND INCOME      BOND DEBENTURE       MID CAP VALUE    CAPITAL APPRECIATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------- ------------------- ------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                    $ 665,227         $ 1,625,062           $ 139,959                    $ --
                                           -------------------- ------------------- ------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                      436,684             323,954             103,653                 191,093
      Administrative charges                          76,672              57,598              18,466                  34,728
                                           -------------------- ------------------- ------------------- -----------------------
        Total expenses                               513,356             381,552             122,119                 225,821
                                           -------------------- ------------------- ------------------- -----------------------
           Net investment income (loss)              151,871           1,243,510              17,840                (225,821)
                                           -------------------- ------------------- ------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                  --                  --                      --
      Realized gains (losses) on sale of
        investments                               (1,290,466)           (386,360)           (324,010)               (950,158)
                                           -------------------- ------------------- ------------------- -----------------------
           Net realized gains (losses)            (1,290,466)           (386,360)           (324,010)               (950,158)
                                           -------------------- ------------------- ------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                             6,371,251           5,950,194           2,290,245               6,095,182
                                           -------------------- ------------------- ------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                5,080,785           5,563,834           1,966,235               5,145,024
                                           -------------------- ------------------- ------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 5,232,656         $ 6,807,344         $ 1,984,075             $ 4,919,203
                                           ==================== =================== =================== =======================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

  MIST LEGG MASON
         PARTNERS    MIST VAN KAMPEN      MIST PIMCO       MIST RCM    MIST T. ROWE PRICE    MIST MFS RESEARCH
AGGRESSIVE GROWTH     MID CAP GROWTH    TOTAL RETURN     TECHNOLOGY        MID CAP GROWTH        INTERNATIONAL
      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- ------------------ --------------- -------------- --------------------- --------------------
            $ 140               $ 33     $ 5,342,475           $ --                  $ --            $ 877,074
-------------------- ------------------ --------------- -------------- --------------------- --------------------
          116,252             34,885       1,163,332         68,570               234,925              395,419
           20,485              6,076         206,028         12,139                41,957               69,885
-------------------- ------------------ --------------- -------------- --------------------- --------------------
          136,737             40,961       1,369,360         80,709               276,882              465,304
-------------------- ------------------ --------------- -------------- --------------------- --------------------
         (136,597)           (40,928)      3,973,115        (80,709)             (276,882)             411,770
-------------------- ------------------ --------------- -------------- --------------------- --------------------
               --                 --       3,116,088             --                    --                   --
         (410,016)           (73,866)         (1,682)      (195,207)             (398,414)          (1,548,914)
-------------------- ------------------ --------------- -------------- --------------------- --------------------
         (410,016)           (73,866)      3,114,406       (195,207)             (398,414)          (1,548,914)
-------------------- ------------------ --------------- -------------- --------------------- --------------------
        2,851,250          1,236,729       4,791,737      2,482,211             6,775,480            8,725,408
-------------------- ------------------ --------------- -------------- --------------------- --------------------
        2,441,234          1,162,863       7,906,143      2,287,004             6,377,066            7,176,494
-------------------- ------------------ --------------- -------------- --------------------- --------------------
      $ 2,304,637        $ 1,121,935    $ 11,879,258    $ 2,206,295           $ 6,100,184          $ 7,588,264
==================== ================== =============== ============== ===================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                MIST HARRIS
                                           MIST LAZARD        MIST MET/AIM          OAKMARK    MIST THIRD AVENUE
                                               MID CAP    SMALL CAP GROWTH    INTERNATIONAL      SMALL CAP VALUE
                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------- ------------------- ---------------- --------------------
INVESTMENT INCOME:
      Dividends                              $ 104,805                $ --      $ 2,339,866            $ 252,209
                                           -------------- ------------------- ---------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                132,062             164,562          421,039              310,449
      Administrative charges                    22,623              29,277           74,299               54,901
                                           -------------- ------------------- ---------------- --------------------
        Total expenses                         154,685             193,839          495,338              365,350
                                           -------------- ------------------- ---------------- --------------------
           Net investment income (loss)        (49,880)           (193,839)       1,844,528             (113,141)
                                           -------------- ------------------- ---------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                   --                  --               --              234,068
      Realized gains (losses) on sale of
        investments                           (414,571)           (423,147)      (1,922,590)            (663,313)
                                           -------------- ------------------- ---------------- --------------------
           Net realized gains (losses)        (414,571)           (423,147)      (1,922,590)            (429,245)
                                           -------------- ------------------- ---------------- --------------------
     Change in unrealized gains (losses)
        on investments                       3,342,048           3,969,194       12,938,433            5,696,293
                                           -------------- ------------------- ---------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                          2,927,477           3,546,047       11,015,843            5,267,048
                                           -------------- ------------------- ---------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations          $ 2,877,597         $ 3,352,208     $ 12,860,371          $ 5,153,907
                                           ============== =================== ================ ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

    MIST PIMCO
     INFLATION          MIST CLARION       MIST TURNER    MIST GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
PROTECTED BOND    GLOBAL REAL ESTATE    MID CAP GROWTH         MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
   $ 1,606,073             $ 357,799              $ --             $ 145,618           $ 2,795,267          $ 4,541,803
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
       684,303               160,038            77,212               167,043             1,376,651            1,956,631
       121,297                27,648            13,685                29,403               241,064              349,965
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
       805,600               187,686            90,897               196,446             1,617,715            2,306,596
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
       800,473               170,113           (90,897)              (50,828)            1,177,552            2,235,207
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
            --                    --                --                    --             1,627,728            3,423,616
       (63,319)             (620,215)         (236,928)             (852,450)             (685,361)          (3,243,163)
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
       (63,319)             (620,215)         (236,928)             (852,450)              942,367              180,453
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
     6,158,473             4,202,910         2,446,221             4,127,511            17,746,419           28,537,552
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
     6,095,154             3,582,695         2,209,293             3,275,061            18,688,786           28,718,005
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
   $ 6,895,627           $ 3,752,808       $ 2,118,396           $ 3,224,233          $ 19,866,338         $ 30,953,212
================= ===================== ================= ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                MIST METLIFE       MIST METLIFE           MIST METLIFE      MIST SSGA
                                           BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY     GROWTH ETF
                                                 SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT
                                           -------------------- ------------------ ---------------------- --------------
INVESTMENT INCOME:
      Dividends                                         $ --               $ --                   $ --       $ 58,245
                                           -------------------- ------------------ ---------------------- --------------
EXPENSES:
      Mortality and expense risk
        charges                                    3,705,596          4,248,857                691,483         97,170
      Administrative charges                         664,963            751,037                122,669         19,088
                                           -------------------- ------------------ ---------------------- --------------
        Total expenses                             4,370,559          4,999,894                814,152        116,258
                                           -------------------- ------------------ ---------------------- --------------
           Net investment income (loss)           (4,370,559)        (4,999,894)              (814,152)       (58,013)
                                           -------------------- ------------------ ---------------------- --------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                 --                     --             --
      Realized gains (losses) on sale of
        investments                               (6,157,627)        (6,734,456)            (2,739,284)        60,290
                                           -------------------- ------------------ ---------------------- --------------
           Net realized gains (losses)            (6,157,627)        (6,734,456)            (2,739,284)        60,290
                                           -------------------- ------------------ ---------------------- --------------
     Change in unrealized gains (losses)
        on investments                            74,988,316         91,215,493             17,277,304      2,338,991
                                           -------------------- ------------------ ---------------------- --------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               68,830,689         84,481,037             14,538,020      2,399,281
                                           -------------------- ------------------ ---------------------- --------------
     Net increase (decrease) in net assets
        resulting from operations               $ 64,460,130       $ 79,481,143           $ 13,723,868    $ 2,341,268
                                           ==================== ================== ====================== ==============

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH    MIST VAN KAMPEN    MIST LEGG MASON    MIST MFS EMERGING    MIST LOOMIS SAYLES    MIST BLACKROCK
  AND INCOME ETF           COMSTOCK       VALUE EQUITY       MARKETS EQUITY        GLOBAL MARKETS        HIGH YIELD
     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------------ ------------------ -------------------- --------------------- --------------
        $ 82,865          $ 261,405           $ 90,687            $ 279,807             $ 180,278         $ 186,399
------------------- ------------------ ------------------ -------------------- --------------------- --------------
         115,529            176,169             83,425              240,282               126,615            67,644
          21,664             31,245             15,169               42,039                22,120            11,773
------------------- ------------------ ------------------ -------------------- --------------------- --------------
         137,193            207,414             98,594              282,321               148,735            79,417
------------------- ------------------ ------------------ -------------------- --------------------- --------------
         (54,328)            53,991             (7,907)              (2,514)               31,543           106,982
------------------- ------------------ ------------------ -------------------- --------------------- --------------
              --                 --                 --                   --                    --                --
          50,457           (538,688)          (311,640)            (877,241)             (297,447)           62,326
------------------- ------------------ ------------------ -------------------- --------------------- --------------
          50,457           (538,688)          (311,640)            (877,241)             (297,447)           62,326
------------------- ------------------ ------------------ -------------------- --------------------- --------------
       2,192,199          3,701,638          2,336,483            9,337,068             3,211,313         1,525,370
------------------- ------------------ ------------------ -------------------- --------------------- --------------
       2,242,656          3,162,950          2,024,843            8,459,827             2,913,866         1,587,696
------------------- ------------------ ------------------ -------------------- --------------------- --------------
     $ 2,188,328        $ 3,216,941        $ 2,016,936          $ 8,457,313           $ 2,945,409       $ 1,694,678
=================== ================== ================== ==================== ===================== ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                        MIST PIONEER        MIST DREMAN
                                           MIST JANUS FORTY    MIST PIONEER FUND    STRATEGIC INCOME    SMALL CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                           ------------------- -------------------- ------------------- ------------------
INVESTMENT INCOME:
      Dividends                                        $ --             $ 24,683           $ 567,705           $ 29,930
                                           ------------------- -------------------- ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                      46,328               22,335             145,883             48,708
      Administrative charges                          7,709                4,628              28,795              8,137
                                           ------------------- -------------------- ------------------- ------------------
        Total expenses                               54,037               26,963             174,678             56,845
                                           ------------------- -------------------- ------------------- ------------------
           Net investment income (loss)             (54,037)              (2,280)            393,027            (26,915)
                                           ------------------- -------------------- ------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                   --                  --                 --
      Realized gains (losses) on sale of
        investments                                 (90,917)             (17,145)            (58,105)           (91,014)
                                           ------------------- -------------------- ------------------- ------------------
           Net realized gains (losses)              (90,917)             (17,145)            (58,105)           (91,014)
                                           ------------------- -------------------- ------------------- ------------------
     Change in unrealized gains (losses)
        on investments                            1,206,006              535,508           2,718,436            998,311
                                           ------------------- -------------------- ------------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               1,115,089              518,363           2,660,331            907,297
                                           ------------------- -------------------- ------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 1,061,052            $ 516,083         $ 3,053,358          $ 880,382
                                           =================== ==================== =================== ==================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                       MIST AMERICAN                                      MIST AMERICAN
MIST BLACKROCK        MIST RAINIER    FUNDS BALANCED    MIST AMERICAN    MIST AMERICAN     FUNDS GROWTH
LARGE CAP CORE    LARGE CAP EQUITY        ALLOCATION       FUNDS BOND     FUNDS GROWTH       ALLOCATION
   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
       $ 7,288            $ 21,638              $ --              $ 1             $ --              $ 6
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
         8,744              41,500           751,502          105,371          155,767          689,868
         1,470               7,228           136,926           18,558           28,193          123,998
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
        10,214              48,728           888,428          123,929          183,960          813,866
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
        (2,926)            (27,090)         (888,428)        (123,928)        (183,960)        (813,860)
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
            --                  --                --               --               --               --
        (7,152)           (129,103)          600,615           40,997           24,435          472,316
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
        (7,152)           (129,103)          600,615           40,997           24,435          472,316
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
       127,458             798,559        15,614,928          805,332        4,043,558       16,527,787
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
       120,306             669,456        16,215,543          846,329        4,067,993       17,000,103
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
     $ 117,380           $ 642,366      $ 15,327,115        $ 722,401      $ 3,884,033     $ 16,186,243
================= =================== ================= ================ ================ ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED) FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                   MIST AMERICAN
                                                 MIST AMERICAN    FUNDS MODERATE    MIST MET/TEMPLETON    MIST MET/FRANKLIN
                                           FUNDS INTERNATIONAL        ALLOCATION                GROWTH        MUTUAL SHARES
                                                   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ---------------------- ----------------- --------------------- --------------------
INVESTMENT INCOME:
      Dividends                                           $ --              $ --                  $ 13                 $ --
                                           ---------------------- ----------------- --------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                         89,860           432,960                   414               35,902
      Administrative charges                            16,119            77,220                   196                7,533
                                           ---------------------- ----------------- --------------------- --------------------
        Total expenses                                 105,979           510,180                   610               43,435
                                           ---------------------- ----------------- --------------------- --------------------
           Net investment income (loss)               (105,979)         (510,180)                 (597)             (43,435)
                                           ---------------------- ----------------- --------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            1                --                    --                   --
      Realized gains (losses) on sale of
        investments                                     46,634            96,901                 2,253               18,561
                                           ---------------------- ----------------- --------------------- --------------------
           Net realized gains (losses)                  46,635            96,901                 2,253               18,561
                                           ---------------------- ----------------- --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                               2,433,344         7,159,069                28,968              910,547
                                           ---------------------- ----------------- --------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  2,479,979         7,255,970                31,221              929,108
                                           ---------------------- ----------------- --------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 2,374,000       $ 6,745,790              $ 30,624            $ 885,673
                                           ====================== ================= ===================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

 MIST MET/FRANKLIN
TEMPLETON FOUNDING    MIST MET/TEMPLETON    RUSSELL MULTI-STYLE    RUSSELL AGGRESSIVE
          STRATEGY    INTERNATIONAL BOND                 EQUITY                EQUITY    RUSSELL NON-U.S    RUSSELL CORE BOND
       SUB-ACCOUNT       SUB-ACCOUNT (a)            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
              $ --                  $ --                  $ 511                  $ 26              $ 620              $ 2,806
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
           226,726                   985                    482                    60                272                  739
            43,123                   173                     57                     6                 31                   88
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
           269,849                 1,158                    539                    66                303                  827
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
          (269,849)               (1,158)                   (28)                  (40)               317                1,979
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
                --                    --                     --                    --                 --                  794
           251,834                   602                   (156)                  (87)              (219)                (191)
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
           251,834                   602                   (156)                  (87)              (219)                 603
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
         5,200,339                 9,138                 10,708                 1,504              4,977                5,280
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
         5,452,173                 9,740                 10,552                 1,417              4,758                5,883
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
       $ 5,182,324               $ 8,582               $ 10,524               $ 1,377            $ 5,075              $ 7,862
===================== ===================== ====================== ===================== ================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           RUSSELL REAL ESTATE                AIM V.I.    AIM V.I. GLOBAL    PUTNAM VT GROWTH
                                                    SECURITIES    INTERNATIONAL GROWTH        REAL ESTATE          AND INCOME
                                                   SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           ---------------------- ----------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                          $ 351                $ 27,066               $ --             $ 3,579
                                           ---------------------- ----------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                             93                  16,181              1,398               1,451
      Administrative charges                                10                   3,716                347                 188
                                           ---------------------- ----------------------- ------------------ -------------------
        Total expenses                                     103                  19,897              1,745               1,639
                                           ---------------------- ----------------------- ------------------ -------------------
           Net investment income (loss)                    248                   7,169             (1,745)              1,940
                                           ---------------------- ----------------------- ------------------ -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                           --                      --                 --                  --
      Realized gains (losses) on sale of
        investments                                       (120)                (17,369)            (1,320)             (2,069)
                                           ---------------------- ----------------------- ------------------ -------------------
           Net realized gains (losses)                    (120)                (17,369)            (1,320)             (2,069)
                                           ---------------------- ----------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                                   2,027                 489,601             51,627              32,842
                                           ---------------------- ----------------------- ------------------ -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                      1,907                 472,232             50,307              30,773
                                           ---------------------- ----------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations                      $ 2,155               $ 479,401           $ 48,562            $ 32,713
                                           ====================== ======================= ================== ===================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                                  FTVIPT TEMPLETON
PUTNAM VT EQUITY                         FTVIPT TEMPLETON     FTVIPT TEMPLETON         GLOBAL BOND     FTVIPT MUTUAL
          INCOME    PUTNAM VT VISTA    FOREIGN SECURITIES    GROWTH SECURITIES          SECURITIES SHARES SECURITIES
     SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
           $ 329              $ 155             $ 409,450             $ 30,993           $ 176,387          $ 38,692
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
             227              1,218               197,748               12,882              13,424            24,074
              87                145                33,044                2,532               3,098             4,828
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
             314              1,363               230,792               15,414              16,522            28,902
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
              15             (1,208)              178,658               15,579             159,865             9,790
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
              --                 --               504,766                   --                  --                --
         (28,222)              (632)             (587,030)             (48,091)              1,846           (62,330)
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
         (28,222)              (632)              (82,264)             (48,091)              1,846           (62,330)
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
          30,666             35,121             4,115,314              326,876              44,111           507,993
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
           2,444             34,489             4,033,050              278,785              45,957           445,663
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
         $ 2,459           $ 33,281           $ 4,211,708            $ 294,364           $ 205,822         $ 455,453
=================== ================== ===================== ==================== ================ ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN    SMALL CAP VALUE     FIDELITY VIP
                                           INCOME SECURITIES         SECURITIES    EQUITY-INCOME    FIDELITY VIP MID CAP
                                                 SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------- ------------------ ---------------- -----------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,298,878            $ 3,731          $ 1,024                $ 12,744
                                           -------------------- ------------------ ---------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                      223,630              2,351              468                  27,412
      Administrative charges                          39,954                567               99                   5,726
                                           -------------------- ------------------ ---------------- -----------------------
        Total expenses                               263,584              2,918              567                  33,138
                                           -------------------- ------------------ ---------------- -----------------------
           Net investment income (loss)            1,035,294                813              457                 (20,394)
                                           -------------------- ------------------ ---------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --             10,274               --                  15,464
      Realized gains (losses) on sale of
        investments                                 (553,492)            (1,413)            (494)                (60,524)
                                           -------------------- ------------------ ---------------- -----------------------
           Net realized gains (losses)              (553,492)             8,861             (494)                (45,060)
                                           -------------------- ------------------ ---------------- -----------------------
     Change in unrealized gains (losses)
        on investments                             4,244,252             60,690           10,853                 824,560
                                           -------------------- ------------------ ---------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                3,690,760             69,551           10,359                 779,500
                                           -------------------- ------------------ ---------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 4,726,054           $ 70,364         $ 10,816               $ 759,106
                                           ==================== ================== ================ =======================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

FIDELITY VIP    MSF METLIFE STOCK              MSF ARTIO    MSF BLACKROCK    MSF BLACKROCK        MSF DAVIS
  CONTRAFUND                INDEX    INTERNATIONAL STOCK      BOND INCOME     MONEY MARKET    VENTURE VALUE
 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
   $ 156,443            $ 432,593                $ 1,052        $ 376,517        $ 159,623        $ 620,475
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
     162,401              301,576                  3,442           85,970          959,867          633,267
      28,440               49,951                    681           14,778          169,741          112,207
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
     190,841              351,527                  4,123          100,748        1,129,608          745,474
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
     (34,398)              81,066                 (3,071)         275,769         (969,985)        (124,999)
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
       3,378              365,802                     --               --               --               --
    (711,979)            (883,828)               (41,064)         (26,472)              --         (901,701)
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
    (708,601)            (518,026)               (41,064)         (26,472)              --         (901,701)
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
   4,192,395            5,352,019                 95,916          174,736               --       13,721,566
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
   3,483,794            4,833,993                 54,852          148,264               --       12,819,865
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
 $ 3,449,396          $ 4,915,059               $ 51,781        $ 424,033       $ (969,985)    $ 12,694,866
=============== ==================== ====================== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                 MSF WESTERN ASSET
                                           MSF MET/ARTISAN    MSF JENNISON         MSF MFS    MANAGEMENT STRATEGIC
                                             MID CAP VALUE          GROWTH    TOTAL RETURN      BOND OPPORTUNITIES
                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------ --------------- --------------- -----------------------
INVESTMENT INCOME:
      Dividends                                   $ 90,032            $ --       $ 289,828                 $ 1,718
                                           ------------------ --------------- --------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                    152,431         262,533         100,496                     310
      Administrative charges                        26,839          46,800          18,145                      49
                                           ------------------ --------------- --------------- -----------------------
        Total expenses                             179,270         309,333         118,641                     359
                                           ------------------ --------------- --------------- -----------------------
           Net investment income (loss)            (89,238)       (309,333)        171,187                   1,359
                                           ------------------ --------------- --------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --              --              --                     787
      Realized gains (losses) on sale of
        investments                             (1,116,900)       (424,384)       (305,797)                   (241)
                                           ------------------ --------------- --------------- -----------------------
           Net realized gains (losses)          (1,116,900)       (424,384)       (305,797)                    546
                                           ------------------ --------------- --------------- -----------------------
     Change in unrealized gains (losses)
        on investments                           4,850,924       6,899,325       1,306,552                   4,901
                                           ------------------ --------------- --------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              3,734,024       6,474,941       1,000,755                   5,447
                                           ------------------ --------------- --------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 3,644,786     $ 6,165,608     $ 1,171,942                 $ 6,806
                                           ================== =============== =============== =======================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET
       MANAGEMENT    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF LOOMIS SAYLES      MSF BLACKROCK    MSF OPPENHEIMER
  U.S. GOVERNMENT     SMALL CAP GROWTH     LARGE CAP GROWTH     SMALL CAP GROWTH    STRATEGIC VALUE      GLOBAL EQUITY
      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
        $ 542,268                $ 292              $ 2,224                 $ --              $ 106            $ 9,663
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          201,432                7,084                7,988                2,355                153              5,354
           36,101                1,180                1,610                  554                 31              1,141
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          237,533                8,264                9,598                2,909                184              6,495
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          304,735               (7,972)              (7,374)              (2,909)               (78)             3,168
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
               --               13,377                   --                   --                 --                 --
          (40,789)              (6,513)             (28,431)              (6,242)              (728)           (12,643)
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          (40,789)               6,864              (28,431)              (6,242)              (728)           (12,643)
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          109,094              169,627              267,778               77,770              2,351            171,968
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
           68,305              176,491              239,347               71,528              1,623            159,325
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
        $ 373,040            $ 168,519            $ 231,973             $ 68,619            $ 1,545          $ 162,493
==================== ==================== ==================== ==================== ================== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                     MSF METLIFE            MSF METLIFE
                                           MSF FI VALUE              MSF METLIFE    CONSERVATIVE        CONSERVATIVE TO
                                                LEADERS    AGGRESSIVE ALLOCATION      ALLOCATION    MODERATE ALLOCATION
                                            SUB-ACCOUNT              SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------- ------------------------ --------------- ----------------------
INVESTMENT INCOME:
      Dividends                                $ 10,267                 $ 26,575        $ 50,930               $ 65,485
                                           --------------- ------------------------ --------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                   5,642                   17,887          22,545                 30,227
      Administrative charges                        937                    3,108           3,982                  5,043
                                           --------------- ------------------------ --------------- ----------------------
        Total expenses                            6,579                   20,995          26,527                 35,270
                                           --------------- ------------------------ --------------- ----------------------
           Net investment income (loss)           3,688                    5,580          24,403                 30,215
                                           --------------- ------------------------ --------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                    --                    2,176          10,340                 14,807
      Realized gains (losses) on sale of
        investments                             (46,798)                 (34,006)         (8,826)               (31,560)
                                           --------------- ------------------------ --------------- ----------------------
           Net realized gains (losses)          (46,798)                 (31,830)          1,514                (16,753)
                                           --------------- ------------------------ --------------- ----------------------
     Change in unrealized gains (losses)
        on investments                          120,289                  362,302         255,431                402,074
                                           --------------- ------------------------ --------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              73,491                  330,472         256,945                385,321
                                           --------------- ------------------------ --------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 77,179                $ 336,052       $ 281,348              $ 415,536
                                           =============== ======================== =============== ======================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                                      MSF
                                 MSF METLIFE                                              MET/DIMENSIONAL         MSF BARCLAYS
        MSF METLIFE              MODERATE TO                     MSF LOOMIS SAYLES    INTERNATIONAL SMALL    CAPITAL AGGREGATE
MODERATE ALLOCATION    AGGRESSIVE ALLOCATION    MSF MFS VALUE       SMALL CAP CORE                COMPANY           BOND INDEX
        SUB-ACCOUNT              SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT (a)
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
          $ 340,105                $ 227,439             $ --                 $ --                   $ --                 $ --
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
            177,917                  125,262           31,664                  360                  6,683                8,788
             29,839                   20,732            5,616                   57                  1,275                1,516
---------------------- ------------------------ ---------------- -------------------- --- ------------------ --------------------
            207,756                  145,994           37,280                  417                  7,958               10,304
---------------------- ------------------------ ---------------- -------------------- --- ------------------ --------------------
            132,349                   81,445          (37,280)                (417)                (7,958)             (10,304)
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
            179,465                  124,624               --                   --                     --                   --
           (285,339)                (200,656)         (41,590)                  38                 47,720                  427
---------------------- ------------------------ ---------------- -------------------- --- ------------------ --------------------
           (105,874)                 (76,032)         (41,590)                  38                 47,720                  427
---------------------- ------------------------ ---------------- -------------------- --- ------------------ --------------------
          2,730,286                2,347,636          559,821                6,794                161,995               14,097
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
          2,624,412                2,271,604          518,231                6,832                209,715               14,524
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
        $ 2,756,761              $ 2,353,049        $ 480,951              $ 6,415              $ 201,757              $ 4,220
====================== ======================== ================ ==================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                    MSF BLACKROCK
                                           MSF VAN ECK GLOBAL    LEGACY LARGE CAP            MSF METLIFE    MSF MORGAN STANLEY
                                            NATURAL RESOURCES              GROWTH    MID CAP STOCK INDEX            EAFE INDEX
                                              SUB-ACCOUNT (a)     SUB-ACCOUNT (a)        SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                           --------------------- ------------------- ---------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                          $ --                $ --                   $ --                  $ --
                                           --------------------- ------------------- ---------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                         4,561               6,483                  2,539                 2,223
      Administrative charges                              785               1,068                    459                   399
                                           --------------------- ------------------- ---------------------- ---------------------
        Total expenses                                  5,346               7,551                  2,998                 2,622
                                           --------------------- ------------------- ---------------------- ---------------------
           Net investment income (loss)                (5,346)             (7,551)                (2,998)               (2,622)
                                           --------------------- ------------------- ---------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --                     --                    --
      Realized gains (losses) on sale of
        investments                                     9,908               4,782                  1,053                   491
                                           --------------------- ------------------- ---------------------- ---------------------
           Net realized gains (losses)                  9,908               4,782                  1,053                   491
                                           --------------------- ------------------- ---------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                                 95,347             168,057                 69,743                29,306
                                           --------------------- ------------------- ---------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   105,255             172,839                 70,796                29,797
                                           --------------------- ------------------- ---------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 99,909           $ 165,288               $ 67,798              $ 27,175
                                           ===================== =================== ====================== =====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                       MSF NEUBERGER
               MSF            BERMAN        MID CAP  PIMCO   VIT        PIMCO VIT      PIONEER VCT
RUSSELL 2000 INDEX             VALUE     HIGH YIELD LOW DURATION PIONEER VCT BOND EMERGING MARKETS
   SUB-ACCOUNT (a)       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
--------------------- ----------------- ----------- ------------ ---------------- -------------------
              $ --              $ --       $ 17,488      $ 6,586          $ 1,119            $ 233
--------------------- ----------------- ----------- ------------ ---------------- -------------------
             2,545                26          2,354        2,216              371              355
               488                 3            496          438               54               56
--------------------- ----------------- ----------- ------------ ---------------- -------------------
             3,033                29          2,850        2,654              425              411
--------------------- ----------------- ----------- ------------ ---------------- -------------------
            (3,033)              (29)        14,638        3,932              694             (178)
--------------------- ----------------- ----------- ------------ ---------------- -------------------
                --                --             --        9,127               --               --
             2,665                27         12,598          171               79              192
--------------------- ----------------- ----------- ------------ ---------------- -------------------
             2,665                27         12,598        9,298               79              192
--------------------- ----------------- ----------- ------------ ---------------- -------------------
            64,905               534         58,346        7,963            1,903           10,031
--------------------- ----------------- ----------- ------------ ---------------- -------------------
            67,570               561         70,944       17,261            1,982           10,223
--------------------- ----------------- ----------- ------------ ---------------- -------------------
          $ 64,537             $ 532       $ 85,582     $ 21,193          $ 2,676         $ 10,045
===================== ================= =========== ============ ================ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                PIONEER VCT
                                             PIONEER VCT   PIONEER VCT    IBBOTSON          PIONEER VCT
                                           EQUITY INCOME MID CAP VALUE    GROWTH ALLOCATION  HIGH YIELD
                                             SUB-ACCOUNT   SUB-ACCOUNT          SUB-ACCOUNT SUB-ACCOUNT
                                           ------------- ---------------- ----------------- -----------
INVESTMENT INCOME:
      Dividends                                    $ 263      $ 10,965                 $ 80       $ 330
                                           ------------- ---------------- ----------------- -----------
EXPENSES:
      Mortality and expense risk
        charges                                      133        10,770                   38          79
      Administrative charges                          19         2,100                    6          12
                                           ------------- ---------------- -------- -------- -----------
        Total expenses                               152        12,870                   44          91
                                           ------------- ---------------- -------- -------- -----------
           Net investment income (loss)              111        (1,905)                  36         239
                                           ------------- ---------------- -------- -------- -----------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     --            --                   --          --
      Realized gains (losses) on sale of
        investments                                   65       (58,920)                   6          12
                                           ------------- ---------------- -------- -------- -----------
           Net realized gains (losses)                65       (58,920)                   6          12
                                           ------------- ---------------- -------- -------- -----------
     Change in unrealized gains (losses)
        on investments                             1,838       244,897                1,095       2,372
                                           ------------- ---------------- -------- -------- -----------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,903       185,977                1,101       2,384
                                           ------------- ---------------- -------- -------- -----------
     Net increase (decrease) in net assets
        resulting from operations                $ 2,014     $ 184,072              $ 1,137     $ 2,623
                                           ============= ================ ================= ===========

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                                              AMERICAN FUNDS
       PIONEER VCT    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      GLOBAL SMALL
REAL ESTATE SHARES              BOND     GLOBAL GROWTH     GROWTH-INCOME            GROWTH    CAPITALIZATION
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
             $ 142          $ 91,431         $ 258,892         $ 317,680         $ 201,734           $ 3,895
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                42            25,861           247,560           266,471           397,540            10,870
                 7             5,775            43,941            46,456            71,995             2,761
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                49            31,636           291,501           312,927           469,535            13,631
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                93            59,795           (32,609)            4,753          (267,801)           (9,736)
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                --                --                --                --                --                --
              (411)          (14,180)         (491,420)         (366,228)         (374,778)          (15,616)
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
              (411)          (14,180)         (491,420)         (366,228)         (374,778)          (15,616)
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
             2,320           193,227         6,687,915         5,397,326        10,183,043           552,608
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
             1,909           179,047         6,196,495         5,031,098         9,808,265           536,992
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
           $ 2,002         $ 238,842       $ 6,163,886       $ 5,035,851       $ 9,540,464         $ 527,256
===================== ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           UIF EQUITY AND         UIF U.S.                               VAN KAMPEN LIT
                                                   INCOME    MID CAP VALUE    UIF U.S. REAL ESTATE    GROWTH AND INCOME
                                              SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                           ----------------- ---------------- ----------------------- --------------------
INVESTMENT INCOME:
      Dividends                                 $ 136,764          $ 2,605                $ 68,122            $ 106,210
                                           ----------------- ---------------- ----------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                    61,129            2,529                  26,202               33,492
      Administrative charges                       12,111              571                   5,121                7,262
                                           ----------------- ---------------- ----------------------- --------------------
        Total expenses                             73,240            3,100                  31,323               40,754
                                           ----------------- ---------------- ----------------------- --------------------
           Net investment income (loss)            63,524             (495)                 36,799               65,456
                                           ----------------- ---------------- ----------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                      --               --                      --                   --
      Realized gains (losses) on sale of
        investments                              (233,970)          (1,799)               (237,008)             (57,109)
                                           ----------------- ---------------- ----------------------- --------------------
           Net realized gains (losses)           (233,970)          (1,799)               (237,008)             (57,109)
                                           ----------------- ---------------- ----------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          1,129,791           80,926                 866,318              725,353
                                           ----------------- ---------------- ----------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               895,821           79,127                 629,310              668,244
                                           ----------------- ---------------- ----------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 959,345         $ 78,632               $ 666,109            $ 733,700
                                           ================= ================ ======================= ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

              LMPVET                LMPVET                LMPVET                LMPVET                LMPVET                LMPVET
CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
    SMALL CAP GROWTH             INVESTORS     FUNDAMENTAL VALUE          APPRECIATION     AGGRESSIVE GROWTH      LARGE CAP GROWTH
         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                $ --              $ 16,023              $ 62,455             $ 127,911                  $ --               $ 1,113
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
              16,704                12,721                55,227                66,828               109,633                 5,534
               2,980                 2,176                10,420                12,880                19,623                   957
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
              19,684                14,897                65,647                79,708               129,256                 6,491
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             (19,684)                1,126                (3,192)               48,203              (129,256)               (5,378)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                  --                    --                    --                    --                    --                    --
             (35,082)              (73,358)             (311,051)             (257,016)             (299,448)               (5,445)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             (35,082)              (73,358)             (311,051)             (257,016)             (299,448)               (5,445)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             475,684               275,357             1,364,647             1,256,049             2,721,331               144,032
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             440,602               201,999             1,053,596               999,033             2,421,883               138,587
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
           $ 420,918             $ 203,125           $ 1,050,404           $ 1,047,236           $ 2,292,627             $ 133,209
===================== ===================== ===================== ===================== ===================== =====================


The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                         LMPVET                                  LMPVET
                                           CLEARBRIDGE VARIABLE                LMPVET        INVESTMENT                 LMPVET
                                                         EQUITY  CLEARBRIDGE VARIABLE  COUNSEL VARIABLE   CLEARBRIDGE VARIABLE
                                                 INCOME BUILDER     DIVIDEND STRATEGY  SOCIAL AWARENESS                CAPITAL
                                                    SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------------- --------------------- ------------------ ---------------------
INVESTMENT INCOME:
      Dividends                                       $ 183,902               $ 7,025             $ 131                $ 4,992
                                           --------------------- --------------------- ------------------ ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                          79,676                 5,459               105                 11,584
      Administrative charges                             14,130                   937                18                  1,928
                                           --------------------- --------------------- ------------------ ---------------------
        Total expenses                                   93,806                 6,396               123                 13,512
                                           --------------------- --------------------- ------------------ ---------------------
           Net investment income (loss)                  90,096                   629                 8                 (8,520)
                                           --------------------- --------------------- ------------------ ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                    --                --                     --
      Realized gains (losses) on sale of
        investments                                    (159,447)              (34,293)              (51)               (65,816)
                                           --------------------- --------------------- ------------------ ---------------------
           Net realized gains (losses)                 (159,447)              (34,293)              (51)               (65,816)
                                           --------------------- --------------------- ------------------ ---------------------
     Change in unrealized gains (losses)
        on investments                                1,177,453               102,133             1,702                322,876
                                           --------------------- --------------------- ------------------ ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   1,018,006                67,840             1,651                257,060
                                           --------------------- --------------------- ------------------ ---------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 1,108,102              $ 68,469           $ 1,659              $ 248,540
                                           ===================== ===================== ================== =====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                                      LMPVIT           LMPVIT
                                                                     LMPVET    WESTERN ASSET    WESTERN ASSET
                                                                BATTERMARCH         VARIABLE         VARIABLE
LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE    VARIABLE GLOBAL      GLOBAL HIGH       ADJUSTABLE
  ALLOCATION 50%      ALLOCATION 70%      ALLOCATION 85%             EQUITY       YIELD BOND      RATE INCOME
     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
        $ 44,445             $ 6,350            $ 13,173           $ 31,765        $ 419,864          $ 7,541
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
          11,447               2,798               6,351             14,983           49,561            6,233
           2,139                 503               1,268              2,565            9,214            1,049
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
          13,586               3,301               7,619             17,548           58,775            7,282
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
          30,859               3,049               5,554             14,217          361,089              259
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
              --                  --                  --                 --               --               --
         (26,293)            (48,322)            (18,151)           (85,520)        (223,331)         (18,408)
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
         (26,293)            (48,322)            (18,151)           (85,520)        (223,331)         (18,408)
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
         238,359              92,060             163,510            248,434        1,394,257           79,954
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
         212,066              43,738             145,359            162,914        1,170,926           61,546
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
       $ 242,925            $ 46,787           $ 150,913          $ 177,131      $ 1,532,015         $ 61,805
=================== =================== =================== ================== ================ ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                 LMPVIT
                                                                          WESTERN ASSET       OPPENHEIMER
                                                                               VARIABLE    VA MAIN STREET
                                                                           MONEY MARKET         SMALL CAP
                                                                            SUB-ACCOUNT       SUB-ACCOUNT
                                                                          ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                                                $ 51,299           $ 4,628
                                                                          ---------------- -----------------
EXPENSES:
      Mortality and expense risk charges                                        294,554            10,297
      Administrative charges                                                     56,530             2,421
                                                                          ---------------- -----------------
        Total expenses                                                          351,084            12,718
                                                                          ---------------- -----------------
           Net investment income (loss)                                        (299,785)           (8,090)
                                                                          ---------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                                    --                --
      Realized gains (losses) on sale of investments                                 --            (9,548)
                                                                          ---------------- -----------------
           Net realized gains (losses)                                               --            (9,548)
                                                                          ---------------- -----------------
      Change in unrealized gains (losses) on investments                             --           358,846
                                                                          ---------------- -----------------
      Net realized and change in unrealized gains (losses) on investments            --           349,298
                                                                          ---------------- -----------------
      Net increase (decrease) in net assets resulting from operations        $ (299,785)        $ 341,208
                                                                          ================ =================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                            MIST                            MIST                            MIST
                                   LORD ABBETT GROWTH AND INCOME      LORD ABBETT BOND DEBENTURE       LORD ABBETT MID CAP VALUE
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------- ------------------------------- -------------------------------
                                             2009           2008              2009          2008              2009          2008
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 151,871       $  (62,055)    $   1,243,510     $ 647,528        $   17,840     $ (72,480)
  Net realized gains (losses)          (1,290,466)     2,991,033          (386,360)     (205,696)         (324,010)      572,659
  Change in unrealized gains
     (losses) on investments            6,371,251    (21,418,979)        5,950,194    (5,716,113)        2,290,245    (3,806,393)
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,232,656    (18,490,001)        6,807,344    (5,274,281)        1,984,075    (3,306,214)
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               2,421,957      2,996,877         1,562,178     1,369,809         2,533,192     1,460,418
  Net transfers (including fixed
     account)                             313,792       (655,574)        1,170,813    (1,230,592)          566,307       771,837
  Contract charges                       (191,904)      (194,804)         (128,702)     (114,346)          (39,212)      (27,634)
  Transfers for contract benefits
     and terminations                  (1,434,395)    (2,357,288)       (1,106,924)   (1,776,324)         (248,481)     (300,483)
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       1,109,450       (210,789)        1,497,365    (1,751,453)        2,811,806     1,904,138
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
     Net increase (decrease)
       in net assets                    6,342,106    (18,700,790)        8,304,709    (7,025,734)        4,795,881    (1,402,076)
NET ASSETS:
  Beginning of year                    29,752,070     48,452,860        19,475,363    26,501,097         5,552,501     6,954,577
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
  End of year                      $   36,094,176    $29,752,070     $  27,780,072    $19,475,363     $ 10,348,382    $5,552,501
                                   ================= ============== ================= ============= ================= =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                            MIST                          MIST                       LEGG MASON                            MIST
OPPENHEIMER CAPITAL APPRECIATION    PARTNERS AGGRESSIVE GROWTH        VAN KAMPEN MID CAP GROWTH          MIST PIMCO TOTAL RETURN
                     SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
----------------------------------- ----------------------------- -------------------------------- --------------------------------
      2009                2008           2009           2008           2009              2008             2009            2008
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
  $ (225,821)          $ 367,539     $ (136,597)    $ (174,505)     $ (40,928)         $ (7,569)     $ 3,973,115       $ 921,779
    (950,158)          4,795,089       (410,016)      (213,755)       (73,866)          136,152        3,114,406         997,260
   6,095,182         (15,897,325)     2,851,250     (4,585,129)     1,236,729        (1,443,177)       4,791,737      (2,740,538)
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
   4,919,203         (10,734,697)     2,304,637     (4,973,389)     1,121,935        (1,314,594)      11,879,258        (821,499)
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
     171,467             425,671        533,127      1,144,742        436,466           811,237       23,778,684      14,068,315
    (342,734)           (758,638)      (394,033)      (282,958)        72,499           348,890       23,240,978       4,305,285
     (84,903)            (90,452)       (50,447)       (49,704)       (10,801)           (6,644)        (396,795)       (219,817)
    (520,852)         (1,324,687)      (301,653)      (677,006)      (134,531)         (201,276)      (3,690,006)     (4,126,484)
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
    (777,022)         (1,748,106)      (213,006)       135,074        363,633           952,207       42,932,861      14,027,299
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
   4,142,181         (12,482,803)     2,091,631     (4,838,315)     1,485,568          (362,387)      54,812,119      13,205,800
  12,188,544          24,671,347      7,613,664     12,451,979      1,791,803         2,154,190       57,333,805      44,128,005
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
$ 16,330,725        $ 12,188,544    $ 9,705,295    $ 7,613,664    $ 3,277,371       $ 1,791,803    $ 112,145,924    $ 57,333,805
=============== =================== ============== ============== ============== ================= ================ ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                            MIST                             MIST
                                           MIST RCM TECHNOLOGY     T. ROWE PRICE MID CAP GROWTH       MFS RESEARCH INTERNATIONAL
                                                   SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------ -------------------------------- --------------------------------
                                            2009          2008              2009           2008              2009           2008
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (80,709)    $ 540,781     $    (276,882)    $ (284,144)      $   411,770     $   72,560
  Net realized gains (losses)           (195,207)    1,166,091          (398,414)     1,886,557        (1,548,914)     3,018,884
  Change in unrealized gains
     (losses) on investments           2,482,211    (4,507,400)        6,775,480    (10,194,751)        8,725,408    (20,816,929)
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,206,295    (2,800,528)        6,100,184     (8,592,338)        7,588,264    (17,725,485)
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                756,610       933,892         2,980,376      2,868,430         2,309,922      5,430,511
  Net transfers (including fixed
     account)                            523,896        76,132           196,806        421,360          (639,669)     3,378,989
  Contract charges                       (31,035)      (22,623)         (101,903)       (83,239)         (178,641)      (155,389)
  Transfers for contract benefits
     and terminations                   (135,566)     (225,548)         (521,793)      (815,964)       (1,109,918)    (1,696,371)
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      1,113,905       761,853         2,553,486      2,390,587           381,694      6,957,740
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
     Net increase (decrease)
       in net assets                   3,320,200    (2,038,675)        8,653,670     (6,201,751)        7,969,958    (10,767,745)
NET ASSETS:
  Beginning of year                    3,567,317     5,605,992        13,198,468     19,400,219        25,570,277     36,338,022
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
  End of year                      $ 6,887,517      $3,567,317    $   21,852,138    $13,198,468    $   33,540,235    $25,570,277
                                   ================ ============= ================= ============== ================= ==============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                           MIST                           MIST                            MIST
        MIST LAZARD MID CAP        MET/AIM SMALL CAP GROWTH     HARRIS OAKMARK INTERNATIONAL   THIRD AVENUE SMALL CAP VALUE
                SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
---------------------------- ------------------------------- ------------------------------- ------------------------------
        2009          2008           2009             2008           2009             2008           2009             2008
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
   $ (49,880)    $ (73,486)    $ (193,839)      $ (213,128)   $ 1,844,528         $ (1,914)    $ (113,141)      $ (246,417)
    (414,571)      278,904       (423,147)       1,035,361     (1,922,590)       4,605,446       (429,245)       1,485,355
   3,342,048    (4,739,578)     3,969,194       (7,057,055)    12,938,433      (22,668,499)     5,696,293      (10,177,950)
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
   2,877,597    (4,534,160)     3,352,208       (6,234,822)    12,860,371      (18,064,967)     5,153,907       (8,939,012)
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
   1,176,781     1,677,900      1,680,575        1,384,328      2,822,275        2,904,626      1,908,856        2,867,904
     122,840       551,371        275,958          566,323     (1,397,276)      (1,642,898)       334,789       (2,105,443)
     (55,694)      (41,815)       (67,193)         (60,527)      (193,911)        (175,163)      (139,234)        (133,821)
    (370,325)     (651,915)      (499,105)        (850,100)    (1,053,201)      (1,739,889)      (817,998)      (1,269,669)
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
     873,602     1,535,541      1,390,235        1,040,024        177,887         (653,324)     1,286,413         (641,029)
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
   3,751,199    (2,998,619)     4,742,443       (5,194,798)    13,038,258      (18,718,291)     6,440,320       (9,580,041)
   7,568,836    10,567,455      9,943,798       15,138,596     24,562,840       43,281,131     19,889,952       29,469,993
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
$ 11,320,035   $ 7,568,836   $ 14,686,241      $ 9,943,798   $ 37,601,098     $ 24,562,840   $ 26,330,272     $ 19,889,952
============== ============= ==============     ============ =============     ============= =============     ============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                             MIST
                                   PIMCO INFLATION PROTECTED BOND  MIST CLARION GLOBAL REAL ESTATE   MIST TURNER MID CAP GROWTH
                                                      SUB-ACCOUNT                      SUB-ACCOUNT                  SUB-ACCOUNT
                                   ------------------------------- -------------------------------- ----------------------------
                                             2009            2008            2009             2008           2009          2008
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   800,473     $   581,255     $   170,113     $     (4,534)  $    (90,897)    $(111,894)
  Net realized gains (losses)             (63,319)        (10,812)       (620,215)         791,721       (236,928)      570,608
  Change in unrealized gains
     (losses) on investments            6,158,473      (4,084,978)      4,202,910       (7,245,632)     2,446,221    (4,626,453)
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
     Net increase (decrease)
       in net assets resulting
       from operations                  6,895,627      (3,514,535)      3,752,808       (6,458,445)     2,118,396    (4,167,739)
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              12,762,671      10,473,974         989,160        1,810,321        676,575       530,634
  Net transfers (including fixed
     account)                          12,416,877       1,310,054         294,126          919,252        (43,474)      316,592
  Contract charges                       (255,415)       (149,318)        (69,197)         (58,192)       (35,474)      (35,133)
  Transfers for contract benefits
     and terminations                  (2,301,496)     (2,534,957)       (460,060)        (741,896)      (235,712)     (427,217)
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      22,622,637       9,099,753         754,029        1,929,485        361,915       384,876
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
     Net increase (decrease)
       in net assets                   29,518,264       5,585,218       4,506,837       (4,528,960)     2,480,311    (3,782,863)
NET ASSETS:
  Beginning of year                    34,541,263      28,956,045       9,394,523       13,923,483      4,553,801     8,336,664
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
  End of year                      $ 64,059,527       $34,541,263  $ 13,901,360       $  9,394,523  $ 7,034,112    $  4,553,801
                                   ================= ============= ================= ============== ==============   ===========

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

         MIST GOLDMAN SACHS                           MIST                           MIST
              MID CAP VALUE     METLIFE DEFENSIVE STRATEGY      METLIFE MODERATE STRATEGY  MIST METLIFE BALANCED STRATEGY
                SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------- ------------------------------ ------------------------------- ---------------------------------
        2009          2008           2009            2008           2009             2008           2009             2008
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
   $ (50,828)   $ (150,097)   $ 1,177,552      $ (263,453)   $ 2,235,207         $ 78,869   $ (4,370,559)     $ 8,882,465
    (852,450)      921,154        942,367        (203,794)       180,453        1,689,125     (6,157,627)      14,387,674
   4,127,511    (7,739,089)    17,746,419     (15,883,244)    28,537,552      (42,671,761)    74,988,316     (132,223,804)
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
   3,224,233    (6,968,032)    19,866,338     (16,350,491)    30,953,212      (40,903,767)    64,460,130     (108,953,665)
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
      23,201     1,101,585     13,872,433       9,489,806     30,700,242       25,477,506     44,419,730       39,931,144
    (485,293)   (1,623,005)    24,492,230      28,841,474      3,737,979        2,548,587     11,332,007       (6,563,860)
     (79,011)      (84,062)      (470,204)       (240,914)      (763,966)        (626,449)    (1,618,437)      (1,433,672)
    (505,506)     (967,224)    (3,909,888)     (5,069,835)    (6,264,184)      (6,703,647)   (11,490,958)     (16,036,183)
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
  (1,046,609)   (1,572,706)    33,984,571      33,020,531     27,410,071       20,695,997     42,642,342       15,897,429
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
   2,177,624    (8,540,738)    53,850,909      16,670,040     58,363,283      (20,207,770)   107,102,472      (93,056,236)
  11,451,424    19,992,162     70,218,620      53,548,580    115,658,116      135,865,886    223,880,205      316,936,441
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
$ 13,629,048  $ 11,451,424  $ 124,069,529    $ 70,218,620  $ 174,021,399    $ 115,658,116  $ 330,982,677    $ 223,880,205
============= ============= ============== =============== ================ ============== ================ ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   MIST METLIFE GROWTH STRATEGY  MIST METLIFE AGGRESSIVE STRATEGY          MIST SSGA GROWTH ETF
                                                    SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- --------------------------------- ----------------------------
                                          2009             2008            2009              2008            2009         2008
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $ (4,999,894)     $ 6,627,126      $ (814,152)    $   1,290,439       $ (58,013)    $  1,029
  Net realized gains (losses)       (6,734,456)      20,626,099      (2,739,284)        5,109,769          60,290       43,391
  Change in unrealized gains
     (losses) on investments        91,215,493     (189,095,122)     17,277,304       (38,600,357)      2,338,991     (739,544)
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations              79,481,143     (161,841,897)     13,723,868       (32,200,149)      2,341,268     (695,124)
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           29,801,454       58,295,762       3,241,909         6,149,057       7,498,626      220,587
  Net transfers (including fixed
     account)                         (119,738)     (11,203,389)      1,159,546        (1,048,919)      4,263,668      109,090
  Contract charges                  (2,064,145)      (1,773,343)       (381,257)         (352,044)        (10,341)      (5,111)
  Transfers for contract benefits
     and terminations              (11,974,825)     (13,749,287)     (1,857,440)       (2,844,035)        (34,829)    (133,875)
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   15,642,746       31,569,743       2,162,758         1,904,059      11,717,124      190,691
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
     Net increase (decrease)
       in net assets                95,123,889     (130,272,154)     15,886,626       (30,296,090)     14,058,392     (504,433)
NET ASSETS:
  Beginning of year                262,939,644      393,211,798      44,335,779        74,631,869       1,463,201    1,967,634
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
  End of year                      $358,063,533   $ 262,939,644    $ 60,222,405     $  44,335,779    $ 15,521,593   $1,463,201
                                   ============== ============== ================= =============== ================= ==========


(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                         MIST                                                                                              MIST
   SSGA GROWTH AND INCOME ETF       MIST VAN KAMPEN COMSTOCK    MIST LEGG MASON VALUE EQUITY        MFS EMERGING MARKETS EQUITY
                  SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT                        SUB-ACCOUNT
-------------------------------- ------------------------------ ------------------------------- ----------------------------------
        2009             2008            2009           2008           2009             2008            2009               2008
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
   $ (54,328)         $ 5,110        $ 53,991          $ 629       $ (7,907)      $ (107,467)       $ (2,514)         $ (96,968)
      50,457           30,087        (538,688)       (10,470)      (311,640)        (234,830)       (877,241)           369,218
   2,192,199         (463,619)      3,701,638     (5,243,379)     2,336,483       (4,790,088)      9,337,068        (11,737,314)
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
   2,188,328         (428,422)      3,216,941     (5,253,220)     2,016,936       (5,132,385)      8,457,313        (11,465,064)
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
  12,271,149            5,617       1,484,250      2,203,531      1,125,053        1,505,302       3,528,953          3,044,661
   5,111,539            5,129       2,270,676      1,423,585        170,112          696,623         555,232         11,897,122
     (17,130)          (4,749)        (68,454)       (51,263)       (34,704)         (29,437)       (104,178)           (60,157)
     (64,171)              93        (473,541)      (715,949)      (201,652)        (483,800)       (475,450)          (571,176)
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
  17,301,387            6,090       3,212,931      2,859,904      1,058,809        1,688,688       3,504,557         14,310,450
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
  19,489,715         (422,332)      6,429,872     (2,393,316)     3,075,745       (3,443,697)     11,961,870          2,845,386
   1,215,646        1,637,978       9,693,668     12,086,984      4,720,285        8,163,982      11,946,033          9,100,647
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
$ 20,705,361      $ 1,215,646    $ 16,123,540    $ 9,693,668    $ 7,796,030      $ 4,720,285    $ 23,907,903       $ 11,946,033
=============== ================ =============== ============== ============== ================ =============== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      MIST LOOMIS SAYLES GLOBAL
                                                        MARKETS      MIST BLACKROCK HIGH YIELD               MIST JANUS FORTY
                                                    SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------- ----------------------------- ------------------------------
                                             2009          2008             2009         2008             2009          2008
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 31,543       $ 294,017      $ 106,982       $ 49,515     $ (54,037)       $  54,726
  Net realized gains (losses)            (297,447)      312,558           62,326      (75,635)         (90,917)       (6,665)
  Change in unrealized gains
     (losses) on investments            3,211,313    (5,309,733)       1,525,370     (389,880)       1,206,006    (1,249,873)
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,945,409    (4,703,158)       1,694,678     (416,000)       1,061,052    (1,201,812)
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 934,500     1,943,126        2,689,593      843,816          318,919     1,076,064
  Net transfers (including fixed
     account)                             612,034     1,377,503        2,310,321      326,300          236,640     1,044,507
  Contract charges                        (60,225)      (47,439)         (19,327)      (3,825)         (14,402)       (7,190)
  Transfers for contract benefits
     and terminations                    (275,156)     (268,140)        (183,233)    (210,644)         (41,104)      (72,000)
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       1,211,153     3,005,050        4,797,354      955,647          500,053     2,041,381
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
     Net increase (decrease)
       in net assets                    4,156,562    (1,698,108)       6,492,032      539,647        1,561,105       839,569
NET ASSETS:
  Beginning of year                     7,371,133     9,069,241        1,506,242      966,595        2,309,828     1,470,259
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
  End of year                      $ 11,527,695      $7,371,133    $   7,998,274    $1,506,242    $  3,870,933    $2,309,828
                                   ================= ============= ================ ============ ================ =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

             MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME    MIST DREMAN SMALL CAP VALUE    MIST BLACKROCK LARGE CAP CORE
                   SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
------------------ ----------- -------------------------------- ------------------------------ ---------------- ---------------
       2009            2008            2009             2008           2009            2008         2009                2008
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
   $ (2,280)       $ (4,784)      $ 393,027        $ 417,661      $ (26,915)      $ (35,320)    $ (2,926)           $ (5,635)
    (17,145)        (34,016)        (58,105)         (78,749)       (91,014)        (32,266)      (7,152)             (9,800)
    535,508        (255,363)      2,718,436       (1,514,771)       998,311      (1,023,669)     127,458            (200,759)
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
    516,083        (294,163)      3,053,358       (1,175,859)       880,382      (1,091,255)     117,380            (216,194)
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
    984,224         459,870       3,356,168        3,070,287        284,268         928,338       92,696              98,093
    913,602          25,041         733,949          (77,254)       (53,864)        120,507      130,110             155,260
     (4,706)         (2,225)        (41,467)         (17,853)       (20,125)        (13,703)      (3,849)             (2,550)
    (50,837)        (24,809)       (561,167)        (610,483)       (91,015)       (246,526)     (12,002)             (6,158)
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
  1,842,283         457,877       3,487,483        2,364,697        119,264         788,616      206,955             244,645
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
  2,358,366         163,714       6,540,841        1,188,838        999,646        (302,639)     324,335              28,451
    883,215         719,501       8,801,765        7,612,927      2,969,988       3,272,627      454,220             425,769
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
$ 3,241,581       $ 883,215    $ 15,342,606      $ 8,801,765    $ 3,969,634     $ 2,969,988    $ 778,555           $ 454,220
============== =============== =============== ================ ============== =============== ============ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                             MIST AMERICAN FUNDS
                                   MIST RAINIER LARGE CAP EQUITY             BALANCED ALLOCATION       MIST AMERICAN FUNDS BOND
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------- ------------------------------- ------------------------------
                                            2009            2008              2009       2008 (a)             2009      2008 (a)
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (27,090)       $   (42,524)    $ (888,428)       $ 748,981     $ (123,928)       $121,036
  Net realized gains (losses)           (129,103)        (52,246)          600,615       (41,748)           40,997       (7,997)
  Change in unrealized gains
     (losses) on investments             798,559      (1,193,030)       15,614,928    (4,976,852)          805,332     (233,176)
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   642,366      (1,287,800)       15,327,115    (4,269,619)          722,401     (120,137)
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                484,370         947,124        34,599,054    17,599,569         5,419,890    1,893,898
  Net transfers (including fixed
     account)                             15,121       2,342,312        10,196,097    11,243,422         4,569,866      851,253
  Contract charges                       (18,168)        (12,354)         (223,025)      (10,403)          (27,484)        (461)
  Transfers for contract benefits
     and terminations                    (18,865)        (38,114)       (1,062,479)     (244,667)         (201,440)      (5,332)
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        462,458       3,238,968        43,509,647    28,587,921         9,760,832    2,739,358
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
     Net increase (decrease)
       in net assets                   1,104,824       1,951,168        58,836,762    24,318,302        10,483,233    2,619,221
NET ASSETS:
  Beginning of year                    2,371,997         420,829        24,318,302            --         2,619,221           --
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
  End of year                      $   3,476,821     $ 2,371,997    $   83,155,064    $ 24,318,302    $ 13,102,454    $2,619,221
                                   ================ =============== ================= ============= ================= ============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                 MIST AMERICAN FUNDS GROWTH            MIST AMERICAN FUNDS      MIST AMERICAN FUNDS MODERATE
 MIST AMERICAN FUNDS GROWTH                      ALLOCATION                  INTERNATIONAL                        ALLOCATION
                SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT                       SUB-ACCOUNT
------------------------------ ------------------------------- ------------------------------ ---------------------------------
        2009        2008 (a)           2009         2008 (a)           2009        2008 (a)           2009           2008 (a)
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
  $ (183,960)     $ 169,445      $ (813,860)      $ 934,184      $ (105,979)     $ 191,780      $ (510,180)        $ 383,386
      24,435        (75,208)        472,316        (198,359)         46,635         (5,926)         96,901           (23,651)
   4,043,558     (1,716,779)     16,527,787      (5,773,323)      2,433,344     (1,090,666)      7,159,069        (1,540,752)
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
   3,884,033     (1,622,542)     16,186,243      (5,037,498)      2,374,000       (904,812)      6,745,790        (1,181,017)
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
   6,977,022      3,558,536      23,608,500      21,960,502       4,176,573      2,154,967      21,552,846         8,635,179
   2,336,052      3,038,967       4,931,316       7,572,108         514,980      1,975,862      12,076,817         4,827,279
     (44,043)        (3,361)       (226,430)         (6,546)        (27,875)        (3,358)       (109,695)           (1,858)
    (245,786)       (46,812)     (1,101,241)       (186,787)        (79,317)       (30,389)       (420,306)          (52,635)
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
   9,023,245      6,547,330      27,212,145      29,339,277       4,584,361      4,097,082      33,099,662        13,407,965
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
  12,907,278      4,924,788      43,398,388      24,301,779       6,958,361      3,192,270      39,845,452        12,226,948
   4,924,788             --      24,301,779              --       3,192,270             --      12,226,948                --
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
$ 17,832,066    $ 4,924,788    $ 67,700,167    $ 24,301,779    $ 10,150,631    $ 3,192,270    $ 52,072,400      $ 12,226,948
=============== ============== =============== =============== =============== ============== =============== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                      MIST     MIST MET/FRANKLIN TEMPLETON
                                   MIST MET/TEMPLETON GROWTH    MET/FRANKLIN MUTUAL SHARES               FOUNDING STRATEGY
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ---------------------------- ----------------------------- -------------------------------
                                          2009       2008 (a)            2009      2008 (a)             2009       2008 (a)
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (597)       $      45     $ (43,435)       $ 18,039     $ (269,849)       $ 104,337
  Net realized gains (losses)            2,253            --           18,561       (3,874)          251,834       (29,404)
  Change in unrealized gains
     (losses) on investments            28,968          (749)         910,547     (191,120)        5,200,339    (1,286,332)
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  30,624          (704)         885,673     (176,955)        5,182,324    (1,211,399)
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               79,131         9,153        2,861,097      672,874         9,087,871     7,453,069
  Net transfers (including fixed
     account)                               90         6,991        1,308,583      316,497         3,343,257     1,480,026
  Contract charges                         (80)           --          (10,331)        (537)          (72,765)         (501)
  Transfers for contract benefits
     and terminations                     (313)         (188)         (54,052)     (10,811)         (419,074)      (29,602)
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       78,828        15,956        4,105,297      978,023        11,939,289     8,902,992
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
     Net increase (decrease)
       in net assets                   109,452        15,252        4,990,970      801,068        17,121,613     7,691,593
NET ASSETS:
  Beginning of year                     15,252            --          801,068           --         7,691,593            --
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
  End of year                      $ 124,704       $  15,252    $   5,792,038     $801,068    $   24,813,206    $7,691,593
                                   ============== ============= ================ ============ ================= =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

         MIST
MET/TEMPLETON
INTERNATIONAL
         BOND       RUSSELL MULTI-STYLE EQUITY    RUSSELL AGGRESSIVE EQUITY           RUSSELL NON-U.S.
  SUB-ACCOUNT                      SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
---------------- ----------------------------- ---------------------------- --------------------------
      2009 (b)       2009              2008       2009              2008        2009           2008
---------------- -----------     ------------- ----------     ------------- -----------     ----------
     $ (1,158)      $ (28)            $ 279      $ (40)           $ (149)      $ 317         $ (352)
          602        (156)           12,827        (87)           (2,070)       (219)           221
        9,138      10,708           (55,244)     1,504            (4,794)      4,977        (13,370)
---------------- -----------     ------------- ----------     ------------- -----------     ----------
        8,582      10,524           (42,138)     1,377            (7,013)      5,075        (13,501)
---------------- -----------     ------------- ----------     ------------- -----------     ----------
      178,543          --                --         --                --          --             --
      146,351         724             4,070        187               686        (688)         3,556
          (94)        (27)               (9)        (3)               (1)        (15)            (4)
         (411)         12          (114,353)        (5)          (25,817)         (7)            27
---------------- -----------     ------------- ----------     ------------- -----------     ----------
      324,389         709          (110,292)       179           (25,132)       (710)         3,579
---------------- -----------     ------------- ----------     ------------- -----------     ----------
      332,971      11,233          (152,430)     1,556           (32,145)      4,365         (9,922)
           --      35,016           187,446      4,489            36,634      20,544         30,466
---------------- -----------     ------------- ----------     ------------- -----------     ----------
    $ 332,971    $ 46,249          $ 35,016    $ 6,045           $ 4,489    $ 24,909       $ 20,544
================ ===========     ============= ==========     ============= ===========    ===========

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         RUSSELL CORE BOND    RUSSELL REAL ESTATE SECURITIES       AIM V.I. INTERNATIONAL GROWTH
                                               SUB-ACCOUNT                       SUB-ACCOUNT                         SUB-ACCOUNT
                                   -------------------------- --------------------------------- --------------------------------
                                          2009        2008           2009               2008             2009            2008
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 1,979       $ 5,183        $ 248       $          232        $ 7,169       $    (3,973)
  Net realized gains (losses)              603      (9,352)          (120)             5,011          (17,369)        (20,006)
  Change in unrealized gains
     (losses) on investments             5,280      (6,881)         2,027            (10,523)         489,601        (347,447)
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   7,862     (11,050)         2,155             (5,280)         479,401        (371,426)
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   --          --             --                 --          702,067         863,119
  Net transfers (including fixed
     account)                             (493)     (8,836)           270                524          260,819          48,443
  Contract charges                         (40)        (15)            (5)                (1)          (4,834)         (1,613)
  Transfers for contract benefits
     and terminations                       (8)   (204,193)            (9)           (54,861)         (28,166)        (33,978)
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         (541)   (213,044)           256            (54,338)         929,886         875,971
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
     Net increase (decrease)
       in net assets                     7,321    (224,094)         2,411            (59,618)       1,409,287         504,545
NET ASSETS:
  Beginning of year                     56,669     280,763          7,357             66,975          908,185         403,640
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
  End of year                       $ 63,990       $56,669      $ 9,768       $        7,357    $ 2,317,472       $   908,185
                                   ============== =========== ============== ================== ================ ===============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

AIM V.I. GLOBAL REAL ESTATE    PUTNAM VT GROWTH AND INCOME       PUTNAM VT EQUITY INCOME              PUTNAM VT VISTA
                SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
------------------------------ ------------------------------ -------------------------- ----------------------------
     2009              2008         2009              2008        2009           2008         2009            2008
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
 $ (1,745)          $ 7,928      $ 1,940           $ 1,544        $ 15          $ 724     $ (1,208)       $ (2,003)
   (1,320)           11,962       (2,069)           24,195     (28,222)         3,519         (632)        (11,147)
   51,627           (24,936)      32,842           (92,042)     30,666        (38,735)      35,121         (60,591)
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
   48,562            (5,046)      32,713           (66,303)      2,459        (34,492)      33,281         (73,741)
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
   51,187            86,073        7,664             7,861          --             --       14,514          15,026
   15,014            12,593           10             7,056     (48,198)        36,406        1,011        (117,314)
     (215)               --          (45)              (57)         (3)            (6)          (2)             (2)
   (1,454)             (464)         (27)               47         (17)        (2,690)         (10)             27
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
   64,532            98,202        7,602            14,907     (48,218)        33,710       15,513        (102,263)
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
  113,094            93,156       40,315           (51,396)    (45,759)          (782)      48,794        (176,004)
   93,156                --      103,718           155,114      80,878         81,660       72,736         248,740
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
$ 206,250          $ 93,156    $ 144,033         $ 103,718    $ 35,119       $ 80,878    $ 121,530        $ 72,736
============     ============= ============     ============= ===========     ========== ============     ===========

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                       FTVIPT TEMPLETON FOREIGN      FTVIPT TEMPLETON GROWTH    FTVIPT TEMPLETON GLOBAL BOND
                                                     SECURITIES                   SECURITIES                      SECURITIES
                                                    SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------- ---------------------------- -------------------------------
                                             2009          2008             2009        2008             2009           2008
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 178,658       $  96,121       $ 15,579       $ 2,389      $ 159,865       $    5,360
  Net realized gains (losses)             (82,264)      890,922          (48,091)     18,074            1,846         (3,305)
  Change in unrealized gains
     (losses) on investments            4,115,314    (8,618,906)         326,876    (535,664)          44,111         10,503
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  4,211,708    (7,631,863)         294,364    (515,201)         205,822         12,558
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,356,023     2,668,051          226,762     256,099        1,078,125        542,379
  Net transfers (including fixed
     account)                            (110,802)      933,645           81,258     125,121           86,330         64,590
  Contract charges                        (85,299)      (69,185)          (1,126)       (406)          (3,219)            (8)
  Transfers for contract benefits
     and terminations                    (490,838)     (864,353)         (30,090)    (41,438)         (19,595)        (6,267)
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         669,084     2,668,158          276,804     339,376        1,141,641        600,694
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
     Net increase (decrease)
       in net assets                    4,880,792    (4,963,705)         571,168    (175,825)       1,347,463        613,252
NET ASSETS:
  Beginning of year                    11,284,385    16,248,090          797,528     973,353          613,252             --
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
  End of year                      $ 16,165,177    $ 11,284,385    $ 1,368,696    $  797,528    $ 1,960,715       $  613,252
                                   =============== ============= ================ =========== ================ ==============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                       FTVIPT FRANKLIN INCOME    FTVIPT FRANKLIN SMALL CAP VALUE                FIDELITY VIP
FTVIPT MUTUAL SHARES SECURITIES                   SECURITIES                          SECURITIES    EQUITY-INCOME SECURITIES
                    SUB-ACCOUNT                  SUB-ACCOUNT                         SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------- ------------------------------- -------------------------------- ---------------------------
       2009              2008           2009              2008       2009                  2008      2009              2008
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    $ 9,790          $ 35,142    $ 1,035,294         $ 624,484      $ 813                 $ (62)    $ 457             $ 457
    (62,330)          (60,292)      (553,492)           (4,803)     8,861                 7,079      (494)             (104)
    507,993          (913,459)     4,244,252        (6,661,479)    60,690               (55,532)   10,853           (25,611)
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    455,453          (938,609)     4,726,054        (6,041,798)    70,364               (48,515)   10,816           (25,258)
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    234,598           660,861        932,082         1,918,821    110,046               149,679        --                --
    254,849            65,243        505,636         2,215,044     43,833                31,665    14,229             1,008
     (4,345)             (698)       (87,813)          (66,281)      (541)                   --      (272)             (281)
    (95,251)         (368,301)      (533,219)         (769,796)    (1,545)                  (45)      (13)               30
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    389,851           357,105        816,686         3,297,788    151,793               181,299    13,944               757
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    845,304          (581,504)     5,542,740        (2,744,010)   222,157               132,784    24,760           (24,501)
  1,616,209         2,197,713     14,004,904        16,748,914    132,784                    --    32,800            57,301
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
$ 2,461,513       $ 1,616,209   $ 19,547,644      $ 14,004,904  $ 354,941             $ 132,784  $ 57,560          $ 32,800
============     =============  ===============   ============= ============     =============== ===========     ===========


The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                            FIDELITY VIP MID CAP         FIDELITY VIP CONTRAFUND      MSF METLIFE STOCK INDEX
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------- ------------------------------- ----------------------------
                                            2009         2008              2009          2008              2009          2008
                                   ---------------- ------------ ----------------- ------------- ----------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (20,394)    $(18,754)        $ (34,398)    $(100,691)         $ 81,066     $   6,314
  Net realized gains (losses)            (45,060)     143,361          (708,601)       17,384          (518,026)      469,456
  Change in unrealized gains
     (losses) on investments             824,560     (857,241)        4,192,395    (7,299,121)        5,352,019    (9,844,526)
                                   -------------- ------------   --------------- -------------   -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   759,106     (732,634)        3,449,396    (7,382,428)        4,915,059    (9,368,756)
                                   -------------- ------------   --------------- -------------   -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                975,776      788,685           716,886     2,051,894         2,406,725     1,952,962
  Net transfers (including fixed
     account)                            326,283      275,425           160,741     1,115,855         2,000,920     3,925,513
  Contract charges                        (4,197)        (501)          (76,136)      (67,557)         (112,913)      (97,886)
  Transfers for contract benefits
     and terminations                   (117,776)     (65,696)         (308,267)     (691,993)         (588,899)     (746,416)
                                   -------------- ------------   --------------- -------------   -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      1,180,086      997,913           493,224     2,408,199         3,705,833     5,034,173
                                   -------------- ------------   --------------- -------------   -------------- -------------
     Net increase (decrease)
       in net assets                   1,939,192      265,279         3,942,620    (4,974,229)        8,620,892    (4,334,583)
NET ASSETS:
  Beginning of year                    1,543,057    1,277,778        10,108,558    15,082,787        16,018,073    20,352,656
                                   -------------- ------------   --------------- -------------   -------------- -------------
  End of year                      $ 3,482,249    $ 1,543,057    $ 14,051,178    $ 10,108,558    $ 24,638,965    $ 16,018,073
                                   ============== ============   =============== =============   ============== =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

MSF ARTIO INTERNATIONAL STOCK       MSF BLACKROCK BOND INCOME      MSF BLACKROCK MONEY MARKET         MSF DAVIS VENTURE VALUE
                  SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
-------------------------------- ------------------------------- ------------------------------- -------------------------------
     2009                2008           2009             2008            2009            2008            2009            2008
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
 $ (3,071)            $ 7,246      $ 275,769        $ 149,002      $ (969,985)      $ 303,983      $ (124,999)     $ (260,792)
  (41,064)               (225)       (26,472)         (62,976)             --              --        (901,701)        241,009
   95,916            (290,094)       174,736         (388,226)             --              --      13,721,566     (25,746,746)
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
   51,781            (283,073)       424,033         (302,200)       (969,985)        303,983      12,694,866     (25,766,529)
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
      318               6,923      1,001,108        1,414,797      19,973,046      17,320,582       5,114,086       8,072,164
    6,985              35,186        826,363          (39,379)        780,151      25,835,715          48,957        (231,313)
   (1,006)             (1,743)       (29,137)         (19,099)       (362,907)       (149,571)       (275,336)       (250,236)
  (24,291)            (95,110)      (235,258)        (197,506)     (8,095,167)    (12,250,341)     (1,763,683)     (2,526,471)
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
  (17,994)            (54,744)     1,563,076        1,158,813      12,295,123      30,756,385       3,124,024       5,064,144
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
   33,787            (337,817)     1,987,109          856,613      11,325,138      31,060,368      15,818,890     (20,702,385)
  286,613             624,430      5,077,642        4,221,029      57,731,501      26,671,133      39,410,894      60,113,279
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
$ 320,400           $ 286,613    $ 7,064,751      $ 5,077,642    $ 69,056,639    $ 57,731,501    $ 55,229,784    $ 39,410,894
============ =================== ============== ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   MSF MET/ARTISAN MID CAP VALUE             MSF JENNISON GROWTH           MSF MFS TOTAL RETURN
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------- ----------------------------- ------------------------------
                                             2009           2008              2009          2008             2009          2008
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (89,238)    $ (226,249)    $    (309,333)    $  89,527      $   171,187     $ 142,331
  Net realized gains (losses)          (1,116,900)     1,082,532          (424,384)    1,374,386         (305,797)      300,471
  Change in unrealized gains
     (losses) on investments            4,850,924     (8,900,950)        6,899,325    (9,984,601)       1,306,552    (2,587,591)
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  3,644,786     (8,044,667)        6,165,608    (8,520,688)       1,171,942    (2,144,789)
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 558,548        678,121         2,443,658     2,235,785          719,472       609,776
  Net transfers (including fixed
     account)                            (242,759)       324,643         1,109,752     1,742,543          253,595       267,284
  Contract charges                        (66,946)       (66,393)         (108,821)      (88,702)         (36,069)      (31,135)
  Transfers for contract benefits
     and terminations                    (501,073)      (931,040)         (718,560)     (976,201)        (446,749)     (457,302)
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        (252,230)         5,331         2,726,029     2,913,425          490,249       388,623
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
     Net increase (decrease)
       in net assets                    3,392,556     (8,039,336)        8,891,637    (5,607,263)       1,662,191    (1,756,166)
NET ASSETS:
  Beginning of year                     9,489,131     17,528,467        15,052,257    20,659,520        6,737,770     8,493,936
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
  End of year                      $   12,881,687     $9,489,131    $   23,943,894  $ 15,052,257    $   8,399,961    $6,737,770
                                   ================= ============== =============== ============= ================ =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT    MSF T. ROWE PRICE SMALL CAP    MSF T. ROWE PRICE LARGE CAP
STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT                         GROWTH                         GROWTH
                 SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------ ------------------------------- ----------------------------- ------------------------------
    2009                2008            2009            2008         2009              2008         2009              2008
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
 $ 1,359               $ 839       $ 304,735       $ 138,227     $ (7,972)         $ (3,390)    $ (7,374)        $ (10,296)
     546                (353)        (40,789)        (59,495)       6,864               690      (28,431)           (9,541)
   4,901              (5,500)        109,094        (232,030)     169,627          (139,267)     267,778          (470,020)
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
   6,806              (5,014)        373,040        (153,298)     168,519          (141,967)     231,973          (489,857)
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
      --                  --       4,327,429       6,555,864       88,643           296,863        4,353             8,275
  (1,999)               (438)      2,277,611       1,104,556       14,702           111,785       44,409           (21,360)
    (102)               (124)        (73,620)        (27,258)      (2,808)             (476)      (3,687)           (4,615)
     (24)                 18        (904,753)     (1,205,195)     (17,348)           (2,546)     (39,898)          (34,589)
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
  (2,125)               (544)      5,626,667       6,427,967       83,189           405,626        5,177           (52,289)
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
   4,681              (5,558)      5,999,707       6,274,669      251,708           263,659      237,150          (542,146)
  23,081              28,639      11,685,161       5,410,492      352,406            88,747      573,547         1,115,693
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
$ 27,762            $ 23,081    $ 17,684,868    $ 11,685,161    $ 604,114         $ 352,406    $ 810,697         $ 573,547
===========     =============== =============== =============== ============     ============= ============     =============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         MSF LOOMIS SAYLES
                                          SMALL CAP GROWTH    MSF BLACKROCK STRATEGIC VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------- -------------- ----------------- -------------- -----------------
                                          2009        2008           2009              2008           2009              2008
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (2,909)       $(3,178)      $ (78)       $        (220)     $ 3,168       $         544
  Net realized gains (losses)           (6,242)     17,697           (728)            1,569        (12,643)           10,140
  Change in unrealized gains
     (losses) on investments            77,770    (130,252)         2,351           (10,209)       171,968          (181,735)
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  68,619    (115,733)         1,545            (8,860)       162,493          (171,051)
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               41,073       7,174             --                --         83,005            77,123
  Net transfers (including fixed
     account)                           24,604      15,239          1,905              (310)        61,324            71,921
  Contract charges                      (1,094)     (1,061)           (73)              (89)          (486)             (119)
  Transfers for contract benefits
     and terminations                   (7,725)     (8,576)          (535)             (388)        (9,413)              351
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       56,858      12,776          1,297              (787)       134,430           149,276
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
     Net increase (decrease)
       in net assets                   125,477    (102,957)         2,842            (9,647)       296,923           (21,775)
NET ASSETS:
  Beginning of year                    161,820     264,777         13,394            23,041        313,489           335,264
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
  End of year                      $ 287,297      $161,820     $ 16,236       $      13,394    $ 610,412       $     313,489
                                   ============== =========== ============== ================= ============== =================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                   MSF METLIFE AGGRESSIVE        MSF METLIFE CONSERVATIVE     MSF METLIFE CONSERVATIVE TO
     MSF FI VALUE LEADERS                      ALLOCATION                      ALLOCATION             MODERATE ALLOCATION
              SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
---------------------------- ------------------------------- ------------------------------- -------------------------------
     2009            2008           2009             2008           2009             2008           2009             2008
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
  $ 3,688            $ 37        $ 5,580        $ (17,542)      $ 24,403         $ (7,193)      $ 30,215        $ (11,857)
  (46,798)         15,041        (31,830)          31,506          1,514          (32,090)       (16,753)          (6,980)
  120,289        (155,994)       362,302         (761,870)       255,431         (165,156)       402,074         (396,561)
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
   77,179        (140,916)       336,052         (747,906)       281,348         (204,439)       415,536         (415,398)
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
   32,534         114,191         40,000          327,606             --        1,456,425             --          197,250
    3,550          52,060         54,158          301,433        536,204         (643,174)       132,843        1,020,170
   (1,568)           (931)       (10,225)          (9,354)       (11,906)          (4,252)       (12,458)          (5,199)
  (11,252)         (4,074)       (46,178)          (7,900)       (52,676)           1,027        (68,049)         (68,484)
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
   23,264         161,246         37,755          611,785        471,622          810,026         52,336        1,143,737
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
  100,443          20,330        373,807         (136,121)       752,970          605,587        467,872          728,339
  333,263         312,933      1,139,292        1,275,413      1,259,967          654,380      1,721,627          993,288
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
$ 433,706       $ 333,263    $ 1,513,099      $ 1,139,292    $ 2,012,937      $ 1,259,967    $ 2,189,499      $ 1,721,627
============ =============== ============== ================ ============== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MSF METLIFE MODERATE        MSF METLIFE MODERATE TO
                                                     ALLOCATION          AGGRESSIVE ALLOCATION                 MSF MFS VALUE
                                                    SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------ -----------------------------
                                             2009          2008             2009          2008             2009         2008
                                   ----------------- ------------- ---------------- ------------- -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   132,349     $ (92,594)      $   81,445     $ (72,669)       $ (37,280)    $     733
  Net realized gains (losses)            (105,874)      (17,050)         (76,032)     (107,840)         (41,590)       86,304
  Change in unrealized gains
     (losses) on investments            2,730,286    (3,229,950)       2,347,636    (2,693,306)         559,821      (854,011)
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,756,761    (3,339,594)       2,353,049    (2,873,815)         480,951      (766,974)
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 493,410     2,720,935        2,267,509     3,694,411          515,786       575,189
  Net transfers (including fixed
     account)                           3,343,026     1,659,778       (1,998,113)     (205,077)         570,508       102,276
  Contract charges                        (75,204)      (42,648)         (50,185)      (25,079)         (11,041)       (6,842)
  Transfers for contract benefits
     and terminations                    (466,440)     (960,018)        (188,410)     (108,068)         (78,418)     (111,374)
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       3,294,792     3,378,047           30,801     3,356,187          996,835       559,249
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets                    6,051,553        38,453        2,383,850       482,372        1,477,786      (207,725)
NET ASSETS:
  Beginning of year                     9,268,041     9,229,588        5,615,130     5,132,758        1,701,329     1,909,054
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
  End of year                        $ 15,319,594    $9,268,041    $   7,998,980    $5,615,130    $   3,179,115    $ 1,701,329
                                   ================= ============= ================ ============= ================ ============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

    MSF LOOMIS                                          MSF BARCLAYS     MSF VAN ECK     MSF BLACKROCK  MSF METLIFE             MSF
        SAYLES  MSF MET/DIMENSIONAL INTERNATIONAL  CAPITAL AGGREGATE  GLOBAL NATURAL  LEGACY LARGE CAP      MID CAP  MORGAN STANLEY
SMALL CAP CORE                      SMALL COMPANY         BOND INDEX       RESOURCES            GROWTH  STOCK INDEX      EAFE INDEX
   SUB-ACCOUNT                        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
--------------- ---------------------------------- ------------------ --------------- ----------------- ------------ ---------------
       2009 (c)      2009                 2008 (d)           2009 (b)        2009 (b)          2009 (b)     2009 (b)        2009 (b)
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
        $ (417)  $ (7,958)                  $ (23)         $ (10,304)       $ (5,346)         $ (7,551)    $ (2,998)       $ (2,622)
            38     47,720                       4                427           9,908             4,782        1,053             491
         6,794    161,995                   2,935             14,097          95,347           168,057       69,743          29,306
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
         6,415    201,757                   2,916              4,220          99,909           165,288       67,798          27,175
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
        87,444    514,271                  47,349          1,306,489         917,031            35,145      591,068         564,856
          (612)   220,062                   5,261          1,044,946         195,288           545,014      114,659         110,634
            --     (1,502)                     --               (901)            (71)           (3,039)         (37)           (110)
           (58)    (9,670)                   (159)            (4,347)         (3,148)           (3,946)        (244)           (873)
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
        86,774    723,161                  52,451          2,346,187       1,109,100           573,174      705,446         674,507
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
        93,189    924,918                  55,367          2,350,407       1,209,009           738,462      773,244         701,682
            --     55,367                      --                 --              --                --           --              --
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
      $ 93,189  $ 980,285                $ 55,367        $ 2,350,407     $ 1,209,009         $ 738,462    $ 773,244       $ 701,682
=============== ============ ===================== ================== =============== ================= ============ ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                           MSF NEUBERGER
                                   MSF RUSSELL 2000       BERMAN MID CAP
                                         INDEX                     VALUE       PIMCO VIT HIGH YIELD    PIMCO VIT LOW DURATION
                                   SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                   ----------------  ------------------- -------------------------- -------------------------
                                       2009 (b)               2009 (c)          2009        2008           2009       2008
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (3,033)          $        (29)      $ 14,638    $  7,396       $  3,932     $3,465
  Net realized gains (losses)            2,665                     27         12,598      (1,151)         9,298      2,605
  Change in unrealized gains
     (losses) on investments            64,905                    534         58,346     (36,811)         7,963     (8,205)
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                  64,537                    532         85,582     (30,566)        21,193     (2,135)
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              399,049                  3,582             --          --            500      6,800
  Net transfers (including fixed
     account)                          204,462                     --         (1,543)     (5,609)        25,634     35,361
  Contract charges                        (163)                    --         (1,881)       (500)        (1,142)      (535)
  Transfers for contract benefits
     and terminations                   (4,627)                  (209)       (12,063)     (1,568)           (16)        (9)
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      598,721                  3,373        (15,487)     (7,677)        24,976     41,617
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
     Net increase (decrease)
       in net assets                   663,258                  3,905         70,095     (38,243)        46,169     39,482
NET ASSETS:
  Beginning of year                         --                     --         91,023     129,266        157,346    117,864
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
  End of year                      $   663,258          $       3,905       $161,118    $ 91,023       $203,515    $157,346
                                   ================  =================== ============== =========== ============== ==========

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

               PIONEER VCT                                                        PIONEER VCT                   PIONEER VCT
PIONEER VCT       EMERGING      PIONEER VCT                                   IBBOTSON GROWTH    PIONEER VCT    REAL ESTATE
       BOND        MARKETS    EQUITY INCOME         PIONEER VCT MID CAP VALUE      ALLOCATION     HIGH YIELD         SHARES
SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT                       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------- -------------- ---------------- ------------------------------ ------------------ -------------- --------------
    2009 (c)       2009 (c)         2009 (c)          2009            2008            2009 (c)       2009 (c)       2009 (c)
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
      $ 694         $ (178)           $ 111       $ (1,905)       $ (5,948)              $ 36          $ 239           $ 93
         79            192               65        (58,920)         26,048                  6             12           (411)
      1,903         10,031            1,838        244,897        (385,019)             1,095          2,372          2,320
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
      2,676         10,045            2,014        184,072        (364,919)             1,137          2,623          2,002
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
     48,726         35,033           18,832        105,271         245,715              2,650          6,425          3,775
         --             --               --         48,627          81,794                 --             --             --
         --             --               --         (1,338)           (317)                --             --             --
     (1,553)          (618)            (715)       (57,809)        (45,551)                (6)           (13)            (9)
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
     47,173         34,415           18,117         94,751         281,641              2,644          6,412          3,766
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
     49,849         44,460           20,131        278,823         (83,278)             3,781          9,035          5,768
         --             --               --        775,931         859,209                 --             --             --
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
   $ 49,849       $ 44,460         $ 20,131    $ 1,054,754       $ 775,931            $ 3,781        $ 9,035        $ 5,768
============== ============== ================ ============== =============== ================== ============== ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                          AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH     AMERICAN FUNDS GROWTH-INCOME
                                                  SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------------------- ------------------------------- --------------------------------
                                            2009      2008 (a)             2009          2008              2009           2008
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   59,795     $ 73,321      $ (32,609)       $  62,522         $ 4,753       $   42,499
  Net realized gains (losses)            (14,180)      (5,404)         (491,420)    1,165,967          (366,228)       868,542
  Change in unrealized gains
     (losses) on investments             193,227     (174,330)        6,687,915    (9,948,155)        5,397,326    (10,056,252)
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   238,842     (106,413)        6,163,886    (8,719,666)        5,035,851     (9,145,211)
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,345,095    1,533,466         1,822,119     5,076,634         1,884,135      3,929,433
  Net transfers (including fixed
     account)                            294,453      143,726          (429,793)    2,057,441           994,043      2,438,021
  Contract charges                        (8,621)          (2)          (95,150)      (70,061)         (100,059)       (75,457)
  Transfers for contract benefits
     and terminations                   (140,084)     (13,234)         (596,065)   (1,254,482)         (569,695)      (977,922)
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      1,490,843    1,663,956           701,111     5,809,532         2,208,424      5,314,075
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
     Net increase (decrease)
       in net assets                   1,729,685    1,557,543         6,864,997    (2,910,134)        7,244,275     (3,831,136)
NET ASSETS:
  Beginning of year                    1,557,543           --        14,802,920    17,713,054        15,993,876     19,825,012
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
  End of year                      $ 3,287,228    $ 1,557,543    $ 21,667,917    $ 14,802,920    $ 23,238,151    $  15,993,876
                                   ============== ============ ================= ============= ================= ==============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                AMERICAN FUNDS GLOBAL SMALL
       AMERICAN FUNDS GROWTH        CAPITALIZATION                  UIF EQUITY AND INCOME      UIF U.S. MID CAP VALUE
                 SUB-ACCOUNT           SUB-ACCOUNT                            SUB-ACCOUNT         SUB-ACCOUNT
------------------------------- ------------------------------ ----------------------------- ---------------------------
        2009            2008           2009            2008           2009           2008         2009           2008
--------------- --------------- --------------     ----------- -------------- -------------- ------------     ----------
  $ (267,801)     $ (202,106)      $ (9,736)       $ (3,760)      $ 63,524       $ 42,952       $ (495)        $ (448)
    (374,778)      2,689,800        (15,616)         (3,831)      (233,970)        17,087       (1,799)        31,626
  10,183,043     (18,301,543)       552,608        (256,357)     1,129,791     (1,325,748)      80,926        (91,595)
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
   9,540,464     (15,813,849)       527,256        (263,948)       959,345     (1,265,709)      78,632        (60,417)
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
   4,767,692       8,074,305        502,082         731,973      1,309,187      1,207,275      136,369        153,491
   1,750,156       4,490,142        196,188          91,484         42,606        (17,607)       8,044         27,259
    (140,579)       (100,579)        (3,235)             (2)        (7,861)        (2,058)        (488)            --
  (1,034,771)     (1,580,979)       (29,960)          3,473       (204,174)      (446,957)      (2,671)        (2,538)
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
   5,342,498      10,882,889        665,075         826,928      1,139,758        740,653      141,254        178,212
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
  14,882,962      (4,930,960)     1,192,331         562,980      2,099,103       (525,056)     219,886        117,795
  22,343,828      27,274,788        562,980              --      4,239,538      4,764,594      117,795             --
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
$ 37,226,790    $ 22,343,828    $ 1,755,311       $ 562,980    $ 6,338,641    $ 4,239,538    $ 337,681      $ 117,795
=============== =============== ==============    ============ ============== ============== ============   ============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                   VAN KAMPEN LIT GROWTH AND    LMPVET CLEARBRIDGE VARIABLE
                                          UIF U.S. REAL ESTATE                        INCOME               SMALL CAP GROWTH
                                                   SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ----------------------------- ---------------- -------------
                                            2009          2008             2009         2008             2009          2008
                                   ---------------- ------------- -------------- ------------ ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   36,799     $  43,149       $   65,456    $     83     $    (19,684)    $ (21,932)
  Net realized gains (losses)           (237,008)      671,077          (57,109)     (4,952)         (35,082)       (6,657)
  Change in unrealized gains
     (losses) on investments             866,318    (1,709,821)         725,353    (758,535)         475,684      (582,380)
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   666,109      (995,595)         733,700    (763,404)         420,918      (610,969)
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                312,841       529,267        1,062,440   1,163,518          297,040       437,993
  Net transfers (including fixed
     account)                            378,919       403,756          462,575     397,449            5,542      (183,503)
  Contract charges                        (2,601)       (1,164)          (7,430)       (798)          (6,079)       (5,087)
  Transfers for contract benefits
     and terminations                   (147,160)     (277,042)        (126,146)   (276,678)         (43,638)     (156,419)
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        541,999       654,817        1,391,439   1,283,491          252,865        92,984
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
     Net increase (decrease)
       in net assets                   1,208,108      (340,778)       2,125,139     520,087          673,783      (517,985)
NET ASSETS:
  Beginning of year                    1,744,382     2,085,160        2,079,324   1,559,237          962,401     1,480,386
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
  End of year                        $ 2,952,490    $1,744,382      $ 4,204,463   $ 2,079,324    $ 1,636,184       $ 962,401
                                   ================ ============= ==============  ============ ================ =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
       INVESTORS                         FUNDAMENTAL VALUE                   APPRECIATION              AGGRESSIVE GROWTH
     SUB-ACCOUNT                               SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------ ------------------------------ ------------------------------ ------------------------------
     2009              2008           2009            2008           2009            2008           2009            2008
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
  $ 1,126           $ 4,008       $ (3,192)       $ 10,512       $ 48,203        $ (5,234)    $ (129,256)     $ (154,293)
  (73,358)           20,538       (311,051)       (129,650)      (257,016)         87,403       (299,448)       (221,919)
  275,357          (394,174)     1,364,647      (2,090,604)     1,256,049      (1,814,674)     2,721,331      (4,313,318)
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
  203,125          (369,628)     1,050,404      (2,209,742)     1,047,236      (1,732,505)     2,292,627      (4,689,530)
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
      747           674,617        869,227         896,191      1,677,658       1,201,045        906,448       1,173,341
 (104,056)          195,294        (18,379)        194,728        351,443         346,467         12,612         581,816
     (498)             (856)       (11,625)         (9,992)       (14,754)         (8,878)       (30,882)        (27,242)
   (7,997)           (9,704)      (253,157)       (302,155)      (320,746)       (358,714)      (384,204)       (633,052)
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
 (111,804)          859,351        586,066         778,772      1,693,601       1,179,920        503,974       1,094,863
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
   91,321           489,723      1,636,470      (1,430,970)     2,740,837        (552,585)     2,796,601      (3,594,667)
  847,551           357,828      3,758,198       5,189,168      4,381,445       4,934,030      6,880,616      10,475,283
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
$ 938,872         $ 847,551    $ 5,394,668     $ 3,758,198    $ 7,122,282     $ 4,381,445    $ 9,677,217     $ 6,880,616
============ ================= ============== =============== ============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP GROWTH          EQUITY INCOME BUILDER              DIVIDEND STRATEGY
                                                   SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------- --------------- ------------------------------ ------------------------------
                                          2009            2008             2009          2008           2009            2008
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (5,378)       $    (5,765)      $ 90,096       $ (44,411)       $ 629       $     6,738
  Net realized gains (losses)           (5,445)        (10,073)        (159,447)     (281,955)       (34,293)         (6,900)
  Change in unrealized gains
     (losses) on investments           144,032        (168,406)       1,177,453    (2,414,508)       102,133        (165,891)
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 133,209        (184,244)       1,108,102    (2,740,874)        68,469        (166,053)
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                1,032           7,087          662,254       838,589          1,500          11,316
  Net transfers (including fixed
     account)                           44,947          18,059          309,740       534,834        (35,929)         30,245
  Contract charges                        (692)           (666)         (27,972)      (25,009)        (1,276)         (1,475)
  Transfers for contract benefits
     and terminations                   (8,517)        (35,490)        (140,405)     (597,781)       (38,246)        (16,839)
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       36,770         (11,010)         803,617       750,633        (73,951)         23,247
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
     Net increase (decrease)
       in net assets                   169,979        (195,254)       1,911,719    (1,990,241)        (5,482)       (142,806)
NET ASSETS:
  Beginning of year                    303,205         498,459        4,958,838     6,949,079        396,434         539,240
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
  End of year                      $ 473,184       $   303,205    $ 6,870,557      $4,958,838    $ 390,952       $   396,434
                                   ============== =============== ================ ============= ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

LMPVET INVESTMENT COUNSEL    LMPVET CLEARBRIDGE VARIABLE               LMPVET LIFESTYLE             LMPVET LIFESTYLE
VARIABLE SOCIAL AWARENESS                        CAPITAL                 ALLOCATION 50%               ALLOCATION 70%
              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
---------------------------- ------------------------------ ---------------------------- ---------------------------
        2009            2008       2009              2008         2009            2008         2009            2008
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
       $ 8          $ 104     $ (8,520)        $ (18,727)    $ 30,859        $ 14,789      $ 3,049         $ 3,250
       (51)        30,248      (65,816)          147,432      (26,293)         (8,994)     (48,322)           (869)
     1,702         (3,256)     322,876          (660,004)     238,359        (268,576)      92,060        (116,180)
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
     1,659         27,096      248,540          (531,299)     242,925        (262,781)      46,787        (113,799)
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
        --             --          270             1,220        9,635          10,300          240           1,769
       720            720      (27,390)         (136,687)     178,654         (35,365)     (88,517)         73,782
       (38)           (36)      (5,135)           (5,124)        (329)           (307)         (79)            (85)
      (347)       (30,708)     (32,282)         (151,382)     (37,165)        (26,474)        (129)             43
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
       335        (30,024)     (64,537)         (291,973)     150,795         (51,846)     (88,485)         75,509
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
     1,994         (2,928)     184,003          (823,272)     393,720        (314,627)     (41,698)        (38,290)
     7,645         10,573      685,416         1,508,688      594,061         908,688      243,783         282,073
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
   $ 9,639        $ 7,645    $ 869,419         $ 685,416    $ 987,781       $ 594,061    $ 202,085       $ 243,783
============ =============== ==========     =============   ==========      ============ ============= ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                          LMPVET LIFESTYLE    LMPVET BATTERYMARCH VARIABLE    LMPVIT WESTERN ASSET VARIABLE
                                            ALLOCATION 85%                   GLOBAL EQUITY           GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------- ------------------------------- --------------------------------
                                          2009        2008             2009           2008             2009            2008
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   5,554     $ 2,564       $   14,217     $  (23,860)     $   361,089     $   373,612
  Net realized gains (losses)          (18,151)     (2,369)         (85,520)       167,844         (223,331)       (164,115)
  Change in unrealized gains
     (losses) on investments           163,510    (111,284)         248,434       (903,988)       1,394,257      (1,626,173)
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 150,913    (111,089)         177,131       (760,004)       1,532,015      (1,416,676)
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              222,001     229,289            5,085         50,338          503,226         717,300
  Net transfers (including fixed
     account)                           27,030      30,222          (18,401)       110,692         (103,816)        245,221
  Contract charges                        (532)       (183)          (7,769)        (8,117)         (13,151)        (10,077)
  Transfers for contract benefits
     and terminations                  (19,725)    (26,029)         (20,632)       (55,222)        (209,306)       (271,736)
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      228,774     233,299          (41,717)        97,691          176,953         680,708
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                   379,687     122,210          135,414       (662,313)       1,708,968        (735,968)
NET ASSETS:
  Beginning of year                    277,173     154,963        1,039,940      1,702,253        2,965,293       3,701,261
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
  End of year                      $   656,860    $277,173      $ 1,175,354     $1,039,940      $ 4,674,261     $ 2,965,293
                                   ============== =========== ================ ============== ================ ===============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE     OPPENHEIMER VA MAIN STREET
       ADJUSTABLE RATE INCOME                     MONEY MARKET                      SMALL CAP
                  SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
-------------------------------- -------------------------------- ------------------------------
     2009                2008            2009             2008           2009            2008
------------     --------------- --------------- ---------------- --------------     -----------
    $ 259            $ 16,819      $ (299,785)       $ 123,002       $ (8,090)       $ (3,204)
  (18,408)             (3,919)             --               --         (9,548)          1,311
   79,954            (129,999)             --               --        358,846        (135,212)
------------     --------------- --------------- ---------------- --------------     -----------
   61,805            (117,099)       (299,785)         123,002        341,208        (137,105)
------------     --------------- --------------- ---------------- --------------     -----------
       --                  --      11,060,957       14,121,152        503,600         577,918
  (19,318)             23,074      (8,684,897)       1,444,778        148,420         108,105
     (680)               (759)        (72,047)          (9,050)        (2,962)             --
  (17,038)             (9,286)     (1,241,924)      (2,541,233)       (13,134)        (13,141)
------------     --------------- --------------- ---------------- --------------     -----------
  (37,036)             13,029       1,062,089       13,015,647        635,924         672,882
------------     --------------- --------------- ---------------- --------------     -----------
   24,769            (104,070)        762,304       13,138,649        977,132         535,777
  404,525             508,595      22,329,431        9,190,782        535,777              --
------------     --------------- --------------- ---------------- --------------     -----------
$ 429,294           $ 404,525    $ 23,091,735     $ 22,329,431    $ 1,512,909       $ 535,777
============ =================== =============== ================ ============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

First MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of First MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Insurance Department.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust
("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
Metropolitan Series Fund, Inc. ("MSF")*
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")

American Funds Insurance Series ("American Funds")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Legg Mason Partners Variable Equity Trust
("LMPVET")
Legg Mason Partners Variable Income Trust
("LMPVIT")
Oppenheimer Variable Account Funds
("Oppenheimer VA")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2009:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST Legg Mason Partners Aggressive Growth
Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Lazard Mid Cap Sub-Account*
MIST Met/AIM Small Cap Growth Sub-Account*
MIST Harris Oakmark International Sub-Account

MIST Third Avenue Small Cap Value Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Clarion Global Real Estate Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Janus Forty Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST Met/Templeton International Bond Sub-Account**
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Global Real Estate Sub-Account
Putnam VT Growth and Income Sub-Account
Putnam VT Equity Income Sub-Account
Putnam VT Vista Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Global Bond Securities Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Mid Cap Sub-Account
Fidelity VIP Contrafund Sub-Account
MSF MetLife Stock Index Sub-Account
MSF Artio International Stock Sub-Account
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF Davis Venture Value Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account
MSF Jennison Growth Sub-Account

MSF MFS Total Return Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account
MSF Western Asset Management U.S. Government
Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF FI Value Leaders Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF MFS Value Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account**
MSF Met/Dimensional International Small Company
Sub-Account
MSF Barclays Capital Aggregate Bond Index
Sub-Account**
MSF Van Eck Global Natural Resources Sub-Account**
MSF BlackRock Legacy Large Cap Growth
Sub-Account**
MSF MetLife Mid Cap Stock Index Sub-Account**
MSF Morgan Stanley EAFE Index Sub-Account**
MSF Russell 2000 Index Sub-Account**
MSF Neuberger Berman Mid Cap Value Sub-Account**
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
Pioneer VCT Bond Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Ibbotson Growth Allocation Sub-Account
Pioneer VCT High Yield Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
American Funds Bond Sub-Account
American Funds Global Growth Sub-Account
American Funds Growth-Income Sub-Account
American Funds Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
UIF Equity and Income Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)

UIF U.S. Mid Cap Value Sub-Account*
UIF U.S. Real Estate Sub-Account
Van Kampen LIT Growth and Income Sub-Account
LMPVET ClearBridge Variable Small Cap Growth
Sub-Account
LMPVET ClearBridge Variable Investors Sub-Account
LMPVET ClearBridge Variable Fundamental Value
Sub-Account
LMPVET ClearBridge Variable Appreciation
Sub-Account
LMPVET ClearBridge Variable Aggressive Growth
Sub-Account
LMPVET ClearBridge Variable Large Cap Growth
Sub-Account
LMPVET ClearBridge Variable Equity Income Builder
Sub-Account
LMPVET ClearBridge Variable Dividend Strategy
Sub-Account

LMPVET Investment Counsel Variable Social
Awareness Sub-Account
LMPVET ClearBridge Variable Capital Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVET Batterymarch Variable Global Equity
Sub-Account
LMPVIT Western Asset Variable Global High Yield
Bond Sub-Account
LMPVIT Western Asset Variable Adjustable Rate
Income Sub-Account
LMPVIT Western Asset Variable Money Market
Sub-Account
Oppenheimer VA Main Street Small Cap Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Sub-Account began operations during the year ended December 31, 2009.


B. The following Sub-Accounts had no net assets as of December 31, 2009:

Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Fund Sub-Account
Pioneer VCT Ibbotson Moderate Allocation Sub-Account

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2009:

LMPVET Equity Index Sub-Account
Van Kampen LIT Comstock Sub-Account
Pioneer VCT Strategic Income Sub-Account
MSF FI Large Cap Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
Pioneer VCT Global High Yield Sub-Account
Pioneer VCT Independence Sub-Account

Pioneer VCT Ibbotson Aggressive Allocation
Sub-Account
Pioneer VCT International Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth
Sub-Account
Pioneer VCT Small Cap Value Sub-Account
PIMCO VIT StocksPLUS Growth and Income
Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                                 NEW NAME
(MSF) Harris Oakmark Focused Value Portfolio                (MSF) Met/Artisan Mid Cap Value Portfolio
(MSF) Franklin Templeton Small Cap Growth Portfolio         (MSF) Loomis Sayles Small Cap Growth Portfolio
(MSF) Loomis Sayles Small Cap Portfolio                     (MSF) Loomis Sayles Small Cap Core Portfolio
(MSF) Julius Baer International Stock Portfolio             (MSF) Artio International Stock Portfolio
(FTVIPT)Templeton Global Income Securities Portfolio        (FTVIPT)TempletonGlobal Bond Securities Portfolio
(LMPVET) Small Cap Growth Portfolio                         (LMPVET) ClearBridge Variable Small Cap Growth
                                                            Portfolio
(LMPVET) Investors Portfolio                                (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Fundamental Value Portfolio                        (LMPVET) ClearBridge Variable Fundamental Value
                                                            Portfolio
(LMPVET) Appreciation Portfolio                             (LMPVET) ClearBridge Variable Appreciation Portfolio
(LMPVET Aggressive Growth Portfolio                         (LMPVET) ClearBridge Variable Aggressive Growth
                                                            Portfolio
(LMPVET) Large Cap Growth Portfolio                         (LMPVET) ClearBridge Variable Large Cap Growth
                                                            Portfolio
(LMPVET) Capital and Income Portfolio                       (LMPVET) ClearBridge Variable Equity Income
                                                            Builder Portfolio
(LMPVET) Dividend Strategy Portfolio                        (LMPVET) ClearBridge Variable Dividend Strategy
                                                            Portfolio
(LMPVET Social Awareness Portfolio                          (LMPVET) Investment Counsel Variable Social
                                                            Awareness Portfolio
(LMPVET Capital Portfolio                                   (LMPVET ClearBrdige Capital Portfolio
(LMPVET) Global Equity Portfolio                            (LMPVET) Batterymarch Global Equity Portfolio
(LMPVET) Global High Yield Bond Portfolio                   (LMPVET) Western Asset Variable Global High Yield
                                                            Bond Portfolio
(LMPVET) Adjustable Rate Income Portfolio                   (LMPVET) Western Asset Variable Adjustable Rate
                                                            Income Portfolio
(LMPVIT) Money Market Portfolio                             (LMPVIT) Western Asset Variable Money Market
                                                            Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                            NEW PORTFOLIO
(LMPVET)Legg Mason Partners Variable Equity Index           (MSF) MetLife Stock Index Portfolio
Portfolio
(Van Kampen LIT) Comstock Portfolio                         (MIST) VanKampen Comstock Portfolio
(Pioneer VCT) Strategic Income Portfolio                    (MIST) Pioneer Strategic Income Portfolio

MERGERS:

FORMER PORTFOLIO                                            NEW PORTFOLIO
(MSF) FI Large Cap Portfolio                                (MSF)BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio               (MSF)BlackRock Legacy Large Cap Growth Portfolio
(MSF) Capital Guardian U.S. Equity Portfolio                (MIST) Pioneer Fund Portfolio

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

LIQUIDATIONS:

(Pioneer VCT) Global High Yield Portfolio
(Pioneer VCT) Independence Portfolio
(Pioneer VCT) Ibbotson Aggressive Allocation Portfolio

(Pioneer VCT) International Value Portfolio

(Pioneer VCT) Oak Ridge Large Cap Growth Portfolio
(Pioneer VCT) Small Cap Value Portfolio
(PIMCO VIT) StocksPLUS Growth and Income
Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Sub-Accounts. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets. Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV, based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Sub-Accounts.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk              0.50% - 1.60%
                                        ---------------
Administrative                          0.15% - 0.25%
                                        ---------------
Optional Death Benefit Rider            0.15% - 0.30%
                                        ---------------
Guaranteed Minimum Accumulation Benefit         1.50%
                                        ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 - $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders, these charges range from .25% to 1.50% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account             1,912,719   47,542,816     3,557,187      2,296,323
MIST Lord Abbett Bond Debenture Sub-Account                2,288,278   26,978,481     4,992,163      2,251,684
MIST Lord Abbett Mid Cap Value Sub-Account                   815,331   12,424,877     3,388,178        559,303
MIST Oppenheimer Capital Appreciation Sub-Account          2,921,196   22,815,626       354,505      1,357,908
MIST Legg Mason Partners Aggressive Growth Sub-Account     1,625,282   11,561,603       596,733        946,652
MIST Van Kampen Mid Cap Growth Sub-Account                   373,570    3,346,261       714,036        391,824
MIST PIMCO Total Return Sub-Account                        9,447,826  108,015,324    52,188,100      2,166,396
MIST RCM Technology Sub-Account                            1,851,530    7,476,187     1,433,960        401,005
MIST T. Rowe Price Mid Cap Growth Sub-Account              2,894,345   22,102,890     3,695,524      1,419,110
MIST MFS Research International Sub-Account                3,602,507   42,084,493     3,500,278      2,707,198
MIST Lazard Mid Cap Sub-Account                            1,217,188   13,859,620     1,714,517        891,384
MIST Met/AIM Small Cap Growth Sub-Account                  1,333,467   15,852,985     2,403,318      1,207,484
MIST Harris Oakmark International Sub-Account              3,156,844   44,972,409     5,670,050      3,647,857
MIST Third Avenue Small Cap Value Sub-Account              2,083,105   30,212,904     3,136,188      1,729,197
MIST PIMCO Inflation Protected Bond Sub-Account            5,755,581   60,970,469    25,936,505      2,513,652
MIST Clarion Global Real Estate Sub-Account                1,455,628   18,047,714     2,134,195      1,210,538
MIST Turner Mid Cap Growth Sub-Account                       661,120    7,641,991       872,503        601,655
MIST Goldman Sachs Mid Cap Value Sub-Account               1,310,496   17,170,593       415,020      1,512,703
MIST MetLife Defensive Strategy Sub-Account               12,296,298  119,892,018    46,731,287      9,941,426
MIST MetLife Moderate Strategy Sub-Account                17,885,044  180,165,869    46,680,690     13,611,884
MIST MetLife Balanced Strategy Sub-Account                35,475,107  367,567,078    55,297,168     17,025,690
MIST MetLife Growth Strategy Sub-Account                  38,709,583  426,006,153    27,877,753     17,235,118
MIST MetLife Aggressive Strategy Sub-Account               7,195,042   79,800,831     5,167,532      3,818,947
MIST SSgA Growth ETF Sub-Account                           1,577,415   13,745,089    12,555,606        896,509
MIST SSgA Growth and Income ETF Sub-Account                2,006,347   18,886,029    17,972,723        725,587
MIST Van Kampen Comstock Sub-Account                       1,917,218   18,123,039     4,470,430      1,203,953
MIST Legg Mason Value Equity Sub-Account                   1,259,504   10,481,484     1,577,481        527,231
MIST MFS Emerging Markets Equity Sub-Account               2,532,506   24,923,828     5,038,956      1,537,464
MIST Loomis Sayles Global Markets Sub-Account              1,158,580   12,758,001     2,040,478        798,003
MIST BlackRock High Yield Sub-Account                      1,001,425    6,868,180     5,864,764        960,791
MIST Janus Forty Sub-Account                                  59,775    3,755,412     1,196,556        750,988
MIST Pioneer Fund Sub-Account                                264,399    2,939,013     1,955,150        115,369
MIST Pioneer Strategic Income Sub-Account                  1,465,492   13,869,637     4,722,862        842,511
MIST Dreman Small Cap Value Sub-Account                      317,095    4,056,625       467,305        375,149
MIST BlackRock Large Cap Core Sub-Account                    100,240      851,528       230,350         26,408
MIST Rainier Large Cap Equity Sub-Account                    493,884    3,862,074       930,079        494,912
MIST American Funds Balanced Allocation Sub-Account        9,428,020   72,517,062    49,028,576      6,407,445
MIST American Funds Bond Sub-Account                       1,362,011   12,530,392    10,519,578        882,930
MIST American Funds Growth Sub-Account                     2,300,925   15,505,393    10,475,996      1,636,821
MIST American Funds Growth Allocation Sub-Account          8,226,035   56,945,808    31,903,193      5,505,026
MIST American Funds International Sub-Account              1,247,021    8,808,073     5,464,953        986,705
MIST American Funds Moderate Allocation Sub-Account        5,641,660   46,454,202    35,120,962      2,531,612
MIST Met/Templeton Growth Sub-Account                         14,258       96,536        91,752         13,494
MIST Met/Franklin Mutual Shares Sub-Account                  716,855    5,072,761     4,311,549        250,081
MIST Met/Franklin Templeton Founding Strategy Sub-Account  2,769,348   20,899,356    14,356,157      2,687,006
MIST Met/Templeton International Bond Sub-Account (a)         30,283      323,974       349,356         25,984
Russell Multi-Style Equity Sub-Account                         3,931       45,990         1,328            706
Russell Aggressive Equity Sub-Account                            631        7,410           213            150
Russell Non-U.S. Sub-Account                                   2,694       27,325           704          1,168
Russell Core Bond Sub-Account                                  6,274       63,963         4,647          2,457
Russell Real Estate Securities Sub-Account                       845       10,665           857            386
AIM V.I. International Growth Sub-Account                     90,404    2,129,289     1,021,003         84,182
AIM V.I. Global Real Estate Sub-Account                       17,293      179,613        79,296         16,624
Putnam VT Growth and Income Sub-Account                        9,971      214,848        11,876          2,398
Putnam VT Equity Income Sub-Account                            2,893       40,020           341         48,610
Putnam VT Vista Sub-Account                                   10,301      144,492        15,628          1,349


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                              ----------------------- ----------------------------
                                                                                            COST OF       PROCEEDS
                                                                 SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                              --------- ------------- ------------- --------------
    FTVIPT Templeton Foreign Securities Sub-Account           1,201,755    19,228,372     2,848,641      1,496,428
    FTVIPT Templeton Growth Securities Sub-Account              131,619     1,604,434       369,450         77,294
    Templeton Global Bond Securities Sub-Account                113,147     1,906,219     1,435,973        134,688
    FTVIPT Mutual Shares Securities Sub-Account                 168,837     2,917,392       548,325        148,914
    FTVIPT Franklin Income Securities Sub-Account             1,384,404    22,025,695     3,311,274      1,459,674
    FTVIPT Franklin Small Cap Value Securities Sub-Account       27,802       349,876       176,179         13,425
    Fidelity VIP Equity-Income Sub-Account                        3,476        73,742        15,115            813
    Fidelity VIP Mid Cap Sub-Account                            138,740     3,466,725     1,358,350        183,453
    Fidelity VIP Contrafund Sub-Account                         683,764    19,126,904     1,414,405        952,487
    MSF MetLife Stock Index Sub-Account                         959,024    27,692,781     6,790,185      2,637,657
    MSF Artio International Stock Sub-Account                    34,347       422,343        34,829         56,055
    MSF BlackRock Bond Income Sub-Account                        68,378     7,150,927     2,385,673        547,235
    MSF BlackRock Money Market Sub-Account                      690,569    69,056,827    46,564,568     35,239,460
    MSF Davis Venture Value Sub-Account                       1,969,425    56,346,904     6,663,850      3,665,164
    MSF Met/Artisan Mid Cap Value Sub-Account                    89,111    18,851,212       974,758      1,316,586
    MSF Jennison Growth Sub-Account                           2,210,898    23,707,017     4,033,829      1,617,595
    MSF MFS Total Return Sub-Account                             69,556     9,608,453     1,534,384        873,488
    MSF Western Asset Management Strategic Bond Opportunities
      Sub-Account                                                 2,293        27,949         2,510          2,559
    MSF Western Asset Management U.S. Government
      Sub-Account                                             1,496,738    17,708,265    10,547,191      4,616,238
    MSF T. Rowe Price Small Cap Growth Sub-Account               51,205       551,650       144,438         55,892
    MSF T. Rowe Price Large Cap Growth Sub-Account               63,137       869,455        70,898         73,320
    MSF Loomis Sayles Small Cap Growth Sub-Account               39,861       340,074        66,305         12,338
    MSF BlackRock Strategic Value Sub-Account                     1,742        27,164         1,944            852
    MSF Oppenheimer Global Equity Sub-Account                    45,495       618,145       177,961         40,504
    MSF FI Value Leaders Sub-Account                              3,460       469,010       200,600        173,957
    MSF MetLife Aggressive Allocation Sub-Account               162,355     1,870,435       127,804         82,576
    MSF MetLife Conservative Allocation Sub-Account             186,215     1,889,324     1,011,849        505,512
    MSF MetLife Conservative to Moderate Allocation
      Sub-Account                                               209,121     2,172,081       424,521        327,279
    MSF MetLife Moderate Allocation Sub-Account               1,522,827    15,548,559     5,759,363      2,152,857
    MSF MetLife Moderate to Aggressive Allocation Sub-Account   823,790     8,132,923     3,541,587      3,304,868
    MSF MFS Value Sub-Account                                   284,105     3,457,584     1,153,751        194,529
    MSF Loomis Sayles Small Cap Core Sub-Account                    543        86,423        87,375            990
    MSF Met/Dimensional International Small Company
      Sub-Account                                                67,616       815,497       961,216        245,894
    MSF Barclays Capital Aggregate Bond Index Sub-Account (a)   218,657     2,336,462     2,367,575         31,540
    MSF Van Eck Global Natural Resources Sub-Account (a)         80,451     1,113,835     1,201,315         97,388
    MSF BlackRock Legacy Large Cap Growth Sub-Account (a)        32,179       570,600       649,454         83,636
    MSF MetLife Mid Cap Stock Index Sub-Account (a)              70,499       703,636       712,592         10,009
    MSF Morgan Stanley EAFE Index Sub-Account (a)                63,117       672,552       677,443          5,382
    MSF Russell 2000 Index Sub-Account (a)                       63,727       598,498       636,193         40,360
    MSF Neuberger Berman Mid Cap Value Sub-Account                  247         3,379         3,584            232
    PIMCO VIT High Yield Bond Sub-Account                        22,137       141,491       161,262        162,239
    PIMCO VIT Low Duration Sub-Account                           20,135       202,915        51,505         13,651
    Pioneer VCT Bond Sub-Account                                  4,379        47,977        49,858          1,960
    Pioneer VCT Emerging Markets Sub-Account                      1,652        34,483        35,252            961
    Pioneer VCT Equity Income Sub-Account                         1,198        18,341        19,105            829
    Pioneer VCT Mid Cap Value Sub-Account                        73,205     1,262,053       182,766         90,187
    Pioneer VCT Ibbotson Growth Allocation Sub-Account              399         2,708         2,730             28
    Pioneer VCT High Yield Sub-Account                              955         6,712         6,756             56
    Pioneer VCT Real Estate Shares Sub-Account                      443         3,460         3,920             49
    American Funds Bond Sub-Account                             321,341     3,268,421     1,890,599        340,169
    American Funds Global Growth Sub-Account                  1,111,185    23,948,244     2,036,084      1,368,069
    American Funds Growth-Income Sub-Account                    745,296    27,924,616     3,004,201        791,440

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                              ----------------------- ----------------------------
                                                                                            COST OF       PROCEEDS
                                                                  SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                              ---------- ------------ ------------- --------------
    American Funds Growth Sub-Account                            807,528   44,596,502     5,950,735        876,287
    American Funds Global Small Capitalization Sub-Account        98,898    1,459,196       824,569        169,335
    UIF Equity and Income Sub-Account                            495,216    6,635,948     1,810,050        606,830
    UIF U.S. Mid Cap Value Sub-Account                            32,171      348,463       150,621         10,057
    UIF U.S. Real Estate Sub-Account                             290,897    4,311,929       765,156        186,419
    Van Kampen LIT Growth and Income Sub-Account                 256,532    4,260,439     1,640,980        184,404
    LMPVET ClearBridge Variable Small Cap Growth
      Sub-Account                                                132,499    1,705,488       362,787        130,084
    LMPVET ClearBridge Variable Investors Sub-Account             75,603    1,067,444       103,892        214,783
    LMPVET ClearBridge Variable Fundamental Value
      Sub-Account                                                314,566    6,442,232     1,114,654        532,249
    LMPVET ClearBridge Variable Appreciation Sub-Account         337,237    7,914,803     2,295,827        554,631
    LMPVET ClearBridge Variable Aggressive Growth
      Sub-Account                                                739,868   11,067,138     1,112,446        738,129
    LMPVET ClearBridge Variable Large Cap Growth Sub-Account      32,129      496,409        52,257         21,023
    LMPVET ClearBridge Variabe Equity Income Builder
      Sub-Account                                                739,799    9,120,772     1,166,021        272,684
    LMPVET ClearBridge Variable Dividend Strategy Sub-Account     45,363      450,765        36,633        110,178
    LMPVET Investment Counsel Variable Social Awareness
      Sub-Account                                                    439       11,430           853            586
    LMPVET ClearBridge Variable Capital Sub-Account               85,840    1,288,175        14,961         88,229
    LMPVET Lifestyle Allocation 50% Sub-Account                   94,527    1,052,976       283,599        102,041
    LMPVET Lifestyle Allocation 70% Sub-Account                   21,206      232,393        12,617         98,168
    LMPVET Lifestyle Allocation 85% Sub-Account                   61,798      606,875       327,781         93,583
    LMPVET Batterymarch Global Equity Sub-Account                109,340    1,817,510        51,917         79,643
    LMPVIT Western Asset Variable Global High Yield Bond
      Sub-Account                                                623,262    5,247,294     1,145,826        608,168
    LMPVIT Western Asset Variable Adjustable Rate Income
      Sub-Account                                                 52,879      508,273        39,450         76,372
    LMPVIT Western Asset Variable Money Market Sub-Account    23,091,812   23,091,815    10,777,105     10,015,298
    Oppenheimer Main Street Small Cap Sub-Account                105,957    1,289,429       692,201         64,561

(a) For the period May 4, 2009 to December 31, 2009.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                      MIST LORD ABBETT          MIST LORD ABBETT      MIST LORD ABBETT
                                     GROWTH AND INCOME            BOND DEBENTURE         MID CAP VALUE
                                           SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ------------------------- ---------------------
                                      2009        2008         2009         2008       2009       2008
                                  ----------- ----------- ------------ ------------ ---------- ----------
Units beginning of year            832,331     848,840    1,268,542    1,381,928    342,667    257,255
Units issued and transferred
  from other funding options       144,548     135,713      299,946      228,637    251,370    133,653
Units redeemed and transferred to
  other funding options           (110,427)   (152,222)    (224,774)    (342,023)   (83,315)   (48,241)
                                  ----------- ----------- ------------ ------------ ---------- ----------
Units end of year                  866,452     832,331    1,343,714    1,268,542    510,722    342,667
                                  =========== =========== ============ ============ ========== ==========

                                                                  MIST                     MIST T. ROWE PRICE
                                  MIST PIMCO TOTAL RETURN            RCM TECHNOLOGY            MID CAP GROWTH
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  -------------------------- ------------------------- -------------------------
                                       2009          2008         2009         2008         2009         2008
                                  ------------ ------------- ------------ ------------ ------------ ------------
Units beginning of year           4,431,085     3,364,195    1,035,681      888,157    2,312,092    2,014,479
Units issued and transferred
  from other funding options      3,991,749     2,310,131      421,075      390,192      797,694      654,202
Units redeemed and transferred to
  other funding options            (967,481)   (1,243,241)    (178,313)    (242,668)    (433,204)    (356,589)
                                  ------------ ------------- ------------ ------------ ------------ ------------
Units end of year                 7,455,353     4,431,085    1,278,443    1,035,681    2,676,582    2,312,092
                                  ============ ============= ============ ============ ============ ============

                                    MIST HARRIS OARKMARK         MIST THIRD AVENUE       MIST PIMCO INFLATION
                                           INTERNATIONAL           SMALL CAP VALUE             PROTECTED BOND
                                             SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                  ------------------------- ------------------------- --------------------------
                                       2009         2008         2009         2008         2009          2008
                                  ------------ ------------ ------------ ------------ ------------ -------------
Units beginning of year           2,198,029    2,251,675    1,678,516    1,719,602    3,147,910     2,418,379
Units issued and transferred
  from other funding options        449,809      437,158      359,209      315,396    2,568,736     1,859,586
Units redeemed and transferred to
  other funding options            (439,730)    (490,804)    (250,837)    (356,482)    (686,070)   (1,130,055)
                                  ------------ ------------ ------------ ------------ ------------ -------------
Units end of year                 2,208,108    2,198,029    1,786,888    1,678,516    5,030,576     3,147,910
                                  ============ ============ ============ ============ ============ =============

                                              MIST METLIFE                MIST METLIFE                MIST METLIFE
                                        DEFENSIVE STRATEGY           MODERATE STRATEGY           BALANCED STRATEGY
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2009          2008          2009          2008          2009          2008
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            7,796,898     4,639,907    13,256,018    11,270,605    26,886,863    25,484,457
Units issued and transferred
  from other funding options       5,572,718     5,360,029     5,896,196     4,645,630     8,679,347     6,600,980
Units redeemed and transferred to
  other funding options           (1,993,179)   (2,203,038)   (3,084,544)   (2,660,217)   (4,119,363)   (5,198,574)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 11,376,437     7,796,898    16,067,670    13,256,018    31,446,847    26,886,863
                                  ============= ============= ============= ============= ============= =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

      MIST OPPENHEIMER    MIST LEGG MASON PARTNERS       MIST VAN KAMPEN
  CAPITAL APPRECIATION           AGGRESSIVE GROWTH        MID CAP GROWTH
           SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
------------------------- --------------------------- ---------------------
     2009         2008         2009           2008       2009       2008
------------ ------------ ------------ -------------- ---------- ----------
2,244,732    2,418,972    1,634,211      1,602,616    266,325    167,765
  150,398      265,357      181,806        323,301    103,525    139,324
 (269,370)    (439,597)    (223,658)      (291,706)   (57,034)   (40,764)
------------ ------------ ------------ -------------- ---------- ----------
2,125,760    2,244,732    1,592,359      1,634,211    312,816    266,325
============ ============ ============ ============== ========== ==========

              MIST MFS             MIST LAZARD              MIST MET/AIM
RESEARCH INTERNATIONAL                 MID CAP          SMALL CAP GROWTH
           SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ----------------------- -------------------------
     2009         2008        2009        2008         2009         2008
------------ ------------ ----------- ----------- ------------ ------------
2,552,914    2,054,929     809,619     684,831    1,042,611      956,779
  483,078      929,425     232,659     292,180      326,134      296,901
 (446,099)    (431,440)   (141,570)   (167,392)    (199,248)    (211,069)
------------ ------------ ----------- ----------- ------------ ------------
2,589,893    2,552,914     900,708     809,619    1,169,497    1,042,611
============ ============ =========== =========== ============ ============

   MIST CLARION GLOBAL             MIST TURNER        MIST GOLDMAN SACHS
           REAL ESTATE          MID CAP GROWTH             MID CAP VALUE
           SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ----------------------- -------------------------
     2009         2008        2009        2008         2009         2008
------------ ------------ ----------- ----------- ------------ ------------
1,013,561      861,112     578,624     538,638    1,193,942    1,310,760
  327,570      340,190     146,716     177,667       59,378      168,709
 (209,349)    (187,741)   (108,008)   (137,681)    (160,993)    (285,527)
------------ ------------ ----------- ----------- ------------ ------------
1,131,782    1,013,561     617,332     578,624    1,092,327    1,193,942
============ ============ =========== =========== ============ ============

            MIST METLIFE              MIST METLIFE               MIST SSGA
         GROWTH STRATEGY       AGGRESSIVE STRATEGY              GROWTH ETF
             SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------- ------------------------- -----------------------
      2009          2008         2009         2008         2009       2008
------------- ------------- ------------ ------------ ------------ ----------
32,877,486    30,046,540    5,804,501    5,687,800      186,691    165,782
 6,168,547     7,298,323      812,305    1,072,211    1,506,607     33,424
(4,059,302)   (4,467,377)    (574,082)    (955,510)    (134,481)   (12,515)
------------- ------------- ------------ ------------ ------------ ----------
34,986,731    32,877,486    6,042,724    5,804,501    1,558,817    186,691
============= ============= ============ ============ ============ ==========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                              MIST SSGA           MIST VAN KAMPEN           MIST LEGG MASON
                                  GROWTH AND INCOME ETF                  COMSTOCK              VALUE EQUITY
                                            SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------- -------------------------
                                       2009        2008         2009         2008         2009         2008
                                  ------------ ----------- ------------ ------------ ------------ ------------
Units beginning of year             142,282     141,525    1,345,513    1,056,695    1,025,573      792,641
Units issued and transferred
  from other funding options      1,971,054       1,790      709,044      592,489      399,549      492,272
Units redeemed and transferred to
  other funding options            (138,777)     (1,033)    (260,169)    (303,671)    (178,006)    (259,340)
                                  ------------ ----------- ------------ ------------ ------------ ------------
Units end of year                 1,974,559     142,282    1,794,388    1,345,513    1,247,116    1,025,573
                                  ============ =========== ============ ============ ============ ============

                                                                                    MIST PIONEER
                                  MIST JANUS FORTY     MIST PIONEER FUND        STRATEGIC INCOME
                                       SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------- --------------------- -----------------------
                                    2009      2008       2009       2008        2009        2008
                                  --------- --------- ---------- ---------- ----------- -----------
Units beginning of year           28,273    10,267     66,469     36,823     508,820     390,847
Units issued and transferred
  from other funding options      13,437    24,142    149,199     40,855     275,230     239,744
Units redeemed and transferred to
  other funding options           (7,925)   (6,136)   (18,038)   (11,209)   (109,397)   (121,771)
                                  --------- --------- ---------- ---------- ----------- -----------
Units end of year                 33,785    28,273    197,630     66,469     674,653     508,820
                                  ========= ========= ========== ========== =========== ===========

                                      MIST AMERICAN FUNDS     MIST AMERICAN FUNDS     MIST AMERICAN FUNDS
                                      BALANCED ALLOCATION         BOND                  GROWTH
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                  -------------------------- ----------------------- -----------------------
                                        2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
                                  ------------- ------------ ------------ ---------- ------------ ----------
Units beginning of year            3,473,919           --      293,127         --      856,326         --
Units issued and transferred
  from other funding options       7,509,414    3,682,882    1,211,788    331,839    1,884,222    940,202
Units redeemed and transferred to
  other funding options           (1,649,041)    (208,963)    (174,965)   (38,712)    (471,095)   (83,876)
                                  ------------- ------------ ------------ ---------- ------------ ----------
Units end of year                  9,334,292    3,473,919    1,329,950    293,127    2,269,453    856,326
                                  ============= ============ ============ ========== ============ ==========

                                  MIST MET/TEMPLETON     MIST MET/FRANKLIN              MIST MET/FRANKLIN
                                  GROWTH                     MUTUAL SHARES    TEMPLETON FOUNDING STRATEGY
                                         SUB-ACCOUNT           SUB-ACCOUNT                    SUB-ACCOUNT
                                  --------------------- --------------------- ------------------------------
                                    2009     2008 (a)      2009    2008 (a)        2009           2008 (a)
                                  --------- ----------- ---------- ---------- ------------ -----------------
Units beginning of year            2,313          --    121,515         --    1,095,124                --
Units issued and transferred
  from other funding options      13,721       2,313    657,841    136,138    2,245,637         1,158,661
Units redeemed and transferred to
  other funding options           (1,672)         --    (66,132)   (14,623)    (550,672)          (63,537)
                                  --------- ----------- ---------- ---------- ------------ -----------------
Units end of year                 14,362       2,313    713,224    121,515    2,790,089         1,095,124
                                  ========= =========== ========== ========== ============ =================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

               MIST MFS       MIST LOOMIS SAYLES           MIST BLACKROCK
EMERGING MARKETS EQUITY           GLOBAL MARKETS    HIGH YIELD
            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------- ------------------------ ------------------------
     2009          2008         2009        2008          2009       2008
------------ ------------- ------------ ----------- ------------- ----------
1,936,402       647,619      951,326     699,151       122,673     58,278
  901,989     1,812,489      251,170     476,202       429,086    114,338
 (505,468)     (523,706)    (127,981)   (224,027)      (98,024)   (49,943)
------------ ------------- ------------ ----------- ------------- ----------
2,332,923     1,936,402    1,074,515     951,326       453,735    122,673
============ ============= ============ =========== ============= ==========

       MIST DREMAN       MIST BLACKROCK          MIST RAINIER
   SMALL CAP VALUE       LARGE CAP CORE      LARGE CAP EQUITY
       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------- -------------------- ---------------------
   2009       2008      2009       2008       2009       2008
---------- ---------- --------- ---------- ---------- ----------
303,425    245,528    63,708     36,871    415,413     42,176
 57,116    122,633    33,353     42,380    172,581    434,965
(41,030)   (64,736)   (4,050)   (15,543)   (85,565)   (61,728)
---------- ---------- --------- ---------- ---------- ----------
319,511    303,425    93,011     63,708    502,429    415,413
========== ========== ========= ========== ========== ==========

    MIST AMERICAN FUNDS     MIST AMERICAN FUNDS       MIST AMERICAN FUNDS
      GROWTH ALLOCAITON           INTERNATIONAL       MODERATE ALLOCATION
            SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ----------------------- -------------------------
      2009      2008 (a)        2009    2008 (a)        2009      2008 (a)
------------- ------------ ------------ ---------- ------------ ------------
 3,827,807           --      528,117         --    1,593,813           --
 5,653,746    4,161,393      923,380    549,547    4,618,291    1,707,480
(1,395,380)    (333,586)    (253,986)   (21,430)    (621,011)    (113,667)
------------- ------------ ------------ ---------- ------------ ------------
 8,086,173    3,827,807    1,197,511    528,117    5,591,093    1,593,813
============= ============ ============ ========== ============ ============

         MIST
MET/TEMPLETON
INTERNATIONAL    RUSSELL               RUSSELL
         BOND    MULTI-STYLE EQUITY    AGGRESSIVE EQUITY
  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------- --------------------- --------------------
      2009 (b)      2009       2008       2009      2008
---------------- ---------- ---------- ---------- ---------
           --      5,880     18,447        555     2,547
       33,048        130        576         22        65
       (2,451)       (16)   (13,143)        (1)   (2,057)
---------------- ---------- ---------- ---------- ---------
       30,597      5,994      5,880        576       555
================ ========== ========== ========== =========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  RUSSELL            RUSSELL               RUSSELL
                                  NON-U.S          CORE BOND               REAL ESTATE SECURITIES
                                       SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------- ----------------------- -------------------------
                                     2009     2008      2009       2008       2009           2008
                                  ---------- ----- ------------ ---------- ---------- --------------
Units beginning of year             2,639    2,222     4,134     19,474        416          2,367
Units issued and transferred
  from other funding options           11      417        68         --         30             38
Units redeemed and transferred to
  other funding options               (85)      --      (115)   (15,340)       (11)        (1,989)
                                  ---------- ----- ------------ ---------- ---------- --------------
Units end of year                   2,565    2,639     4,087      4,134        435            416
                                  ========== ===== ============ ========== ========== ==============

                                        PUTNAM VT                             FTVIPT TEMPLETON
                                    EQUITY INCOME      PUTNAM VT VISTA      FOREIGN SECURITIES
                                      SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------ -------------------- -----------------------
                                    2009     2008      2009       2008        2009        2008
                                  --------- -------- --------- ---------- ----------- -----------
Units beginning of year            7,046    4,854    19,610     36,098     795,639     711,214
Units issued and transferred
  from other funding options           1    2,367     4,279      2,762     134,664     229,349
Units redeemed and transferred to
  other funding options           (4,633)    (175)       (2)   (19,250)   (108,254)   (144,924)
                                  --------- -------- --------- ---------- ----------- -----------
Units end of year                  2,414    7,046    23,887     19,610     822,049     795,639
                                  ========= ======== ========= ========== =========== ===========

                                     FTVIPT FRANKLIN               FTVIPT FRANKLIN      FIDELITY VIP
                                   INCOME SECURITIES    SMALL CAP VALUE SECURITIES     EQUITY-INCOME
                                         SUB-ACCOUNT                   SUB-ACCOUNT       SUB-ACCOUNT
                                  --------------------- ----------------------------- -----------------
                                     2009       2008      2009                2008     2009     2008
                                  ---------- ---------- --------- ------------------- -------- --------
Units beginning of year           459,807    380,964    22,866                  --    3,252    3,241
Units issued and transferred
  from other funding options       77,843    135,592    28,467              25,902    1,409       27
Units redeemed and transferred to
  other funding options           (58,157)   (56,749)   (3,334)             (3,036)     (32)     (16)
                                  ---------- ---------- --------- ------------------- -------- --------
Units end of year                 479,493    459,807    47,999              22,866    4,629    3,252
                                  ========== ========== ========= =================== ======== ========

                                  MSF ARTIO                    MSF BLACKROCK               MSF BLACKROCK
                                   INTERNATIONAL STOCK           BOND INCOME                MONEY MARKET
                                           SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
                                  ----------------------- --------------------- ---------------------------
                                       2009       2008       2009       2008          2009          2008
                                  ------------ ---------- ---------- ---------- ------------- -------------
Units beginning of year              25,650     30,502    117,368     93,145     5,413,169     2,524,096
Units issued and transferred
  from other funding options          3,741      5,878     50,834     57,642     6,733,508     6,640,356
Units redeemed and transferred to
  other funding options              (5,443)   (10,730)   (18,215)   (33,419)   (5,588,864)   (3,751,283)
                                  ------------ ---------- ---------- ---------- ------------- -------------
Units end of year                    23,948     25,650    149,987    117,368     6,557,813     5,413,169
                                  ============ ========== ========== ========== ============= =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

AIM V.I                 AIM V.I                       PUTNAM VT
INTERNATIONAL GROWTH    GLOBAL REAL ESTATE    GROWTH AND INCOME
         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------- --------------------- --------------------
   2009         2008       2009       2008      2009       2008
---------- ------------ ---------- ---------- --------- ----------
 54,308       19,177     17,685         --    12,806     11,559
 59,245       48,201     15,399     18,220     1,189      1,282
(12,246)     (13,070)    (2,776)      (535)     (107)       (35)
---------- ------------ ---------- ---------- --------- ----------
101,307       54,308     30,308     17,685    13,888     12,806
========== ============ ========== ========== ========= ==========

 FTVIPT TEMPLETON          FTVIPT TEMPLETON     FTVIPT
GROWTH SECURITIES    GLOBAL BOND SECURITIES    MUTUAL SHARES SECURITIES
      SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
-------------------- ------------------------- ---------------------------
  2009       2008       2009           2008       2009             2008
--------- ---------- ---------- -------------- ---------- ----------------
72,221     49,595     46,079             --    109,075           92,870
32,169     30,731     92,855         56,085     39,116           57,382
(8,140)    (8,105)   (13,669)       (10,006)   (14,724)         (41,177)
--------- ---------- ---------- -------------- ---------- ----------------
96,250     72,221    125,265         46,079    133,467          109,075
========= ========== ========== ============== ========== ================

     FIDELITY VIP          FIDELITY VIP               MSF METLIFE
MID CAP                      CONTRAFUND               STOCK INDEX
      SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-------------------- --------------------- -------------------------
   2009      2008       2009       2008         2009         2008
---------- --------- ---------- ---------- ------------ ------------
 63,464    31,629    391,868    330,921    1,910,760    1,498,764
 53,212    40,650     65,241    101,633      655,337      694,164
(13,345)   (8,815)   (49,825)   (40,686)    (357,075)    (282,168)
---------- --------- ---------- ---------- ------------ ------------
103,331    63,464    407,284    391,868    2,209,022    1,910,760
========== ========= ========== ========== ============ ============

             MSF DAVIS           MSF MET/ARTISAN              MSF JENNISON
         VENTURE VALUE             MID CAP VALUE       GROWTH
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2009         2008         2009         2008         2009         2008
------------ ------------ ------------ ------------ ------------ ------------
4,388,150    4,056,492    1,096,469    1,073,234    1,875,682    1,605,864
  973,558    1,004,423      154,522      199,925      616,909      620,537
 (630,405)    (672,765)    (179,056)    (176,690)    (319,229)    (350,719)
------------ ------------ ------------ ------------ ------------ ------------
4,731,303    4,388,150    1,071,935    1,096,469    2,173,362    1,875,682
============ ============ ============ ============ ============ ============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                           MSF WESTERN ASSET         MSF WESTERN ASSET
                                  MSF MFS               MANAGEMENT STRATEGIC                MANAGEMENT
                                        TOTAL RETURN      BOND OPPORTUNITIES           U.S. GOVERNMENT
                                         SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------- ----------------------- -------------------------
                                     2009       2008     2009           2008         2009         2008
                                  ---------- ---------- -------- -------------- ------------ ------------
Units beginning of year           201,206    193,867    1,313          1,361      742,282      335,818
Units issued and transferred
  from other funding options       46,332     51,104       --            307      760,797    1,048,365
Units redeemed and transferred to
  other funding options           (34,798)   (43,765)    (100)          (355)    (411,014)    (641,901)
                                  ---------- ---------- -------- -------------- ------------ ------------
Units end of year                 212,740    201,206    1,213          1,313    1,092,065      742,282
                                  ========== ========== ======== ============== ============ ============

                                    MSF BLACKROCK     MSF OPPENHIEMER     MSF FI
                                  STRATEGIC VALUE       GLOBAL EQUITY        VALUE LEADERS
                                      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                  ------------------ ------------------- --------------------
                                   2009      2008      2009      2008       2009      2008
                                  -------- --------- --------- --------- ---------- ---------
Units beginning of year           1,092     1,138    26,913    16,966     25,904    14,443
Units issued and transferred
  from other funding options        144        --    15,022    10,450     15,166    13,571
Units redeemed and transferred to
  other funding options             (46)      (46)   (4,701)     (503)   (12,928)   (2,110)
                                  -------- --------- --------- --------- ---------- ---------
Units end of year                 1,190     1,092    37,234    26,913     28,142    25,904
                                  ======== ========= ========= ========= ========== =========

                                                                      MSF METLIFE
                                             MSF METLIFE              MODERATE TO                     MSF
                                     MODERATE ALLOCATION    AGGRESSIVE ALLOCATION               MFS VALUE
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------------- ------------------------ -----------------------
                                       2009         2008        2009         2008         2009       2008
                                  ------------ ------------ ----------- ------------ ------------ ----------
Units beginning of year           1,102,766      769,596     722,722      421,099      153,826    114,399
Units issued and transferred
  from other funding options        608,238      586,559     431,393      430,184      104,250     57,907
Units redeemed and transferred to
  other funding options            (242,905)    (253,389)   (342,975)    (128,561)     (17,613)   (18,480)
                                  ------------ ------------ ----------- ------------ ------------ ----------
Units end of year                 1,468,099    1,102,766     811,140      722,722      240,463    153,826
                                  ============ ============ =========== ============ ============ ==========

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF LOOMIS SAYLES
 SMALL CAP GROWTH     LARGE CAP GROWTH     SMALL CAP GROWTH
      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------- -------------------- --------------------
  2009       2008      2009       2008      2009       2008
--------- ---------- --------- ---------- --------- ----------
36,708      5,583    66,188     73,525    25,103     23,791
14,347     34,949     7,580      7,576    11,081      2,921
(4,861)    (3,824)   (7,384)   (14,913)   (1,780)    (1,609)
--------- ---------- --------- ---------- --------- ----------
46,194     36,708    66,384     66,188    34,404     25,103
========= ========== ========= ========== ========= ==========

                                                            MSF METLIFE
          MSF METLIFE                MSF METLIFE        CONSERVATIVE TO
AGGRESSIVE ALLOCATION    CONSERVATIVE ALLOCATION    MODERATE ALLOCATION
          SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
------------------------ -------------------------- ----------------------
   2009          2008       2009            2008       2009        2008
---------- ------------- ---------- --------------- ---------- -----------
153,264       100,537    133,983          58,563    193,745      86,095
 11,348        61,457     94,346         181,223     42,951     125,168
 (7,206)       (8,730)   (47,782)       (105,803)   (33,853)    (17,518)
---------- ------------- ---------- --------------- ---------- -----------
157,406       153,264    180,547         133,983    202,843     193,745
========== ============= ========== =============== ========== ===========

                                               MSF BARCLAYS                               MSF
  MSF LOOMIS                                        CAPITAL       MSF VAN ECK       BLACKROCK
SAYLES SMALL            MSF MET/DIMENSIONAL       AGGREGATE    GLOBAL NATURAL    LEGACY LARGE
    CAP CORE    INTERNATIONAL SMALL COMPANY      BOND INDEX         RESOURCES      CAP GROWTH
 SUB-ACCOUNT                    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
--------------- ------------------------------ --------------- ----------------- ---------------
     2009 (c)      2009             2008 (d)        2009 (b)          2009 (b)        2009 (b)
--------------- ---------- ------------------- --------------- ----------------- ---------------
          --      5,465                  --              --                --              --
       3,496     90,620               5,487         166,152            93,898          86,610
         (24)   (27,247)                (22)         (3,108)          (11,857)         (2,719)
--------------- ---------- ------------------- --------------- ----------------- ---------------
       3,472     68,838               5,465         163,044            82,041          83,891
=============== ========== =================== =============== ================= ===============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                            MSF
                                  MSF METLIFE               MSF             MSF        NEUBERGER
                                  MID CAP STOCK  MORGAN STANLEY    RUSSELL 2000           BERMAN              PIMCO VIT
                                        INDEX        EAFE INDEX           INDEX    MID CAP VALUE             HIGH YIELD
                                  SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT
                                  -------------- ---------------- --------------- ---------------- ----------------------
                                      2009 (b)         2009 (b)        2009 (b)         2009 (c)         2009     2008
                                  -------------- ---------------- --------------- ---------------- ------------- --------
Units beginning of year                    --               --              --               --         8,385    8,976
Units issued and transferred
  from other funding options           57,923           61,302          51,401              413        13,807        1
Units redeemed and transferred to
  other funding options                  (884)            (784)         (3,369)            (207)      (11,435)    (592)
                                  -------------- ---------------- --------------- ---------------- ------------- --------
Units end of year                      57,039           60,518          48,032              206        10,757    8,385
                                  ============== ================ =============== ================ ============= ========

                                                            PIONEER                   PIONEER VCT
                                            PIONEER    VCT IBBOTSON    PIONEER VCT    REAL ESTATE
                                  VCT MID CAP VALUE          GROWTH     HIGH YIELD         SHARES
                                        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------------- --------------- -------------- --------------
                                     2009      2008         2009 (c)       2009 (c)       2009 (c)
                                  ---------- --------- --------------- -------------- --------------
Units beginning of year            36,146    26,303              --             --             --
Units issued and transferred
  from other funding options        8,484    16,888             283            867            407
Units redeemed and transferred to
  other funding options            (4,935)   (7,045)             --             --             --
                                  ---------- --------- --------------- -------------- --------------
Units end of year                  39,695    36,146             283            867            407
                                  ========== ========= =============== ============== ==============

                                      AMERICAN FUNDS                 AMERICAN FUNDS                   UIF
                                              GROWTH    GLOBAL SMALL CAPITALIZATION     EQUITY AND INCOME
                                         SUB-ACCOUNT                    SUB-ACCOUNT           SUB-ACCOUNT
                                  --------------------- ------------------------------ ---------------------
                                     2009       2008       2009                2008       2009       2008
                                  ---------- ---------- ---------- ------------------- ---------- ----------
Units beginning of year           245,411    166,443     34,506                  --    366,355    314,456
Units issued and transferred
  from other funding options       76,891    109,945     46,416              41,753    160,440    142,419
Units redeemed and transferred to
  other funding options           (29,030)   (30,977)   (14,168)             (7,247)   (74,129)   (90,520)
                                  ---------- ---------- ---------- ------------------- ---------- ----------
Units end of year                 293,272    245,411     66,754              34,506    452,666    366,355
                                  ========== ========== ========== =================== ========== ==========

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

                                   PIONEER VCT
       PIMCO VIT    PIONEER VCT       EMERGING      PIONEER VCT
    LOW DURATION           BOND        MARKETS    EQUITY INCOME
     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
------------------- -------------- -------------- ----------------
  2009      2008        2009 (c)       2009 (c)         2009 (c)
--------- --------- -------------- -------------- ----------------
12,236     9,002             --             --               --
 2,717     3,424          7,017          3,314            2,241
  (791)     (190)        (2,618)          (657)          (1,018)
--------- --------- -------------- -------------- ----------------
14,162    12,236          4,399          2,657            1,223
========= ========= ============== ============== ================

    AMERICAN FUNDS          AMERICAN FUNDS        AMERICAN FUNDS
              BOND           GLOBAL GROWTH         GROWTH-INCOME
       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------- ----------------------- ---------------------
   2009    2008 (a)       2009        2008       2009       2008
---------- ---------- ----------- ----------- ---------- ----------
109,249         --     859,773     623,978    233,938    177,704
133,027    123,202     159,608     379,521     49,578     88,022
(34,043)   (13,953)   (126,023)   (143,726)   (21,078)   (31,788)
---------- ---------- ----------- ----------- ---------- ----------
208,233    109,249     893,358     859,773    262,438    233,938
========== ========== =========== =========== ========== ==========

         UIF U.S.                   UIF               VAN KAMPEN
    MID CAP VALUE      U.S. REAL ESTATE    LIT GROWTH AND INCOME
      SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-------------------- --------------------- ------------------------
   2009      2008       2009       2008       2009          2008
---------- --------- ---------- ---------- ---------- -------------
 18,522        --    107,050     85,204    178,352       109,554
 23,222    19,384     48,579     43,260    127,646       113,250
 (3,066)     (862)   (18,205)   (21,414)   (34,049)      (44,452)
---------- --------- ---------- ---------- ---------- -------------
 38,678    18,522    137,424    107,050    271,949       178,352
========== ========= ========== ========== ========== =============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                         LMPVET CLEARBRIDGE    LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                  VARIABLE SMALL CAP GROWTH    VARIABLE INVESTORS    VARIABLE FUNDAMENTAL VALUE
                                                SUB-ACCOUNT           SUB-ACCOUNT                   SUB-ACCOUNT
                                  ---------------------------- --------------------- -----------------------------
                                     2009              2008       2009       2008       2009               2008
                                  ---------- ----------------- ---------- ---------- ---------- ------------------
Units beginning of year           113,589           104,212     79,048     21,114    174,312            151,388
Units issued and transferred
  from other funding options       38,617            60,207     10,604     58,939     51,925             46,409
Units redeemed and transferred to
  other funding options           (18,373)          (50,830)   (18,172)    (1,005)   (31,434)           (23,485)
                                  ---------- ----------------- ---------- ---------- ---------- ------------------
Units end of year                 133,833           113,589     71,480     79,048    194,803            174,312
                                  ========== ================= ========== ========== ========== ==================

                                   LMPVET CLEARBRIDGE
                                      VARIABLE EQUITY            LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL
                                       INCOME BUILDER    VARIABLE DIVIDEND STRATEGY    VARIABLE SOCIAL AWARENESS
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                  ---------------------- ----------------------------- ----------------------------
                                     2009        2008       2009               2008    2009                 2008
                                  ---------- ----------- ---------- ------------------ ------- --------------------
Units beginning of year           540,604     491,630     57,114             54,511     344                  351
Units issued and transferred
  from other funding options      112,661     175,369      5,023              8,163      31               24,478
Units redeemed and transferred to
  other funding options           (37,185)   (126,395)   (15,280)            (5,560)    (16)             (24,485)
                                  ---------- ----------- ---------- ------------------ ------- --------------------
Units end of year                 616,080     540,604     46,857             57,114     359                  344
                                  ========== =========== ========== ================== ======= ====================

                                                                                        LMPVIT WESTERN ASSET
                                                    LMPVET       LMPVET BATTERYMARCH         VARIABLE GLOBAL
                                  LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL EQUITY         HIGH YIELD BOND
                                               SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  --------------------------- ------------------------- -----------------------
                                     2009             2008      2009            2008       2009         2008
                                  ---------- ---------------- --------- --------------- ---------- ------------
Units beginning of year            29,209           10,133    97,929          92,419    269,405      230,195
Units issued and transferred
  from other funding options       36,139           22,351     2,753          11,761     63,441       95,917
Units redeemed and transferred to
  other funding options           (12,508)          (3,275)   (7,503)         (6,251)   (55,872)     (56,707)
                                  ---------- ---------------- --------- --------------- ---------- ------------
Units end of year                  52,840           29,209    93,179          97,929    276,974      269,405
                                  ========== ================ ========= =============== ========== ============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

   LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE
VARIABLE APPRECIATION    VARIABLE AGGRESSIVE GROWTH    VARIABLE LARGE CAP GROWTH
          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
------------------------ ----------------------------- ----------------------------
   2009          2008        2009              2008      2009               2008
---------- ------------- ----------- ----------------- --------- ------------------
193,892       154,202     866,787           777,004    34,369             34,871
101,238        73,330     170,911           220,673     5,542              4,064
(41,685)      (33,640)   (121,964)         (130,890)   (1,618)            (4,566)
---------- ------------- ----------- ----------------- --------- ------------------
253,445       193,892     915,734           866,787    38,293             34,369
========== ============= =========== ================= ========= ==================

LMPVET CLEARBRIDGE                      LMPVET                      LMPVET
  VARIABLE CAPITAL    LIFESTYLE ALLOCATION 50%    LIFESTYLE ALLOCATION 70%
       SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------- --------------------------- ---------------------------
  2009        2008      2009              2008      2009              2008
--------- ----------- --------- ----------------- --------- -----------------
72,670      90,858    51,774            56,674    25,139            19,241
 1,563       9,920    22,922             3,251       664             6,095
(7,359)    (28,108)   (8,373)           (8,151)   (9,847)             (197)
--------- ----------- --------- ----------------- --------- -----------------
66,874      72,670    66,323            51,774    15,956            25,139
========= =========== ========= ================= ========= =================

LMPVIT WESTERN ASSET
 VARIABLE ADJUSTABLE        LMPVIT WESTERN ASSET           OPPENHEIMER VA
         RATE INCOME       VARIABLE MONEY MARKET    MAIN STREET SMALL CAP
         SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------- --------------------------- ------------------------
  2009          2008          2009          2008       2009          2008
--------- ------------- ------------- ------------- ---------- -------------
51,320        49,988     1,644,399       686,199     51,363            --
 4,274         3,958     1,405,357     2,527,363     69,910        57,843
(8,421)       (2,626)   (1,338,353)   (1,569,163)   (13,906)       (6,480)
--------- ------------- ------------- ------------- ---------- -------------
47,173        51,320     1,711,403     1,644,399    107,367        51,363
========= ============= ============= ============= ========== =============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------- --------------------------------------------------
                                               UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------- ------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and     2009   866,452 40.50 - 46.96  36,094,176          2.16      0.75 - 1.95    16.11 - 17.51
  Income Sub-Account            2008   832,331 34.88 - 39.97  29,752,070          1.51      0.75 - 1.95 (37.57) - (36.81)
                                2007   848,840 55.87 - 63.24  48,452,860          0.85      0.75 - 1.95      1.71 - 2.94
                                2006   738,630 47.17 - 61.44  41,381,558          1.44      0.75 - 2.30    15.11 - 16.91
                                2005   613,017 40.97 - 52.55  29,674,712          0.83      0.75 - 2.30      1.05 - 2.62
MIST Lord Abbett Bond Debenture 2009 1,343,714 20.06 - 22.76  27,780,072          7.02      0.75 - 1.95    34.13 - 35.75
  Sub-Account                   2008 1,268,542 14.96 - 16.77  19,475,363          4.29      0.75 - 1.95 (20.18) - (19.21)
                                2007 1,381,928 18.74 - 20.75  26,501,097          5.06      0.75 - 1.95      4.48 - 5.75
                                2006 1,228,977 17.79 - 19.63  22,493,452          6.46      0.75 - 1.95      7.05 - 8.33
                                2005 1,161,736 16.75 - 18.12  19,808,005          4.08      0.75 - 1.95    (0.46) - 0.74
MIST Lord Abbett Mid Cap Value  2009   510,722 19.34 - 22.44  10,348,382          1.87      0.75 - 1.95    24.09 - 25.59
  Sub-Account                   2008   342,667 15.59 - 17.87   5,552,501          0.53      0.75 - 1.95 (39.96) - (39.23)
                                2007   257,255 26.10 - 29.40   6,954,577          0.64      0.75 - 1.90   (1.30) - (0.16)
                                2006   172,728 25.47 - 29.45   4,731,948          0.38      0.75 - 2.30     9.63 - 11.34
                                2005    61,418 23.23 - 26.45   1,551,929          0.53      0.75 - 2.30      5.60 - 7.24
MIST Oppenheimer Capital        2009 2,125,760   7.43 - 9.65  16,330,725            --      0.75 - 1.95    40.93 - 42.64
  Appreciation Sub-Account      2008 2,244,732   5.27 - 6.80  12,188,544          3.52      0.75 - 1.95 (46.99) - (46.34)
                                2007 2,418,972  9.95 - 12.72  24,671,347            --      0.75 - 1.95    12.07 - 13.43
                                2006 2,427,342  8.88 - 11.27  22,004,158          0.08      0.75 - 1.95      5.54 - 6.81
                                2005 2,138,330  8.41 - 10.60  18,310,436            --      1.40 - 1.95      2.70 - 3.93
MIST Legg Mason Partners        2009 1,592,359   5.90 - 8.63   9,705,295            --      1.30 - 1.95    30.41 - 31.60
  Aggressive Growth Sub-Account 2008 1,634,211   4.53 - 6.56   7,613,664            --      1.30 - 1.95 (40.23) - (39.80)
                                2007 1,602,616  7.57 - 10.90  12,451,979            --      1.30 - 1.95      0.28 - 1.17
                                2006 1,487,231  7.55 - 10.77  11,494,590            --      1.30 - 1.95   (3.63) - (3.00)
                                2005 1,268,613  7.84 - 11.10  10,148,495            --      1.40 - 1.95    11.39 - 12.27
MIST Van Kampen Mid Cap Growth  2009   312,816 10.15 - 11.29   3,277,371            --      0.75 - 1.95    54.23 - 56.09
  Sub-Account                   2008   266,325   6.61 - 7.23   1,791,803          1.32      0.75 - 1.90 (47.76) - (47.15)
                                2007   167,765 12.65 - 13.69   2,154,190            --      0.75 - 1.90    21.15 - 22.55
                                2006    39,178 10.20 - 11.17     421,282            --      0.75 - 2.30      5.91 - 7.56
                                2005    23,110  9.63 - 10.38     234,870            --      0.75 - 2.30      2.21 - 3.80
MIST PIMCO Total Return         2009 7,455,353 14.64 - 16.27 112,145,924          6.46      0.75 - 1.95    15.75 - 17.15
  Sub-Account                   2008 4,431,085 12.65 - 13.89  57,333,805          3.44      0.75 - 1.95   (1.53) - (0.34)
                                2007 3,364,195 12.85 - 13.94  44,128,005          3.02      0.75 - 1.95      5.48 - 6.76
                                2006 2,293,346 11.92 - 13.06  28,489,220          2.31      0.75 - 2.30      2.15 - 3.74
                                2005 1,506,218 11.67 - 12.59  18,206,649            --      0.75 - 2.30    (0.07) - 1.49
MIST RCM Technology             2009 1,278,443   5.24 - 5.53   6,887,517            --      1.30 - 1.95    55.91 - 56.92
  Sub-Account                   2008 1,035,681   3.36 - 3.53   3,567,317         12.95      1.30 - 1.95 (45.53) - (45.17)
                                2007   888,157   6.17 - 6.43   5,605,992            --      1.30 - 1.95    28.97 - 29.82
                                2006   739,279   4.78 - 4.95   3,605,818            --      1.30 - 1.95      3.32 - 3.99
                                2005   566,844   4.63 - 4.76   2,669,094            --      1.30 - 1.95      8.88 - 9.59

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ---------- ------------- ---------------- -------------------
MIST T. Rowe Price Mid Cap Growth 2009 2,676,582       7.94 - 8.52 21,852,138            --      1.30 - 1.95    42.66 - 43.83
  Sub-Account                     2008 2,312,092       5.56 - 5.92 13,198,468            --      1.30 - 1.95 (40.92) - (40.47)
                                  2007 2,014,479       9.41 - 9.95 19,400,219            --      1.30 - 1.95    15.35 - 16.21
                                  2006 1,797,997       8.16 - 8.75 14,972,403            --      0.75 - 1.95      4.12 - 5.37
                                  2005 1,308,056       7.84 - 8.30 10,429,730            --      0.75 - 1.95    13.28 - 13.77
MIST MFS Research International   2009 2,589,893     12.59 - 18.78 33,540,235          3.13      0.75 - 1.95    29.04 - 30.58
  Sub-Account                     2008 2,552,914      9.76 - 14.43 25,570,277          1.86      1.20 - 1.95 (43.48) - (43.04)
                                  2007 2,054,929     17.26 - 25.34 36,338,022          1.18      1.30 - 1.95    11.09 - 56.03
                                  2006 1,526,158     15.21 - 22.61 24,283,531          1.55      0.75 - 2.30    23.69 - 25.62
                                  2005 1,127,580     12.30 - 18.06 14,440,322          0.38      1.40 - 2.30    13.78 - 15.55
MIST Lazard Mid Cap Sub-Account   2009   900,708     12.30 - 13.58 11,320,035          1.15      0.75 - 1.95    34.13 - 35.74
                                  2008   809,619      9.17 - 10.00  7,568,836          0.92      0.75 - 1.95 (39.50) - (38.76)
                                  2007   684,831     15.15 - 16.33 10,567,455          0.30      0.75 - 1.95  (15.02) - (3.97)
                                  2006   458,517     15.89 - 16.41  7,414,914          0.30      1.30 - 1.95    12.47 - 13.20
                                  2005   444,232     12.14 - 14.50  6,369,460          0.06      1.30 - 1.95      5.98 - 6.67
MIST Met/AIM Small Cap Growth     2009 1,169,497     12.22 - 12.99 14,686,241            --      1.20 - 1.95    31.23 - 32.23
  Sub-Account                     2008 1,042,611       9.31 - 9.74  9,943,798            --      1.30 - 1.95 (39.92) - (39.52)
                                  2007   956,779     15.49 - 16.11 15,138,596            --      1.30 - 1.95      8.91 - 9.63
                                  2006   890,085     14.08 - 14.76 12,889,298            --      1.30 - 2.30    11.33 - 12.71
                                  2005   804,060     12.70 - 13.04 10,366,771            --      1.30 - 1.95      6.18 - 6.87
MIST Harris Oakmark International 2009 2,208,108     15.61 - 17.50 37,601,098          7.86      1.30 - 1.95    43.86 - 53.06
  Sub-Account                     2008 2,198,029     10.92 - 11.43 24,562,840          1.65      1.30 - 1.95 (42.03) - (41.65)
                                  2007 2,251,675     18.84 - 19.59 43,281,131          0.78      1.30 - 1.95   (3.04) - (2.40)
                                  2006 1,878,405     19.43 - 20.07 37,135,251          2.36      1.30 - 1.95    26.37 - 27.19
                                  2005 1,495,693     15.38 - 15.78 23,326,113            --      1.30 - 1.95    12.04 - 12.77
MIST Third Avenue Small Cap Value 2009 1,786,888     14.39 - 19.19 26,330,272          1.15      1.30 - 1.95    24.02 - 25.06
  Sub-Account                     2008 1,678,516     11.61 - 15.34 19,889,952          0.74      1.30 - 1.95 (31.18) - (30.67)
                                  2007 1,719,602     16.86 - 22.13 29,469,933          0.96      1.30 - 1.95   (4.90) - 20.44
                                  2006 1,548,781     17.73 - 26.25 27,923,907          0.43      1.30 - 2.30    15.55 - 11.67
                                  2005 1,233,981     15.49 - 22.72 19,975,250            --      1.30 - 1.95     3.95 - 18.70
MIST PIMCO Inflation Protected    2009 5,030,576     12.50 - 13.54 64,059,527          3.30      0.75 - 1.95     9.71 - 16.53
  Bond Sub-Account                2008 3,147,910     10.79 - 11.20 34,541,263          3.41      1.30 - 1.95   (8.86) - (8.26)
                                  2007 2,418,379     11.82 - 12.19 28,956,045          2.09      1.30 - 1.95      8.65 - 9.36
                                  2006 2,171,062     10.74 - 11.14 23,865,653          3.67      1.30 - 2.30   (1.89) - (0.91)
                                  2005 2,063,635     10.95 - 11.25 22,975,626            --      1.30 - 2.30    (0.91) - 0.08
MIST Clarion Global Real Estate   2009 1,131,782     12.07 - 22.14 13,901,360          3.22      0.75 - 1.95    32.13 - 33.73
  Sub-Account                     2008 1,013,561      9.14 - 16.62  9,394,523          1.65      1.30 - 1.95 (42.80) - (42.37)
                                  2007   861,112     15.98 - 28.84 13,923,483          0.88      1.30 - 1.95 (16.66) - (15.99)
                                  2006   625,172     18.99 - 34.33 12,114,336          0.92      1.30 - 2.30    34.46 - 35.81
                                  2005   425,688     14.12 - 25.24  6,110,404            --      1.40 - 2.30    10.72 - 15.05
MIST Turner Mid Cap Growth        2009   617,332     11.21 - 11.63  7,034,112            --      1.30 - 1.95    44.33 - 45.27
  Sub-Account                     2008   578,624       7.77 - 8.01  4,553,801            --      1.30 - 1.95 (49.30) - (48.97)
                                  2007   538,638     15.32 - 15.69  8,336,664            --      1.30 - 1.95    21.74 - 22.54
                                  2006   438,391     12.58 - 12.96  5,554,696            --      0.85 - 1.95      4.03 - 5.18
                                  2005   335,209     12.09 - 12.32  4,071,802            --      0.85 - 1.95     9.21 - 10.42

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ---------- ------------- ----------- ------------- ---------------- -------------------
MIST Goldman Sachs Mid Cap       2009  1,092,327 12.28 - 12.74  13,629,048          1.24      1.30 - 1.95    29.75 - 30.59
  Value Sub-Account              2008  1,193,942   9.47 - 9.76  11,451,424          0.77      1.30 - 1.95 (37.31) - (36.90)
                                 2007  1,310,760 15.10 - 15.47  19,992,162          0.47      1.30 - 1.95      1.09 - 1.76
                                 2006  1,060,750 14.94 - 15.38  15,950,016            --      0.85 - 1.95    13.46 - 14.71
                                 2005    748,084 13.16 - 13.41   9,888,705          0.82      0.85 - 1.95    10.37 - 11.59
MIST MetLife Defensive Strategy  2009 11,376,437 10.74 - 11.43 124,069,529          2.89      0.75 - 1.95    20.53 - 22.00
  Sub-Account                    2008  7,796,898   8.91 - 9.33  70,218,620          1.30      0.85 - 1.95 (22.19) - (21.32)
                                 2007  4,639,907 11.45 - 11.86  53,548,580          2.03      0.85 - 1.95      3.86 - 5.02
                                 2006  3,865,426 11.03 - 12.30  42,850,757          0.01      0.75 - 1.95      6.53 - 7.82
                                 2005  1,508,431 10.35 - 10.43  15,665,992          1.30      1.30 - 1.95      2.47 - 3.13
MIST MetLife Moderate Strategy   2009 16,067,670 10.66 - 11.34 174,021,399          3.24      0.75 - 1.95    23.66 - 25.14
  Sub-Account                    2008 13,256,018   8.62 - 9.06 115,658,116          1.71      0.75 - 1.95 (27.85) - (26.97)
                                 2007 11,270,605 11.94 - 12.19 135,865,886          1.95      1.30 - 1.95      4.15 - 4.83
                                 2006  8,561,073 11.47 - 11.77  98,797,273          0.01      0.75 - 1.95      8.11 - 9.41
                                 2005  4,506,020 10.61 - 10.69  47,950,957          1.55      1.30 - 1.95      3.77 - 4.45
MIST MetLife Balanced Strategy   2009 31,446,847 10.35 - 11.02 330,982,677            --      0.75 - 1.95    25.86 - 27.39
  Sub-Account                    2008 26,886,863   8.23 - 8.65 223,880,205          4.81      0.75 - 1.95 (33.26) - (32.45)
                                 2007 25,484,457 12.32 - 12.58 316,936,441          1.63      1.30 - 1.95      2.85 - 3.52
                                 2006 19,173,566 11.98 - 12.30 231,113,806          0.01      0.75 - 1.95     9.82 - 11.14
                                 2005 11,206,666 10.91 - 10.99 122,628,863          1.69      1.30 - 1.95      5.06 - 5.74
MIST MetLife Growth Strategy     2009 34,986,731 10.08 - 10.73 358,063,533            --      0.75 - 1.95    27.58 - 29.13
  Sub-Account                    2008 32,877,486   7.90 - 8.31 262,939,644          3.57      0.75 - 1.95 (39.07) - (38.33)
                                 2007 30,046,540 12.97 - 13.24 393,211,798          1.15      1.30 - 1.95      2.67 - 3.34
                                 2006 22,007,855 12.64 - 12.97 279,686,928          0.01      0.75 - 1.95    11.41 - 12.75
                                 2005 12,697,225 11.34 - 11.34 144,440,071          1.31      1.30 - 1.95      7.02 - 7.72
MIST MetLife Aggressive Strategy 2009  6,042,724  9.82 - 10.15  60,222,405            --      1.30 - 1.95    30.09 - 30.94
  Sub-Account                    2008  5,804,501   7.55 - 7.75  44,335,779          3.68      1.30 - 1.95 (41.96) - (41.58)
                                 2007  5,687,800 13.00 - 13.27  74,631,869          1.20      1.30 - 1.95      0.89 - 1.55
                                 2006  4,032,224 12.89 - 13.23  52,296,693          0.01      0.75 - 1.95    11.46 - 12.80
                                 2005  1,961,998 11.56 - 11.65  22,767,192          1.14      1.30 - 1.95      8.25 - 8.96
MIST SSgA Growth ETF             2009  1,558,817  9.77 - 10.28  15,521,593          0.76      0.75 - 1.95    26.60 - 28.99
  Sub-Account                    2008    186,691   7.76 - 7.88   1,463,201          1.52      1.30 - 1.80   (33.97) - 0.94
  (Commenced 5/2/2005)           2007    165,782 11.86 - 11.92   1,967,634            --      1.30 - 1.50      4.04 - 4.25
                                 2006    120,406 11.40 - 11.43   1,373,423          1.40      1.30 - 1.50    12.16 - 12.38
                                 2005     11,292         10.17     114,821            --             1.30      1.66 - 1.71
MIST SSgA Growth and Income ETF  2009  1,974,559 10.31 - 10.85  20,705,361          0.95      0.75 - 1.95    22.47 - 24.32
  Sub-Account                    2008    142,282   8.46 - 8.60   1,215,646          1.84      1.30 - 1.80   (26.18) - 1.95
  (Commenced on 5/2/2005 and     2007    141,525 11.57 - 11.63   1,637,978            --      1.30 - 1.50      3.82 - 4.03
  began transactions in 2006)    2006     96,081 11.15 - 11.17   1,071,072          3.97      1.30 - 1.50    10.07 - 10.29
MIST Van Kampen Comstock         2009  1,794,388   8.86 - 9.37  16,123,540          2.08      0.75 - 1.95    24.14 - 30.85
  Sub-Account                    2008  1,345,513   7.14 - 7.46   9,693,668          1.69      0.75 - 1.95 (37.15) - (36.39)
  (Commenced 5/2/2005)           2007  1,056,695 11.36 - 11.73  12,086,984          1.19      0.75 - 1.95   (4.39) - (3.22)
                                 2006    473,672 11.81 - 12.12   5,655,471            --      0.75 - 2.30   13.42 to 15.19
                                 2005     92,205 10.41 - 10.52     964,282          2.15      0.75 - 2.30     4.15 to 5.22

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ---------- ------------- ---------------- -------------------
MIST Legg Mason Value Equity      2009 1,247,116       6.17 - 6.43  7,796,030          1.49      0.95 - 1.95    35.29 - 36.65
  Sub-Account                     2008 1,025,573       4.56 - 4.70  4,720,285          0.02      0.95 - 1.95 (55.50) - (55.05)
  (Commenced 5/2/2005)            2007   792,641     10.24 - 10.38  8,163,982            --      1.30 - 1.95   (7.73) - (7.13)
                                  2006   538,300     11.05 - 11.25  5,992,306            --      0.75 - 2.30      4.17 - 5.79
                                  2005     2,896     10.61 - 10.63     30,758            --      1.30 - 2.30      6.10 - 6.28
MIST MFS Emerging Markets         2009 2,332,923     10.11 - 19.10 23,907,903          1.65      0.75 - 1.95    65.68 - 67.70
  Equity Sub-Account              2008 1,936,402      6.10 - 11.45 11,946,033          0.91      1.10 - 1.95 (56.39) - (53.96)
  (Commenced 5/1/2006)            2007   647,619     13.99 - 14.14  9,100,647          0.05      1.30 - 1.95    33.97 - 34.85
                                  2006   159,951     10.42 - 10.49  1,673,250          1.84      1.30 - 2.25      4.19 - 4.86
MIST Loomis Sayles Global Markets 2009 1,074,515     10.62 - 10.88 11,527,695          2.03      1.30 - 1.95    38.09 - 39.00
  Sub-Account                     2008   951,326       7.69 - 7.83  7,371,133          4.77      1.30 - 1.95 (40.44) - (40.05)
  (Commenced 5/1/2006)            2007   699,151     12.92 - 13.06  9,069,241            --      1.30 - 1.95    25.37 - 26.19
                                  2006   144,971     10.28 - 10.35  1,496,069          2.14      1.30 - 2.25      2.81 - 3.46
MIST BlackRock High Yield         2009   453,735     16.90 - 18.43  7,998,274          3.94      1.30 - 1.95    43.82 - 44.75
  Sub-Account                     2008   122,673     11.75 - 12.73  1,506,242          5.73      1.30 - 1.95 (25.63) - (24.95)
  (Commenced on 11/7/2005 and     2007    58,278     16.41 - 16.78    966,595          2.58      1.70 - 1.90      0.75 - 0.96
  began transactions in 2006)     2006     4,049     15.62 - 16.62     66,125            --      1.70 - 2.30      7.32 - 7.97
MIST Janus Forty Sub-Account      2009    33,785   110.29 - 121.06  3,870,933            --      1.55 - 1.90    40.52 - 41.01
  (Commenced on 11/7/2005 and     2008    28,273     78.49 - 85.85  2,309,828          4.45      1.55 - 1.90 (42.95) - (42.75)
  began transactions in 2006)     2007    10,267   137.59 - 149.97  1,470,259          0.07      1.55 - 1.90    28.00 - 28.45
                                  2006     1,236    97.82 - 120.96    141,582            --      1.40 - 2.30      0.74 - 1.65
MIST Pioneer Fund Sub-Account     2009   197,630     15.17 - 18.29  3,241,581          1.31      0.75 - 1.90    21.55 - 27.31
  (Commenced on 11/7/2005 and     2008    66,469     12.53 - 14.44    883,215          1.02      0.95 - 1.90 (34.11) - (33.47)
  began transactions in 2006)     2007    36,823     19.02 - 20.11    719,501          0.65      1.50 - 1.90      3.02 - 3.43
                                  2006    13,904     17.53 - 21.42    264,384          0.17      0.75 - 2.30    13.30 - 15.06
MIST Pioneer Strategic Income     2009   674,653     11.15 - 25.31 15,342,606          4.92      0.75 - 1.95    23.24 - 32.09
  Sub-Account                     2008   508,820     16.66 - 19.16  8,801,765          6.40      0.75 - 1.85 (12.38) - (11.41)
  (Commenced on 11/7/2005 and     2007   390,847     19.01 - 20.22  7,612,927          0.60      1.25 - 1.85      3.29 - 5.05
  began transactions in 2006)     2006   194,292     17.28 - 20.43  3,596,064          9.32      0.75 - 2.25      3.95 - 5.51
MIST Dreman Small Cap Value       2009   319,511     12.33 - 12.89  3,969,634          0.92      0.75 - 1.90    26.66 - 27.81
  Sub-Account                     2008   303,425      9.74 - 10.08  2,969,988          0.73      0.75 - 1.90 (26.63) - (25.19)
  (Commenced on 5/1/2006)         2007   245,528     13.27 - 13.40  3,272,627            --      1.55 - 1.90   (2.85) - (2.50)
                                  2006    60,240     13.57 - 13.78    825,404          0.91      1.40 - 2.30    21.42 - 22.51
MIST BlackRock Large Cap Core     2009    93,011       8.20 - 8.94    778,555          1.23      0.95 - 1.90    16.95 - 23.33
  Sub-Account                     2008    63,708       7.01 - 7.20    454,220          0.50      1.65 - 1.90 (38.49) - (38.33)
  (Commenced on 11/7/2005 and     2007    36,871     11.39 - 11.67    425,769          0.89      1.65 - 1.90   (2.86) - (2.72)
  began transactions in 2006)     2006    12,560     10.53 - 11.40    139,840            --      1.40 - 2.30    11.66 - 12.66
MIST Rainier Large Cap Equity     2009   502,429       6.88 - 6.98  3,476,821          0.75      1.30 - 1.95    20.87 - 21.65
  Sub-Account                     2008   415,413       5.69 - 5.74  2,371,997            --      1.30 - 1.95 (42.93) - (42.56)
  (Commenced 11/12/2007)          2007    42,176       9.98 - 9.99    420,829          0.08      1.30 - 1.80   (0.23) - (0.14)
MIST American Funds Balanced      2009 9,334,292       8.86 - 9.00 83,155,064            --      1.00 - 1.95    20.40 - 27.85
  Allocation Sub-Account          2008 3,473,919       6.99 - 7.02 24,318,302          6.70      1.30 - 1.95 (30.14) - (29.83)
  (Commenced 4/28/2008)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ---------- ------------- ---------------- -------------------
MIST American Funds Bond          2009 1,329,950       9.81 - 9.92 13,102,454            --      1.30 - 1.95     9.96 - 10.67
  Sub-Account                     2008   293,127       8.92 - 8.96  2,619,221         10.39      1.30 - 1.95 (10.81) - (10.41)
  (Commenced 4/28/2008)
MIST American Funds Growth        2009 2,269,453       7.82 - 7.90 17,832,066            --      1.30 - 1.95    36.20 - 37.09
  Sub-Account                     2008   856,326       5.74 - 5.76  4,924,788          7.85      1.30 - 1.95 (42.62) - (42.36)
  (Commenced 4/28/2008)
MIST American Funds Growth        2009 8,086,173       8.33 - 8.44 67,700,167            --      1.15 - 1.95    31.44 - 32.51
  Allocation Sub-Account          2008 3,827,807       6.34 - 6.37 24,301,779          8.65      1.15 - 1.95 (36.64) - (36.29)
  (Commenced 4/28/2008)
MIST American Funds International 2009 1,197,511       8.43 - 8.53 10,150,631            --      1.30 - 1.95    39.80 - 40.72
  Sub-Account                     2008   528,117       6.03 - 6.06  3,192,270         12.15      1.30 - 1.95 (39.68) - (39.41)
  (Commenced 4/28/2008)
MIST American Funds Moderate      2009 5,591,093       9.27 - 9.42 52,072,400            --      1.00 - 1.95    21.01 - 21.99
  Allocation Sub-Account          2008 1,593,813       7.66 - 7.69 12,226,948          8.11      1.30 - 1.95 (23.43) - (23.09)
  (Commenced 4/28/2008)
MIST Met/Templeton Growth         2009    14,362       8.66 - 8.69    124,704          0.02      0.75 - 0.95    31.37 - 31.63
  Sub-Account                     2008     2,313       6.59 - 6.60     15,252          1.01      0.75 - 0.95 (34.10) - (34.01)
  (Commenced 4/28/2008)
MIST Met/Franklin Mutual Shares   2009   713,224       8.05 - 8.22  5,792,038            --      0.75 - 1.95    22.48 - 23.95
  Sub-Account                     2008   121,515       6.58 - 6.63    801,068          4.98      0.75 - 1.95 (34.25) - (33.70)
  (Commenced 4/28/2008)
MIST Met/Franklin Templeton       2009 2,790,089       8.83 - 9.02 24,813,206            --      0.75 - 1.95    26.07 - 27.60
  Founding Strategy Sub-Account   2008 1,095,124       7.01 - 7.07  7,691,593          4.20      0.75 - 1.95 (29.93) - (29.35)
  (Commenced 4/28/2008)
MIST Met/Templeton International  2009    30,597     10.86 - 10.90    332,971            --      1.30 - 1.90      8.61 - 9.04
  Bond Sub-Account
  (Commenced 5/4/2009)
Russell Multi-Style Equity        2009     5,994              7.72     46,249          1.32             1.40            29.57
  Sub-Account                     2008     5,880              5.95     35,016          1.68             1.40           (41.40)
                                  2007    18,447             10.16    187,446          1.00             1.40             8.82
                                  2006    22,268              9.34    207,930          0.95             1.40            11.18
                                  2005    22,238              8.40    186,762          1.07             1.40             5.78
Russell Aggressive Equity         2009       576             10.49      6,045          0.53             1.40            29.57
  Sub-Account                     2008       555              8.09      4,489          0.70             1.40           (43.72)
                                  2007     2,547             14.38     36,634          0.35             1.40             1.97
                                  2006     3,030             14.10     42,724          0.19             1.40            13.20
                                  2005     3,032             12.46     37,769          0.18             1.40             4.89
Russell Non-U.S Sub-Account       2009     2,565              9.71     24,909          2.84             1.40            24.73
                                  2008     2,639              7.78     20,544            --             1.40           (43.22)
                                  2007     2,222             13.71     30,466          2.10             1.40             8.58
                                  2006     3,995             12.63     50,437          2.46             1.40            21.93
                                  2005     4,134             10.36     42,803          1.58             1.40            12.11

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------ --------------------------------------------------
                                                UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ------- ----------------- ---------- ------------- ---------------- -------------------
Russell Core Bond Sub-Account  2009   4,087             15.66     63,990          4.74             1.40            14.20
                               2008   4,134             13.71     56,669          4.34             1.40            (4.91)
                               2007  19,474             14.42    280,763          5.10             1.40             5.74
                               2006  21,347             13.63    291,052          4.51             1.40             2.28
                               2005  21,169             13.33    282,187          3.57             1.40             0.60
Russell Real Estate Securities 2009     435             22.46      9,768          4.67             1.40            27.15
  Sub-Account                  2008     416             17.66      7,357          2.02             1.40           (37.57)
                               2007   2,367             28.29     66,975          2.23             1.40           (17.03)
                               2006   2,667             34.10     90,957          1.96             1.40            33.96
                               2005   2,699             25.46     68,704          2.11             1.40            11.39
AIM V.I. International Growth  2009 101,307     10.13 - 24.99  2,317,472          1.79      0.95 - 1.50    32.90 - 33.63
  Sub-Account                  2008  54,308      7.59 - 18.26    908,185          0.80      1.10 - 1.50 (41.42) - (41.18)
                               2007  19,177     12.91 - 30.15    403,640          0.55      1.30 - 1.50    12.70 - 13.08
                               2006   6,542     11.27 - 26.70    156,979          1.15      1.30 - 1.50    25.98 - 26.23
                               2005   5,955      9.03 - 21.15    103,706          0.96      1.30 - 1.40    15.96 - 16.29
AIM V.I. Global Real Estate    2009  30,308       6.76 - 6.84    206,250            --      1.10 - 1.50    29.16 - 29.68
  Sub-Account                  2008  17,685       5.23 - 5.28     93,156         31.65      1.10 - 1.50 (45.55) - (45.33)
  (Commenced on 11/12/2007 and
  began transactions in 2008)
Putnam VT Growth and Income    2009  13,888      9.56 - 47.53    144,033          2.99      0.75 - 1.50    27.88 - 28.84
  Sub-Account                  2008  12,806      7.45 - 36.89    103,718          2.48      0.75 - 1.50 (39.61) - (39.16)
                               2007  11,559     12.30 - 60.63    155,114          1.57      0.75 - 1.50   (7.45) - (6.74)
                               2006  14,830     13.24 - 65.01    214,090          1.71      0.75 - 1.50    14.19 - 15.05
                               2005  13,684     11.56 - 56.51    166,207          1.85      0.75 - 1.40      3.67 - 4.44
Putnam VT Equity Income        2009   2,414     14.47 - 14.66     35,119          0.91      0.75 - 0.95    26.24 - 26.49
  Sub-Account                  2008   7,046     11.18 - 11.59     80,878          1.71      0.75 - 1.40 (32.10) - (31.66)
                               2007   4,854     16.47 - 16.96     81,660          1.48      0.75 - 1.40      1.75 - 2.41
                               2006   4,947     16.11 - 16.56     81,532          1.04      0.75 - 1.50    17.08 - 17.96
                               2005   3,446     13.76 - 14.04     48,196          1.07      0.75 - 1.50      3.94 - 4.72
Putnam VT Vista Sub-Account    2009  23,887              5.09    121,530          0.16             1.40            37.18
                               2008  19,610              3.71     72,736            --             1.40           (46.17)
                               2007  36,098              6.89    248,740            --             1.40             2.62
                               2006  64,173              6.71    430,897            --             1.40             4.26
                               2005  76,454      6.44 - 15.65    492,386            --      1.30 - 1.40    10.48 - 10.92
FTVIPT Templeton Foreign       2009 822,049     12.56 - 31.17 16,165,177          3.08      1.30 - 1.90    34.47 - 35.43
  Securities Sub-Account       2008 795,639      9.30 - 23.04 11,284,385          2.36      1.30 - 1.90 (41.51) - (41.07)
                               2007 711,214     15.78 - 39.15 16,248,090          1.82      1.30 - 1.90    13.27 - 14.17
                               2006 362,978     13.82 - 37.24  6,779,342          1.10      0.75 - 2.30    18.69 - 20.54
                               2005  24,853     11.52 - 30.90    406,480          1.14      0.75 - 1.40      7.67 - 9.35
FTVIPT Templeton Growth        2009  96,250     13.82 - 15.04  1,368,696          3.05      0.75 - 1.65    28.96 - 30.12
  Securities Sub-Account       2008  72,221     10.70 - 11.26    797,528          1.80      0.75 - 1.65 (43.27) - (42.76)
  (Commenced on 11/7/2005 and  2007  49,595     18.84 - 19.85    973,353          1.32      0.75 - 1.65      0.66 - 1.58
  began transactions in 2006)  2006  11,905     18.41 - 20.01    233,283          0.42      0.75 - 1.90    19.52 - 20.90
FTVIPT Templeton Global Bond   2009 125,265     15.35 - 16.31  1,960,715         14.16      0.95 - 1.50    16.91 - 17.56
  Securities Sub-Account       2008  46,079     13.13 - 13.66    613,252          2.93      1.10 - 1.50      4.62 - 5.04
  (Commenced on 2/20/2007 and
  began transactions in 2008)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ---------- ------------- ---------------- -------------------
FTVIPT Mutual Shares Securities   2009   133,467     18.06 - 19.41  2,461,513          2.00      1.10 - 1.65    23.99 - 24.67
  Sub-Account                     2008   109,075     14.57 - 15.57  1,616,209          3.26      1.10 - 1.65 (38.14) - (37.80)
  (Commenced on 11/7/2005 and     2007    92,870     23.55 - 23.94  2,197,713          1.37      1.50 - 1.65      1.78 - 1.93
  began transactions in 2006)     2006    25,799     22.56 - 23.73    598,870          0.72      1.40 - 1.90    16.16 - 16.74
FTVIPT Franklin Income Securities 2009   479,493     39.05 - 47.14 19,547,644          8.12      0.95 - 1.85    33.11 - 34.31
  Sub-Account                     2008   459,807     29.33 - 35.10 14,004,904          5.40      0.95 - 1.85 (30.95) - (30.32)
  (Commenced on 11/7/2005 and     2007   380,964     42.48 - 45.39 16,748,914          3.36      1.50 - 1.85      1.84 - 2.20
  began transactions in 2006)     2006   112,418     38.83 - 45.21  4,831,851          1.91      1.40 - 2.25    15.62 - 16.60
FTVIPT Franklin Small Cap Value   2009    47,999       7.36 - 7.46    354,941          1.62      0.95 - 1.50    27.24 - 27.94
  Securities Sub-Account          2008    22,866       5.78 - 5.83    132,784          1.02      0.95 - 1.50 (34.02) - (33.65)
  (Commenced on 2/20/2007 and
  began transactions in 2008)
Fidelity VIP Equity-Income        2009     4,629     11.37 - 45.45     57,560          2.53      1.40 - 1.50    27.95 - 28.08
  Sub-Account                     2008     3,252      8.88 - 35.52     32,800          2.36      1.40 - 1.50 (43.67) - (43.61)
                                  2007     3,241     15.74 - 63.05     57,301          1.36      1.40 - 1.50   (0.24) - (0.14)
                                  2006     3,262     15.76 - 65.81     57,938          3.01      1.30 - 1.50    18.15 - 18.38
                                  2005     3,059     53.50 - 55.59     46,565          1.32      1.30 - 1.50      4.00 - 4.21
Fidelity VIP Mid Cap Sub-Account  2009   103,331     32.89 - 35.52  3,482,249          0.55      0.95 - 1.65    37.46 - 38.43
  (Commenced on 11/7/2005 and     2008    63,464     23.92 - 25.28  1,543,057          0.27      1.10 - 1.65 (40.60) - (40.27)
  began transactions in 2006)     2007    31,629     40.27 - 40.82  1,277,778          0.51      1.50 - 1.65    13.44 - 13.61
                                  2006    10,070     34.80 - 35.93    359,419            --      1.50 - 1.90    10.29 - 10.73
Fidelity VIP Contrafund           2009   407,284     33.58 - 38.44 14,051,178          1.37      0.95 - 1.85    33.17 - 34.38
  Sub-Account                     2008   391,868     25.21 - 28.60 10,108,558          0.96      0.95 - 1.85 (43.67) - (43.16)
  (Commenced on 11/7/2005 and     2007   330,921     44.76 - 46.54 15,082,787          1.02      1.55 - 1.85    15.34 - 15.69
  began transactions in 2006)     2006   170,987     36.99 - 40.96  6,746,573          1.28      1.40 - 2.25     9.11 - 10.04
MSF MetLife Stock Index           2009 2,209,022     10.10 - 21.92 24,638,965          2.16      1.30 - 2.90    23.49 - 26.75
  Sub-Account                     2008 1,910,760       8.18 - 8.56 16,018,073          1.66      1.30 - 1.95 (38.48) - (38.07)
                                  2007 1,498,764     13.29 - 13.82 20,352,656          0.77      1.30 - 1.95      2.94 - 3.61
                                  2006 1,255,895     12.91 - 13.34 16,505,258          1.59      1.30 - 1.95    12.97 - 13.70
                                  2005 1,070,187     11.43 - 11.73 12,415,191          1.26      1.30 - 1.95      2.37 - 3.03
MSF Artio International Stock     2009    23,948     12.63 - 14.00    320,400          0.38      1.40 - 1.65    19.89 - 20.19
  Sub-Account                     2008    25,650     10.52 - 11.65    286,613          2.96      1.40 - 1.65 (45.16) - (45.02)
                                  2007    30,502     19.15 - 21.18    624,430          0.86      1.40 - 1.65      8.26 - 8.53
                                  2006    26,246     16.59 - 19.91    498,405          1.25      0.75 - 1.90    14.05 - 15.36
                                  2005    21,458     14.55 - 17.22    365,393          0.46      0.75 - 1.90    15.38 - 16.71
MSF BlackRock Bond Income         2009   149,987     44.62 - 58.89  7,064,751          6.35      0.75 - 1.90      7.24 - 8.37
  Sub-Account                     2008   117,368     41.61 - 54.34  5,077,642          4.74      0.75 - 1.90   (5.39) - (4.39)
                                  2007    93,145     43.98 - 56.83  4,221,029          2.07      0.75 - 1.90      4.12 - 5.23
                                  2006    17,516     38.47 - 54.01    777,311          1.91      0.75 - 2.30      1.90 - 3.36
                                  2005     1,827     41.32 - 52.26     83,096          3.04      0.75 - 1.80      0.34 - 1.39
MSF BlackRock Money Market        2009 6,557,813     10.23 - 25.21 69,056,638          0.23      0.75 - 1.95   (1.68) - (0.49)
  Sub-Account                     2008 5,413,169     10.40 - 11.42 57,731,501          2.46      0.75 - 1.95      0.61 - 1.83
                                  2007 2,524,096     10.34 - 10.78 26,671,133          4.74      1.30 - 1.95      2.78 - 3.61
                                  2006 2,096,094     10.06 - 10.78 21,477,637          4.48      0.75 - 1.95      2.54 - 3.77
                                  2005 1,164,088     19.81 - 10.39 11,615,345          2.86      0.75 - 1.95      0.69 - 1.49

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      --------- ----------------- ---------- ------------- ---------------- -------------------
MSF Davis Venture Value          2009 4,731,303     11.12 - 33.53 55,229,784          1.38      0.75 - 1.95    29.28 - 30.84
  Sub-Account                    2008 4,388,150      8.60 - 25.63 39,410,894          1.15      0.75 - 1.95 (40.63) - (39.91)
                                 2007 4,056,492     14.49 - 42.65 60,113,279          0.57      0.75 - 1.95      2.40 - 3.65
                                 2006 3,498,617     14.15 - 41.15 50,502,310          0.67      0.75 - 1.95    12.20 - 13.55
                                 2005 2,751,510     12.61 - 36.24 35,309,808          0.51      0.75 - 1.95      8.02 - 9.32
MSF Met/Artisan Mid Cap Value    2009 1,071,935     11.69 - 12.34 12,881,687          0.84      1.30 - 1.95    38.48 - 39.37
  Sub-Account                    2008 1,096,469       8.44 - 8.85  9,489,131          0.04      1.30 - 1.95 (47.18) - (46.83)
                                 2007 1,073,234     15.98 - 16.65 17,528,467          0.33      1.30 - 1.95   (8.88) - (8.28)
                                 2006 1,040,267     17.53 - 18.16 18,595,465          0.09      1.30 - 1.95    10.01 - 10.73
                                 2005   980,663     15.94 - 16.40 15,888,971            --      1.30 - 1.95      7.60 - 8.29
MSF Jennison Growth Sub-Account  2009 2,173,362     10.76 - 11.29 23,943,894            --      1.30 - 1.95    36.87 - 37.77
                                 2008 1,875,682       7.86 - 8.20 15,052,257          2.12      1.30 - 1.95 (37.78) - (37.37)
                                 2007 1,605,864     12.63 - 13.09 20,659,520          0.18      1.30 - 1.95      9.23 - 9.94
                                 2006 1,396,542      5.09 - 13.84 16,385,508            --      0.75 - 1.95      0.55 - 1.76
                                 2005 1,062,311      5.07 - 11.50 12,356,023            --      1.30 - 1.95    11.35 - 11.52
MSF MFS Total Return Sub-Account 2009   212,740     11.44 - 47.56  8,399,961          3.99      0.75 - 1.90    16.13 - 17.42
                                 2008   201,206     10.11 - 40.51  6,737,770          3.43      0.75 - 1.90 (23.78) - (22.93)
                                 2007   193,867     13.21 - 52.56  8,493,936          1.76      0.75 - 1.90      2.20 - 3.34
                                 2006    86,321     12.87 - 50.86  3,659,208          3.11      0.75 - 2.30     9.43 - 11.10
                                 2005     3,672     39.80 - 45.78     98,175          0.98      0.75 - 1.50      1.32 - 2.08
MSF Western Asset Management     2009     1,213     22.64 - 22.99     27,762          6.74      1.40 - 1.50    29.93 - 30.06
  Strategic Bond Opportunities   2008     1,313     17.43 - 17.68     23,081          4.23      1.40 - 1.50 (16.49) - (16.40)
  Sub-Account                    2007     1,361     20.87 - 21.15     28,639          4.07      1.40 - 1.50      2.15 - 2.25
                                 2006     3,696     20.43 - 22.38     76,321          4.69      0.75 - 1.50      3.27 - 4.04
                                 2005     3,670     19.78 - 21.51     73,297          2.94      0.75 - 1.50      1.04 - 1.80
MSF Western Asset Management     2009 1,092,065     15.37 - 17.48 17,684,868          3.75      1.10 - 1.95      2.07 - 2.94
  U.S. Government Sub-Account    2008   742,282     15.06 - 16.98 11,685,161          3.29      1.10 - 1.95   (2.46) - (1.62)
  (Commenced 5/2/2005)           2007   335,818     15.43 - 16.93  5,410,492          2.37      1.25 - 1.95      2.01 - 2.68
                                 2006   192,698     14.50 - 16.38  3,025,855          1.09      1.30 - 2.30      1.56 - 2.58
                                 2005    13,519     14.28 - 15.96    210,149            --      1.30 - 2.30     (.70) - (.40)
MSF T. Rowe Price Small Cap      2009    46,194     12.81 - 13.66    604,114          0.06      1.40 - 1.90    36.02 - 36.71
  Growth Sub-Account             2008    36,708       9.41 - 9.99    352,406            --      1.40 - 1.90 (37.52) - (37.21)
                                 2007     5,583     15.73 - 15.91     88,747            --      1.40 - 1.50      7.89 - 8.00
                                 2006     5,516     14.58 - 15.70     81,191            --      0.75 - 1.50      2.09 - 2.86
                                 2005     5,989     14.29 - 15.26     86,308            --      0.75 - 1.50      9.07 - 9.89
MSF T. Rowe Price Large Cap      2009    66,384     11.93 - 12.58    810,697          0.33      1.30 - 1.65    40.70 - 41.44
  Growth Sub-Account             2008    66,188       8.48 - 8.89    573,547          0.30      1.30 - 1.65 (42.95) - (42.68)
                                 2007    73,525     15.07 - 15.51  1,115,693          0.18      1.30 - 1.50      7.56 - 7.94
                                 2006    69,795     14.01 - 14.89    984,473          0.10      0.75 - 1.50    11.21 - 12.04
                                 2005    28,908     12.60 - 55.40    366,191          0.35      0.75 - 1.50      4.75 - 5.54
MSF Loomis Sayles Small Cap Core 2009    34,404       8.20 - 8.75    287,297            --      0.75 - 1.50    27.75 - 28.71
  Growth Sub-Account             2008    25,103       6.42 - 6.80    161,820            --      0.75 - 1.50 (42.19) - (41.75)
                                 2007    23,791     11.10 - 11.25    264,777            --      1.30 - 1.50      2.75 - 2.96
                                 2006    26,486     10.62 - 10.93    286,973            --      1.30 - 1.80      7.77 - 8.31
                                 2005     1,742     18.17 - 19.26    187,981            --      1.30 - 1.80      2.06 - 3.14

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ----------------- ---------- ------------- ---------------- -------------------
MSF BlackRock Strategic Value      2009     1,190     13.52 - 13.78     16,236          0.79      1.30 - 1.50    11.15 - 11.37
  Sub-Account                      2008     1,092     12.17 - 12.38     13,394          0.23      1.30 - 1.50 (39.47) - (39.35)
                                   2007     1,138     20.10 - 20.41     23,041          0.06      1.30 - 1.50   (5.13) - (4.94)
                                   2006     1,028     20.78 - 22.25     21,908          0.10      0.75 - 1.80    14.37 - 15.57
                                   2005     1,742     18.17 - 19.25     32,325            --      0.75 - 1.80      2.06 - 3.14
MSF Oppenheimer Global Equity      2009    37,234     15.53 - 17.77    610,412          2.10      0.75 - 1.80    37.30 - 38.75
  Sub-Account                      2008    26,913     11.51 - 12.80    313,489          1.74      0.75 - 1.65 (41.53) - (41.00)
                                   2007    16,966     19.69 - 20.01    335,264          0.60      1.50 - 1.65      4.51 - 4.67
                                   2006     3,382     18.38 - 20.58     65,152          0.67      0.75 - 1.90    14.17 - 15.48
                                   2005       218     16.10 - 17.82      3,892            --      0.75 - 1.90    16.73 - 16.73
MSF FI Value Leaders               2009    28,142     15.08 - 15.91    433,706          2.72      1.50 - 1.90    19.43 - 19.90
  Sub-Account                      2008    25,904     12.63 - 13.27    333,263          1.65      1.50 - 1.90 (40.16) - (39.92)
  (Commenced on 11/7/2005 and      2007    14,443     21.11 - 22.08    312,933          0.75      1.50 - 1.90      2.12 - 2.53
  began transactions in 2006)      2006     9,168     19.83 - 21.76    193,937            --      1.40 - 2.30      7.04 - 8.00
MSF MetLife Aggressive Allocation  2009   157,406       9.54 - 9.67  1,513,099          2.13      1.55 - 1.85    29.08 - 29.46
  Sub-Account                      2008   153,264       7.39 - 7.47  1,139,292          0.52      1.55 - 1.85 (41.54) - (41.37)
  (Commenced on 11/7/2005 and      2007   100,537     12.64 - 12.74  1,275,413          0.05      1.55 - 1.85      1.37 - 1.67
  began transactions in 2006)      2006    39,044     12.39 - 12.57    487,913            --      1.40 - 2.25    11.82 - 12.78
MSF MetLife Conservative           2009   180,547     11.05 - 11.16  2,012,937          3.19      1.65 - 1.85    18.32 - 18.56
  Allocation Sub-Account           2008   133,983       9.34 - 9.41  1,259,967          0.96      1.65 - 1.85 (15.96) - (15.79)
  (Commenced on 11/7/2005 and      2007    58,563             11.17    654,380            --             1.65             3.83
  began transactions in 2006)      2006    55,733     10.65 - 10.81    599,716            --      1.40 - 2.25      3.88 - 4.76
MSF MetLife Conservative to        2009   202,843     10.75 - 10.85  2,189,499          3.24      1.65 - 1.85    21.41 - 21.65
  Moderate Allocation Sub-Account  2008   193,745       8.85 - 8.92  1,721,627          0.89      1.65 - 1.85 (23.04) - (22.88)
  (Commenced on 11/7/2005 and      2007    86,095     11.50 - 11.56    993,288            --      1.65 - 1.85      2.88 - 3.09
  began transactions in 2006)      2006    13,244     11.10 - 11.26    148,388            --      1.40 - 2.25      6.08 - 6.98
MSF MetLife Moderate Allocation    2009 1,468,099     10.39 - 10.54 15,319,594          2.84      1.55 - 1.85    24.22 - 24.58
  Sub-Account                      2008 1,102,766       8.36 - 8.46  9,268,041          0.72      1.55 - 1.85 (29.95) - (29.73)
  (Commenced on 11/7/2005 and      2007   769,596     11.94 - 12.04  9,229,588          0.01      1.55 - 1.85      2.42 - 2.73
  began transactions in 2006)      2006   251,739     11.58 - 11.75  2,943,348            --      1.40 - 2.25      8.31 - 9.23
MSF MetLife Moderate to Aggressive 2009   811,140       9.81 - 9.95  7,998,980          2.74      1.55 - 1.85    26.73 - 27.11
  Allocation Sub-Account           2008   722,722       7.74 - 7.83  5,615,130          0.51      1.55 - 1.85 (36.31) - (36.12)
  (Commenced on 11/7/2005 and      2007   421,099     12.15 - 12.25  5,132,758          0.03      1.55 - 1.85      1.94 - 2.24
  began transactions in 2006)      2006   218,070     11.84 - 12.01  2,604,858            --      1.40 - 2.25     9.59 - 10.53
MSF MFS Value Sub-Account          2009   240,463     12.44 - 14.28  3,179,115            --      0.75 - 1.95    18.26 - 19.68
  (Commenced on 11/7/2005 and      2008   153,826     10.86 - 11.93  1,701,329          1.75      0.75 - 1.90 (33.80) - (30.01)
  began transactions in 2006)      2007   114,399     16.40 - 17.03  1,909,054            --      1.50 - 1.90      5.60 - 6.03
                                   2006    25,279     15.02 - 16.20    399,200          2.72      1.40 - 2.30    18.58 - 19.65
MSF Loomis Sayles Small Cap Core   2009     3,472     26.34 - 27.18     93,189            --      1.70 - 1.90    27.49 - 27.74
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
MSF Met/Dimensional International  2009    68,838     14.12 - 14.28    980,285            --      1.30 - 2.30    39.48 - 40.87
  Small Company Sub-Account        2008     5,465     10.13 - 10.14     55,367            --      1.30 - 1.75      0.65 - 0.71
  (Commenced 11/10/2008)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------------
                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ------- ----------------- ---------- ------------- ---------------- -------------------
MSF Barclays Capital Aggregate  2009 163,044     14.04 - 15.09  2,350,407            --      1.30 - 1.95      2.41 - 2.86
  Bond Index Sub-Account
  (Commenced 5/4/2009)
MSF Van Eck Global Natural      2009  82,041     14.69 - 14.80  1,209,009            --      1.30 - 1.95    35.22 - 35.82
  Resources Sub-Account
  (Commenced 5/4/2009)
MSF BlackRock Legacy Large Cap  2009  83,891      1.14 - 28.69    738,462            --      1.20 - 1.90    29.11 - 29.70
  Growth Sub-Account
  (Commenced 5/4/2009)
MSF MetLife Mid Cap Stock Index 2009  57,039     13.17 - 13.94    773,244            --      1.30 - 1.90    28.62 - 29.16
  Sub-Account
  (Commenced 5/4/2009)
MSF Morgan Stanley EAFE Index   2009  60,518     11.18 - 12.03    701,682            --      1.30 - 1.95    34.67 - 35.25
  Sub-Account
  (Commenced 5/4/2009)
MSF Russell 2000 Index          2009  48,032     13.32 - 14.24    663,258            --      1.30 - 1.90    26.11 - 26.62
  Sub-Account
  (Commenced 5/4/2009)
MSF Neuberger Berman Mid Cap    2009     206     18.92 - 19.90      3,905            --      1.50 - 1.95    44.89 - 45.54
  Value Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
PIMCO VIT High Yield            2009  10,757     14.94 - 15.31    161,118          8.75      1.30 - 1.50    38.18 - 38.45
  Sub-Account                   2008   8,385     10.80 - 11.06     91,023          7.83      1.30 - 1.50 (24.65) - (24.50)
                                2007   8,976     14.32 - 14.64    129,266          6.93      1.30 - 1.50      1.96 - 2.16
                                2006   9,739     14.03 - 14.33    137,505          6.91      1.30 - 1.50      7.49 - 7.70
                                2005   5,517     13.11 - 13.31     72,246          6.23      1.30 - 1.50      2.58 - 2.78
PIMCO VIT Low Duration          2009  14,162     14.28 - 14.41    203,515          3.54      1.40 - 1.50    11.63 - 11.75
  Sub-Account                   2008  12,236     12.79 - 12.89    157,346          4.07      1.40 - 1.50   (1.90) - (1.81)
                                2007   9,002     13.04 - 13.13    117,864          4.76      1.40 - 1.50      5.77 - 5.87
                                2006   9,448     12.33 - 12.53    116,910          4.20      1.30 - 1.50      2.43 - 2.64
                                2005   8,448     12.04 - 12.21    102,017          2.81      1.30 - 1.50   (0.49) - (0.29)
Pioneer VCT Bond Sub-Account    2009   4,399     11.33 - 11.44     49,849          2.45      1.50 - 1.95    15.02 - 15.54
  (Commenced on 11/10/2008 and
  began transactions in 2009)
Pioneer VCT Emerging Markets    2009   2,657     16.49 - 17.23     44,460          0.76      1.50 - 1.95    70.65 - 71.43
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
Pioneer VCT Equity Income       2009   1,223     16.45 - 17.24     20,131          2.04      1.50 - 1.95    11.69 - 12.20
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------------
                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ------- ----------------- ---------- ------------- ---------------- -------------------
Pioneer VCT Mid Cap Value       2009  39,695     26.05 - 28.91  1,054,754          1.30      0.95 - 1.65    23.21 - 24.08
  Sub-Account                   2008  36,146     21.14 - 22.82    775,931          0.88      1.10 - 1.65 (34.85) - (34.49)
  (Commenced on 11/7/2005 and   2007  26,303     32.45 - 33.08    859,209          0.55      1.50 - 1.65      3.61 - 3.77
  began transactions in 2006)   2006   6,585     30.41 - 31.88    208,127            --      1.50 - 1.90    10.16 - 10.60
Pioneer VCT Ibbotson Growth     2009     283             13.38      3,781          2.38             1.80            30.31
  Allocation Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
Pioneer VCT High Yield          2009     867     10.41 - 10.43      9,035          4.54      1.65 - 1.80    57.17 - 57.42
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
Pioneer VCT Real Estate Shares  2009     407             14.18      5,768          2.95             1.65            29.40
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
American Funds Bond Sub-Account 2009 208,233     15.25 - 16.66  3,287,228          3.94      0.95 - 1.65    10.76 - 11.54
  (Commenced 4/28/2008)         2008 109,249     13.76 - 14.68  1,557,543         10.52      1.10 - 1.65 (10.84) - (10.34)
American Funds Global Growth    2009 893,358     23.47 - 27.15 21,667,917          1.47      0.75 - 1.90    39.62 - 41.24
  Sub-Account                   2008 859,773     16.81 - 19.22 14,802,920          2.05      0.75 - 1.90 (39.55) - (38.85)
  (Commenced on 11/7/2005 and   2007 623,978     27.80 - 30.77 17,713,054          3.27      0.95 - 1.90    12.68 - 13.76
  began transactions in 2006)   2006 209,756     23.74 - 27.58  5,285,664          0.56      0.75 - 2.30    17.70 - 19.53
American Funds Growth-Income    2009 262,438    83.63 - 106.98 23,238,151          1.71      0.95 - 1.90    28.77 - 30.00
  Sub-Account                   2008 233,938     64.95 - 82.29 15,993,876          1.92      0.95 - 1.90 (39.02) - (38.44)
  (Commenced on 11/7/2005 and   2007 177,704   106.51 - 117.20 19,825,012          1.99      1.50 - 1.90      3.06 - 3.47
  began transactions in 2006)   2006  67,192    94.31 - 115.89  7,256,377          2.61      1.40 - 2.30    12.59 - 13.61
American Funds Growth           2009 293,272   117.84 - 158.75 37,226,790          0.70      0.75 - 1.90    36.79 - 38.37
  Sub-Account                   2008 245,411    86.15 - 114.72 22,343,828          0.95      0.75 - 1.90 (45.03) - (44.39)
  (Commenced on 11/7/2005 and   2007 166,443   156.72 - 172.44 27,274,788          1.01      1.50 - 1.90    10.22 - 10.67
  began transactions in 2006)   2006  65,239   129.74 - 159.43  9,695,716          1.35      1.40 - 2.30      7.72 - 8.69
American Funds Global Small     2009  66,754     25.02 - 27.79  1,755,311          0.35      0.75 - 1.65    58.66 - 60.09
  Capitalization Sub-Account    2008  34,506     15.77 - 17.36    562,980            --      0.75 - 1.65 (54.29) - (53.87)
  (Commenced on 2/20/2007 and
  began transaction in 2008)
UIF Equity and Income           2009 452,666     13.86 - 14.52  6,338,641          2.82      0.95 - 1.65    20.49 - 21.33
  Sub-Account                   2008 366,355     11.50 - 11.97  4,239,538          2.49      0.95 - 1.65 (23.95) - (23.41)
  (Commenced on 11/7/2005 and   2007 314,456     15.12 - 15.23  4,764,594          2.28      1.50 - 1.65      1.66 - 1.81
  began transactions in 2006)   2006 103,030     14.74 - 14.96  1,534,867          0.41      1.50 - 1.90    10.46 - 10.91
UIF U.S Mid Cap Value           2009  38,678       8.69 - 8.80    337,681          1.13      1.10 - 1.50    37.09 - 37.63
  Sub-Account                   2008  18,522       6.34 - 6.39    117,795          0.81      1.10 - 1.50 (42.30) - (42.06)
  (Commenced on 2/20/2007 and
  began transaction in 2008)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ------- ----------------- ---------- ------------- ---------------- -------------------
UIF U.S. Real Estate Sub-Account   2009 137,424     18.83 - 38.47  2,952,490          3.31      0.95 - 1.65    26.25 - 27.14
  (Commenced on 11/7/2005 and      2008 107,050     14.92 - 29.65  1,744,382          3.49      1.10 - 1.65 (38.92) - (38.58)
  began transactions in 2006)      2007  85,204     24.42 - 24.67  2,085,160          2.12      1.50 - 1.65 (18.44) - (18.31)
                                   2006  23,991     29.52 - 30.20    719,688          0.14      1.50 - 1.90    35.46 - 36.00
Van Kampen LIT Growth and Income   2009 271,949     11.54 - 22.55  4,204,463          3.64      0.95 - 1.65    22.08 - 22.94
  Sub-Account                      2008 178,352      9.45 - 18.34  2,079,324          1.49      0.95 - 1.65 (33.32) - (32.85)
  (Commenced on 11/7/2005 and      2007 109,554     14.18 - 14.33  1,559,237          0.84      1.50 - 1.65      0.84 - 0.99
  began transactions in 2006)      2006  35,031     13.84 - 14.19    494,446            --      1.50 - 1.90    13.80 - 14.25
LMPVET ClearBridge Variable        2009 133,833     11.48 - 14.52  1,636,184            --      1.10 - 1.90    40.07 - 41.22
  Small Cap Growth Sub-Account     2008 113,589      8.19 - 10.28    962,401            --      1.10 - 1.90 (41.83) - (41.36)
  (Commenced on 11/7/2005 and      2007 104,212     14.09 - 14.41  1,480,386            --      1.50 - 1.90      7.93 - 8.36
  began transactions in 2006)      2006  82,352     12.81 - 13.36  1,083,366            --      1.40 - 2.30    10.21 - 11.20
LMPVET ClearBridge Variable        2009  71,480     12.83 - 13.45    938,872          1.84      1.50 - 1.90    22.16 - 22.65
  Investors Sub-Account            2008  79,048     10.50 - 10.97    847,551          2.23      1.50 - 1.90 (36.84) - (36.59)
  (Commenced on 11/7/2005 and      2007  21,114     16.63 - 17.30    357,828          1.65      1.50 - 1.90    (5.25) - 2.19
  began transactions in 2006)      2006   8,665     15.74 - 17.05    142,619          2.94      1.40 - 2.30    15.58 - 16.62
LMPVET ClearBridge Variable        2009 194,803     26.17 - 30.36  5,394,668          1.49      0.95 - 1.90    26.92 - 28.14
  Fundamental Value Sub-Account    2008 174,312     20.62 - 23.70  3,758,198          1.83      0.95 - 1.90 (37.78) - (37.18)
  (Commenced on 11/7/2005 and      2007 151,388     33.14 - 35.06  5,189,168          1.65      1.50 - 1.90   (0.65) - (0.25)
  began transactions in 2006)      2006  63,532     31.66 - 35.61  2,183,111          3.56      1.40 - 2.30    14.15 - 15.18
LMPVET ClearBridge Variable        2009 253,445     11.03 - 30.85  7,122,282          2.48      0.95 - 1.90    19.82 - 20.96
  Appreciation Sub-Account         2008 193,892     11.28 - 25.50  4,381,445          1.49      0.95 - 1.90 (30.77) - (29.98)
  (Commenced on 11/7/2005 and      2007 154,202     31.59 - 33.71  4,934,030          1.44      1.50 - 1.90      6.37 - 6.80
  began transactions in 2006)      2006  50,231     27.95 - 32.05  1,549,906          2.55      1.40 - 2.30    12.19 - 13.21
LMPVET ClearBridge Variable        2009 915,734      7.29 - 11.83  9,677,217            --      1.10 - 1.95    31.60 - 33.10
  Aggressive Growth Sub-Account    2008 866,787       7.78 - 8.89  6,880,616            --      1.10 - 1.90 (41.53) - (41.06)
  (Commenced on 11/7/2005 and      2007 777,004     13.31 - 13.62 10,475,283            --      1.50 - 1.90   (0.42) - (0.01)
  began transactions in 2006)      2006 402,453     13.12 - 13.68  5,435,477            --      1.40 - 2.30      6.32 - 7.28
LMPVET ClearBridge Variable        2009  38,293     12.05 - 12.63    473,184          0.29      1.50 - 1.90    39.69 - 40.27
  Large Cap Growth Sub-Account     2008  34,369       8.63 - 9.01    303,205          0.28      1.50 - 1.90 (38.48) - (38.23)
  (Commenced on 11/7/2005 and      2007  34,871     14.02 - 14.58    498,459          0.07      1.50 - 1.90      3.31 - 3.73
  began transactions in 2006)      2006  11,283     13.11 - 14.18    154,919          0.34      1.40 - 2.30      2.22 - 3.15
LMPVET ClearBridge Variable Equity 2009 616,080      9.45 - 12.06  6,870,557          3.25      0.95 - 1.85    20.38 - 21.47
  Income Builder Sub-Account       2008 540,604       7.82 - 9.92  4,958,838          1.03      0.95 - 1.85 (36.16) - (35.58)
  (Commenced on 11/7/2005 and      2007 491,630     14.69 - 14.97  6,949,079          1.71      1.50 - 1.85      3.41 - 3.78
  began transactions in 2006)      2006 147,857     14.18 - 14.70  2,137,211          2.95      1.40 - 2.25     9.67 - 10.61
LMPVET ClearBridge Variable        2009  46,857       8.16 - 8.51    390,952          1.87      1.50 - 1.90    19.78 - 20.26
  Dividend Strategy Sub-Account    2008  57,114       6.81 - 7.07    396,434          3.06      1.50 - 1.90 (29.93) - (29.65)
  (Commenced on 11/7/2005 and      2007  54,511      9.72 - 10.05    539,240          3.17      1.50 - 1.90      4.44 - 4.86
  began transactions in 2006)      2006  14,850       9.04 - 9.59    140,785          4.29      1.50 - 2.30    15.26 - 16.18
LMPVET Investment Counsel Variable 2009     359     26.41 - 27.12      9,639          1.58      1.50 - 1.65    20.83 - 21.01
  Social Awareness Sub-Account     2008     344     21.50 - 22.41      7,645          1.97      1.50 - 1.75 (26.50) - (26.32)
  (Commenced on 11/7/2005 and      2007     351     29.71 - 30.42     10,573          1.55      1.50 - 1.65      9.07 - 9.24
  began transactions in 2006)      2006     260     26.26 - 27.85      7,217          0.57      1.50 - 1.90      5.67 - 6.09

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------- ----------------- ---------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable     2009    66,874     12.86 - 13.23    869,419          0.64      1.50 - 1.90    37.62 - 38.16
  Capital Sub-Account           2008    72,670       9.34 - 9.58    685,416          0.05      1.50 - 1.90 (43.23) - (43.00)
  (Commenced on 11/7/2005 and   2007    90,858     16.46 - 16.89  1,508,688          0.58      1.50 - 1.90    (0.08) - 0.32
  began transactions in 2006)   2006    30,227     16.19 - 16.82    502,782          1.11      1.40 - 2.30    11.04 - 12.04
LMPVET Lifestyle Allocation 50% 2009    66,323     14.77 - 15.06    987,781          5.18      1.50 - 1.65    30.15 - 30.35
  Sub-Account                   2008    51,774     11.35 - 11.55    594,061          3.39      1.50 - 1.65 (28.53) - (28.42)
  (Commenced on 11/7/2005 and   2007    56,674     15.88 - 16.14    908,688          5.01      1.50 - 1.65      1.51 - 1.67
  began transactions in 2006)   2006    13,022     15.26 - 15.88    205,596          5.52      1.50 - 1.90      6.19 - 6.61
LMPVET Lifestyle Allocation 70% 2009    15,956     12.64 - 12.89    202,085          3.14      1.50 - 1.65    30.73 - 30.93
  Sub-Account                   2008    25,139       9.67 - 9.84    243,783          2.77      1.50 - 1.65 (33.87) - (33.77)
  (Commenced on 11/7/2005 and   2007    19,241     14.62 - 14.86    282,073          6.89      1.50 - 1.65      2.13 - 2.28
  began transactions in 2006)   2006       351     13.97 - 14.53      5,108          2.21      1.50 - 1.90      6.81 - 7.24
LMPVET Lifestyle Allocation 85% 2009    52,840     12.20 - 12.68    656,860          2.58      1.35 - 1.65    30.31 - 30.69
  Sub-Account                   2008    29,209       9.36 - 9.70    277,173          2.59      1.35 - 1.65 (38.44) - (38.26)
  (Commenced on 11/7/2005 and   2007    10,133     15.21 - 15.46    154,963          6.84      1.50 - 1.65      1.66 - 1.82
  began transactions in 2006)   2006        93     14.59 - 15.18      1,419          0.99      1.50 - 1.90      7.41 - 7.84
LMPVET Batterymarch Variable    2009    93,179     12.49 - 12.81  1,175,354          3.09      1.50 - 1.85    18.63 - 19.05
  Global Equity Sub-Account     2008    97,929     10.52 - 10.76  1,039,940          0.08      1.50 - 1.85 (42.40) - (42.19)
  (Commenced on 11/7/2005 and   2007    92,419     18.27 - 18.61  1,702,253          0.64      1.50 - 1.85      2.98 - 3.34
  began transactions in 2006)   2006    59,137     17.41 - 18.08  1,057,125          1.54      1.40 - 2.30    12.59 - 13.60
LMPVIT Western Asset Variable   2009   276,974     16.27 - 18.18  4,674,261         11.36      0.95 - 1.90    52.62 - 54.08
  Global High Yield Bond        2008   269,405     10.66 - 11.80  2,965,293         11.37      0.95 - 1.90 (32.13) - (31.48)
  Sub-Account                   2007   230,195     15.71 - 16.73  3,701,261         10.61      1.25 - 1.90   (5.14) - (1.56)
  (Commenced on 11/7/2005 and   2006    77,538     15.48 - 16.73  1,265,029         11.37      1.40 - 2.30      8.13 - 9.11
  began transactions in 2006)
LMPVIT Western Asset Variable   2009    47,173       9.03 - 9.23    429,294          1.79      1.50 - 1.85    15.25 - 15.66
  Adjustable Rate Income        2008    51,320       7.83 - 7.98    404,525          5.31      1.50 - 1.85 (22.63) - (22.35)
  Sub-Account                   2007    49,988     10.12 - 10.28    508,595          9.03      1.50 - 1.85   (0.51) - (0.16)
  (Commenced on 11/7/2005 and   2006    11,506     10.04 - 10.33    117,357          9.45      1.40 - 2.25      1.79 - 2.66
  began transactions in 2006)
LMPVIT Western Asset Variable   2009 1,711,403     12.78 - 14.74 23,091,735          0.23      0.95 - 1.90   (1.66) - (0.72)
  Money Market Sub-Account      2008 1,644,399     12.99 - 14.84 22,329,431          2.36      0.95 - 1.90      0.67 - 1.63
  (Commenced on 11/7/2005 and   2007   686,199     12.91 - 14.02  9,190,782          4.77      1.25 - 1.95      0.56 - 3.34
  began transactions in 2006)   2006   340,316     11.93 - 13.35  4,420,529          3.31      1.40 - 2.30      2.26 - 3.18
Oppenheimer VA Main Street      2009   107,367     13.88 - 14.54  1,512,909          0.48      0.95 - 1.50    34.84 - 35.58
  Small Cap Sub-Account         2008    51,363     10.29 - 10.60    535,777          0.10      1.10 - 1.50 (38.93) - (38.68)
  (Commenced on 2/20/2007 and
  began transactions in 2008)

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

(3) These amounts represent the annualized contract expenses of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

FIRST METLIFE INVESTORS INSURANCE COMPANY
(a wholly-owned subsidiary of MetLife, Inc.)

Financial Statements

for the Years Ended December 31, 2009, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of First MetLife Investors Insurance
Company:

We have audited the accompanying balance sheets of First MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2009 and 2008, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009; the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008 and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2010

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)


                                                                2009         2008
                                                             ----------   ----------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at
     estimated fair value (amortized cost: $469,325 and
     $247,837, respectively)...............................  $  468,391   $  244,417
  Mortgage loans (net of valuation allowances of $196 and
     $9, respectively).....................................      29,590       19,746
  Short-term investments...................................       9,590       30,412
                                                             ----------   ----------
     Total investments.....................................     507,571      294,575
Cash and cash equivalents..................................      61,720      157,398
Accrued investment income..................................       4,930        2,279
Premiums and other receivables.............................   1,264,250      966,952
Deferred policy acquisition costs and value of business
  acquired.................................................     149,627       95,085
Current income tax recoverable.............................       6,244       23,680
Other assets...............................................      63,472       57,955
Separate account assets....................................   2,416,073    1,497,846
                                                             ----------   ----------
     Total assets..........................................  $4,473,887   $3,095,770
                                                             ==========   ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Future policy benefits.....................................  $  116,950   $   72,706
Policyholder account balances..............................   1,426,200      957,894
Other policyholder funds...................................       6,880        4,479
Deferred income tax liability..............................      62,476       78,246
Other liabilities..........................................      48,983      131,994
Separate account liabilities...............................   2,416,073    1,497,846
                                                             ----------   ----------
     Total liabilities.....................................   4,077,562    2,743,165
                                                             ----------   ----------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Common stock, par value $10 per share; 200,000 shares
  authorized, issued and outstanding.......................       2,000        2,000
Additional paid-in capital.................................     339,819      269,819
Retained earnings..........................................      55,407       83,009
Accumulated other comprehensive loss.......................        (901)      (2,223)
                                                             ----------   ----------
     Total stockholder's equity............................     396,325      352,605
                                                             ----------   ----------
     Total liabilities and stockholder's equity............  $4,473,887   $3,095,770
                                                             ==========   ==========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                 (IN THOUSANDS)


                                                         2009       2008       2007
                                                       --------   --------   --------
REVENUES
Premiums.............................................  $ 59,458   $ 28,530   $ 19,883
Universal life and investment-type product policy
  fees...............................................    39,797     37,141     32,111
Net investment income................................    20,088      9,680      7,790
Other revenues.......................................    57,461     24,128     24,917
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities......................................      (451)      (838)       (96)
  Other net investment gains (losses), net...........   (80,114)   116,115     18,115
                                                       --------   --------   --------
     Total net investment gains (losses).............   (80,565)   115,277     18,019
                                                       --------   --------   --------
     Total revenues..................................    96,239    214,756    102,720
                                                       --------   --------   --------
EXPENSES
Policyholder benefits and claims.....................    49,649     39,351     18,505
Interest credited to policyholder account balances...    65,833     25,082     26,091
Other expenses.......................................    29,198     72,681     38,703
                                                       --------   --------   --------
     Total expenses..................................   144,680    137,114     83,299
                                                       --------   --------   --------
Income (loss) before provision for income tax........   (48,441)    77,642     19,421
Provision for income tax expense (benefit)...........   (20,839)    25,699      5,282
                                                       --------   --------   --------
Net income (loss)....................................  $(27,602)  $ 51,943   $ 14,139
                                                       ========   ========   ========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                 (IN THOUSANDS)

                                                                        ACCUMULATED
                                               ADDITIONAL                  OTHER
                                      COMMON     PAID-IN    RETAINED   COMPREHENSIVE     TOTAL
                                       STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    EQUITY
                                      ------   ----------   --------   -------------   --------
Balance at December 31, 2006........  $2,000    $119,819    $ 16,925      $   352      $139,096
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1)...............                               2                          2
                                      ------    --------    --------      -------      --------
Balance at January 1, 2007..........   2,000     119,819      16,927          352       139,098
Capital contribution from MetLife,
  Inc. (Note 10)....................              50,000                                 50,000
Comprehensive income (loss):
  Net income........................                          14,139                     14,139
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                       (1,216)       (1,216)
                                                                                       --------
     Other comprehensive income
       (loss).......................                                                     (1,216)
                                                                                       --------
  Comprehensive income..............                                                     12,923
                                      ------    --------    --------      -------      --------
Balance at December 31, 2007........   2,000     169,819      31,066         (864)      202,021
Capital contribution from MetLife,
  Inc. (Note 10)....................             100,000                                100,000
Comprehensive income (loss):
  Net income........................                          51,943                     51,943
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                       (1,359)       (1,359)
                                                                                       --------
     Other comprehensive income
       (loss).......................                                                     (1,359)
                                                                                       --------
  Comprehensive income..............                                                     50,584
                                      ------    --------    --------      -------      --------
Balance at December 31, 2008........   2,000     269,819      83,009       (2,223)      352,605
Capital contribution from MetLife,
  Inc. (Note 10)....................              70,000                                 70,000
Comprehensive income (loss):
  Net loss..........................                         (27,602)                   (27,602)
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                        1,322         1,322
                                                                                       --------
     Other comprehensive income
       (loss).......................                                                      1,322
                                                                                       --------
  Comprehensive loss................                                                    (26,280)
                                      ------    --------    --------      -------      --------
Balance at December 31, 2009........  $2,000    $339,819    $ 55,407      $  (901)     $396,325
                                      ======    ========    ========      =======      ========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                 (IN THOUSANDS)


                                                         2009        2008        2007
                                                      ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)...................................  $ (27,602)  $  51,943   $  14,139
Adjustments to reconcile net income (loss) to net
  cash (used in) provided by operating activities:
     Depreciation and amortization expenses.........        664         471         279
     Amortization of premiums and accretion of
       discounts associated with investments, net...        309          48          48
     (Gains) losses from sales of investments, net..     80,565    (115,277)    (18,019)
     Interest credited to policyholder account
       balances.....................................     65,833      25,082      26,091
     Universal life and investment-type product
       policy fees..................................    (39,797)    (37,141)    (32,111)
     Change in accrued investment income............     (2,651)       (863)        (59)
     Change in premiums and other receivables.......   (393,176)   (282,799)     88,120
     Change in deferred policy acquisition costs,
       net..........................................    (54,542)     13,646     (27,671)
     Change in insurance-related liabilities........     45,765      43,207      18,300
     Change in income tax payable...................        954      34,482      21,504
     Change in other assets.........................     22,399      23,695      25,439
     Change in other liabilities....................    (83,011)    125,726      (9,250)
                                                      ---------   ---------   ---------
Net cash (used in) provided by operating
  activities........................................   (384,290)   (117,780)    106,810
                                                      ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................    178,189      35,676      26,984
     Mortgage loans.................................      1,051         154       1,619
  Purchases of:
     Fixed maturity securities......................   (401,956)   (168,181)    (39,713)
     Mortgage loans.................................    (11,037)     (4,968)     (2,248)
  Net change in short-term investments..............     20,372     (20,765)      4,498
  Other, net........................................     (6,353)     (3,210)        370
                                                      ---------   ---------   ---------
Net cash used in investing activities...............   (219,734)   (161,294)     (8,490)
                                                      ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................    647,550     471,235     629,401
     Withdrawals....................................   (209,204)   (174,938)   (767,188)
  Capital contribution from MetLife, Inc. ..........     70,000     100,000      50,000
                                                      ---------   ---------   ---------
Net cash provided by (used in) financing
  activities........................................    508,346     396,297     (87,787)
                                                      ---------   ---------   ---------
Change in cash and cash equivalents.................    (95,678)    117,223      10,533
Cash and cash equivalents, beginning of year........    157,398      40,175      29,642
                                                      ---------   ---------   ---------
CASH AND CASH EQUIVALENTS, END OF YEAR..............  $  61,720   $ 157,398   $  40,175
                                                      =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash refunded during the year for:
     Income tax.....................................  $ (21,792)  $  (8,783)  $ (15,893)
                                                      =========   =========   =========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company, is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2009 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach and (iii) the cost approach. The Company

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity Securities. The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. This interest income is recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss).

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, which are classified as fixed maturity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

               (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

               (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

               (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

               (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          The cost or amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include trust preferred securities. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

     When available, the estimated fair value of the Company's fixed maturity securities is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2009 and 2008.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, to manage risks relating to its ongoing business. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the financial statements of the Company from that previously reported.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets. The Company had no fair value hedges during the years ended December 31, 2009, 2008 and 2007.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets. The Company had no cash flow hedges during the years ended December 31, 2009, 2008 and 2007.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $2,949 thousand at December 31, 2009. There was no cost basis of computer software at December 31, 2008. Accumulated amortization of capitalized software was $36 thousand at December 31, 2009. There was no accumulated amortization of capitalized software at December 31, 2008. Related amortization expense was $36 thousand for the year ended December 31, 2009. There was no related amortization expense for each of the years ended December 31, 2008 and 2007.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past acquisitions is amortized over its useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA to determine the recoverability of these balances.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment test, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     During the 2009 impairment test of goodwill, management concluded that the fair value was in excess of the carrying value and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


goodwill during the years ended December 31, 2008 and 2007. Goodwill was $177 thousand at both December 31, 2009 and 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities are approximately 5%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 6%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities and premiums received in advance.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity securities.

     The Company had no net cumulative effect adjustment of adopting the OTTI guidance to retained earnings to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009.

     The adoption of the OTTI guidance had no impact on the Company's pre-tax earnings for the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $4,200 thousand ($2,730 thousand, net of income tax) and was recognized as a change in estimate in the accompanying statements of operations where it was presented in the respective statements of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


in significant volatility in the Company's net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements. This adoption did not have any other material impact on the Company's financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate net asset value ("NAV") per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its financial statements.

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized a $2 thousand decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption, the Company did not have any unrecognized tax benefits.

     The following new pronouncement had no material impact on the Company's financial statements:

     - Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds). The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements.

2.  INVESTMENTS

  FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                             DECEMBER 31, 2009
                                        -----------------------------------------------------------
                                                         GROSS UNREALIZED
                                         COST OR    --------------------------
                                        AMORTIZED             TEMPORARY   OTTI    ESTIMATED    % OF
                                           COST       GAIN       LOSS     LOSS   FAIR VALUE   TOTAL
                                        ---------   -------   ---------   ----   ----------   -----
                                                               (IN THOUSANDS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............   $188,931   $10,328    $   608     $--    $198,651     42.4%
Foreign corporate securities..........     92,916     5,920        524      --      98,312     21.0
RMBS..................................     79,688     1,137      5,272      --      75,553     16.1
U.S. Treasury and agency securities...     58,640        49     12,834      --      45,855      9.8
CMBS..................................     21,342       118        176      --      21,284      4.6
ABS...................................     13,446       439          1      --      13,884      3.0
State and political subdivision
  securities..........................      7,947       171         28      --       8,090      1.7
Foreign government securities.........      6,415       347         --      --       6,762      1.4
                                         --------   -------    -------     ---    --------    -----
Total fixed maturity securities (1)...   $469,325   $18,509    $19,443     $--    $468,391    100.0%
                                         ========   =======    =======     ===    ========    =====


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2008
                                           --------------------------------------------------
                                            COST OR     GROSS UNREALIZED
                                           AMORTIZED   -----------------    ESTIMATED    % OF
                                              COST       GAIN      LOSS    FAIR VALUE   TOTAL
                                           ---------   -------   -------   ----------   -----
                                                             (IN THOUSANDS)
FIXED MATURITY SECURITIES:
U.S. corporate securities................   $ 69,472   $ 2,209   $ 5,864    $ 65,817     27.0%
Foreign corporate securities.............     12,825        18     3,215       9,628      3.9
RMBS.....................................     37,550       793     6,504      31,839     13.0
U.S. Treasury and agency securities......    115,118    10,738       409     125,447     51.3
CMBS.....................................     10,348        --       586       9,762      4.0
ABS......................................      1,983        --       670       1,313      0.5
State and political subdivision
  securities.............................         --        --        --          --       --
Foreign government securities............        541        82        12         611      0.3
                                            --------   -------   -------    --------    -----
Total fixed maturity securities (1)......   $247,837   $13,840   $17,260    $244,417    100.0%
                                            ========   =======   =======    ========    =====



--------

   (1) At the time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities held by the Company and included within fixed maturity securities (within foreign corporate securities) at December 31, 2009 and 2008 had an estimated fair value of $3,029 thousand and $3,392 thousand, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $18,009 thousand and $4,721 thousand at December 31, 2009 and 2008, respectively. These securities had a net unrealized gain (loss) of $608 thousand and ($1,018) thousand at December 31, 2009 and 2008, respectively.

     Non-Income Producing Fixed Maturity Securities. There were no non-income producing fixed maturity securities at both December 31, 2009 and 2008.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. There were no fixed maturity securities credit enhanced by financial guarantee insurers at both December 31, 2009 and 2008.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $45,855 thousand and $125,447 thousand at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 2% of total investments. The tables below

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN THOUSANDS)
Corporate fixed maturity securities -- by
  industry type:
  Foreign (1)...............................   $ 98,312     33.1%    $ 9,628     12.8%
  Industrial................................     64,926     21.9      13,986     18.5
  Consumer..................................     60,126     20.2      23,292     30.9
  Utility...................................     39,703     13.4      17,076     22.6
  Communications............................     16,955      5.7       3,855      5.1
     Finance................................     16,941      5.7       7,608     10.1
                                               --------    -----     -------    -----
       Total................................   $296,963    100.0%    $75,445    100.0%
                                               ========    =====     =======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                                   2009                       2008
                                         ------------------------   ------------------------
                                          ESTIMATED    % OF TOTAL    ESTIMATED    % OF TOTAL
                                         FAIR VALUE   INVESTMENTS   FAIR VALUE   INVESTMENTS
                                         ----------   -----------   ----------   -----------
                                                            (IN THOUSANDS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer..    $ 9,000         1.8%       $ 3,023        1.0%
  Holdings in ten issuers with the
     largest exposures.................    $73,499        14.5%       $23,680        8.0%

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated National Association of Insurance Commissioners ("NAIC") 1 at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN THOUSANDS)
By security type:
  Pass-through securities...................    $59,989     79.4%    $18,033     56.6%
  Collateralized mortgage obligations.......     15,564     20.6      13,806     43.4
                                                -------    -----     -------    -----
     Total RMBS.............................    $75,553    100.0%    $31,839    100.0%
                                                =======    =====     =======    =====
By risk profile:
  Agency....................................    $62,914     83.3%    $20,855     65.5%
  Prime.....................................     12,639     16.7      10,984     34.5
                                                -------    -----     -------    -----
     Total RMBS.............................    $75,553    100.0%    $31,839    100.0%
                                                =======    =====     =======    =====
Portion rated Aaa/AAA (1)...................    $62,914     83.3%    $31,839    100.0%
                                                =======    =====     =======    =====
Portion rated NAIC 1 (2)....................    $75,553    100.0%    $31,839    100.0%
                                                =======    =====     =======    =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating of 83.3% at December 31, 2009 as compared to 100% at December 31, 2008. The Company did not hold any Alt-A securities at both December 31, 2009 and 2008.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $21,284 thousand and $9,762 thousand at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and no exposure to holdings of commercial real estate collateralized debt obligations securities at both December 31, 2009 and 2008.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN THOUSANDS)
2003 & Prior................................    $10,486     49.3%    $8,659      88.7%
2004........................................      9,729     45.7      1,103      11.3
2005........................................      1,069      5.0         --        --
2006 through 2009...........................         --       --         --        --
                                                -------    -----     ------     -----
Total.......................................    $21,284    100.0%    $9,762     100.0%
                                                =======    =====     ======     =====




                                                            DECEMBER 31,
                                                  -------------------------------
                                                       2009             2008
                                                  --------------   --------------
                                                            % OF             % OF
                                                  AMOUNT   TOTAL   AMOUNT   TOTAL
                                                  ------   -----   ------   -----
                                                           (IN THOUSANDS)
Net unrealized loss.............................    $58             $586
Rated Aaa/AAA...................................            100%             100%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $13,884 thousand and $1,313 thousand at estimated fair value at December 31, 2009 and 2008, respectively. At both December 31, 2009 and 2008, all of the Company's ABS, by collateral type, were collateralized credit card receivables.

     All the Company's ABS holdings at both December 31, 2009 and 2008 were rated Aaa/AAA based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009. Also, at both December 31, 2009 and 2008, all the Company's ABS holdings were rated NAIC 1 based on rating agency designations and equivalent ratings of the NAIC.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2009                     2008
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN THOUSANDS)
Due in one year or less.................   $  1,003    $  1,033     $  5,718    $  5,772
Due after one year through five years...     79,487      84,085       17,303      15,197
Due after five years through ten years..    202,424     212,630       98,789      98,189
Due after ten years.....................     71,935      59,922       76,146      82,345
                                           --------    --------     --------    --------
  Subtotal..............................    354,849     357,670      197,956     201,503
RMBS, CMBS and ABS......................    114,476     110,721       49,881      42,914
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $469,325    $468,391     $247,837    $244,417
                                           ========    ========     ========    ========



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities included consideration of its intent and ability to hold a particular fixed maturity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost.

     With respect to perpetual hybrid securities, which are classified as fixed maturity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                      2009     2008      2007
                                                     -----   -------   -------
                                                           (IN THOUSANDS)
Fixed maturity securities that were temporarily
  impaired.........................................  $(934)  $(3,420)  $(1,441)
Short-term investments.............................   (452)       --        --
Amounts allocated from DAC and VOBA................     --        --       112
Deferred income tax benefit (expense)..............    485     1,197       465
                                                     -----   -------   -------
Net unrealized investment gains (losses)...........  $(901)  $(2,223)  $  (864)
                                                     =====   =======   =======



     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2009      2008      2007
                                                    -------   -------   -------
                                                           (IN THOUSANDS)
Balance, beginning of period......................  $(2,223)  $  (864)  $   352
Unrealized investment gains (losses) during the
  year............................................    2,034    (1,979)   (2,112)
Unrealized investment gains (losses) relating to
  DAC and VOBA....................................       --      (112)      241
Deferred income tax benefit (expense).............     (712)      732       655
                                                    -------   -------   -------
Balance, end of period............................  $  (901)  $(2,223)  $  (864)
                                                    =======   =======   =======
Change in net unrealized investment gains
  (losses)........................................  $ 1,322   $(1,359)  $(1,216)
                                                    =======   =======   =======



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                DECEMBER 31, 2009
                                   ---------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                                                       THAN
                                     LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                   -----------------------   -----------------------   -----------------------
                                                   GROSS                     GROSS                     GROSS
                                    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                   FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                   ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities........   $ 40,819      $  452       $ 3,192      $   156     $ 44,011      $   608
Foreign corporate securities.....      6,873         124         3,029          400        9,902          524
RMBS.............................     25,763         234        12,639        5,038       38,402        5,272
U.S. Treasury and agency
  securities.....................     20,641       2,999        24,481        9,835       45,122       12,834
CMBS.............................     11,737         176            --           --       11,737          176
ABS..............................         --          --         1,991            1        1,991            1
State and political subdivision
  securities.....................      1,972          28            --           --        1,972           28
Foreign government securities....         --          --            --           --           --           --
                                    --------      ------       -------      -------     --------      -------
  Total fixed maturity
     securities..................   $107,805      $4,013       $45,332      $15,430     $153,137      $19,443
                                    ========      ======       =======      =======     ========      =======
Total number of securities in an
  unrealized loss position.......         27                        11
                                    ========                   =======




                                                                 DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                                                        THAN
                                      LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                    -----------------------   -----------------------   -----------------------
                                                    GROSS                     GROSS                     GROSS
                                     ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                    FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.........    $24,070      $3,383       $12,358      $ 2,481     $ 36,428      $ 5,864
Foreign corporate securities......      4,823         594         2,732        2,621        7,555        3,215
RMBS..............................         --          --        10,984        6,504       10,984        6,504
U.S. Treasury and agency
  securities......................     34,125         409            --           --       34,125          409
CMBS..............................      9,761         586            --           --        9,761          586
ABS...............................      1,313         670            --           --        1,313          670
State and political subdivision
  securities......................         --          --            --           --           --           --
Foreign government securities.....         91          12            --           --           91           12
                                      -------      ------       -------      -------     --------      -------
  Total fixed maturity
     securities...................    $74,183      $5,654       $26,074      $11,606     $100,257      $17,260
                                      =======      ======       =======      =======     ========      =======
Total number of securities in an
  unrealized loss position........         39                        16
                                      =======                   =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                           DECEMBER 31, 2009
                                    --------------------------------------------------------------
                                     COST OR AMORTIZED      GROSS UNREALIZED         NUMBER OF
                                            COST                  LOSS              SECURITIES
                                    -------------------   -------------------   ------------------
                                    LESS THAN    20% OR   LESS THAN    20% OR   LESS THAN   20% OR
                                       20%        MORE       20%        MORE       20%       MORE
                                    ---------   -------   ---------   -------   ---------   ------
                                              (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............   $ 99,513   $12,304     $1,501    $ 2,511       27         1
Six months or greater but less
  than nine months................         --    44,621         --     13,096       --         2
Nine months or greater but less
  than twelve months..............         --        --         --         --       --        --
Twelve months or greater..........      8,770     7,372        557      1,778        8         1
                                     --------   -------     ------    -------
  Total...........................   $108,283   $64,297     $2,058    $17,385
                                     ========   =======     ======    =======
Percentage of cost or amortized
  cost............................                               2%        27%
                                                            ======    =======




                                                            DECEMBER 31, 2008
                                     --------------------------------------------------------------
                                      COST OR AMORTIZED      GROSS UNREALIZED         NUMBER OF
                                             COST                  LOSS              SECURITIES
                                     -------------------   -------------------   ------------------
                                     LESS THAN    20% OR   LESS THAN    20% OR   LESS THAN   20% OR
                                        20%        MORE       20%        MORE       20%       MORE
                                     ---------   -------   ---------   -------   ---------   ------
                                               (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............   $53,794    $35,449     $1,567    $12,817       15        18
Six months or greater but less than
  nine months......................    12,057      1,996        961        696       10         1
Nine months or greater but less
  than twelve months...............     5,506         --        568         --        5        --
Twelve months or greater...........     8,715         --        651         --        6        --
                                      -------    -------     ------    -------
  Total............................   $80,072    $37,445     $3,747    $13,513
                                      =======    =======     ======    =======
Percentage of cost or amortized
  cost.............................                               5%        36%
                                                             ======    =======



  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


$19,443 thousand and $17,260 thousand at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                               DECEMBER 31,
                                                               ------------
                                                               2009    2008
                                                               ----    ----
SECTOR:
  U.S. Treasury and agency securities........................    66%      2%
  RMBS.......................................................    27      38
  U.S. corporate securities..................................     3      34
  Foreign corporate securities...............................     3      19
  CMBS.......................................................     1       3
  ABS........................................................    --       4
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  U.S. Treasury and agency securities........................    66%      2%
  Mortgage-backed............................................    28      41
  Finance....................................................     3      29
  Consumer...................................................     1      11
  Utility....................................................     1       9
  Asset-backed...............................................    --       4
  Other......................................................     1       4
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity securities with a gross unrealized loss of greater than $1 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                 DECEMBER 31,
                                                           -----------------------
                                                             2009            2008
                                                           -------          ------
                                                             (IN THOUSANDS,EXCEPT
                                                             NUMBER OF SECURITIES)
Number of securities.....................................        3               3
Total gross unrealized loss..............................  $17,848          $7,736
Percentage of total gross unrealized loss................       92%             45%


     The fixed maturity securities, each with a gross unrealized loss greater than $1 million, increased $10,112 thousand during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the increase in gross unrealized losses for the year ended December 31, 2009 being primarily attributable to a rise in interest rates after the purchase of certain U.S. Treasury securities, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured.

     The components of net investment gains (losses) are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
Total losses on fixed maturity securities:
Total OTTI losses recognized....................  $   (451)  $   (838)  $   (96)
  Less: Noncredit portion of OTTI losses
     transferred to and recognized in other
     comprehensive loss.........................        --         --        --
                                                  --------   --------   -------
     Net OTTI losses on fixed maturity
       securities recognized in earnings........      (451)      (838)      (96)
     Fixed maturity securities -- net gains
       (losses) on sales and disposals..........    (1,508)        61      (515)
                                                  --------   --------   -------
       Total losses on fixed maturity
          securities............................    (1,959)      (777)     (611)
                                                  --------   --------   -------
Other net investment gains (losses):
  Mortgage loans................................      (187)        (9)       --
  Freestanding derivatives......................        --         --        23
  Embedded derivatives..........................   (78,406)   116,055    17,970
  Other.........................................       (13)         8       637
                                                  --------   --------   -------
       Total net investment gains (losses)......  $(80,565)  $115,277   $18,019
                                                  ========   ========   =======



     See Note 7 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2009       2008      2007
                                                   --------   -------   -------
                                                          (IN THOUSANDS)
Proceeds.........................................  $162,029   $28,054   $17,988
                                                   ========   =======   =======
Gross investment gains...........................  $  1,636   $   881   $    81
                                                   --------   -------   -------
Gross investment losses..........................    (3,144)     (820)     (596)
                                                   --------   -------   -------
Total OTTI losses recognized in earnings:
     Credit-related..............................      (451)     (838)      (96)
                                                   --------   -------   -------
  Net investment gains (losses)..................  $ (1,959)  $  (777)  $  (611)
                                                   ========   =======   =======



     The Company periodically disposes of fixed maturity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                             (IN THOUSANDS)
U.S. and foreign corporate securities:
  Finance.............................................  $451      $838       $--
  Industrial..........................................    --        --        96
                                                        ----      ----       ---
     Total............................................  $451      $838       $96
                                                        ====      ====       ===



  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2009     2008     2007
                                                     -------   ------   ------
                                                           (IN THOUSANDS)
Fixed maturity securities..........................  $18,926   $8,272   $6,073
Mortgage loans.....................................    1,320      863      851
Cash, cash equivalents and short-term investments..      234      694      992
Other..............................................       --        1        1
                                                     -------   ------   ------
  Total investment income..........................   20,480    9,830    7,917
Less: Investment expenses..........................      392      150      127
                                                     -------   ------   ------
  Net investment income............................  $20,088   $9,680   $7,790
                                                     =======   ======   ======



     Affiliated investment expenses, included in the table above, were $382 thousand, $143 thousand and $126 thousand for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  INVESTED ASSETS ON DEPOSIT

     The invested assets on deposit with regulatory agencies with an estimated fair value of $1,143 thousand and $1,273 thousand at December 31, 2009 and 2008, respectively, consisted primarily of fixed maturity securities.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                           DECEMBER 31,
                                               -----------------------------------
                                                     2009               2008
                                               ----------------   ----------------
                                               CARRYING    % OF   CARRYING    % OF
                                                 VALUE    TOTAL     VALUE    TOTAL
                                               --------   -----   --------   -----
                                                          (IN THOUSANDS)
Mortgage loans:
Commercial mortgage loans....................   $20,949    70.3%   $10,852    54.9%
Agricultural mortgage loans..................     8,837    29.7      8,903    45.1
                                                -------   -----    -------   -----
  Total mortgage loans.......................    29,786   100.0%    19,755   100.0%
                                                          =====              =====
Less: Valuation allowances...................       196                  9
                                                -------            -------
  Total mortgage loans, net..................   $29,590            $19,746
                                                =======            =======



     Mortgage loans are collateralized by properties located in the United States. The carrying value of the Company's mortgage loans located in California, Alabama and Washington were 44%, 7% and 7% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding valuation allowances on mortgage loans is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2009      2008      2007
                                                         ----      ----      ----
                                                              (IN THOUSANDS)
Balance, January 1, ...................................  $  9       $--       $--
Additions..............................................   187         9        --
Deductions.............................................    --        --        --
                                                         ----       ---       ---
Balance, December 31, .................................  $196       $ 9       $--
                                                         ====       ===       ===



     The Company had no impaired mortgage loans, no restructured loans, no loans 90 days or more past due and no loans in foreclosure at both December 31, 2009 and 2008.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2009                     2008
                                            ----------------------   ----------------------
                                                         MAXIMUM                  MAXIMUM
                                            CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                             AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                            --------   -----------   --------   -----------
                                                             (IN THOUSANDS)
Fixed maturity securities available-for-
  sale:
  U.S. corporate securities...............   $5,339       $5,339        $--         $--


--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $9,590 thousand and $9,926 thousand, respectively, in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $116 thousand, $291 thousand and $498 thousand for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company did not transfer any invested assets to or from affiliates during the years ended December 31, 2009, 2008 and 2007.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  HEDGING

     Excluding embedded derivatives, there were no derivative financial instruments outstanding at December 31, 2009 and 2008.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company did not recognize net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2009. The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2008. The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of ($14) thousand for the year ended December 31, 2007.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into credit default swaps to economically hedge exposure to adverse movements in credit.

     At December 31, 2009 and 2008, there were no gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments. At December 31, 2007, there was $36 thousand of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     At both December 31, 2009 and 2008, the Company was not required to pledge and was not entitled to receive any collateral related to derivative instruments.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                             DECEMBER 31,
                                                         -------------------
                                                           2009       2008
                                                         --------   --------
                                                            (IN THOUSANDS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits....................  $ 45,751   $141,581
Net embedded derivatives within liability host
  contracts:
  Direct guaranteed minimum benefits...................  $(13,466)  $ 10,311


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
Net investment gains (losses) (1),(2)...........  $(78,406)  $116,055   $17,970


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31,

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       2009 and 2008 were gains (losses) of ($20,155) thousand and $22,080 thousand, respectively, in connection with this adjustment.

   (2) See Note 7 for discussion of affiliated net investment gains (losses) included in the table above.

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                NOTIONAL    CARRYING     ESTIMATED
DECEMBER 31, 2009                                AMOUNT       VALUE     FAIR VALUE
-----------------                               --------   ----------   ----------
                                                          (IN THOUSANDS)
Assets
  Fixed maturity securities...................             $  468,391   $  468,391
  Mortgage loans..............................             $   29,590   $   30,126
  Short-term investments......................             $    9,590   $    9,590
  Cash and cash equivalents...................             $   61,720   $   61,720
  Accrued investment income...................             $    4,930   $    4,930
  Premiums and other receivables (1)..........             $1,147,925   $1,113,488
  Separate account assets.....................             $2,416,073   $2,416,073
  Net embedded derivatives within asset host
     contracts (2)............................             $   45,751   $   45,751
Liabilities
  Policyholder account balances (1)...........             $1,390,209   $1,351,802
  Net embedded derivatives within liability
     host contracts (2).......................             $  (13,466)  $  (13,466)
Commitments (3)
  Commitments to fund private corporate bond
     investments..............................   $5,000    $       --   $       --

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                        CARRYING     ESTIMATED
DECEMBER 31, 2008                                         VALUE     FAIR VALUE
-----------------                                      ----------   ----------
                                                            (IN THOUSANDS)
Assets
  Fixed maturity securities..........................  $  244,417   $  244,417
  Mortgage loans.....................................  $   19,746   $   19,811
  Short-term investments.............................  $   30,412   $   30,412
  Cash and cash equivalents..........................  $  157,398   $  157,398
  Accrued investment income..........................  $    2,279   $    2,279
  Premiums and other receivables (1).................  $  792,787   $  673,869
  Separate account assets............................  $1,497,846   $1,497,846
  Net embedded derivatives within asset host
     contracts (2)...................................  $  141,581   $  141,581
Liabilities
  Policyholder account balances (1)..................  $  902,463   $  749,370
  Net embedded derivatives within liability host
     contracts (2)...................................  $   10,311   $   10,311


--------

   (1) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Commitments are off-balance sheet obligations.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities -- When available, the estimated fair value of the Company's fixed maturity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets are based on the

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included mutual funds in the amount of $1,497,846 thousand in Level 2 of the fair value hierarchy which were previously included in Level 1.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's claims paying ability.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance contracts related to such variable annuity guarantees. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                              DECEMBER 31, 2009
                                     ------------------------------------------------------------------
                                        FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------------
                                      QUOTED PRICES IN
                                     ACTIVE MARKETS FOR   SIGNIFICANT OTHER    SIGNIFICANT
                                      IDENTICAL ASSETS        OBSERVABLE      UNOBSERVABLE      TOTAL
                                       AND LIABILITIES          INPUTS           INPUTS       ESTIMATED
                                          (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                     ------------------   -----------------   ------------   ----------
                                                               (IN THOUSANDS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities........        $    --            $  190,515        $  8,136     $  198,651
  Foreign corporate securities.....             --                97,023           1,289         98,312
  RMBS.............................             --                75,553              --         75,553
  U.S. Treasury and agency
     securities....................         40,882                 4,973              --         45,855
  CMBS.............................             --                21,284              --         21,284
  ABS..............................             --                13,884              --         13,884
  State and political subdivision
     securities....................             --                 8,090              --          8,090
  Foreign government securities....             --                 6,762              --          6,762
                                           -------            ----------        --------     ----------
     Total fixed maturity
       securities..................         40,882               418,084           9,425        468,391
                                           -------            ----------        --------     ----------
Short-term investments.............             --                 9,590              --          9,590
Net embedded derivatives within
  asset host contracts (1).........             --                    --          45,751         45,751
Separate account assets (2)........             --             2,416,073              --      2,416,073
                                           -------            ----------        --------     ----------
  Total assets.....................        $40,882            $2,843,747        $ 55,176     $2,939,805
                                           =======            ==========        ========     ==========
LIABILITIES
Net embedded derivatives within
  liability host contracts (1).....        $    --            $       --        $(13,466)    $  (13,466)
                                           =======            ==========        ========     ==========


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                     ------------------------------------------------------------------
                                        FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------------
                                      QUOTED PRICES IN
                                     ACTIVE MARKETS FOR   SIGNIFICANT OTHER    SIGNIFICANT
                                      IDENTICAL ASSETS        OBSERVABLE      UNOBSERVABLE      TOTAL
                                       AND LIABILITIES          INPUTS           INPUTS       ESTIMATED
                                          (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                     ------------------   -----------------   ------------   ----------
                                                               (IN THOUSANDS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities........      $       --            $ 64,511         $  1,306     $   65,817
  Foreign corporate securities.....              --               7,956            1,672          9,628
  RMBS.............................              --              31,839               --         31,839
  U.S. Treasury and agency
     securities....................         119,492               5,955               --        125,447
  CMBS.............................              --               9,762               --          9,762
  ABS..............................              --               1,313               --          1,313
  Foreign government securities....              --                 611               --            611
                                         ----------            --------         --------     ----------
     Total fixed maturity
       securities..................         119,492             121,947            2,978        244,417
                                         ----------            --------         --------     ----------
Short-term investments.............           5,996              24,416               --         30,412
Net embedded derivatives within
  asset host contracts (1).........              --                  --          141,581        141,581
Separate account assets (2)........       1,497,846                  --               --      1,497,846
                                         ----------            --------         --------     ----------
  Total assets.....................      $1,623,334            $146,363         $144,559     $1,914,256
                                         ==========            ========         ========     ==========
LIABILITIES
Net embedded derivatives within
  liability host contracts (1).....      $       --            $     --         $ 10,311     $   10,311
                                         ==========            ========         ========     ==========



--------

   (1) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (2) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and certain short-term money market securities.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, foreign government securities, state and political subdivision securities and ABS. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. Separate account assets classified within this level are generally similar to those classified within this

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


             level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                   ---------------------------------------------------------------------------------------
                                                            TOTAL
                                                     REALIZED/UNREALIZED
                                                        GAINS (LOSSES)
                                                         INCLUDED IN:
                                                    --------------------- PURCHASES,
                                                                  OTHER     SALES,    TRANSFER
                    BALANCE,                                   COMPREHEN-  ISSUANCES     IN
                    DECEMBER   IMPACT OF                          SIVE        AND    AND/OR OUT  BALANCE,
                       31,     ADOPTION   BALANCE,   EARNINGS    INCOME     SETTLE-  OF LEVEL 3  DECEMBER
                      2007        (2)    JANUARY 1,   (3, 4)     (LOSS)    MENTS (5)     (6)        31,
                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                        (IN THOUSANDS)

FOR THE YEAR ENDED
  DECEMBER 31,
  2009:
Fixed maturity
  securities:
  U.S. corporate
     securities...                        $  1,306   $     19     $  26     $6,785      $ --     $  8,136
  Foreign
     corporate
     securities...                           1,672        (90)      657       (950)       --        1,289
                                          --------   --------     -----     ------      ----     --------
     Total fixed
       maturity
       securi-
       ties.......                        $  2,978   $    (71)    $ 683     $5,835      $ --     $  9,425
                                          ========   ========     =====     ======      ====     ========
Net embedded
  derivatives
  (7).............                        $131,270   $(77,960)    $  --     $5,907      $ --     $ 59,217
FOR THE YEAR ENDED
  DECEMBER 31,
  2008:
Fixed maturity
  securities......   $ 3,914    $   --    $  3,914   $   (932)    $(795)    $  (74)     $865     $  2,978
Net embedded
  derivatives
  (7).............   $12,000    $6,200    $ 18,200   $109,855     $  --     $3,215      $ --     $131,270


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $6,200 thousand increase to net assets. Such amount was also impacted by a decrease to DAC of $2,000 thousand for a total impact of $4,200 thousand on Level 3 assets and liabilities and also reflects the total net impact of the adoption.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                       TOTAL GAINS AND LOSSES
                                               --------------------------------------
                                                CLASSIFICATION OF REALIZED/UNREALIZED
                                                 GAINS (LOSSES) INCLUDED IN EARNINGS
                                               --------------------------------------
                                                   NET            NET
                                               INVESTMENT     INVESTMENT
                                                 INCOME     GAINS (LOSSES)     TOTAL
                                               ----------   --------------   --------
                                                           (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities..................     $ 19         $     --      $     19
  Foreign corporate securities...............      (23)             (67)          (90)
                                                  ----         --------      --------
     Total fixed maturity securities.........     $ (4)        $    (67)     $    (71)
                                                  ====         ========      ========
Net embedded derivatives.....................     $ --         $(77,960)     $(77,960)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities....................     $(94)        $   (838)     $   (932)
Net embedded derivatives.....................     $ --         $109,855      $109,855


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                CHANGES IN UNREALIZED GAINS (LOSSES)
                                                 RELATING TO ASSETS AND LIABILITIES
                                                               HELD AT
                                                     DECEMBER 31, 2009 AND 2008
                                               --------------------------------------
                                                   NET            NET
                                               INVESTMENT     INVESTMENT
                                                 INCOME     GAINS (LOSSES)     TOTAL
                                               ----------   --------------   --------
                                                           (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities..................     $ 19         $     --      $     19
                                                  ----         --------      --------
     Total fixed maturity securities.........     $ 19         $     --      $     19
                                                  ====         ========      ========
Net embedded derivatives.....................     $ --         $(77,350)     $(77,350)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities....................     $(94)        $   (838)     $   (932)
Net embedded derivatives.....................     $ --         $109,941      $109,941

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                      DAC     VOBA     TOTAL
                                                   --------   ----   --------
                                                         (IN THOUSANDS)
Balance at January 1, 2007.......................  $ 80,212   $719   $ 80,931
  Capitalizations................................    49,418     --     49,418
                                                   --------   ----   --------
     Subtotal....................................   129,630    719    130,349
                                                   --------   ----   --------
  Less: Amortization related to:
  Net investment gains (losses)..................     4,051      1      4,052
  Other expenses.................................    17,481    215     17,696
                                                   --------   ----   --------
     Total amortization..........................    21,532    216     21,748
                                                   --------   ----   --------
  Less: Unrealized investment gains (losses).....      (236)    (5)      (241)
                                                   --------   ----   --------
Balance at December 31, 2007.....................   108,334    508    108,842
  Capitalizations................................    37,307     --     37,307
                                                   --------   ----   --------
     Subtotal....................................   145,641    508    146,149
                                                   --------   ----   --------
  Less: Amortization related to:
  Net investment gains (losses)..................    24,850     --     24,850
  Other expenses.................................    25,951    151     26,102
                                                   --------   ----   --------
     Total amortization..........................    50,801    151     50,952
                                                   --------   ----   --------
  Less: Unrealized investment gains (losses).....       112     --        112
                                                   --------   ----   --------
Balance at December 31, 2008.....................    94,728    357     95,085
  Capitalizations................................    52,762     --     52,762
                                                   --------   ----   --------
     Subtotal....................................   147,490    357    147,847
                                                   --------   ----   --------
  Less: Amortization related to:
  Net investment gains (losses)..................   (18,120)    --    (18,120)
  Other expenses.................................    16,295     45     16,340
                                                   --------   ----   --------
     Total amortization..........................    (1,825)    45     (1,780)
                                                   --------   ----   --------
Balance at December 31, 2009.....................  $149,315   $312   $149,627
                                                   ========   ====   ========



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $98 thousand in 2010, $63 thousand in 2011, $56 thousand in 2012, $38 thousand in 2013 and $13 thousand in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the VODA, which is reported in other assets, is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2009      2008      2007
                                                   -------   -------   -------
                                                          (IN THOUSANDS)
Balance at January 1, ...........................  $18,751   $19,222   $19,501
Amortization.....................................     (629)     (471)     (279)
                                                   -------   -------   -------
Balance at December 31, .........................  $18,122   $18,751   $19,222
                                                   =======   =======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $807 thousand in 2010, $969 thousand in 2011, $1,121 thousand in 2012, $1,251 thousand in 2013 and $1,359 thousand in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2009      2008      2007
                                                   -------   -------   -------
                                                          (IN THOUSANDS)
Balance at January 1, ...........................  $38,082   $37,665   $32,061
Capitalization...................................    7,354     7,104     9,034
Amortization.....................................   (3,465)   (6,687)   (3,430)
                                                   -------   -------   -------
Balance at December 31, .........................  $41,971   $38,082   $37,665
                                                   =======   =======   =======



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $2,416,073 thousand and $1,497,846 thousand at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $39,142 thousand, $31,116 thousand and $25,408 thousand for the years ended December 31, 2009, 2008 and 2007, respectively.

     For each of the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2009                             2008
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN THOUSANDS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..........    $1,028,705              N/A       $ 601,948              N/A
Net amount at risk (2)..........    $   63,799 (3)          N/A       $ 189,137 (3)          N/A
Average attained age of
  contractholders...............      62 years              N/A        62 years              N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........    $1,430,326       $1,957,448       $ 934,911       $1,178,858
Net amount at risk (2)..........    $  200,672 (3)   $  392,497 (4)   $ 423,636 (3)   $  587,515 (4)
Average attained age of
  contractholders...............      62 years         61 years        62 years         61 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                     ANNUITY CONTRACTS
                                                --------------------------
                                                GUARANTEED     GUARANTEED
                                                   DEATH     ANNUITIZATION
                                                 BENEFITS       BENEFITS      TOTAL
                                                ----------   -------------   -------
                                                           (IN THOUSANDS)
DIRECT
Balance, at January 1, 2007...................    $   828       $ 1,159      $ 1,987
  Incurred guaranteed benefits................        406         1,285        1,691
  Paid guaranteed benefits....................        (19)           --          (19)
                                                  -------       -------      -------
Balance, at December 31, 2007.................      1,215         2,444        3,659
  Incurred guaranteed benefits................      4,939        17,348       22,287
  Paid guaranteed benefits....................     (2,066)           --       (2,066)
                                                  -------       -------      -------
Balance, at December 31, 2008.................      4,088        19,792       23,880
  Incurred guaranteed benefits................      2,933            19        2,952
  Paid guaranteed benefits....................     (5,531)           --       (5,531)
                                                  -------       -------      -------
Balance, at December 31, 2009.................    $ 1,490       $19,811      $21,301
                                                  =======       =======      =======
CEDED
Balance, at January 1, 2007...................    $   828       $ 1,159      $ 1,987
  Incurred guaranteed benefits................        406          (715)        (309)
  Paid guaranteed benefits....................        (19)           --          (19)
                                                  -------       -------      -------
Balance, at December 31, 2007.................      1,215           444        1,659
  Incurred guaranteed benefits................      4,939         6,091       11,030
  Paid guaranteed benefits....................     (2,066)           --       (2,066)
                                                  -------       -------      -------
Balance, at December 31, 2008.................      4,088         6,535       10,623
  Incurred guaranteed benefits................      2,933           209        3,142
  Paid guaranteed benefits....................     (5,531)           --       (5,531)
                                                  -------       -------      -------
Balance, at December 31, 2009.................    $ 1,490       $ 6,744      $ 8,234
                                                  =======       =======      =======
NET
Balance, at January 1, 2007...................    $    --       $    --      $    --
  Incurred guaranteed benefits................         --         2,000        2,000
  Paid guaranteed benefits....................         --            --           --
                                                  -------       -------      -------
Balance, at December 31, 2007.................         --         2,000        2,000
  Incurred guaranteed benefits................         --        11,257       11,257
  Paid guaranteed benefits....................         --            --           --
                                                  -------       -------      -------
Balance, at December 31, 2008.................         --        13,257       13,257
  Incurred guaranteed benefits................         --          (190)        (190)
  Paid guaranteed benefits....................         --            --           --
                                                  -------       -------      -------
Balance, at December 31, 2009.................    $    --       $13,067      $13,067
                                                  =======       =======      =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                       -----------------------
                                                          2009         2008
                                                       ----------   ----------
                                                            (IN THOUSANDS)
Fund Groupings:
  Equity.............................................  $1,248,876   $  951,796
  Balanced...........................................     863,538      374,093
  Bond...............................................     149,034       77,836
  Money Market.......................................      91,996       79,901
  Specialty..........................................      58,630       11,218
                                                       ----------   ----------
  Total..............................................  $2,412,074   $1,494,844
                                                       ==========   ==========



7.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life policies the Company reinsures up to 90% of the mortality risk. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities issued since 2004 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     At December 31, 2009, the Company had $5,826 thousand of unsecured unaffiliated reinsurance recoverable balances. Of this total, $5,119 thousand, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured.

     The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
PREMIUMS:
  Direct premiums...............................  $ 72,635   $ 36,795   $24,696
  Reinsurance ceded.............................   (13,177)    (8,265)   (4,813)
                                                  --------   --------   -------
     Net premiums...............................  $ 59,458   $ 28,530   $19,883
                                                  ========   ========   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT
  POLICY FEES:
  Direct universal life and investment-type
     product policy fees........................  $ 47,948   $ 44,930   $40,760
  Reinsurance ceded.............................    (8,151)    (7,789)   (8,649)
                                                  --------   --------   -------
     Net universal life and investment-type
       product policy fees......................  $ 39,797   $ 37,141   $32,111
                                                  ========   ========   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims.......  $ 62,435   $ 58,641   $27,127
  Reinsurance ceded.............................   (12,786)   (19,290)   (8,622)
                                                  --------   --------   -------
     Net policyholder benefits and claims.......  $ 49,649   $ 39,351   $18,505
                                                  ========   ========   =======



     The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                           DECEMBER 31, 2009
                                              ------------------------------------------
                                                  TOTAL                    TOTAL, NET OF
                                              BALANCE SHEET      CEDED      REINSURANCE
                                              -------------   ----------   -------------
                                                            (IN THOUSANDS)
ASSETS:
Premiums and other receivables..............    $1,264,250    $1,255,895      $  8,355
Deferred policy acquisition costs and value
  of business acquired......................       149,627       (57,872)      207,499
                                                ----------    ----------      --------
  Total assets..............................    $1,413,877    $1,198,023      $215,854
                                                ==========    ==========      ========
LIABILITIES:
Other liabilities...........................    $   48,983    $   39,214      $  9,769
                                                ----------    ----------      --------
  Total liabilities.........................    $   48,983    $   39,214      $  9,769
                                                ==========    ==========      ========


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                           DECEMBER 31, 2008
                                               ----------------------------------------
                                                   TOTAL                  TOTAL, NET OF
                                               BALANCE SHEET     CEDED     REINSURANCE
                                               -------------   --------   -------------
                                                            (IN THOUSANDS)
ASSETS:
Premiums and other receivables...............    $  966,952    $968,967      $ (2,015)
Deferred policy acquisition costs and value
  of business acquired.......................        95,085     (41,128)      136,213
                                                 ----------    --------      --------
  Total assets...............................    $1,062,037    $927,839      $134,198
                                                 ==========    ========      ========
LIABILITIES:
Other liabilities............................    $  131,994    $ 54,739      $ 77,255
                                                 ----------    --------      --------
  Total liabilities..........................    $  131,994    $ 54,739      $ 77,255
                                                 ==========    ========      ========



  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC") and Exeter Reassurance Company, Ltd.

     Information regarding the effect of affiliated reinsurance included in the statements of operations is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
PREMIUMS:
Reinsurance ceded (1)...........................  $ (9,618)  $ (5,943)  $(3,359)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT
  POLICY FEES:
Reinsurance ceded (1)...........................  $ (8,085)  $ (7,732)  $(8,603)
OTHER REVENUES:
Reinsurance ceded...............................  $ 54,121   $ 24,202   $26,126
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance ceded (1)...........................  $(10,563)  $(16,167)  $(6,308)
INTEREST CREDITED TO POLICYHOLDER ACCOUNT
  BALANCES:
Reinsurance ceded...............................  $    (35)  $     (7)  $    (3)
OTHER EXPENSES:
Reinsurance ceded (1)...........................  $ (2,214)  $ (1,203)  $(1,274)


--------

   (1) In September 2008, the Company's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 and 2007 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $416 thousand, $18 thousand, $114 thousand and ($1) thousand, respectively, and for the year ended December 31, 2007 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $394 thousand, $16 thousand, $712 thousand and ($1) thousand, respectively.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the balance sheets is as follows:

                                                             DECEMBER 31,
                                                        ---------------------
                                                           2009        2008
                                                        ----------   --------
                                                                CEDED
                                                        ---------------------
                                                            (IN THOUSANDS)
ASSETS:
Premiums and other receivables........................  $1,249,648   $961,594
Deferred policy acquisition costs and value of
  business acquired...................................     (57,908)   (41,155)
                                                        ----------   --------
  Total assets........................................  $1,191,740   $920,439
                                                        ==========   ========
LIABILITIES:
Other liabilities.....................................  $   38,792   $ 54,144
                                                        ----------   --------
  Total liabilities...................................  $   38,792   $ 54,144
                                                        ==========   ========



     The Company has ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $45,751 thousand and $141,581 thousand at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007 net investment gains (losses) included ($103,439) thousand, $124,934 thousand, and $18,857 thousand, respectively, in changes in fair value of such embedded derivatives as well as the associated bifurcation fees.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $1,158,241 thousand of unsecured affiliated reinsurance recoverable balances.

8.  INCOME TAX

     The provision for income tax expense (benefit) is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
Current:
  Federal.......................................  $ (4,357)  $(22,747)  $(8,037)
Deferred:
  Federal.......................................   (16,482)    48,446    13,319
                                                  --------   --------   -------
Provision for income tax expense (benefit)......  $(20,839)  $ 25,699   $ 5,282
                                                  ========   ========   =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax expense (benefit) as reported is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2009       2008      2007
                                                   --------   -------   -------
                                                          (IN THOUSANDS)
Tax provision at U.S. statutory rate.............  $(16,954)  $27,175   $ 6,797
Tax effect of:
  Tax-exempt investment income...................    (2,324)   (1,207)   (1,505)
  Prior year tax.................................    (1,528)     (250)      190
  Other, net.....................................       (33)      (19)     (200)
                                                   --------   -------   -------
Provision for income tax expense (benefit).......  $(20,839)  $25,699   $ 5,282
                                                   ========   =======   =======



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2009      2008
                                                          -------   -------
                                                            (IN THOUSANDS)
Deferred income tax assets:
  Net unrealized investment losses......................  $   485   $ 1,197
  Intangibles...........................................        1         4
  Other.................................................    2,347     5,025
                                                          -------   -------
                                                            2,833     6,226
                                                          -------   -------
Deferred income tax liabilities:
  DAC...................................................   44,152    26,110
  Policyholder liabilities..............................   15,968    49,287
  Investments...........................................    5,189     9,075
                                                          -------   -------
                                                           65,309    84,472
                                                          -------   -------
Net deferred income tax liability.......................  $62,476   $78,246
                                                          =======   =======



     The Company has not established a valuation allowance against the deferred tax asset of $485 thousand recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $4,357 thousand, $22,747 thousand and $8,037 thousand for 2009, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


years prior to 2004. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $3,852 thousand and $1,207 thousand, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $1,528 thousand related to a true-up of the prior year tax return.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows.

COMMITMENTS

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $5,000 thousand at December 31, 2009. The Company did not have unfunded commitments at December 31, 2008.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash capital contributions of $70,000 thousand, $100,000 thousand and $50,000 thousand from MetLife for the years ended December 31, 2009, 2008 and 2007, respectively.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance ("the Department") has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net loss of the Company, as filed with the Department, was $8,170 thousand, $56,914 thousand and $42,253 thousand, for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Department, was $225,876 thousand and $73,978 thousand at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to its parent company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent of the New York Insurance Department (the "Superintendent") and the Superintendent does not disapprove the distribution within 30 days of its filing. During the years ended December 31, 2009, 2008 and 2007, the Company did not pay dividends to MetLife. Because the Company's net gain from operations was negative, the Company cannot pay any dividends in 2010 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2009      2008      2007
                                                     ------   -------   -------
                                                           (IN THOUSANDS)
Holding gains (losses) on investments arising
  during the year..................................  $ (291)  $(3,093)  $(2,758)
Income tax effect of holding gains (losses)........     102     1,083       965
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income...........................   1,958     1,054       589
  Amortization of premiums and accretion of
     discounts associated with investments.........     367        60        57
Income tax effect..................................    (814)     (390)     (226)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts...........      --      (112)      241
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts.............      --        39       (84)
                                                     ------   -------   -------
Other comprehensive income (loss)..................  $1,322   $(1,359)  $(1,216)
                                                     ======   =======   =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  ------------------------------
                                                    2009       2008       2007
                                                  --------   --------   --------
                                                          (IN THOUSANDS)
Compensation....................................  $  3,221   $  5,020   $  5,715
Commissions.....................................    64,445     48,838     41,458
Commissions on ceded reinsurance................   (18,991)   (16,043)    (2,698)
Amortization of DAC and VOBA....................    (1,780)    50,952     21,748
Capitalization of DAC...........................   (52,762)   (37,307)   (49,418)
Other...........................................    35,065     21,221     21,898
                                                  --------   --------   --------
  Total other expenses..........................  $ 29,198   $ 72,681   $ 38,703
                                                  ========   ========   ========



  Amortization and Capitalization of DAC

     See Note 5 for a rollforward of DAC and VOBA including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, commissions on ceded reinsurance, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 7 and 12 for discussion of affiliated expenses included in the table above.

12.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $20,385 thousand, $10,917 thousand and $14,223 thousand, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $3,500 thousand and $5,744 thousand and $6,738 thousand, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $13,730 thousand, $8,104 thousand and $6,115 thousand, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $24,321 thousand, $23,735 thousand and $32,190 thousand, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, in 2008, the Company has entered into a service agreement with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


services provided in accordance with the terms of the agreements. The Company received fee revenue of $3,317 thousand and $566 thousand, included in other revenues, for the years ended December 31, 2009 and 2008, respectively.

     In 2007, the Company entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes as well as procurement services to support the activities of the Company. MetLife Services charged the Company $113 thousand and $44 thousand, included in other expenses, for services performed under the global service agreement for the years ended December 31, 2009 and 2008, respectively. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $5,091 thousand, $5,071 thousand and $4,451 thousand included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net payables to affiliates of $2,686 thousand and $7,518 thousand at December 31, 2009 and 2008, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 7.

     See Note 2 for additional related party transactions.

13.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 financial statements.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Financial Statements

for the Years Ended December 31, 2009, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance
Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (an indirect wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 7, 2010

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      2009      2008
                                                                    -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $6,168 and $6,582, respectively).....   $ 6,394   $ 6,140
  Equity securities available-for-sale, at estimated fair value
     (cost: $149 and $166, respectively).........................       150       135
  Mortgage loans (net of valuation allowances of $3 and $0,
     respectively)...............................................       369       219
  Policy loans...................................................     1,781     1,691
  Real estate and real estate joint ventures.....................        54        55
  Other limited partnership interests............................        96        81
  Short-term investments.........................................       219       514
  Other invested assets..........................................        54       126
                                                                    -------   -------
     Total investments...........................................     9,117     8,961
Cash and cash equivalents........................................       158       152
Accrued investment income........................................        96        99
Premiums and other receivables...................................     2,235     2,177
Deferred policy acquisition costs and value of business
  acquired.......................................................       192       279
Current income tax recoverable...................................        47        23
Deferred income tax assets.......................................        88       210
Other assets.....................................................       152       136
Separate account assets..........................................     1,415     1,484
                                                                    -------   -------
     Total assets................................................   $13,500   $13,521
                                                                    =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits.........................................   $ 5,086   $ 5,176
  Policyholder account balances..................................     4,291     4,143
  Other policyholder funds.......................................       235       249
  Policyholder dividends payable.................................       103       107
  Payables for collateral under securities loaned and other
     transactions................................................       426       806
  Long-term debt.................................................       101       101
  Other liabilities..............................................       556       446
  Separate account liabilities...................................     1,415     1,484
                                                                    -------   -------
     Total liabilities...........................................    12,213    12,512
                                                                    -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)

STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding............         3         3
Additional paid-in capital.......................................     1,156     1,243
Retained earnings................................................        --        71
Accumulated other comprehensive income (loss)....................       128      (308)
                                                                    -------   -------
     Total stockholder's equity..................................     1,287     1,009
                                                                    -------   -------
     Total liabilities and stockholder's equity..................   $13,500   $13,521
                                                                    =======   =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                              2009    2008    2007
                                                             -----   ------   ----
REVENUES
Premiums...................................................  $ 265   $  284   $308
Universal life and investment-type product policy fees.....    177      160    188
Net investment income......................................    511      474    511
Other revenues.............................................      9        6     37
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities............................................    (37)     (75)    (1)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss....     12       --     --
  Other net investment gains (losses), net.................   (225)     212    (90)
                                                             -----   ------   ----
  Total net investment gains (losses)......................   (250)     137    (91)
                                                             -----   ------   ----
     Total revenues........................................    712    1,061    953
                                                             -----   ------   ----
EXPENSES
Policyholder benefits and claims...........................    414      454    485
Interest credited to policyholder account balances.........    140      140    147
Policyholder dividends.....................................    169      168    163
Other expenses.............................................    106       84     77
                                                             -----   ------   ----
  Total expenses...........................................    829      846    872
                                                             -----   ------   ----
Income (loss) from continuing operations before provision
  for income tax...........................................   (117)     215     81
Provision for income tax expense (benefit).................    (65)      95     39
                                                             -----   ------   ----
Income (loss) from continuing operations, net of income
  tax......................................................    (52)     120     42
Income (loss) from discontinued operations, net of income
  tax......................................................     --     (201)   298
                                                             -----   ------   ----
Net income (loss)..........................................    (52)     (81)   340
Less: Net income attributable to noncontrolling interests..     --       94    141
                                                             -----   ------   ----
Net income (loss) attributable to General American Life
  Insurance Company........................................  $ (52)  $ (175)  $199
                                                             =====   ======   ====




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                      FOR THE YEAR ENDED DECEMBER 31, 2009

                                  (IN MILLIONS)


                                                                             ACCUMULATED OTHER COMPREHENSIVE
                                                                                      INCOME (LOSS)
                                                                 -------------------------------------------------------
                                                                     NET
                                                                 UNREALIZED                     FOREIGN        DEFINED
                                        ADDITIONAL               INVESTMENT    OTHER-THAN-      CURRENCY       BENEFIT
                               COMMON     PAID-IN     RETAINED      GAINS       TEMPORARY     TRANSLATION       PLANS       TOTAL
                               STOCK      CAPITAL     EARNINGS    (LOSSES)     IMPAIRMENTS    ADJUSTMENTS    ADJUSTMENT    EQUITY
                              -------   ----------   ---------   ----------   -------------   -----------   ------------   ------
Balance at December 31,
  2008......................  $     3     $  1,243   $      71   $     (299)  $          --   $       (10)  $          1   $1,009
Cumulative effect of change
  in accounting principle,
  net of income tax (Note
  1)........................                                 1                           (1)                                   --
Dividends on common stock...                   (87)        (20)                                                              (107)
Change in equity of
  noncontrolling interests..
Comprehensive income:
  Net loss..................                               (52)                                                               (52)
  Other comprehensive
     income:
     Unrealized investment
       gains (losses), net
       of related offsets
       and income tax.......                                            448              (9)                                  439
     Defined benefit plans
       adjustment, net of
       income tax...........                                                                                          (2)      (2)
                                                                                                                           ------
     Other comprehensive
       income...............                                                                                                  437
                                                                                                                           ------
  Comprehensive income......                                                                                                  385
                              -------   ----------   ---------   ----------   -------------   -----------   ------------   ------
Balance at December 31,
  2009......................       $3       $1,156        $ --        $ 149            $(10)         $(10)           $(1)  $1,287
                              =======   ==========   =========   ==========   =============   ===========   ============   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      FOR THE YEAR ENDED DECEMBER 31, 2008

                                  (IN MILLIONS)


                                                           ACCUMULATED OTHER COMPREHENSIVE
                                                                    INCOME (LOSS)
                                                          ---------------------------------
                                                                                            TOTAL GENERAL
                                                              NET                           AMERICAN LIFE
                                                          UNREALIZED   FOREIGN     DEFINED    INSURANCE   NONCONTROLLING
                                      ADDITIONAL          INVESTMENT   CURRENCY    BENEFIT    COMPANY'S      INTERESTS
                               COMMON   PAID-IN  RETAINED    GAINS   TRANSLATION    PLANS   STOCKHOLDER'S  DISCONTINUED    TOTAL
                                STOCK   CAPITAL  EARNINGS  (LOSSES)  ADJUSTMENTS ADJUSTMENT     EQUITY      OPERATIONS     EQUITY
                               ------ ---------- -------- ---------- ----------- ---------- ------------- --------------  -------
Balance at December 31,
  2007......................       $3    $ 1,849  $   969      $ 348       $ 112        $(3)      $ 3,278        $ 1,534  $ 4,812
Equity transaction of
  majority owned
  subsidiary................                 (11)                                                     (11)                    (11)
Dividend of interests in
  subsidiary (Note 2).......                (595)    (723)                                         (1,318)                 (1,318)
Dividends on common stock...                                                                                          34       34
Change in equity of
  noncontrolling interests..                                                                                      (1,409)  (1,409)
Comprehensive loss:
  Net income (loss).........                         (175)                                           (175)            94      (81)
  Other comprehensive loss:
     Unrealized investment
       gains (losses), net
       of related offsets
       and income tax.......                                    (647)                                (647)          (150)    (797)
     Foreign currency
       translation
       adjustments, net of
       income tax...........                                                (122)                    (122)          (107)    (229)
     Defined benefit plans
       adjustment, net of
       income tax...........                                                              4             4              4        8
                                                                                                  -------        -------  -------
     Other comprehensive
       loss.................                                                                         (765)          (253)  (1,018)
                                                                                                  -------        -------  -------
  Comprehensive loss........                                                                         (940)          (159)  (1,099)
                               ------ ---------- -------- ---------- ----------- ---------- ------------- --------------  -------
Balance at December 31,
  2008......................       $3     $1,243    $  71      $(299)      $ (10)       $ 1       $ 1,009        $    --  $ 1,009
                               ====== ========== ======== ========== =========== ========== ============= ==============  =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                  (IN MILLIONS)


                                                          ACCUMULATED OTHER COMPREHENSIVE
                                                                   INCOME (LOSS)
                                                         ---------------------------------
                                                                                           TOTAL GENERAL     NON-
                                                             NET                           AMERICAN LIFE CONTROLLING
                                                         UNREALIZED   FOREIGN     DEFINED    INSURANCE    INTERESTS
                                     ADDITIONAL          INVESTMENT   CURRENCY    BENEFIT    COMPANY'S     DISCON-
                              COMMON   PAID-IN  RETAINED    GAINS   TRANSLATION    PLANS   STOCKHOLDER'S    TINUED    TOTAL
                               STOCK   CAPITAL  EARNINGS  (LOSSES)  ADJUSTMENTS ADJUSTMENT     EQUITY     OPERATIONS EQUITY
                              ------ ---------- -------- ---------- ----------- ---------- ------------- ----------- ------
Balance at December 31,
  2006.....................       $3    $ 1,839   $  775       $369        $ 52        $(4)       $3,034      $1,347 $4,381
Cumulative effect of change
  in accounting principle,
  net of income tax (Note
  1).......................                           (5)                                             (5)        (11)   (16)
                              ------ ---------- -------- ---------- ----------- ---------- ------------- ----------- ------
Balance at January 1,
  2007.....................        3      1,839      770        369          52         (4)        3,029       1,336  4,365
Equity transaction of
  majority owned
  subsidiary...............                  10                                                       10                 10
Dividends on common stock..                                                                                      (34)   (34)
Change in equity of
  noncontrolling
  interests................                                                                                       42     42
Comprehensive income:
  Net income...............                          199                                             199         141    340
  Other comprehensive
     income:
     Unrealized investment
       gains (losses), net
       of related offsets
       and income tax......                                     (21)                                 (21)         (8)   (29)
     Foreign currency
       translation
       adjustments, net of
       income tax..........                                                  60                       60          56    116
     Defined benefit plans
       adjustment, net of
       income tax..........                                                              1             1           1      2
                                                                                                  ------      ------ ------
     Other comprehensive
       income..............                                                                           40          49     89
                                                                                                  ------      ------ ------
  Comprehensive income.....                                                                          239         190    429
                              ------ ---------- -------- ---------- ----------- ---------- ------------- ----------- ------
Balance at December 31,
  2007.....................       $3     $1,849     $969       $348        $112        $(3)       $3,278      $1,534 $4,812
                              ====== ========== ======== ========== =========== ========== ============= =========== ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)



                                                            2009      2008      2007
                                                           ------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)........................................  $  (52)  $   (81)  $   340
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
     Depreciation and amortization expenses..............       7         7         7
     Amortization of premiums and accretion of discounts
       associated with investments, net..................     (43)      (32)      (33)
     (Gains) losses from sales of investments and
       businesses, net...................................     250       502       268
     Interest credited to policyholder account balances..     140       248       409
     Interest credited to equity linked notes............     (25)       44        (2)
     Universal life and investment-type product policy
       fees..............................................    (177)     (160)     (188)
     Change in premiums and other receivables............     (58)     (116)     (226)
     Change in deferred policy acquisition costs, net....      25      (262)     (339)
     Change in insurance-related liabilities.............    (109)      294     1,348
     Change in income tax payable........................    (138)      124        65
     Change in other assets..............................      31       (96)      117
     Change in other liabilities.........................      72       163       291
     Other, net..........................................       5       (46)        5
                                                           ------   -------   -------
Net cash (used in) provided by operating activities......     (72)      589     2,062
                                                           ------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................   1,383     3,221     2,974
     Equity securities...................................      20        41        34
     Mortgage loans......................................       6        74        26
     Real estate and real estate joint ventures..........      --        --         1
     Other limited partnership interests.................      13         4         1
  Purchases of:
     Fixed maturity securities...........................    (934)   (3,167)   (4,116)
     Equity securities...................................     (18)      (59)      (12)
     Mortgage loans......................................    (158)       (5)     (129)
     Real estate and real estate joint ventures..........      (2)       (2)       (1)
     Other limited partnership interests.................     (25)      (66)      (19)
  Net change in short-term investments...................     284      (255)      123
  Dividend of subsidiary.................................      --      (270)       --
  Net change in other invested assets....................     (92)     (416)     (976)
  Other, net.............................................     (91)      (24)      (43)
                                                           ------   -------   -------
Net cash provided by (used in) investing activities......  $  386   $  (924)  $(2,137)
                                                           ------   -------   -------




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                            -----   -------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $ 535   $ 1,379   $1,147
     Withdrawals..........................................   (356)     (714)    (986)
  Net change in payables for collateral under securities
     loaned and other transactions........................   (380)     (632)    (204)
  Net change in short-term debt -- affiliated.............     --       (50)      50
  Long-term debt issued...................................     --        --      297
  Long-term debt repaid...................................     --        (3)     (79)
  Dividends on common stock...............................   (107)       --       --
                                                            -----   -------   ------
Net cash (used in) provided by financing activities.......   (308)      (20)     225
                                                            -----   -------   ------
Change in cash and cash equivalents.......................      6      (355)     150
Cash and cash equivalents, beginning of year..............    152       507      357
                                                            -----   -------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $ 158   $   152   $  507
                                                            =====   =======   ======
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.......................................  $  --   $   404   $  164
                                                            =====   =======   ======
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR.................................................  $  --   $    --   $  404
                                                            =====   =======   ======
Cash and cash equivalents, from continuing operations,
  beginning of year.......................................  $ 152   $   103   $  193
                                                            =====   =======   ======
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR.................................................  $ 158   $   152   $  103
                                                            =====   =======   ======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.............................................  $   9   $    84   $  129
                                                            =====   =======   ======
     Income tax...........................................  $  73   $   (26)  $  (85)
                                                            =====   =======   ======
  Non-cash transactions during the year:
     Dividend of subsidiary:
       Assets disposed....................................  $  --   $22,135   $   --
       Less: liabilities disposed.........................     --    20,689       --
                                                            -----   -------   ------
       Net assets disposed................................     --     1,446       --
       Add: cash disposed.................................     --       270       --
       Less: dividend of interests in subsidiary..........     --     1,318       --
                                                            -----   -------   ------
       Loss on dividend of interests in subsidiary........  $  --   $   398   $   --
                                                            =====   =======   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     See Note 2 for discussion concerning the disposition of a subsidiary.

     The Company adopted revised guidance on the accounting for noncontrolling interests in the consolidated financial statements, effective January 1, 2009, which requires retrospective reclassification for all periods presented of noncontrolling interests (formerly called minority interests) to the equity section of the balance sheet and change in presentation of net income (loss) in the consolidated cash flows to include the portion of net income (loss) attributable to noncontrolling interests with a corresponding reduction in other operating activities. These consolidated financial statements present retrospective changes required under this revised guidance for the periods prior to the adoption as of January 1, 2009. For the impact for the years ended December 31, 2008 and 2007 refer to "Adoption of New Accounting
Pronouncements -- Business Combinations and Noncontrolling Interests."

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2009 presentation. See Note 15 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES securities; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
               the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on fixed maturity securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their investment income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses). In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain real estate joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships and cash held in trust.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are accounted for under the equity method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

          The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

          The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements. The Company did not consolidate any of its VIEs at December 31, 2009 and 2008.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company's net investment gains (losses) on foreign operations are related to the operations of Reinsurance Group of America, Incorporated ("RGA"), a former majority owned subsidiary, and are included in income (loss) from discontinued operations, net of income tax. See Note 15.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $76 million and $74 million at December 31, 2009 and 2008, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $64 million and $60 million at December 31, 2009 and 2008, respectively. Related depreciation and amortization expense was $3 million, $2 million and $3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $28 million and $27 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $23 million and $21 million at December 31, 2009 and 2008, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2009, 2008 and 2007.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment test, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     During the 2009 impairment test of goodwill, management concluded that the fair value was in excess of the carrying value and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2008 and 2007. Goodwill was $35 million at both December 31, 2009 and 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 48% and 50% of the Company's life insurance in-force, and 74% and 75% of the number of life insurance policies in-force, at December 31, 2009 and 2008, respectively. Participating policies represented approximately 99% and 100% of gross and net life insurance premiums for the years ended December 31, 2009, 2008 and 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities are 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 3% to 6%, less expenses, mortality charges and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Funds Withheld

     Funds withheld represent amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments. As a result, the Company records a funds withheld payable within other liabilities. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in other expenses.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES interest on 30-year Treasury securities, for each account balance. At December 31, 2008, virtually all the obligations were calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The expected postretirement plan benefit obligations ("EPBO") represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligation ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The Company recognizes the funded status of the PBO for pension plans and the APBO for other postretirement plans for each of its plans in the consolidated balance sheets. The actuarial gains or losses, prior service costs and credits and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income (loss).

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. The Company's net investment gains (losses) on foreign operations are related to the operations of RGA, and are included in income (loss) from discontinued operations, net of income tax. See Note 15.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $1 million, net of deferred income taxes of less than $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $12 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. Financial statements and disclosures for periods prior to 2009 reflect the retrospective application of the accounting for noncontrolling interests as required under this guidance. As a result of its implementation, total equity at December 31, 2008 and 2007 increased by $0 and $1,534 million, respectively, representing noncontrolling interests with an offsetting impact to other liabilities and total liabilities, as a result of the elimination of minority interests. Also as a result of the adoption, income from continuing operations increased by $94 million and $141 million for the years ended December 31, 2008 and 2007, respectively, with the corresponding increase in net income attributable to noncontrolling interests for the years ended December 31, 2008 and 2007.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. At January 1, 2008, adopting the guidance on assets and liabilities measured at estimated fair value did not have a material impact on the Company's consolidated financial statements. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income
(loss). The Company provided all of the material disclosures in Note 5.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2009, the Company adopted new guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized an $11 million decrease in the liability for unrecognized tax benefits, no change in the interest liability for unrecognized tax benefits, and an $11 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale, resulting in no corresponding change to the January 1, 2007 balance of retained earnings.

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $5 million, net of income tax of $3 million, which was recorded as a reduction to retained earnings.

     The following new pronouncement had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds). The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  DISPOSITION

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     In September 2008, MetLife completed a tax-free split-off of RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. General American retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. General American has agreed to dispose of the remaining shares of RGA within the next five years. In connection with General American's agreement to dispose of the remaining shares, General American also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations. See Note 15 for reclassifications related to discontinued operations.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                      -----------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    --------------------------
                                      AMORTIZED          TEMPORARY      OTTI    ESTIMATED    % OF
                                         COST     GAIN      LOSS        LOSS   FAIR VALUE   TOTAL
                                      ---------   ----   ---------      ----   ----------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $2,209    $117      $ 72         $--     $2,254      35.3%
Foreign corporate securities........       865     128        31          --        962      15.0
Foreign government securities.......       609     211         2          --        818      12.8
CMBS................................       821       9        63          --        767      12.0
RMBS................................       783      29        57          11        744      11.6
U.S. Treasury and agency
  securities........................       466       8        16          --        458       7.2
ABS.................................       359       6        28           4        333       5.2
State and political subdivision
  securities........................        56       2        --          --         58       0.9
                                        ------    ----      ----         ---     ------     -----
  Total fixed maturity
     securities(1),(2)..............    $6,168    $510      $269         $15     $6,394     100.0%
                                        ======    ====      ====         ===     ======     =====
EQUITY SECURITIES:
Common stock........................    $  144    $ --      $ --         $--     $  144      96.0%
Non-redeemable preferred stock(1)...         5       1        --          --          6       4.0
                                        ------    ----      ----         ---     ------     -----
  Total equity securities(3)........    $  149    $  1      $ --         $--     $  150     100.0%
                                        ======    ====      ====         ===     ======     =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2008
                                              -----------------------------------------------
                                                               GROSS
                                               COST OR      UNREALIZED
                                              AMORTIZED   --------------    ESTIMATED    % OF
                                                 COST     GAIN      LOSS   FAIR VALUE   TOTAL
                                              ---------   ----      ----   ----------   -----
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................    $2,434    $ 36      $235     $2,235      36.4%
Foreign corporate securities................       900      53       121        832      13.5
Foreign government securities...............       592     196        14        774      12.6
CMBS........................................       876       1       215        662      10.8
RMBS........................................     1,063      19       121        961      15.7
U.S. Treasury and agency securities.........       292      80        --        372       6.1
ABS.........................................       409      --       120        289       4.7
State and political subdivision securities..        16      --         1         15       0.2
                                                ------    ----      ----     ------     -----
  Total fixed maturity securities(1),(2)....    $6,582    $385      $827     $6,140     100.0%
                                                ======    ====      ====     ======     =====
EQUITY SECURITIES:
Common stock................................    $  157    $ --      $ 28     $  129      95.6%
Non-redeemable preferred stock(1)...........         9      --         3          6       4.4
                                                ------    ----      ----     ------     -----
  Total equity securities(3)................    $  166    $ --      $ 31     $  135     100.0%
                                                ======    ====      ====     ======     =====



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                          DECEMBER 31,
                                                                                    -----------------------
                                  CLASSIFICATION                                       2009         2008
---------------------------------------------------------------------------------   ----------   ----------
CONSOLIDATED BALANCE                                                                 ESTIMATED    ESTIMATED
SHEETS                             SECTOR TABLE              PRIMARY ISSUERS        FAIR VALUE   FAIR VALUE
--------------------        -------------------------   -------------------------   ----------   ----------
                                                                                         (IN MILLIONS)
Equity securities           Non-redeemable preferred    Non-U.S. financial
                            stock                       institutions                    $ 2          $ 3
Equity securities           Non-redeemable preferred    U.S. financial
                            stock                       institutions                    $ 1          $ 3
Fixed maturity securities   Foreign corporate           Non-U.S. financial
                            securities                  institutions                    $38          $33


   (2) The Company held $55 million and $65 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented $3 million at estimated fair value at both December 31, 2009 and 2008.

     The Company held foreign currency derivatives with notional amounts of $740 million and $623 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2009   2008
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Below investment grade or non-rated fixed maturity
  securities(1):
  Estimated fair value......................................  $348   $209
  Net unrealized loss.......................................  $ 41   $ 55
Non-income producing fixed maturity securities(1):
  Estimated fair value......................................  $  3   $  2
  Net unrealized gain.......................................  $  1   $ --
Fixed maturity securities credit enhanced by financial
  guarantor insurers -- by sector -- at estimated fair
  value:
  U.S. corporate securities.................................  $ 25   $ 35
  ABS.......................................................    14     11
  RMBS......................................................     3      4
  State and political subdivision securities................     1      9
                                                              ----   ----
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers.........................  $ 43   $ 59
                                                              ====   ====
Ratings of the financial guarantor insurers providing the
  credit enhancement:
  Portion rated Aa/AA.......................................     7%     3%
                                                              ====   ====
  Portion rated Baa/BBB.....................................    58%    92%
                                                              ====   ====



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government, certain U.S. government agencies and certain securities of the Canadian federal and provincial governments. The Company's holdings in U.S. Treasury and agency securities and Canadian federal and provincial government securities at estimated fair value were $458 million and $372 million; and $540 million and $634 million at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Corporate fixed maturity securities -- by
  industry type:
  Foreign(1)................................    $  962      29.9%    $  832      27.1%
  Industrial................................       574      17.8        527      17.2
  Utility...................................       528      16.4        514      16.8
  Consumer..................................       433      13.5        421      13.7
  Finance...................................       402      12.5        441      14.4
  Communications............................       151       4.7        140       4.6
  Other.....................................       166       5.2        192       6.2
                                                ------     -----     ------     -----
     Total..................................    $3,216     100.0%    $3,067     100.0%
                                                ======     =====     ======     =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                              DECEMBER 31,
                                            ------------------------------------------------
                                                      2009                     2008
                                            -----------------------  -----------------------
                                             ESTIMATED   % OF TOTAL   ESTIMATED   % OF TOTAL
                                            FAIR VALUE  INVESTMENTS  FAIR VALUE  INVESTMENTS
                                            ----------  -----------  ----------  -----------
                                                              (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer.....     $ 68         0.7%        $ 76         0.9%
  Holdings in ten issuers with the largest
     exposures............................     $452         5.0%        $442         4.9%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $767 million and $662 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $13 million and $10 million at December 31, 2009 and 2008, respectively.

     The following table presents the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
VINTAGE YEAR:
  2003 & Prior..............................   $    340     44.3%   $    324     48.9%
  2004......................................        249     32.5         199     30.1
  2005......................................        135     17.6         107     16.2
  2006......................................         43      5.6          32      4.8
                                              ----------   -----   ----------   -----
     Total..................................       $767    100.0%       $662    100.0%
                                              ==========   =====   ==========   =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                            DECEMBER 31,
                                                  -------------------------------
                                                       2009             2008
                                                  --------------   --------------
                                                            % OF             % OF
                                                  AMOUNT   TOTAL   AMOUNT   TOTAL
                                                  ------   -----   ------   -----
                                                           (IN MILLIONS)
Net unrealized loss.............................    $54             $214
Rated Aaa/AAA...................................             80%              87%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
By security type:
  Collateralized mortgage obligations.......   $    666     89.5%   $    796     82.8%
  Pass-through securities...................         78     10.5         165     17.2
                                              ----------   -----   ----------   -----
     Total RMBS.............................       $744    100.0%       $961    100.0%
                                              ==========   =====   ==========   =====
By risk profile:
  Agency....................................       $503     67.6%       $621     64.6%
  Alternative residential mortgage loans....        129     17.3         118     12.3
  Prime.....................................        112     15.1         222     23.1
                                              ----------   -----   ----------   -----
     Total RMBS.............................       $744    100.0%       $961    100.0%
                                              ==========   =====   ==========   =====
Portion rated Aaa/AAA(1)....................       $528     71.0%       $843     87.7%
                                              ==========   =====   ==========   =====
Portion rated NAIC 1(2).....................       $636     85.5%       $914     95.1%
                                              ==========   =====   ==========   =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AAA rating to 71.0% at December 31, 2009 as compared to 87.7% at December 31, 2008 and a decrease in RMBS with a rating of NAIC 1 to 85.5% at December 31, 2009 as compared to 95.1% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
VINTAGE YEAR:
  2004 & Prior..............................   $      --      --%   $      10     8.5%
  2005......................................          32    24.8           32    27.1
  2006......................................          54    41.9           47    39.8
  2007......................................          43    33.3           29    24.6
  2008......................................          --      --           --      --
  2009......................................          --      --           --      --
                                              ----------   -----   ----------   -----
     Total..................................        $129   100.0%        $118   100.0%
                                              ==========   =====   ==========   =====




                                                           DECEMBER 31,
                                                 -------------------------------
                                                      2009             2008
                                                 --------------   --------------
                                                           % OF             % OF
                                                 AMOUNT   TOTAL   AMOUNT   TOTAL
                                                 ------   -----   ------   -----
                                                          (IN MILLIONS)
Net unrealized loss............................    $38              $58
Rated Aa/AA or better(1).......................            40.1%            61.2%
Rated NAIC 1(2)................................            40.1%            72.6%
Fixed rate.....................................            96.3%            99.0%
Hybrid ARM.....................................             3.7              1.0
                                                          -----            -----
  Total Alt-A RMBS.............................           100.0%           100.0%
                                                          =====            =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $333 million and $289 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
By collateral type:
  Credit card loans.........................   $    206     61.9%   $    163     56.4%
  RMBS backed by sub-prime mortgage loans...         25      7.5          18      6.2
  Student loans.............................         21      6.3          28      9.7
  Automobile loans..........................         10      3.0          18      6.2
  Other loans...............................         71     21.3          62     21.5
                                              ----------   -----   ----------   -----
     Total..................................       $333    100.0%       $289    100.0%
                                              ==========   =====   ==========   =====
Portion rated Aaa/AAA(1)....................       $197     59.2%       $203     70.2%
                                              ==========   =====   ==========   =====
Portion rated NAIC 1(2).....................       $272     81.7%       $248     85.8%
                                              ==========   =====   ==========   =====
RMBS backed by sub-prime mortgage
  loans -- portion credit enhanced by
  financial guarantor insurers..............                46.7%                50.3%
  Of the 46.7% and 50.3% credit enhanced,
     the financial guarantor insurers were
     rated as follows:
     By financial guarantor insurers rated
       Aa/AA................................                24.7%                23.1%
     By financial guarantor insurers rated
       Baa/BBB..............................                47.5%                76.9%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by the Company. Non-agency RMBS backed by sub-prime mortgage loans held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity, except for the RGA shares retained. The Company's holdings in RGA at estimated fair value were $143 million and $128 million, or 11% and 13% of the Company's stockholder's equity at December 31, 2009 and 2008, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                             DECEMBER 31,
                                          -------------------------------------------------
                                                    2009                      2008
                                          -----------------------   -----------------------
                                           AMORTIZED    ESTIMATED    AMORTIZED    ESTIMATED
                                             COST      FAIR VALUE      COST      FAIR VALUE
                                          ----------   ----------   ----------   ----------
                                                            (IN MILLIONS)
Due in one year or less.................  $      121   $      124   $      132   $      131
Due after one year through five years...         640          709          823          808
Due after five years through ten years..       1,009        1,102        1,050        1,010
Due after ten years.....................       2,435        2,615        2,229        2,279
                                          ----------   ----------   ----------   ----------
  Subtotal..............................       4,205        4,550        4,234        4,228
RMBS, CMBS and ABS......................       1,963        1,844        2,348        1,912
                                          ----------   ----------   ----------   ----------
  Total fixed maturity securities.......      $6,168       $6,394       $6,582       $6,140
                                          ==========   ==========   ==========   ==========



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                      2009      2008      2007
                                                      ----     -----     -----
                                                            (IN MILLIONS)
Fixed maturity securities that were temporarily
  impaired..........................................  $241     $(442)    $ 894
Fixed maturity securities with noncredit OTTI losses
  in other comprehensive loss.......................   (15)       --        --
                                                      ----     -----     -----
  Total fixed maturity securities...................   226      (442)      894
Equity securities...................................     1       (31)      (19)
Derivatives.........................................    (2)       (3)       (3)
Short-term investments..............................   (10)      (45)       --
Other...............................................    --        --       (28)
                                                      ----     -----     -----
  Subtotal..........................................   215      (521)      844
                                                      ----     -----     -----
Amounts allocated from DAC and VOBA.................    (3)       60       (97)
Deferred income tax benefit (expense) on which
  noncredit OTTI losses have been recognized........     5        --        --
Deferred income tax benefit (expense)...............   (78)      162      (249)
                                                      ----     -----     -----
  Subtotal..........................................   (76)      222      (346)
                                                      ----     -----     -----
Net unrealized investment gains (losses)............   139      (299)      498
Net unrealized investment gains (losses)
  attributable to noncontrolling interests..........    --        --      (150)
                                                      ----     -----     -----
Net unrealized investment gains (losses)
  attributable to General American Life Insurance
  Company...........................................  $139     $(299)    $ 348
                                                      ====     =====     =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above, of $15 million includes $1 million related to the transition adjustment, $12 million of noncredit losses recognized in the year ended December 31, 2009, and $2 million of subsequent decreases in estimated fair value during the year ended December 31, 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2009       2008      2007
                                                     -----     -------     ----
                                                            (IN MILLIONS)
Balance, beginning of period.......................  $(299)    $   348     $369
Cumulative effect of change in accounting
  principle, net of income tax.....................     (1)         --       --
Fixed maturity securities on which noncredit OTTI
  losses have been recognized......................    (14)         --       --
Unrealized investment gains (losses) during the
  year.............................................    751      (1,471)      10
Unrealized investment losses of subsidiary at the
  date of dividend of interests....................     --         106       --
Unrealized investment gains (losses) relating to:
  DAC and VOBA.....................................    (63)        175      (70)
  DAC and VOBA of subsidiary at date of dividend of
     interests.....................................     --         (18)      --
  Deferred income tax benefit (expense) on which
     noncredit OTTI losses have been recognized....      5          --       --
  Deferred income tax benefit (expense)............   (240)        457       31
  Deferred income tax benefit (expense) of
     subsidiary at date of dividend of interests...     --         (46)      --
                                                     -----     -------     ----
Net unrealized investment gains (losses)...........    139        (449)     340
Net unrealized investment gains (losses)
  attributable to noncontrolling interests of
  subsidiary at date of dividend of interests......     --         150        8
                                                     -----     -------     ----
Balance, end of period.............................  $ 139     $  (299)    $348
                                                     =====     =======     ====
Change in net unrealized investment gains
  (losses).........................................  $ 438     $  (797)    $(29)
Change in net unrealized investment gains (losses)
  attributable to noncontrolling interests of
  subsidiary at date of dividend of interests......     --         150        8
                                                     -----     -------     ----
Change in net unrealized investment gains (losses)
  attributable to General American Life Insurance
  Company..........................................  $ 438     $  (647)    $(21)
                                                     =====     =======     ====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                     DECEMBER 31, 2009
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $   308     $     16       $  400     $      56      $  708     $      72
Foreign corporate securities..........         85            1          128            30         213            31
Foreign government securities.........         59            1           19             1          78             2
CMBS..................................         92            1          277            62         369            63
RMBS..................................         31            4          215            64         246            68
U.S. Treasury and agency securities...        305           16           --            --         305            16
ABS...................................          3           --          215            32         218            32
State and political subdivision
  securities..........................          9           --            1            --          10            --
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed maturity securities.....       $892          $39      $ 1,255          $245     $ 2,147          $284
                                        ==========   ==========   ==========   ==========   ==========   ==========
EQUITY SECURITIES:
Non-redeemable preferred stock........       $ --          $--       $    2          $ --      $    2          $ --
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total equity securities.............       $ --          $--       $    2          $ --      $    2          $ --
                                        ==========   ==========   ==========   ==========   ==========   ==========
Total number of securities in an
  unrealized loss position............        164                       268
                                          =======                   =======




                                                                     DECEMBER 31, 2008
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............     $  797     $      94      $  612      $   141       $1,409      $   235
Foreign corporate securities..........        353            62         144           59          497          121
Foreign government securities.........         94             9          44            5          138           14
CMBS..................................        319            55         328          160          647          215
RMBS..................................        276            65         107           56          383          121
ABS...................................        157            30         124           90          281          120
State and political subdivision
  securities..........................         14             1           1           --           15            1
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed maturity securities.....    $ 2,010          $316     $ 1,360         $511      $ 3,370         $827
                                        ==========   ==========   ==========   ==========   ==========   ==========
EQUITY SECURITIES.....................     $  131          $ 30      $   --         $  1       $  131         $ 31
                                        ==========   ==========   ==========   ==========   ==========   ==========
Total number of securities in an
  unrealized loss position............        462                       347
                                          =======                   =======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2009
                                           ------------------------------------------------------------
                                            COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                           ------------------   ------------------   ------------------
                                           LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                              20%       MORE       20%       MORE       20%       MORE
                                           ---------   ------   ---------   ------   ---------   ------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.....................    $  801     $ 46       $ 25      $ 14       151        12
Six months or greater but less than nine
  months.................................        25       --          4        --         2         1
Nine months or greater but less than
  twelve months..........................        79       70          4        21         6         6
Twelve months or greater.................     1,010      400         79       137       180        74
                                             ------     ----       ----      ----
  Total..................................    $1,915     $516       $112      $172
                                             ======     ====       ====      ====
Percentage of cost or amortized cost.....                             6%       33%
                                                                   ====      ====
EQUITY SECURITIES:
Less than six months.....................    $   --     $ --       $ --      $ --        --        --
Six months or greater but less than nine
  months.................................        --       --         --        --        --        --
Nine months or greater but less than
  twelve months..........................        --       --         --        --        --        --
Twelve months or greater.................         2       --         --        --         1        --
                                             ------     ----       ----      ----
  Total..................................    $    2     $ --       $ --      $ --
                                             ======     ====       ====      ====
Percentage of cost.......................                            --%       --%
                                                                   ====      ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                DECEMBER 31, 2008
                                          -------------------------------------------------------------
                                           COST OR AMORTIZED     GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                          -------------------   ------------------   ------------------
                                          LESS THAN    20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%        MORE       20%       MORE       20%       MORE
                                          ---------    ------   ---------   ------   ---------   ------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months....................    $  872     $1,285      $ 59      $457       216        234
Six months or greater but less than nine
  months................................       485         59        48        31        93         15
Nine months or greater but less than
  twelve months.........................       400         98        48        56        58         22
Twelve months or greater................       966         32       110        18       166          9
                                            ------     ------      ----      ----
  Total.................................    $2,723     $1,474      $265      $562
                                            ======     ======      ====      ====
Percentage of cost or amortized cost....                             10%       38%
                                                                   ====      ====
EQUITY SECURITIES:
Less than six months....................    $  156     $    2      $ 28      $  2         1          1
Six months or greater but less than nine
  months................................        --         --        --        --        --         --
Nine months or greater but less than
  twelve months.........................         2          2        --         1         1          1
Twelve months or greater................        --         --        --        --        --         --
                                            ------     ------      ----      ----
  Total.................................    $  158     $    4      $ 28      $  3
                                            ======     ======      ====      ====
Percentage of cost......................                             18%       75%
                                                                   ====      ====



  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2009, of $284 million and $858 million at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                               DECEMBER 31,
                                                               ------------
                                                               2009    2008
                                                               ----    ----
SECTOR:
  U.S. corporate securities..................................    25%     27%
  RMBS.......................................................    24      14
  CMBS.......................................................    22      25
  ABS........................................................    11      14
  Foreign corporate securities...............................    11      14
  U.S. Treasury and agency securities........................     6      --
  Other......................................................     1       6
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  Mortgage-backed............................................    46%     39%
  Finance....................................................    21      19
  Asset-backed...............................................    11      14
  U.S. Treasury and agency securities........................     6      --
  Utility....................................................     4      10
  Consumer...................................................     1       6
  Communications.............................................     1       2
  Industrial.................................................     1       2
  Other......................................................     9       8
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The Company held no fixed maturity securities or equity securities, with a gross unrealized loss at December 31, 2009 of greater than $10 million. The Company held five fixed maturity securities and one equity security, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These five fixed maturity securities represented 8% or $65 million in the aggregate, of the gross unrealized loss on fixed maturity securities. The one equity security, represented by the RGA shares retained, is 90% or $28 million in the aggregate, of the gross unrealized loss on equity securities. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $93 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration, and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2009   2008    2007
                                                        -----   ----   -----
                                                            (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized..........................  $ (37)  $(75)  $  (1)
Less: Noncredit portion of OTTI losses transferred to
  and recognized in other comprehensive loss..........     12     --      --
                                                        -----   ----   -----
  Net OTTI losses on fixed maturity securities
     recognized in earnings...........................    (25)   (75)     (1)
  Fixed maturity securities -- net gains (losses) on
     sales and disposals..............................     (8)   (12)     (5)
                                                        -----   ----   -----
       Total losses on fixed maturity securities......    (33)   (87)     (6)
                                                        -----   ----   -----
Other net investment gains (losses):
     Equity securities................................    (15)    (2)     --
     Mortgage loans...................................     (2)    --      (2)
     Real estate and real estate joint ventures.......     --     --       1
     Freestanding derivatives.........................   (154)   215    (103)
     Embedded derivatives.............................    (35)    --      --
     Other............................................    (11)    11      19
                                                        -----   ----   -----
       Total net investment gains (losses)............  $(250)  $137   $ (91)
                                                        =====   ====   =====



     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                      FIXED MATURITY
                                        SECURITIES          EQUITY SECURITIES            TOTAL
                                  ----------------------   ------------------   ----------------------
                                                        YEARS ENDED DECEMBER 31,
                                  --------------------------------------------------------------------
                                  2009    2008     2007    2009   2008   2007   2009    2008     2007
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
                                                              (IN MILLIONS)
Proceeds........................  $840   $1,594   $1,029   $ 19   $ --   $ --   $859   $1,594   $1,029
                                  ====   ======   ======   ====   ====   ====   ====   ======   ======
Gross investment gains..........  $ 28   $   16   $    9   $  1    $--    $--   $ 29   $   16   $    9
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
Gross investment losses.........   (36)     (28)     (14)    (1)    --     --    (37)     (28)     (14)
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
Total OTTI losses recognized in
  earnings:
  Credit-related................   (21)     (69)      (1)    --     --     --    (21)     (69)      (1)
  Other(1)......................    (4)      (6)      --    (15)    (2)    --    (19)      (8)      --
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
  Total OTTI losses recognized
     in earnings................   (25)     (75)      (1)   (15)    (2)    --    (40)     (77)      (1)
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
Net investment gains (losses)...  $(33)  $  (87)  $   (6)  $(15)   $(2)   $--   $(48)  $  (89)  $   (6)
                                  ====   ======   ======   ====   ====   ====   ====   ======   ======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance.............................................   $15       $63       $--
  Communications......................................     2         5        --
  Industrial..........................................     1        --         1
  Other...............................................    --         5        --
                                                         ---       ---       ---
     Total U.S. and foreign corporate securities......    18        73         1
ABS...................................................     4         2        --
RMBS..................................................     2        --        --
CMBS..................................................     1        --        --
                                                         ---       ---       ---
  Total...............................................   $25       $75       $ 1
                                                         ===       ===       ===



     Equity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Sector:
  Common stock........................................   $14       $--       $--
  Non-redeemable preferred stock......................     1         2        --
                                                         ---       ---       ---
     Total............................................   $15       $ 2       $--
                                                         ===       ===       ===
Industry:
Financial services industry:
  Perpetual hybrid securities.........................   $ 1       $--       $--
  Common and remaining non-redeemable preferred
     stock............................................    --         2        --
                                                         ---       ---       ---
     Total financial services industry................     1         2        --
Other.................................................    14        --        --
                                                         ---       ---       ---
  Total...............................................   $15       $ 2       $--
                                                         ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                                YEAR ENDED
                                                            DECEMBER 31, 2009
                                                            -----------------
                                                              (IN MILLIONS)
Balance, beginning of period..............................         $--
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................           2
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................           2
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................          --
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................          --
                                                                   ---
Balance, end of period....................................         $ 4
                                                                   ===



  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2009     2008     2007
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Fixed maturity securities............................  $395     $385     $459
Equity securities....................................     2        1        1
Mortgage loans.......................................    14       14       15
Policy loans.........................................   110      106      101
Real estate and real estate joint ventures...........     7       11       11
Other limited partnership interests..................     5       (4)      (4)
Cash, cash equivalents and short-term investments....     3       10       19
Other................................................    (5)      --        1
                                                       ----     ----     ----
  Total investment income............................   531      523      603
Less: Investment expenses............................    20       49       92
                                                       ----     ----     ----
  Net investment income..............................  $511     $474     $511
                                                       ====     ====     ====



     Affiliated administrative service charges, included in investment expenses, included in the table above, were $7 million, $6 million and $5 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

     Elements of the securities lending programs are presented below at:

                                                              DECEMBER 31,
                                                            ----------------
                                                            2009        2008
                                                            ----        ----
                                                              (IN MILLIONS)
Securities on loan:
  Cost or amortized cost..................................  $387        $679
  Estimated fair value....................................  $386        $737
Aging of cash collateral liability:
  Open(1).................................................  $ 32        $113
  Less than thirty days...................................   281         517
  Thirty days or greater but less than sixty days.........    87         112
                                                            ----        ----
  Total cash collateral liability.........................  $400        $742
                                                            ====        ====
Security collateral on deposit from counterparties........  $ --        $ 25
                                                            ====        ====
Reinvestment portfolio -- estimated fair value............  $365        $585
                                                            ====        ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $30 million from $108 million at December 31, 2008. Of the $30 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $27 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan related to the cash collateral, was primarily U.S. Treasury and agency securities. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                              DECEMBER 31,
                                                          --------------------
                                                           2009          2008
                                                          ------        ------
                                                              (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies(1)................................  $1,159        $1,060
Invested assets pledged as collateral:
  Derivative transactions(2)............................       1             3
                                                          ------        ------
  Total invested assets on deposit and pledged as
     collateral.........................................  $1,160        $1,063
                                                          ======        ======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2009                    2008
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans..............    $331         89.0%      $177         80.8%
  Agricultural mortgage loans............      41         11.0         42         19.2
                                             ----        -----       ----        -----
     Total mortgage loans................     372        100.0%       219        100.0%
                                                         =====                   =====
Less: Valuation allowances...............       3                      --
                                             ----                    ----
     Total mortgage loans, net...........    $369                    $219
                                             ====                    ====



     Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Florida were 29%, 25%, and 8% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding valuation allowances on mortgage loans is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Balance, January 1,...................................   $--       $ 2       $--
Additions.............................................     3        --         2
Deductions............................................    --        (2)       --
                                                         ---       ---       ---
Balance, December 31,.................................   $ 3       $--       $ 2
                                                         ===       ===       ===



     Impaired mortgage loans consisted of the following:

                                                               DECEMBER 31,
                                                             ----------------
                                                             2009        2008
                                                             ----        ----
                                                               (IN MILLIONS)
Impaired loans with valuation allowances...................   $--         $--
Impaired loans without valuation allowances................     6          --
                                                              ---         ---
  Subtotal.................................................     6          --
Less: Valuation allowances on impaired loans...............    --          --
                                                              ---         ---
Impaired loans, net........................................   $ 6         $--
                                                              ===         ===



     The Company had no restructured loans and no loans in foreclosure at both December 31, 2009 and 2008.

     Information about impaired loans and loans 90 days or more past due is as follows:

                                                            AS OF AND FOR THE
                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2009   2008   2007
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Impaired loans -- average investment during the period...   $ 1    $ 2    $ 6
Impaired loans -- interest income recognized -- accrual
  basis..................................................   $--    $--    $--
Impaired loans -- interest income recognized -- cash
  basis..................................................   $--    $--    $--
Loans 90 days or more past due, interest still
  accruing -- amortized cost.............................   $ 8    $--    $--
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost.............................   $--    $--    $--


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                              DECEMBER 31,
                                                            ----------------
                                                            2009        2008
                                                            ----        ----
                                                              (IN MILLIONS)
Real estate...............................................  $ 71        $ 69
Accumulated depreciation..................................   (19)        (17)
                                                            ----        ----
  Net real estate.........................................    52          52
Real estate joint ventures and funds......................     2           3
                                                            ----        ----
  Total real estate holdings..............................  $ 54        $ 55
                                                            ====        ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All of the Company's real estate holdings are classified as held-for-investment. Related depreciation expense on real estate was $2 million, $1 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     At December 31, 2009, all of the Company's wholly-owned real estate holdings were located in California.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2009                    2008
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Office...................................  $     37         68.5%  $     37         67.3%
Industrial...............................        15         27.8         15         27.3
Real estate investment funds.............         2          3.7          3          5.4
                                           --------        -----   --------        -----
  Total real estate holdings.............       $54        100.0%       $55        100.0%
                                           ========        =====   ========        =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $96 million and $81 million at December 31, 2009 and 2008, respectively. Included within other limited partnership interests were $29 million and $34 million at December 31, 2009 and 2008, respectively, of investments in hedge funds.

     There were no impairments of other limited partnership interests for the years ended December 31, 2009, 2008 and 2007, respectively.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2009                    2008
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Freestanding derivatives with positive
  fair values............................   $    44         81.5%   $   113         89.7%
Tax credit partnerships..................         7         13.0         10          7.9
Cash held in trust.......................         3          5.5          3          2.4
                                            -------        -----    -------        -----
  Total..................................       $54        100.0%      $126        100.0%
                                            =======        =====    =======        =====



     See Note 4 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                             DECEMBER 31,
                                            ---------------------------------------------
                                                     2009                    2008
                                            ---------------------   ---------------------
                                                         MAXIMUM                 MAXIMUM
                                            CARRYING    EXPOSURE    CARRYING    EXPOSURE
                                             AMOUNT    TO LOSS(1)    AMOUNT    TO LOSS(1)
                                            --------   ----------   --------   ----------
                                                            (IN MILLIONS)
Other limited partnership interests.......   $    47    $     51    $     38    $     38
Fixed maturity securities available-for-
  sale:
  U.S. corporate securities...............        18          18          16          16
  Foreign corporate securities............        12          12          14          14
Other invested assets.....................         3           3           3           3
                                            --------   ----------   --------   ----------
  Total...................................       $80         $84         $71         $71
                                            ========   ==========   ========   ==========



--------

   (1) The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $219 million and $514 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $3 million, $9 million and $15 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..........................................   $13       $--       $19
Amortized cost of invested assets transferred to
  affiliates..........................................   $16       $--       $19
Net investment gains (losses) recognized on transfers
  of invested assets to affiliates....................   $(3)      $--       $--
Estimated fair value of invested assets transferred
  from affiliates.....................................   $25       $--       $10


     During the year ended December 31, 2009, the Company loaned $80 million to an affiliate, a wholly-owned real estate subsidiary of MLIC, which is included in mortgage loans. The loan bears interest at 7.26% and is due in quarterly principal and interest payments of $1.6 million through January 2020. The loan to affiliate is secured by an interest in the real estate subsidiary, which owns operating real estate with a value in excess of the loan.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 5 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                 DECEMBER 31,
                                                      -----------------------------------------------------------------
                                                                    2009                              2008
                                                      -------------------------------   -------------------------------
                                                                       ESTIMATED                         ESTIMATED
                                                                     FAIR VALUE(1)                     FAIR VALUE(1)
PRIMARY UNDERLYING                                    NOTIONAL   --------------------   NOTIONAL   --------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------   ------------------------------   --------   ------   -----------   --------   ------   -----------
                                                                                (IN MILLIONS)
Interest rate        Interest rate swaps...........    $  187      $42        $--        $  220     $ 81        $--
                     Interest rate futures.........        89       --         --           135       --          2
Foreign currency     Foreign currency swaps........        37        1          3            31        5          1
                     Foreign currency forwards.....       707       --          3           595       22         --
Credit               Credit default swaps..........       174        1          4           164        5          1
                                                       ------      ---        ---        ------     ----        ---
                     Total.........................    $1,194      $44        $10        $1,145     $113        $ 4
                                                       ======      ===        ===        ======     ====        ===



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                              REMAINING LIFE
                                    ------------------------------------------------------------------
                                                AFTER ONE YEAR   AFTER FIVE YEARS
                                     ONE YEAR       THROUGH           THROUGH         AFTER
                                     OR LESS      FIVE YEARS         TEN YEARS      TEN YEARS    TOTAL
                                    ---------   --------------   ----------------   ---------   ------
                                                               (IN MILLIONS)
Interest rate swaps...............  $      17   $           22     $          15     $    133   $  187
Interest rate futures.............         89               --                --           --       89
Foreign currency swaps............         --               22                11            4       37
Foreign currency forwards.........        707               --                --           --      707
Credit default swaps..............         --              153                21           --      174
                                    ---------   --------------   ----------------   ---------   ------
  Total...........................       $813             $197               $47         $137   $1,194
                                    =========   ==============   ================   =========   ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow, net investment in foreign operations, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                      DECEMBER 31,
                                           -----------------------------------------------------------------
                                                         2009                              2008
                                           -------------------------------   -------------------------------
                                                            ESTIMATED                         ESTIMATED
                                                           FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING          NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
-----------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                     (IN MILLIONS)
Cash Flow Hedges:
Foreign currency swaps...................     $4        $--        $--          $--       $--        $--


     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                     DECEMBER 31,
                                          -----------------------------------------------------------------
                                                        2009                              2008
                                          -------------------------------   -------------------------------
                                                           ESTIMATED                         ESTIMATED
                                                          FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT         NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS          AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
----------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                    (IN MILLIONS)
Interest rate swaps.....................   $  187      $42        $--        $  220     $ 81        $--
Interest rate futures...................       89       --         --           135       --          2
Foreign currency swaps..................       33        1          3            31        5          1
Foreign currency forwards...............      707       --          3           595       22         --
Credit default swaps....................      174        1          4           164        5          1
                                           ------      ---        ---        ------     ----        ---
  Total non-designated or non-qualifying
     derivatives........................   $1,190      $44        $10        $1,145     $113        $ 4
                                           ======      ===        ===        ======     ====        ===



     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2009, 2008 and 2007.

     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $11 million, $8 million, and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of fair value hedging.

     The Company did not have any fair value hedges during the year ended December 31, 2009. The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008 and 2007. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008 and 2007.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008, and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2009, 2008, and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Other comprehensive income (loss), balance at January
  1,..................................................   $(1)      $(2)      $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges..............................................    --         1        --
Amounts reclassified to net investment gains
  (losses)............................................    --        --        --
                                                         ---       ---       ---
Other comprehensive income (loss), balance at December
  31,.................................................   $(1)      $(1)      $(2)
                                                         ===       ===       ===



     At December 31, 2009, insignificant amounts of deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                          AMOUNT AND LOCATION OF
                                                                              GAINS (LOSSES)
                                                    AMOUNT OF GAINS         RECLASSIFIED FROM
                                                   (LOSSES) DEFERRED        ACCUMULATED OTHER
                                                     IN ACCUMULATED        COMPREHENSIVE INCOME
                                                  OTHER COMPREHENSIVE   (LOSS) INTO INCOME (LOSS)
                                                    INCOME (LOSS) ON          NET INVESTMENT
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS        DERIVATIVES             GAINS (LOSSES)
----------------------------------------------    -------------------   -------------------------
                                                                   (IN MILLIONS)
For the Year Ended December 31, 2009:
  Foreign currency swaps........................          $--                      $--
For the Year Ended December 31, 2008:
  Foreign currency swaps........................          $ 1                      $--
For the Year Ended December 31, 2007:
  Interest rate swaps...........................          $--                      $--
  Foreign currency swaps........................           --                       --
                                                          ---                      ---
     Total......................................          $--                      $--
                                                          ===                      ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses foreign currency swaps to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on these swaps based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2009, 2008 and 2007.

     The Company did not record any gains (losses) on foreign currency contracts for the year ended December 31, 2009. The Company's consolidated statements of stockholder's equity for the years ended December 31, 2008 and 2007 include gains (losses) of $5 million and ($5) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. There was no cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) at December 31, 2009 and 2008 related to these hedges. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income
(loss) are reclassified to the consolidated statements of operations, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations. During the years ended December 31, 2009, 2008, and 2007, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive loss into earnings.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity variance swaps as a macro hedge on certain invested assets; and (v) credit default swaps to synthetically create investments.

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                     NET
                                                                 INVESTMENT
                                                               GAINS (LOSSES)
                                                               --------------
                                                                (IN MILLIONS)
For the Year Ended December 31, 2009:
Interest rate swaps..........................................   $        (39)
Interest rate futures........................................            (10)
Foreign currency swaps.......................................             (7)
Foreign currency forwards....................................           (103)
Credit default swaps.........................................             (6)
                                                               --------------
Total........................................................          $(165)
                                                               ==============
For the Year Ended December 31, 2008.........................          $ 207
                                                               ==============
For the Year Ended December 31, 2007.........................          $(105)
                                                               ==============



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $73 million and $74 million at December 31,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $1 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $1 million to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                ------------------------------------------------------------------------------------------------
                                                      2009                                             2008
                                -----------------------------------------------  -----------------------------------------------
                                                    MAXIMUM                                          MAXIMUM
                                                    AMOUNT                                           AMOUNT
                                  ESTIMATED        OF FUTURE                       ESTIMATED        OF FUTURE
RATING AGENCY DESIGNATION OF      FAIR VALUE       PAYMENTS         WEIGHTED       FAIR VALUE       PAYMENTS         WEIGHTED
REFERENCED                        OF CREDIT      UNDER CREDIT     AVERAGE YEARS    OF CREDIT      UNDER CREDIT     AVERAGE YEARS
CREDIT OBLIGATIONS(1)           DEFAULT SWAPS  DEFAULT SWAPS(2)  TO MATURITY(3)  DEFAULT SWAPS  DEFAULT SWAPS(2)  TO MATURITY(3)
----------------------------    -------------  ----------------  --------------  -------------  ----------------  --------------
                                                                          (IN MILLIONS)
AAA/AA/A
  Single name credit default
     swaps (corporate)........       $--              $ 7              4.0            $--              $ 7              5.0
  Credit default swaps
     referencing indices......         1               66              3.0             (1)              67              4.0
                                     ---              ---                             ---              ---

       Subtotal...............         1               73              3.1             (1)              74              4.1
                                     ---              ---                             ---              ---

BAA
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

BA
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

B
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

CAA AND LOWER
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

IN OR NEAR DEFAULT
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

Total.........................       $ 1              $73              3.1            $(1)             $74              4.1
                                     ===              ===                             ===              ===


--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then the Company's rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 5 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $26 million and $64 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

 ESTIMATED FAIR VALUE(1)
    OF DERIVATIVES IN      ESTIMATED FAIR VALUE OF
  NET LIABILITY POSITION     COLLATERAL PROVIDED                         FAIR VALUE OF INCREMENTAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                          COLLATERAL PROVIDED UPON:
 -----------------------   -----------------------   ----------------------------------------------------------------
                                                                                  DOWNGRADE IN THE COMPANY'S CREDIT
                                                            ONE NOTCH           RATING TO A LEVEL THAT TRIGGERS FULL
                                FIXED MATURITY           DOWNGRADE IN THE          OVERNIGHT COLLATERALIZATION OR
                                SECURITIES(2)        COMPANY'S CREDIT RATING   TERMINATION OF THE DERIVATIVE POSITION
                           -----------------------   -----------------------   --------------------------------------
                                                                  (IN MILLIONS)
            $6                       $--                       $--                               $6


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $9 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $9 million. This amount does not consider gross derivative assets of $3 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company did not provide any securities collateral in connection with derivative instruments.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2009 and 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $1 million and $3 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts are funds withheld on ceded reinsurance.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2009   2008
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Net embedded derivatives within liability host contracts:
Funds withheld on ceded reinsurance..........................   $35    $--


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2009      2008      2007
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses)........................  $(35)      $--       $--


5.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2009                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
ASSETS:
Fixed maturity securities..............................              $6,394      $6,394
Equity securities......................................              $  150      $  150
Mortgage loans, net....................................              $  369      $  359
Policy loans...........................................              $1,781      $2,015
Short-term investments.................................              $  219      $  219
Other invested assets:(1)
Derivative assets(2)...................................    $292      $   44      $   44
Other..................................................              $    3      $    3
Cash and cash equivalents..............................              $  158      $  158
Accrued investment income..............................              $   96      $   96
Premiums and other receivables(1)......................              $  183      $  176
Separate account assets................................              $1,415      $1,415
LIABILITIES:
Policyholder account balances(1).......................              $1,037      $  991
Payables for collateral under securities loaned and
  other transactions...................................              $  426      $  426
Long-term debt.........................................              $  101      $  117
Other liabilities:(1)
Derivative liabilities(2)..............................    $902      $   10      $   10
Other..................................................              $    5      $    5
Separate account liabilities(1)........................              $  148      $  148
Net embedded derivatives within liability host
  contracts(3).........................................              $   35      $   35
COMMITMENTS(4):
Commitments to fund private corporate bond
  investments..........................................    $  1      $   --      $   --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
ASSETS:
Fixed maturity securities..............................              $6,140      $6,140
Equity securities......................................              $  135      $  135
Mortgage loans, net....................................              $  219      $  213
Policy loans...........................................              $1,691      $2,088
Other limited partnership interests(1).................              $    2      $    2
Short-term investments.................................              $  514      $  514
Other invested assets:(1)
Derivative assets(2)...................................    $910      $  113      $  113
Other..................................................              $    3      $    3
Cash and cash equivalents..............................              $  152      $  152
Accrued investment income..............................              $   99      $   99
Premiums and other receivables(1)......................              $  153      $  121
Separate account assets................................              $1,484      $1,484
LIABILITIES:
Policyholder account balances(1).......................              $1,016      $  843
Payables for collateral under securities loaned and
  other transactions...................................              $  806      $  806
Long-term debt.........................................              $  101      $   74
Other liabilities:(1)
Derivative liabilities(2)..............................    $235      $    4      $    4
Other..................................................              $    9      $    9
Separate account liabilities(1)........................              $  189      $  189
COMMITMENTS(4):
Commitments to fund private corporate bond
  investments..........................................    $  6      $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities.

   (3) Net embedded derivatives within liability host contracts are presented within other liabilities.

   (4) Commitments are off-balance sheet obligations.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Other Limited Partnership Interests -- Other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, cash held in trust and investments in tax credit partnerships. Investments in tax credit partnerships, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table. Cash held in trust is treated as cash and cash equivalents where estimated fair value generally approximates carrying value.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled and fees and general operating receivables.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES of $587 million in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. The difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Long-term Debt -- The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of funds withheld related to certain ceded reinsurance; embedded derivatives within these funds withheld related to certain ceded reinsurance; freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; obligations for employee-related benefits; amounts due on cash collateral held in relation to securities lending; interest payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     The fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Liability Host Contracts" which follows.

     The amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due on cash collateral held in relation to securities lending; and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those liabilities approximates the estimated fair value of the related separate account assets.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Liability Host Contracts -- Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities and Equity Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                             DECEMBER 31, 2009
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE       TOTAL
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS        ESTIMATED
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      FAIR VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,060     $       194   $       2,254
  Foreign corporate securities...                 --                 900              62             962
  Foreign government securities..                 --                 760              58             818
  CMBS...........................                 --                 752              15             767
  RMBS...........................                 --                 744              --             744
  U.S. Treasury and agency
     securities..................                177                 281              --             458
  ABS............................                 --                 258              75             333
  State and political subdivision
     securities..................                 --                  55               3              58
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                177               5,810             407           6,394
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                143                  --               1             144
  Non-redeemable preferred
     stock.......................                 --                   1               5               6
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                143                   1               6             150
                                   ------------------   -----------------   ------------   -------------
Short-term investments...........                 --                 219              --             219
Derivative assets(1).............                 --                  43               1              44
Separate account assets(2).......                125               1,210              80           1,415
                                   ------------------   -----------------   ------------   -------------
     Total assets................               $445              $7,283            $494          $8,222
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities(1)........               $ --              $   10            $ --          $   10
Net embedded derivatives within
  liability host contracts(3)....                 --                  --              35              35
                                   ------------------   -----------------   ------------   -------------
     Total liabilities...........               $ --              $   10            $ 35          $   45
                                   ==================   =================   ============   =============


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2008
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE       TOTAL
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS        ESTIMATED
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      FAIR VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,070     $       165   $       2,235
  Foreign corporate securities...                 --                 782              50             832
  Foreign government securities..                 --                 679              95             774
  CMBS...........................                 --                 648              14             662
  RMBS...........................                 --                 959               2             961
  U.S. Treasury and agency
     securities..................                289                  83              --             372
  ABS............................                 --                 225              64             289
  State and political subdivision
     securities..................                 --                  15              --              15
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                289               5,461             390           6,140
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                 --                 128               1             129
  Non-redeemable preferred
     stock.......................                 --                   1               5               6
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                 --                 129               6             135
                                   ------------------   -----------------   ------------   -------------
Short-term investments...........                 --                 514              --             514
Derivative assets(1).............                 --                 113              --             113
Separate account assets(2).......                660                 729              95           1,484
                                   ------------------   -----------------   ------------   -------------
     Total assets................               $949              $6,946            $491          $8,386
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities(1)........               $  2              $    1            $  1          $    4
                                   ==================   =================   ============   =============



--------

   (1) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (2) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   (3) Net embedded derivatives within liability host contracts are presented within other liabilities.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and exchange-traded common stock. As it relates to derivatives, this level includes interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, state and political subdivision securities, foreign government securities and ABS. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes derivatives for which all the inputs used are observable; including foreign currency forwards, foreign currency swaps, interest rate swaps and credit default swaps. Separate account assets classified within this level are generally similar to those classified within this level for the general account with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly. Hedge funds owned by separate accounts are also included within this level.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS foreign government securities and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives, this category includes credit default swaps having unobservable credit correlations. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans. Embedded derivatives classified within this level include embedded derivatives related to funds withheld on ceded reinsurance.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)(1)
                     -----------------------------------------------------------------------------------------------
                                                           TOTAL REALIZED/
                                                             UNREALIZED
                                                           GAINS (LOSSES)
                                                            INCLUDED IN:
                                                          ----------------
                                                                    OTHER
                                                                   COMPRE-   PURCHASES,
                       BALANCE,                                    HENSIVE     SALES,      TRANSFER IN
                     DECEMBER 31,  IMPACT OF    BALANCE,  EARNINGS  INCOME  ISSUANCES AND   AND/OR OUT    BALANCE,
                         2007     ADOPTION(2)  JANUARY 1,  (3, 4)   (LOSS) SETTLEMENTS(5) OF LEVEL 3(6) DECEMBER 31,
                     ------------ ----------- ----------- -------- ------- -------------- ------------- ------------
                                                    (IN MILLIONS)

FOR THE YEAR ENDED
  DECEMBER 31, 2009:
Fixed maturity
  securities:
  U.S. corporate
     securities.....                          $       165   $(23)    $ 37       $(15)          $ 30         $194
  Foreign corporate
     securities.....                                   50     (4)      20         (4)            --           62
  Foreign government
     securities.....                                   95      2        1          8            (48)          58
  CMBS..............                                   14     --        9          2            (10)          15
  RMBS..............                                    2     --       --         (2)            --           --
  ABS...............                                   64     (2)      27         (9)            (5)          75
  State and
     political
     subdivision
     securities.....                                   --     --       --          3             --            3
                                              -----------   ----     ----       ----           ----         ----
     Total fixed
       maturity
       securities...                                 $390   $(27)    $ 94       $(17)          $(33)        $407
                                              ===========   ====     ====       ====           ====         ====
Equity securities:
  Common stock......                                 $  1   $ --     $ --       $ --           $ --         $  1
  Non-redeemable
     preferred
     stock..........                                    5     (1)       2         (1)            --            5
                                              -----------   ----     ----       ----           ----         ----
     Total equity
       securities...                                 $  6   $ (1)    $  2       $ (1)          $ --         $  6
                                              ===========   ====     ====       ====           ====         ====
Net derivatives(7)..                                 $ (1)  $  2     $ --       $ --           $ --         $  1
Separate account
  assets(8).........                                 $ 95   $(14)    $ --       $  3           $ (4)        $ 80
Embedded derivative
  liabilities.......                                 $ --   $(35)    $ --       $ --           $ --         $(35)
FOR THE YEAR ENDED
  DECEMBER 31, 2008:
Fixed maturity
  securities........     $612         $--            $612   $(56)    $(97)      $(62)          $ (7)        $390
Equity securities...     $ 12         $--            $ 12   $ (1)    $ (1)      $ (4)          $ --         $  6
Net derivatives(7)..     $ --         $--            $ --   $ --     $ --       $ (1)          $ --         $ (1)
Separate account
  assets(8).........     $124         $--            $124   $(25)    $ --       $ (1)          $ (3)        $ 95


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. There was no material impact of adoption on Level 3 assets and liabilities.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                        TOTAL GAINS AND LOSSES
                                             --------------------------------------------
                                              CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                             --------------------------------------------
                                                 NET               NET
                                             INVESTMENT        INVESTMENT
                                               INCOME        GAINS (LOSSES)        TOTAL
                                             ----------      --------------      --------
                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
U.S. corporate securities..................  $        3        $       (26)      $    (23)
Foreign corporate securities...............          --                 (4)            (4)
Foreign government securities..............           2                 --              2
ABS........................................          --                 (2)            (2)
                                             ----------      --------------      --------
  Total fixed maturity securities..........         $ 5               $(32)          $(27)
                                             ==========      ==============      ========
Equity securities:
Non-redeemable preferred stock.............         $--               $ (1)          $ (1)
                                             ----------      --------------      --------
  Total equity securities..................         $--               $ (1)          $ (1)
                                             ==========      ==============      ========
Net derivatives............................         $--               $  2           $  2
Net embedded derivatives...................         $--               $(35)          $(35)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities..................         $ 8               $(64)          $(56)
Equity securities..........................         $--               $ (1)          $ (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                                  RELATING TO ASSETS AND LIABILITIES
                                                  HELD AT DECEMBER 31, 2009 AND 2008
                                                --------------------------------------
                                                    NET            NET
                                                INVESTMENT     INVESTMENT
                                                  INCOME     GAINS (LOSSES)     TOTAL
                                                ----------   --------------   --------
                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
U.S. corporate securities.....................   $       3     $       (26)   $    (23)
Foreign corporate securities..................          --              (2)         (2)
Foreign government securities.................           2              --           2
ABS...........................................          --              (3)         (3)
                                                ----------   --------------   --------
  Total fixed maturity securities.............         $ 5            $(31)       $(26)
                                                ==========   ==============   ========
Net derivatives...............................         $--            $  2        $  2
Net embedded derivatives......................         $--            $(35)       $(35)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities.....................         $ 9            $(63)       $(54)
Equity securities.............................         $--            $ (2)       $ (2)
Net derivatives...............................         $--            $ (1)       $ (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                         DAC    VOBA   TOTAL
                                                        ----   -----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2007............................  $125   $ 111   $ 236
Effect of adoption of new accounting principle........    (3)     (5)     (8)
  Capitalizations.....................................     7      --       7
                                                        ----   -----   -----
       Subtotal.......................................   129     106     235
                                                        ----   -----   -----
  Less: Amortization related to:
     Net investment gains (losses)....................    (2)     (2)     (4)
     Other expenses...................................    15      14      29
                                                        ----   -----   -----
       Total amortization.............................    13      12      25
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (1)     71      70
  Less: Other.........................................     3      --       3
                                                        ----   -----   -----
Balance at December 31, 2007..........................   114      23     137
  Less: Amortization related to:
     Net investment gains (losses)....................     3      (4)     (1)
     Other expenses...................................    10       9      19
                                                        ----   -----   -----
       Total amortization.............................    13       5      18
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (3)   (154)   (157)
  Less: Other.........................................    (2)     (1)     (3)
                                                        ----   -----   -----
Balance at December 31, 2008..........................   106     173     279
  Capitalizations.....................................     6      --       6
                                                        ----   -----   -----
     Subtotal.........................................   112     173     285
                                                        ----   -----   -----
Less: Amortization related to:
  Net investment gains (losses).......................    (3)     (1)     (4)
  Other expenses......................................    21      13      34
                                                        ----   -----   -----
     Total amortization...............................    18      12      30
                                                        ----   -----   -----
Less: Unrealized investment gains (losses)............     1      62      63
                                                        ----   -----   -----
Balance at December 31, 2009..........................  $ 93   $  99   $ 192
                                                        ====   =====   =====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $8 million in 2010, $8 million in 2011, $9 million in 2012, $9 million in 2013 and $8 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

7.  INSURANCE

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,336 million and $1,406 million at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $79 million and $78 million at December 31, 2009 and 2008, respectively. The average interest rate credited on these contracts was 2.13% and 3.92% at December 31, 2009 and 2008, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $48 million, $49 million and $57 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For each of the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2009               2008
                                                           -------------      -------------
                                                                 AT                 AT
                                                           ANNUITIZATION      ANNUITIZATION
                                                           -------------      -------------
                                                                     (IN MILLIONS)
ANNUITY CONTRACTS(1)
TWO TIER ANNUITIES
General account value....................................    $     282          $     283
Net amount at risk(2)....................................    $      50 (4)      $      50(4)
Average attained age of contractholders..................     61 years           60 years


                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2009               2008
                                                           -------------      -------------
                                                             SECONDARY          SECONDARY
                                                             GUARANTEES         GUARANTEES
                                                           -------------      -------------
                                                                     (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account).............    $   1,276          $   1,183
Net amount at risk(2)....................................    $  16,593 (3)      $  17,496(3)
Average attained age of policyholders....................     59 years           58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
DIRECT
  Balance, at January 1, 2007..................       $ 7             $ 6         $13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2007................         7               6          13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2008................         7               6          13
  Incurred guaranteed benefits.................        --               7           7
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2009................       $ 7             $13         $20
                                                      ===             ===         ===
CEDED
  Balance, at January 1, 2007..................       $--             $--         $--
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2007................        --              --          --
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2008................        --              --          --
  Incurred guaranteed benefits.................        --               7           7
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2009................       $--             $ 7         $ 7
                                                      ===             ===         ===
NET
  Balance, at January 1, 2007..................       $ 7             $ 6         $13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2007................         7               6          13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2008................         7               6          13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2009................       $ 7             $ 6         $13
                                                      ===             ===         ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2009     2008
                                                               ----     ----
                                                               (IN MILLIONS)
Fund Groupings:
  Equity.....................................................   $13      $12
  Money Market...............................................     3        2
  Bond.......................................................     1        1
  Balanced...................................................     1       --
  Specialty..................................................     1        1
                                                                ---      ---
     Total...................................................   $19      $16
                                                                ===      ===



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company has historically reinsured certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. At December 31, 2009, the Company had $356 million of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $668 million of net unaffiliated ceded reinsurance recoverables. Of this total, $551 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $247 million of which were unsecured.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2009      2008      2007
                                                      -----     -----     -----
                                                            (IN MILLIONS)
PREMIUMS:
  Direct premiums...................................  $ 357     $ 384     $ 410
  Reinsurance assumed...............................    184       211       181
  Reinsurance ceded.................................   (276)     (311)     (283)
                                                      -----     -----     -----
     Net premiums...................................  $ 265     $ 284     $ 308
                                                      =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees....................................  $ 374     $ 357     $ 302
  Reinsurance ceded.................................   (197)     (197)     (114)
                                                      -----     -----     -----
     Net universal life and investment-type product
       policy fees..................................  $ 177     $ 160     $ 188
                                                      =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...........  $ 567     $ 574     $ 652
  Reinsurance assumed...............................    110       186       175
  Reinsurance ceded.................................   (263)     (306)     (342)
                                                      -----     -----     -----
     Net policyholder benefits and claims...........  $ 414     $ 454     $ 485
                                                      =====     =====     =====



     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                               DECEMBER 31, 2009
                                               ------------------------------------------------
                                                   TOTAL                          TOTAL, NET OF
                                               BALANCE SHEET   ASSUMED    CEDED    REINSURANCE
                                               -------------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
  Premiums and other receivables.............     $ 2,235        $  1    $2,211       $   23
  Deferred policy acquisition costs and value
     of business acquired....................         192          --      (252)         444
                                                  -------        ----    ------       ------
     Total assets............................     $ 2,427        $  1    $1,959       $  467
                                                  =======        ====    ======       ======
LIABILITIES:
  Future policy benefits.....................     $ 5,086        $ 75    $   --       $5,011
  Policyholder account balances..............       4,291          --        --        4,291
  Other policyholder funds...................         235          46      (133)         322
  Other liabilities..........................         556          --       367          189
                                                  -------        ----    ------       ------
     Total liabilities.......................     $10,168        $121    $  234       $9,813
                                                  =======        ====    ======       ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               DECEMBER 31, 2008
                                               ------------------------------------------------
                                                   TOTAL                          TOTAL, NET OF
                                               BALANCE SHEET   ASSUMED    CEDED    REINSURANCE
                                               -------------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
  Premiums and other receivables.............     $ 2,177        $  1    $2,149       $   27
  Deferred policy acquisition costs and value
     of business acquired....................         279          --      (342)         621
                                                  -------        ----    ------       ------
     Total assets............................     $ 2,456        $  1    $1,807       $  648
                                                  =======        ====    ======       ======
LIABILITIES:
  Future policy benefits.....................     $ 5,176        $ 88    $   --       $5,088
  Policyholder account balances..............       4,143          --        --        4,143
  Other policyholder funds...................         249          57      (196)         388
  Other liabilities..........................         446          --       271          175
                                                  -------        ----    ------       ------
     Total liabilities.......................     $10,014        $145    $   75       $9,794
                                                  =======        ====    ======       ======



  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC and MetLife Investors USA Insurance Company, both of which are related parties.

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                        2009      2008     2007
                                                       -----     -----     ----
                                                             (IN MILLIONS)
PREMIUMS:
  Reinsurance ceded(1)...............................  $ (16)    $ (15)    $(17)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Reinsurance ceded..................................  $(116)    $(118)    $(65)
OTHER REVENUES:
  Reinsurance ceded..................................  $   2     $   3     $  2
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance ceded(1)...............................  $ (20)    $ (18)    $(17)
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance ceded..................................  $ (68)    $ (61)    $(58)
OTHER EXPENSES:
  Reinsurance ceded(1)...............................  $(105)    $ (58)    $(18)


--------

   (1) As discussed in Note 2, in September 2008, MetLife completed a tax-free split-off of its majority owned subsidiary, RGA. In connection with this transaction, the Company dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA. As a result of the Company's dividend of interests in RGA, reinsurance transactions between RGA and affiliates were no longer considered affiliated transactions. Affiliated transactions with RGA for the year ended December 31, 2008 include assumed premiums, assumed benefits and ceded interest costs of $43 million, $120 million and $9 million, respectively, and for the year ended December 31, 2007 include assumed premiums, ceded premiums, assumed benefits, ceded benefits,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumed dividends, ceded dividends and ceded interest costs of $129 million, ($63) million, $194 million, ($8) million, $9 million, ($9) million and $13 million, respectively.

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2009     2008
                                                            ------   ------
                                                                 CEDED
                                                            ---------------
                                                             (IN MILLIONS)
ASSETS:
Premiums and other receivables............................  $1,511   $1,383
Deferred policy acquisition costs and value of business
  acquired................................................    (230)    (312)
                                                            ------   ------
  Total assets............................................  $1,281   $1,071
                                                            ======   ======
LIABILITIES:
Other policyholder funds..................................  $ (133)  $ (196)
Other liabilities.........................................      30       35
                                                            ------   ------
  Total liabilities.......................................  $ (103)  $ (161)
                                                            ======   ======



     The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $1,481 million of unsecured affiliated reinsurance recoverable balances.

9.  LONG-TERM DEBT AND SHORT-TERM DEBT -- AFFILIATED

  LONG-TERM DEBT

     The Company's long-term debt includes a surplus note with a fixed rate of 7.625% due January 2024. The outstanding balance of the surplus note was $101 million and $100 million at December 31, 2009 and 2008, respectively.

     Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT -- AFFILIATED

     There was no short-term debt outstanding at both December 31, 2009 and 2008. On December 31, 2007, MetLife Credit Corporation, an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $9 million for each of the years ended December 31, 2009, 2008 and 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

10.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                         YEARS ENDED DECEMBER
                                                                 31,
                                                       -----------------------
                                                        2009     2008     2007
                                                       -----     ----     ----
                                                            (IN MILLIONS)
Current:
  Federal............................................  $  19     $(10)    $(41)
  Foreign............................................     30       75       50
                                                       -----     ----     ----
  Subtotal...........................................     49       65        9
                                                       -----     ----     ----
Deferred:
  Federal............................................   (114)      30       30
                                                       -----     ----     ----
Provision for income tax expense (benefit)...........  $ (65)    $ 95     $ 39
                                                       =====     ====     ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                      2009       2008       2007
                                                      ----       ----       ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate................  $(41)       $75        $28
Tax effect of:
  Tax-exempt investment income......................    (6)         9          2
  Prior year tax....................................    (4)        (7)         8
  Sale of former subsidiary(1)......................   (15)        --         --
  RGA dividend of interests(2)......................    --         16         --
  Other, net........................................     1          2          1
                                                      ----        ---        ---
Provision for income tax expense (benefit)..........  $(65)       $95        $39
                                                      ====        ===        ===



--------

   (1) In December 2002, Cova Corporation, a wholly owned subsidiary of the Company, was sold to MLIC, an affiliate, at which time the Company deferred the loss on the sale. On March 2, 2009, Cova Corporation was sold to a third party and subsequently the Company recognized the deferred loss.

   (2) See Notes 2 and 15 for discussion concerning the dividend of interests in RGA.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                             2009     2008
                                                             ----     ----
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables.................  $ 93     $ 33
  Employee benefits........................................    27       19
  Tax credit carryforwards.................................    44       55
  Net unrealized investment losses.........................    --      162
  Other....................................................     9        8
                                                             ----     ----
                                                              173      277
                                                             ----     ----
Deferred income tax liabilities:
  DAC......................................................     1       10
  Investments..............................................     6       37
  Net unrealized investment gains..........................    73       --
  Other....................................................     5       20
                                                             ----     ----
                                                               85       67
                                                             ----     ----
Net deferred income tax asset..............................  $ 88     $210
                                                             ====     ====



     Tax credit carryforwards amount to $44 million at December 31, 2009 and will expire beginning in 2018.

     General American participates in a tax sharing agreement with MetLife. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $40 million, $16 million and $120 million for 2009, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2001. Due to a lapse of the statute of limitations, the 2003 to 2005 tax years are no longer subject to audit. In 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2001 and 2002 that is anticipated to be completed in 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $24 million. The total amount of unrecognized tax benefits increased by $3 million from January 1, 2007.

     At both December 31, 2008 and 2009, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $18 million. The total amount of unrecognized tax benefits decreased by $6 million from December 31, 2007 due to lapses in the statutes of limitations.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's liability for unrecognized tax benefits may decrease in the next 12 months pending the outcome of an issue with regard to the deductibility of certain payments. A reasonable estimate of decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of this issue will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                      2009       2008       2007
                                                      ----       ----       ----
                                                             (IN MILLIONS)
Balance at beginning of the period..................   $18        $24        $21
Additions for tax positions of current year.........    --         --          7
Lapses of statutes of limitations...................    --         (6)        (4)
                                                       ---        ---        ---
Balance at end of the period........................   $18        $18        $24
                                                       ===        ===        ===



     During the year ended December 31, 2007, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from January 1, 2007.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $5 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2009, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $6 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both of the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $1 million related to the separate account DRD.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Regulators have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has been cooperating fully with these inquiries. The Company is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     North American National Marketing, LLC, et al. v. General American Life Insurance Co., et al. (Dist. Ct. Colo., Arapahoe Cty., filed March 21,
2007). North American National Marketing ("North American") and its affiliate sued the Company and MetLife, Inc. alleging breach of a contract between the Company and North American for the design, development and distribution of certain universal life insurance products for the Company during the period from 2001 to 2006. Plaintiffs sought damages comprised of fees and commissions relating to sales of the life insurance products designed by North American. MetLife was dismissed at trial. In April 2009, a jury awarded damages of $2.95 million against the Company for breach of contract and rejected all other claims. On June 24, 2009, the court issued a judgment in the amount of $3.8 million, inclusive of prejudgment interest and attorneys' fees. The Company has filed a notice of appeal of the judgment.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas, or make other inquiries, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

     In 2007, the Company received $39 million, included in other revenues, based on the resolution of an indemnification claim associated with the 2000 acquisition of the Company by MLIC.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2009     2008
                                                               ----     ----
                                                               (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $5       $ 3
  Premium tax offsets currently available for paid
     assessments.............................................    1        --
                                                                --       ---
                                                                $6       $ 3
                                                                ==       ===
Other Liabilities:
  Insolvency assessments.....................................   $7       $ 4
                                                                ==       ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

  COMMITMENTS

  Leases

     The Company, as lessor, has entered into various lease agreements for office space. Future minimum rental income relating to these lease agreements are as follows:

                                                                    RENTAL
                                                                    INCOME
                                                                -------------
                                                                (IN MILLIONS)
2010..........................................................       $ 9
2011..........................................................       $ 9
2012..........................................................       $ 8
2013..........................................................       $ 6
2014..........................................................       $ 6
Thereafter....................................................       $13


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $177 million and $182 million at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1 million and $6 million at December 31, 2009 and 2008, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

12.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     General American's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2009, the majority of active participants are accruing benefits under the cash balance formula; however, approximately 92% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     General American also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of General American who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for General American, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     General American is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. General American's share of pension expense was $17 million for the year ended December 31, 2009 and $7 million for both years ended December 31, 2008 and 2007. In addition, General American's share of other postretirement expense was $3 million for the year ended December 31, 2009 and less than $1 million for both years ended December 31, 2008 and 2007. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     General American continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service credits while employed, but are not accruing additional benefits in these plans.

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                 PENSION
                                                                 BENEFITS
                                                              -------------
                                                               DECEMBER 31,
                                                              -------------
                                                              2009     2008
                                                              ----     ----
                                                              (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........  $ 25     $ 26
  Service cost..............................................    --       --
  Interest cost.............................................     2        2
  Net actuarial losses......................................     1       --
  Change in benefits........................................    --       --
  Benefits paid.............................................    (3)      (3)
                                                              ----     ----
Benefit obligation at end of year...........................    25       25
                                                              ----     ----
Change in plan assets:
Fair value of plan assets at beginning of year..............    --       --
  Actual return on plan assets..............................    --       --
  Employer contribution.....................................     3        3
  Benefits paid.............................................    (3)      (3)
                                                              ----     ----
  Fair value of plan assets at end of year..................    --       --
                                                              ----     ----
  Funded status at end of year..............................  $(25)    $(25)
                                                              ====     ====
Amounts recognized in the consolidated balance sheets
  consist of:
  Other assets..............................................  $ --     $ --
  Other liabilities.........................................    25       25
                                                              ----     ----
  Net amount recognized.....................................  $(25)    $(25)
Accumulated other comprehensive (income) loss:
  Net actuarial losses......................................  $ 12     $ 12
  Prior service credit......................................   (11)     (13)
                                                              ----     ----
                                                              $  1     $ (1)
                                                              ====     ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                             NON-QUALIFIED
                                                                  PLAN
                                                             -------------
                                                              DECEMBER 31,
                                                             -------------
                                                             2009     2008
                                                             ----     ----
                                                             (IN MILLIONS)
Aggregate fair value of plan assets........................   N/A      N/A
Aggregate projected benefit obligation.....................    25       25
                                                             ----     ----
Over (under) funded........................................  $(25)    $(25)
                                                             ====     ====



     The accumulated benefit obligation for all defined benefit pension plans was $25 million at both December 31, 2009 and 2008.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2009     2008
                                                               ----     ----
                                                               (IN MILLIONS)
Projected benefit obligation.................................   $25      $25
Accumulated benefit obligation...............................   $25      $25
Fair value of plan assets....................................   $--      $--


     The projected benefit obligation exceeded assets for all pension plans at December 31, 2009 and 2008.

     Net periodic pension cost and net periodic other postretirement benefit plan cost are comprised of the following:

          i) Service Cost -- Service cost is the increase in the projected (expected) pension benefit obligation resulting from benefits payable to employees of the Company on service rendered during the current year.

          ii) Interest Cost on the Liability -- Interest cost is the time value adjustment on the projected (expected) pension benefit obligation at the end of each year.

          iii) Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated (other) pension fund assets in a particular year.

          iv) Amortization of Prior Service Cost -- This cost relates to the recognition of increases or decreases in pension (other postretirement) benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in accumulated other comprehensive income (loss) at the time of the amendment. These costs are then amortized to pension (other postretirement benefit) expense over the expected service years of the employees affected by the change.

          v) Amortization of Net Actuarial Gains or Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension (other postretirement) plan assets or projected (expected) pension benefit obligation during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension (other postretirement benefit) expense over the expected service years of the employees.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------
                                                                            OTHER POSTRETIREMENT
                                                  PENSION BENEFITS              BENEFITS(1)
                                               ----------------------     -----------------------
                                               2009     2008     2007     2009      2008     2007
                                               ----     ----     ----     ----      ----     ----
                                                                  (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost...............................   $--      $--      $--      $--       $--      $--
  Interest cost..............................     1        2        2       --        --       --
  Expected return on plan assets.............    --       --       --       --        --       --
  Amortization of net actuarial (gains)
     losses..................................     1        1       --       --        --       --
  Amortization of prior service cost
     (credit)................................    (2)      (3)      (2)      --        --       --
                                                ---      ---      ---      ---       ---      ---
     Net periodic benefit cost...............    --       --       --       --        --       --
     Net periodic cost of asset held-for-
       sale..................................    --       --        4       --        --        1
                                                ---      ---      ---      ---       ---      ---
                                                 --       --        4       --        --        1
                                                ---      ---      ---      ---       ---      ---
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME (LOSS)
  Net actuarial (gains) losses...............    --       (7)      (3)      --        (2)      (3)
  Prior service cost (credit)................     2        2        1       --        --       --
  Amortization of net actuarial (gains)
     losses..................................    (1)      (1)      (1)      --        --       --
  Amortization of prior service cost
     (credit)................................     2        3        2       --        --       --
                                                ---      ---      ---      ---       ---      ---
     Total recognized in other comprehensive
       income (loss).........................     3       (3)      (1)      --        (2)      (3)
                                                ---      ---      ---      ---       ---      ---
     Total recognized in net periodic benefit
       cost and other comprehensive income
       (loss)................................   $ 3      $(3)     $ 3      $--       $(2)     $(2)
                                                ===      ===      ===      ===       ===      ===



--------

   (1) Other Postretirement Benefits are related to RGA. See Note 2.

     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of ($3) million before income tax and ($2) million, net of income tax.

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $1 million and ($2) million, respectively.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                               DECEMBER 31,
                                                              -------------
                                                                 PENSION
                                                                 BENEFITS
                                                              -------------
                                                              2009     2008
                                                              ----     ----
Weighted average discount rate..............................  6.25%    6.60%
Rate of compensation increase...............................   N/A      N/A

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Assumptions used in determining net periodic benefit cost were as follows:

                                                              DECEMBER 31,
                                                         ----------------------
                                                            PENSION BENEFITS
                                                         ----------------------
                                                         2009     2008     2007
                                                         ----     ----     ----
Weighted average discount rate.........................  6.60%    6.65%    6.00%
Weighted average expected rate of return on plan
  assets...............................................   N/A      N/A      N/A
Rate of compensation increase..........................   N/A      N/A      N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  EXPECTED FUTURE CONTRIBUTIONS AND BENEFIT PAYMENTS

     In 2010, the Company does not expect to make a contribution to its pension plans.

     Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                              PENSION BENEFITS
                                                              ----------------
                                                                (IN MILLIONS)
2010........................................................         $ 3
2011........................................................         $ 3
2012........................................................         $ 3
2013........................................................         $ 3
2014........................................................         $ 3
2015 - 2019.................................................         $11


  SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

13.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $65 million, $1,177 million and $106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $995 million and $1,079 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to GenAmerica as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). General American will be permitted to pay a dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance. During the year ended December 31, 2009, General American paid a dividend of $107 million. Of that amount, $87 million was a return of capital. As described in Note 2, during the year ended December 31, 2008, General American paid to GenAmerica an in-kind extraordinary dividend of $1,318 million. During the year ended December 31, 2007, General American did not pay a dividend to GenAmerica. The maximum amount of dividends which General American may pay to GenAmerica in 2010 without prior regulatory approval is $149 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                        2009     2008    2007
                                                       -----   -------   ----
                                                            (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year...........................................  $ 729   $(1,539)  $ 14
Income tax effect of holding gains (losses)..........   (254)      544    (13)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................     46       105     29
  Amortization of premiums and accretion of discounts
     associated with investments.....................    (38)      (37)   (33)
Income tax effect....................................     (3)      (26)     2
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.............    (63)      175    (70)
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts...............     22       (61)    42
Unrealized investment loss on dividend of interests
  in subsidiary......................................     --        88     --
Deferred income tax on unrealized investment loss on
  dividend of interests in subsidiary................     --       (46)    --
                                                       -----   -------   ----
Net unrealized investment gains (losses), net of
  income tax.........................................    439      (797)   (29)
Foreign currency translation adjustment, net of
  income tax.........................................     --      (229)   116
Defined benefit plan adjustment, net of income tax...     (2)        8      2
                                                       -----   -------   ----
Other comprehensive income (loss)....................    437    (1,018)    89
Other comprehensive income (loss) attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary................     --       150      8
Foreign currency translation adjustment attributable
  to noncontrolling interests of subsidiary at date
  of dividend of interests in subsidiary.............     --       107    (56)
Defined benefit plan adjustment attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary................     --        (4)    (1)
                                                       -----   -------   ----
Other comprehensive income (loss) attributable to
  General American Life Insurance Company, excluding
  cumulative effect of change in accounting
  principle..........................................    437      (765)    40
Cumulative effect of change in accounting principle,
  net of income tax of less than $1 million,
  effective April 1, 2009 (See Note 1)...............     (1)       --     --
                                                       -----   -------   ----
Other comprehensive income (loss) attributable to
  General American Life Insurance Company............  $ 436   $  (765)  $ 40
                                                       =====   =======   ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2009     2008     2007
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Compensation..........................................  $ 14     $ 22     $ 10
Commissions...........................................    47       39       30
Commissions on ceded reinsurance......................   (65)     (43)     (37)
Interest expense......................................    10       10       10
Amortization of DAC and VOBA..........................    30       18       25
Capitalization of DAC.................................    (6)      --       (7)
Insurance tax.........................................    14       11       13
Other.................................................    62       27       33
                                                        ----     ----     ----
Total other expenses..................................  $106     $ 84     $ 77
                                                        ====     ====     ====



  Interest Expense

     Includes interest expense on debt (see Note 9) and interest expense on tax audits.

  Amortization and Capitalization of DAC and VOBA

     See Note 6 for a rollforward of DAC and VOBA including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, commissions on ceded reinsurance, interest expense, amortization of DAC and VOBA and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 16 for discussion of affiliated expenses included in the table above.

15.  DISCONTINUED OPERATIONS

  OPERATIONS

     As more fully described in Note 2, MetLife completed a tax-free split-off of its majority-owned subsidiary, RGA, in September 2008. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA. RGA's operating results were reclassified to discontinued operations for all periods presented.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the amounts related to the operations of RGA that have been reflected as discontinued operations in the consolidated statements of operations:

                                                              YEARS ENDED
                                                              DECEMBER 31,
                                                           -----------------
                                                            2008       2007
                                                           ------     ------
                                                             (IN MILLIONS)
Revenues:
  Premiums...............................................  $3,535     $4,910
  Net investment income..................................     597        908
  Other revenues.........................................      69         77
  Net investment gains (losses)..........................    (249)      (177)
                                                           ------     ------
     Total revenues......................................   3,952      5,718
                                                           ------     ------
Expenses:
  Policyholder benefits and claims.......................   2,989      3,989
  Interest credited to policyholder account balances.....     108        262
  Other expenses.........................................     699      1,226
                                                           ------     ------
     Total expenses......................................   3,796      5,477
                                                           ------     ------
Income before provision for income tax...................     156        241
Provision for income tax.................................      53         84
                                                           ------     ------
Income from discontinued operations, net of income tax,
  attributable to General American Life Insurance
  Company................................................     103        157
Income from discontinued operations, net of income tax,
  attributable to noncontrolling interests...............      94        141
Loss in connection with the dividend of interests in
  subsidiary, net of income tax..........................    (398)        --
                                                           ------     ------
Income (loss) from discontinued operations, net of income
  tax....................................................  $ (201)    $  298
                                                           ======     ======



     The operations of RGA included direct policies and reinsurance agreements with MetLife and some of its affiliates. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these affiliated transactions, including ceded amounts that reduced premiums and fees by $23 million and $38 million and ceded amounts that reduced policyholder benefits and claims by $13 million and $33 million for the years ended December 31, 2008 and 2007, respectively, that have not been eliminated as these transactions have continued after the RGA disposition.

16.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $29 million, $36 million and $44 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $13 million, $28 million and $5 million, included

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $6 million, included in other expenses, for both years ended December 31, 2009 and 2008, and $14 million, included in other expenses, for the year ended December 31, 2007. The Company did not receive any fees for this service for the year ended December 31, 2009. The Company received fees for this service of $28 million and $26 million, included in other expenses, for the years ended December 31, 2008 and 2007, respectively.

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. The Company did not incur any charges for the year ended December 31, 2009 related to this distribution agreement. MDC charged the Company $2 million and $4 million, included in other expenses, for the years ended December 31, 2008 and 2007, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $1 million included in universal life and investment-type product policy fees for both years ended December 31, 2009 and 2008, respectively, and $2 million included in universal life and investment-type product policy fees, for the year ended December 31, 2007.

     The Company had net receivables from affiliates of $6 million and $9 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8.

     See Note 3 for additional related party transactions.

17.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.


2.   Statements of Assets and Liabilities of December 31, 2009.

3.   Statements of Operations for the year ended December 31, 2009.

4.   Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.


5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.


2.   Balance Sheets as of December 31, 2009 and 2008.

3.   Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

5.   Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.


6.   Notes to the Financial Statements.



The Following Consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are
included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.


2.   Consolidated Balance Sheets as of December 31, 2009 and 2008.

3.   Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and
     2007.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.


6.   Notes to the Consolidated Financial Statements.



b.            Exhibits
              --

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account
              (1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001) (6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002)(6)

     (iii)    Form of Retail Sales Agreement (MLIDC 11-01-05 (LTC)) (13)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (16)


     (v)      Form of Retail Sales Agreement (2-10) and Schedule of Differences (22)

     (vi)     Retail Sales Agreement and Amendments (Edward Jones) (23)

     (vii)    Selling Agreement and Amendments (UBS Financial Services Inc.) (22)


4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (2)

     (ii)     Fixed Account Rider (2)

     (iii)    Death Benefit Rider - (Annual Step-Up) (2)

     (iv)     Individual Retirement Annuity Endorsement (2)

     (v)      Roth Individual Retirement Annuity Endorsement (2)

     (vi)     401 Plan Endorsement (2)

     (vii)    Tax Sheltered Annuity Endorsement (2)

     (viii)   Unisex Annuity Rates Rider (2)

     (ix)     Simple Individual Retirement Annuity Endorsement (2)


     (x)        Individual Retirement Annuity Endorsement 6023.1 (9/02) (6)

     (xi)       Tax Sheltered Annuity Endorsement 6026.1 (9/02) (6)

     (xii)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02) (6)

     (xiii)     401 (a)/403 (a) Plan Endorsement 6025.1 (9/02) (6)

     (xiv)      Simple Individual Retirement Annuity Endorsement 6276 (9/02) (6)

     (xv)       Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
                formerly First Cova Life Insurance Company (4)

     (xvi)      Form of Contract Schedule 6028-3 (11/05)-D (8)

     (xvii)     Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05) (7)

     (xviii)    Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E (7)

     (xix)      Guaranteed Minimum Accumulation Benefit Rider-Living Benefit (GMAB) FULI-670-1 (11/05) (7)

     (xx)       Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (9)

     (xxi)      Form of Lifetime Guaranteed Withdrawal Benefit Rider (11)

     (xxii)     Form of Guaranteed Minimum Income Benefit Rider (11)

     (xxiii)    Form of Contract Schedule (enhanced GMIB Plus) (11)

     (xxiv)     Lifetime Guaranteed Withdrawal Benefit Rider (12)

     (xxv)      Form of Contract Schedule (14)

     (xxvi)     Death Benefit Rider - (Principal Protection) 6015 (02/02). (16)

     (xxvii)    Form of Contract Schedule 6028 (7/08) (21)

     (xxviii)   Form of Contract Schedule MLIU-ELGWB (4/08) (21)

     (xxix)     Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08) (21)

     (xxx)      Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-4 (7/08) (21)

5.   (i)        Variable Annuity Application (3)

     (ii)       Variable Annuity Application 4482 (7/05) (8)

     (iii)      Form of Variable Annuity Application (14)

     (iv)       Form of Variable Annuity Application (21)

6.   (i)        Copy of Articles of Incorporation of the Company (1)

     (ii)       Copy of Amended and Restated Bylaws of the Company (3)

7.   (i)        Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life
                Insurance Company (5)

     (ii)       Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors
                Insurance Company and Metropolitan Life Insurance Company. (20)

8.   (i)        Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001) (3)

     (ii)       Participation Agreement among Metropolitan Series Fund Inc., Metropolitan Life Insurance Company
                and First MetLife Investors Insurance Company (February 1, 2001) (6)

     (iii)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Investors, LLC, Metropolitan
                Life Insurance Company and First MetLife Investors (effective July 1, 2004) (10)

     (iv)       Net Worth Agreement (12)

     (v)        Guarantee Agreement (General American Life Insurance Company) (June 1, 1995) (15)

     (vi)       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers,LLC, MetLife
                Securities, Inc. and First MetLife Investors (effective April 30, 2007) (16)

     (vii)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31,
                2007)(18)


9.        (i)     Opinion of Counsel (17)

          (ii)    Opinion of Counsel (General American Life Insurance Company) (15)


10.       (i)     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                  Registrant and the Guarantor (filed herewith)

          (ii)    Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                  (filed herewith)


11.               Not Applicable.

12.               Not Applicable.


13.       (i)     Powers of Attorney for Michael K. Farrell, Norse N. Blazzard, Robert L. Davidow, Elizabeth M. Forget,
                  George Foulke, Richard A. Hemmings, Jay S. Kaduson, Lisa S. Kuklinski, Richard C. Pearson, Thomas
                  A. Price, Thomas J. Skelly, Paul A. Sylvester, Jeffrey A. Tupper and James J. Reilly (filed herewith)

          (ii)    Powers of Attorney (General American Life Insurance Company) for Michael K. Farrell, Peter M. Carlson,
                  Todd B. Katz, Maria R. Morris, James L. Lipscomb, Eric T. Steigerwalt, Stanley J. Talbi, Michael J.
                  Vietri, James J. Reily, and Teresa Wynn Roseborough (filed herewith)


      (1)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                  Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2)         incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96795 and 811-08306) as
                  electronically filed on July 19, 2002.

      (3)         incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                  333-96795 and 811-08306) as electronically filed on October 15, 2002.

      (4)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                  Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (5)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                  Nos. 333-96795 and 811-08306) as electronically filed on May 1, 2003.

      (6)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                  Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (7)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to N-4 (File Nos.
                  333-96773 and 811-08306) as electronically filed on July 14, 2005.

      (8)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                  Nos. 333-96795 and 811-08306) as electronically filed on July 15, 2005.

      (9)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to N-4 (File Nos.
                  333-96773 and 811-08306) as electronically filed on September 9, 2005.

   (10)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to N-4 (File Nos.
                  333-96773 and 811-08306) as electronically filed on October 7, 2005.

   (11)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

   (12)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
                  Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.

   (13)           incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                  Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
                  24, 2006.

   (14)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                  Nos. 333-96795 and 811-08306) as electronically filed on April 21, 2006.

   (15)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                  Nos. 333-96795 and 811-08306) as electronically filed on July 24, 2006.

   (16)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                  Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.


(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-96795 and 811-08306) as electronically filed on April 18, 2007.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-96777 and 811-08306) as electronically filed on October 31, 2007.

(19)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos. 333-96795 and 811-08306) as electronically filed on July 12, 2007.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File
         Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.


(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
         Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
         Nos. 333-96775 and 811-08306) as electronically filed on October 9, 2009.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Richard C. Pearson                      Director, Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel and Secretary
Irvine, CA 92614

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Norse N. Blazzard                       Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Richard A. Hemmings                     Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Thomas A. Price                         Director
66 Davidson Lane East
West Islip, NY 11795


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Thomas J. Skelly                        Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollman, Jr.                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Patrick D. Studley                      Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Betty Davis                             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
New York, NY 11101

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Gene Lunman                             Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2010, there were 314 qualified contract owners and 276 non-qualified contract owners of Class C contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One

       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Peter Gruppuso                          Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $30,452,983         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110

    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of New York, and state of New York, on this 15th day of April, 2010.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: FIRST METLIFE INVESTORS INSURANCE COMPANY


By: /s/ Richard C. Pearson
    --------------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel


FIRST METLIFE INVESTORS INSURANCE COMPANY
(Depositor)


By: /s/ Richard C. Pearson
    --------------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2010.


/s/ Michael K. Farrell*            Chairman of the Board, President Chief
--------------------------------   Executive Officer and Director
Michael K. Farrell


/s/ James J. Reilly*               Vice President-Finance (principal financial
--------------------------------   officer and principal accounting officer)
James J. Reilly


/s/ Norse N. Blazzard*             Director
--------------------------------
Norse N. Blazzard


/s/ Robert L. Davidow*             Director
--------------------------------
Robert L. Davidow


/s/ Elizabeth M. Forget*           Director and Executive Vice President
--------------------------------
Elizabeth M. Forget


/s/ George Foulke*                 Director
--------------------------------
George Foulke


/s/ Richard A. Hemmings*           Director
--------------------------------
Richard A. Hemmings


/s/ Jay S. Kaduson*                Director and Vice President
--------------------------------
Jay S. Kaduson


/s/ Lisa S. Kuklinski*             Director and Vice President
--------------------------------
Lisa S. Kuklinski


/s/ Richard C. Pearson*            Director, Vice President, Associate General
--------------------------------   Counsel and Secretary
Richard C. Pearson


/s/ Thomas A. Price*               Director
--------------------------------
Thomas A. Price


/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester


/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper


/s/ Thomas J. Skelly*              Director
--------------------------------
Thomas J. Skelly


*By: /s/ Michele H. Abate
     ----------------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 15, 2010

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on the 15th day of April, 2010.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)


By: /s/ James J. Reilly
    ----------------------------------------
    James J. Reilly
    Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2010.


/s/ Michael K. Farrell*            Chairman of the Board, President, Chief
--------------------------------   Executive Officer and Director
Michael K. Farrell

/s/ Todd B. Katz*                  Director
--------------------------------
Todd B. Katz

/s/ James L. Lipscomb*             Director
--------------------------------
James L. Lipscomb

/s/ Peter M. Carlson*              Director, Executive Vice President and Chief
--------------------------------   Accounting Officer
Peter M. Carlson

/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri

/s/ Maria R. Morris*               Director
--------------------------------
Maria R. Morris

/s/ James J. Reilly*               Vice President (principal financial officer)
--------------------------------
James J. Reilly

/s/ Eric T. Steigerwalt*           Director
--------------------------------
Eric T. Steigerwalt

/s/ Teresa Wynn Roseborough*       Director
--------------------------------
Teresa Wynn Roseborough

*By: /s/ Michele H. Abate
     --------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 15, 2010

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                    INDEX TO EXHIBITS

10 (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

10 (ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.

13 (i) Powers of Attorney (First MetLife Investors Insurance Company)

13 (ii) Powers of Attorney (General American Life Insurance Company)